UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07384

                      NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
               (Exact name of registrant as specified in charter)

               600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
                    (Address of principal executive offices)

                              CHARLES H. FIELD, JR.
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 30TH FLOOR
                               SAN DIEGO, CA 92101
                     (Name and address of agent for service)

                                    Copy to:
                               Deborah A. Wussow
                    c/o Nicholas-Applegate Capital Management
                         600 West Broadway, 30th Floor
                              San Diego, CA 92101

	Registrant's telephone number, including area code: (619) 687-2988

			Date of fiscal year end: March 31

		Date of reporting period: September 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




ITEM 1. REPORTS TO STOCKHOLDERS.

[NICHOLAS APPLEGATE(R) INSTITUTIONAL FUNDS LOGO]


SEMI-ANNUAL REPORT

CLASS I, II, III & IV SHARES

SEPTEMBER 30, 2005

(UNAUDITED)

LETTER TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDER,

Equity markets around the world climbed higher during the six months ended September 30, 2005. Key themes influencing stock prices were the overall strength of the global economy, healthy corporate profits, rising commodity prices and investors' renewed interest in growth stocks.

   In this semi-annual report, we review the performance of the financial markets and our mutual funds from April 1 through September 30. In addition, we share our perspective on the dynamics shaping the investment landscape and our outlook for the months ahead.

   In the United States, the S&P 500 Index rose 5.01%, and equity indexes across the style and capitalization spectrum also posted solid gains. Corporate earnings came in better than expected due to higher sales growth, share buybacks, subdued capital expenditures and continued cost discipline. The second quarter of 2005 marked the eighth consecutive season of double-digit profit growth among S&P 500 companies, a feat accomplished only three times since 1950. The U.S. economy achieved a similar type of milestone, marking its ninth straight quarter of annualized GDP growth in excess of 3%. The Federal Reserve continued raising short-term interest rates at a measured pace, with four more 0.25% rate hikes during the period. Long-term bond yields remained low, however, offsetting the impact of tighter monetary policy.

   In developed markets overseas, the MSCI EAFE Index rose 9.61% in U.S. dollar terms. Returns were even higher in local currencies, as the dollar strengthened 7.3% versus the euro and 5.9% versus the yen. Among the larger markets, stocks in Japan performed especially well, with the MSCI Japan Index rising 14.99% (US$). Japanese equities rallied on continued strength in corporate profits, signs the economy was on the mend and the decisive reelection of reformist Prime Minister Koizumi.

   Equities delivered the strongest gains in developing markets, with the MSCI Emerging Markets Index rising 23.12% (US$). Stocks in emerging countries benefited from a surge in investors' risk appetites, abundant liquidity, improving fundamentals and rising commodity prices. After retreating in the first half of the six-month period, the Commodity Research Bureau (CRB) Index advanced in the third quarter to finish up 6.8%. Oil prices jumped over 20%, although the pass through of rising oil prices in the form of higher inflation has been limited thus far.

   Against this backdrop, our mutual funds turned in strong performance in both absolute and relative terms. All of the funds posted gains, with the majority delivering double-digit increases. Nine of the thirteen funds outperformed their benchmarks, and those that trailed did so by modest amounts. One of the best performers was the Mini Cap Growth Fund, which rose 15.51% and outpaced the Russell 2000 Growth Index by 5.50%. In July, we celebrated the ten-year anniversary of this fund, which has shown strong relative performance since inception. Its proven ability to add value over the years is a testament to the enduring nature of our investment philosophy.

   I'm also pleased to report that Nicholas-Applegate acquired the international equity business of Duncan-Hurst Capital Management on July 1, 2005. As part of the transaction, we welcomed Duncan-Hurst investment professionals Vincent Willyard, Joseph Devine and Barry Kendall to our international equity team. Vincent, Joe and Barry have twenty-seven years of combined experience and bring solid track records in international equity investing. Their expertise complements our capabilities across developed non-U.S., emerging, global and domestic markets.

   We also added several analysts to our research team, further evidence of our commitment to providing shareholders with the highest-caliber investment talent. The team consists of specialists who follow sectors on a global basis, as well as regional specialists for domestically focused industries such as retail. We believe this blend of sector and regional expertise provides us with the best perspective for identifying companies poised to outperform.

   Looking ahead, we expect the global recovery that began in 2002 to continue through the end of 2005 and into 2006, albeit at a slower pace due to high energy prices. We anticipate modestly rising interest rates in the United States, stable rates in Europe and lower rates in the United Kingdom where the central bank has already started to ease. We are viewing Japan with cautious optimism given recent strengthening in economic data and the pro-reform election result. From a corporate standpoint, earnings growth has passed its peak; however, we expect profits to continue to grow at healthy levels. The combination of solid economic and earnings growth bodes well for the global equity markets.

   In this environment, we believe that companies that can deliver strong earnings growth should once again command premium valuations relative to all others. Following several years of value stock leadership, growth stocks outperformed this period, suggesting signs of a return to growth. We also think this kind of environment is ideal for security selection, particularly for investing in companies where positive change is leading to increased earnings estimates. We continue to search out those companies in all of our funds.

   On behalf of everyone at Nicholas-Applegate, thank you for your participation in the Nicholas-Applegate Institutional Funds. We appreciate the trust you have placed in us.

Best Regards,

/s/ Horacio A. Valeiras

Horacio A. Valeiras, CFA
President and Chief Investment Officer
September 30, 2005

TABLE OF CONTENTS

                                                                              PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
   U.S. Mini Cap Growth                                                          1
   U.S. Emerging Growth                                                          6
   U.S. Small Cap Value                                                         11
   U.S. Large Cap Value                                                         16
   U.S. Systematic Large Cap Growth                                             20
   U.S. Systematic SMID Growth                                                  24
   U.S. Convertible                                                             29
   Global Select                                                                34
   International Growth                                                         38
   International Growth Opportunities                                           42
   Emerging Markets Opportunities                                               46
   International Systematic                                                     50
   U.S. High Yield Bond                                                         53
The Funds':
   Shareholder Expense Example                                                  58
   Financial Highlights                                                         62
   Statements of Assets and Liabilities                                         68
   Statements of Operations                                                     70
   Statements of Changes in Net Assets                                          72
   Notes to the Financial Statements                                            76
   Supplementary Information                                                    81

----------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Class I, II, III & IV Shares.
Distributor: Nicholas-Applegate Securities.

U.S. MINI CAP GROWTH FUND

   MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; K. MATHEW AXLINE, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Mini Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in U.S. companies with "mini" market capitalizations that offer superior growth prospects.

   MARKET OVERVIEW: Despite record-high energy prices, four interest-rate hikes from the Federal Reserve and two major hurricanes, U.S. equities posted gains during the six months ended September 30, 2005. Investors bid stock prices up due to:

   - Continued solid growth in the economy, driven by healthy levels of consumer spending and business investment

   - Better-than-expected corporate earnings and a bright profit outlook for the remainder of 2005

   - Relatively tame core inflation, which excludes volatile food and energy prices

   The market's gains were broad-based, with stocks in all major styles and capitalization ranges posting increases. On a comparative basis, small-cap shares outpaced large caps, and growth surpassed value.

   Within the small-cap growth market, energy stocks were the clear winners, rising more than 40% in the Russell 2000 Growth Index. Health care came in second, led by strength in biotechnology. The industry benefited from positive news on both drug approvals and clinical trial results. The consumer discretionary sector was the worst performer and the only group in the index to post a negative return. While the consumer has been remarkably resilient, fears that high energy prices would cause a material slowdown in spending pressured these stocks, particularly retailers.

   PERFORMANCE: During the six months ended September 30, 2005, the Fund's Class I shares gained 15.51%. This compared favorably to the Russell 2000 Growth Index, which rose 10.01%.

   PORTFOLIO SPECIFICS: Outperformance versus the index was driven by stock selection, which was positive across nearly all sectors of investment. Issue selection was particularly strong among consumer discretionary stocks, where Charles & Colvard was a notable performer. The company, which manufactures a scientifically produced jewel, benefited from increased acceptance of its product.

   A number of health care companies were also on the list of best-performing stocks, including ViroPharma and Radiation Therapy Services. ViroPharma, a specialty pharmaceutical firm, benefited from substantial projected increases in sales of its Vancocin antibiotic product. Radiation Therapy Services, an operator of radiation treatment centers, experienced rapid growth as it expanded into new markets.

   While the Fund outperformed, there were areas of weakness. An underweight in energy hurt relative results, and stock selection was negative in the consumer staples and financials sectors.

   Our bottom-up stock selection decisions did not result in any major changes to the portfolio's structure during the period. At period-end, the Fund remained well-diversified across sectors and industries.

   MARKET OUTLOOK: The Gulf hurricanes and soaring energy prices are expected to affect the economy in the near term. The rate of economic growth going forward will depend on whether energy remains expensive and whether the Fed continues battling inflationary expectations by raising short-term interest rates. It is possible that costly oil could have an offsetting deflationary effect, as muted consumer demand slows price appreciation, creating an environment where interest rates can stabilize and the economy can continue to expand. We believe the Fund is well-positioned to capitalize on changing market conditions.

U.S. MINI CAP GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. MINI CAP GROWTH FUND CLASS I SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

   1 YEAR                           5 YEARS                        10 YEARS
   24.76%                            0.45%                          14.55%

              U.S. MINI CAP GROWTH FUND CLASS I SHARES        RUSSELL 2000 GROWTH INDEX
 7/12/1995                  $    250,000                            $  250,000
 7/31/1995                  $    261,400                            $  259,625
 8/31/1995                  $    266,200                            $  262,829
 9/30/1995                  $    275,600                            $  268,240
10/31/1995                  $    270,200                            $  255,046
11/30/1995                  $    278,200                            $  266,303
12/31/1995                  $    287,000                            $  272,205
 1/31/1996                  $    284,600                            $  269,951
 2/29/1996                  $    301,400                            $  282,261
 3/31/1996                  $    317,000                            $  287,841
 4/30/1996                  $    365,200                            $  309,938
 5/31/1996                  $    408,800                            $  325,832
 6/30/1996                  $    371,600                            $  304,659
 7/31/1996                  $    319,000                            $  267,467
 8/31/1996                  $    340,600                            $  287,267
 9/30/1996                  $    359,600                            $  302,061
10/31/1996                  $    349,200                            $  289,031
11/30/1996                  $    361,193                            $  297,068
12/31/1996                  $    369,458                            $  302,861
 1/31/1997                  $    384,749                            $  310,427
 2/28/1997                  $    358,920                            $  291,680
 3/31/1997                  $    329,372                            $  271,096
 4/30/1997                  $    319,660                            $  267,960
 5/31/1997                  $    374,831                            $  308,234
 6/30/1997                  $    408,925                            $  318,686
 7/31/1997                  $    444,879                            $  335,016
 8/31/1997                  $    477,320                            $  345,070
 9/30/1997                  $    522,779                            $  372,606
10/31/1997                  $    488,272                            $  350,227
11/30/1997                  $    483,440                            $  341,878
12/31/1997                  $    480,998                            $  342,069
 1/31/1998                  $    473,447                            $  337,506
 2/28/1998                  $    510,089                            $  367,305
 3/31/1998                  $    556,279                            $  382,713
 4/30/1998                  $    565,605                            $  385,059
 5/31/1998                  $    533,406                            $  357,085
 6/30/1998                  $    542,066                            $  360,734
 7/31/1998                  $    498,761                            $  330,613
 8/31/1998                  $    371,076                            $  254,294
 9/30/1998                  $    402,941                            $  280,077
10/31/1998                  $    416,726                            $  294,686
11/30/1998                  $    459,694                            $  317,544
12/31/1998                  $    521,539                            $  346,279
 1/31/1999                  $    536,704                            $  361,855
 2/28/1999                  $    472,963                            $  328,752
 3/31/1999                  $    479,598                            $  340,462
 4/30/1999                  $    516,563                            $  370,529
 5/31/1999                  $    495,237                            $  371,114
 6/30/1999                  $    544,524                            $  390,664
 7/31/1999                  $    539,785                            $  378,585
 8/31/1999                  $    560,874                            $  364,426
 9/30/1999                  $    582,437                            $  371,456
10/31/1999                  $    634,093                            $  380,969
11/30/1999                  $    751,038                            $  421,252
12/31/1999                  $    963,917                            $  495,498
 1/31/2000                  $  1,001,951                            $  490,885
 2/29/2000                  $  1,347,951                            $  605,094
 3/31/2000                  $  1,207,451                            $  541,487
 4/30/2000                  $    988,327                            $  486,813
 5/31/2000                  $    853,220                            $  444,187
 6/30/2000                  $  1,113,216                            $  501,568
 7/31/2000                  $    993,436                            $  458,583
 8/31/2000                  $  1,094,483                            $  506,822
 9/30/2000                  $  1,048,501                            $  481,643
10/31/2000                  $    913,677                            $  442,548
11/30/2000                  $    728,875                            $  362,194
12/31/2000                  $    764,665                            $  384,357
 1/31/2001                  $    805,273                            $  415,467
 2/28/2001                  $    688,267                            $  358,515
 3/31/2001                  $    622,882                            $  325,919
 4/30/2001                  $    701,344                            $  365,821
 5/31/2001                  $    748,835                            $  374,293
 6/30/2001                  $    794,949                            $  384,500
 7/31/2001                  $    757,782                            $  351,698
 8/31/2001                  $    726,122                            $  329,717
 9/30/2001                  $    618,752                            $  276,501
10/31/2001                  $    660,048                            $  303,100
11/30/2001                  $    691,020                            $  328,409
12/31/2001                  $    738,511                            $  348,869
 1/31/2002                  $    728,187                            $  336,449
 2/28/2002                  $    690,332                            $  314,681
 3/31/2002                  $    748,835                            $  342,027
 4/30/2002                  $    750,211                            $  334,639
 5/31/2002                  $    720,616                            $  315,063
 6/30/2002                  $    697,215                            $  288,345
 7/31/2002                  $    558,185                            $  244,027
 8/31/2002                  $    550,614                            $  243,905
 9/30/2002                  $    514,136                            $  226,295
10/31/2002                  $    525,836                            $  237,745
11/30/2002                  $    559,561                            $  261,306
12/31/2002                  $    517,577                            $  243,276
 1/31/2003                  $    505,876                            $  236,659
 2/28/2003                  $    492,799                            $  230,340
 3/31/2003                  $    512,071                            $  233,818
 4/30/2003                  $    566,444                            $  255,937
 5/31/2003                  $    644,906                            $  284,781
 6/30/2003                  $    695,150                            $  290,278
 7/31/2003                  $    766,730                            $  312,223
 8/31/2003                  $    813,532                            $  328,989
 9/30/2003                  $    823,168                            $  320,665
10/31/2003                  $    916,772                            $  348,371
11/30/2003                  $    956,692                            $  359,728
12/31/2003                  $    951,874                            $  361,347
 1/31/2004                  $  1,029,648                            $  380,317
 2/29/2004                  $  1,033,089                            $  379,747
 3/31/2004                  $  1,009,688                            $  381,532
 4/30/2004                  $    951,874                            $  362,379
 5/31/2004                  $    961,509                            $  369,590
 6/30/2004                  $    946,951                            $  381,861
 7/31/2004                  $    867,217                            $  347,608
 8/30/2004                  $    823,856                            $  340,134
 9/30/2004                  $    859,646                            $  358,943
10/31/2004                  $    862,397                            $  367,666
11/30/2004                  $    955,191                            $  398,734
12/31/2004                  $  1,009,445                            $  413,048
 1/31/2005                  $    950,090                            $  394,420
 2/28/2005                  $    965,291                            $  399,823
 3/31/2005                  $    928,417                            $  384,830
 4/30/2005                  $    887,938                            $  360,355
 5/31/2005                  $    932,779                            $  385,760
 6/30/2005                  $    988,466                            $  398,220
 7/31/2005                  $  1,065,863                            $  426,055
 8/31/2005                  $  1,056,483                            $  420,048
 9/30/2005                  $  1,072,436                            $  423,366

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. Class II shares are new and have no prior performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. MINI CAP GROWTH FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 100.0%

AEROSPACE/DEFENSE-EQUIPMENT -- 0.7%
   Kaman Corp. Cl. A                                                                   26,900   $       550,105
                                                                                                ---------------
APPAREL MANUFACTURERS -- 1.2%
   Gymboree Corp.*                                                                     38,900           530,596
   True Religion Apparel, Inc.* ##                                                     22,500           374,400
                                                                                                ---------------
                                                                                                        904,996
                                                                                                ---------------
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.0%
   Layne Christensen Company* ##                                                       31,300           737,115
                                                                                                ---------------
BUILDING PRODUCTS-DOORS & WINDOWS -- 1.1%
   Apogee Enterprises, Inc.##                                                          45,500           778,050
                                                                                                ---------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 1.8%
   LSI Industries, Inc.                                                                43,300           822,700
   Fiberstars, Inc.* ##                                                                52,100           541,319
                                                                                                ---------------
                                                                                                      1,364,019
                                                                                                ---------------
BUILDING-MOBIL HOME/MANUFACTURED HOUSING -- 0.8%
   Cavco Industries, Inc.*                                                             17,000           616,760
                                                                                                ---------------
CASINO SERVICES -- 0.6%
   Mikohn Gaming Corp.*                                                                34,900           463,821
                                                                                                ---------------
COFFEE -- 1.3%
   Coffee Holding Co., Inc.* ##                                                        41,800           321,860
   Green Mountain Coffee, Inc.*                                                        17,500           608,650
                                                                                                ---------------
                                                                                                        930,510
                                                                                                ---------------
COMMERCIAL BANKS-CENTRAL US -- 2.7%
   First Indiana Corp.##                                                               22,800           776,796
   Macatawa Bank Corp.##                                                               15,865           542,742
   Mercantile Bank Corp.                                                               16,220           694,054
                                                                                                ---------------
                                                                                                      2,013,592
                                                                                                ---------------
COMMERCIAL BANKS-EASTERN US -- 0.8%
   Yardville National Bancorp                                                          16,200           571,050
                                                                                                ---------------
COMMERCIAL BANKS-SOUTHERN US -- 2.5%
   Iberiabank Corp.                                                                    11,000           584,650
   Union Bankshares Corp.                                                              16,000           668,480
   Virginia Commerce Bancorp, Inc.* ##                                                 23,050           624,194
                                                                                                ---------------
                                                                                                      1,877,324
                                                                                                ---------------
COMMERCIAL BANKS-WESTERN US -- 3.1%
   Cascade Bancorp##                                                                   29,400           614,166
   First Regional Bancorp*                                                              8,300           653,957
   Vineyard National Bancorp Co.##                                                     17,700           523,035
   West Coast Bancorp##                                                                19,400           485,000
                                                                                                ---------------
                                                                                                      2,276,158
                                                                                                ---------------
COMMUNICATIONS SOFTWARE -- 0.7%
   Smith Micro Software, Inc.* ##                                                      73,600           493,856
                                                                                                ---------------
COMPUTER SERVICES -- 0.2%
   Techteam Global, Inc.*                                                              12,300           148,584
                                                                                                ---------------
COMPUTERS -- 1.1%
   Neoware Systems, Inc.* ##                                                           47,700           798,498
                                                                                                ---------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.1%
   Rimage Corp.*                                                                       31,800           848,106
                                                                                                ---------------
CONSULTING SERVICES -- 1.0%
   Forrester Research, Inc.* ##                                                        37,100           772,422
                                                                                                ---------------
DECISION SUPPORT SOFTWARE -- 0.9%
   SPSS, Inc.*                                                                         29,100           698,400
                                                                                                ---------------
DIAGNOSTIC KITS -- 0.9%
   Meridian Bioscience, Inc.                                                           32,650           675,855
                                                                                                ---------------
DISTRIBUTION/WHOLESALE -- 1.1%
   LKQ Corp.* ##                                                                       27,200           821,440
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
   Ameron International Corp.                                                           6,900           320,160
                                                                                                ---------------
DIVERSIFIED MINERALS -- 0.5%
   Charles & Colvard Ltd.##                                                            13,755   $       343,325
                                                                                                ---------------
DRUG DELIVERY SYSTEMS -- 0.9%
   Penwest Pharmaceuticals Co.* ##                                                     40,000           701,200
                                                                                                ---------------
E-COMMERCE/PRODUCTS -- 0.8%
   Nutrisystem, Inc.* ##                                                               24,200           605,484
                                                                                                ---------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.0%
   Lamson & Sessions Co.*                                                              40,000           732,800
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.9%
   Ikanos Communications, Inc.* ##                                                     17,000           208,930
   Kopin Corp.*                                                                       125,900           875,005
   Microtune, Inc.* ##                                                                 85,800           534,534
   Netlogic Microsystems, Inc.* ##                                                     28,000           604,520
   Supertex, Inc.*                                                                     21,200           635,788
                                                                                                ---------------
                                                                                                      2,858,777
                                                                                                ---------------
ELECTRONIC FORMS -- 0.9%
   Convera Corp.* ##                                                                   47,900           675,390
                                                                                                ---------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.7%
   Badger Meter, Inc.                                                                  13,330           524,402
                                                                                                ---------------
ELECTRONIC SECURITY DEVICES -- 0.9%
   LoJack Corp.*                                                                       31,300           661,682
                                                                                                ---------------
E-MARKETING/INFORMATION -- 1.3%
   24/7 Real Media, Inc.*                                                             133,800           941,952
                                                                                                ---------------
ENERGY-ALTERNATE SOURCES -- 0.9%
   Evergreen Solar, Inc.* ##                                                           73,800           688,554
                                                                                                ---------------
ENTERPRISE SOFTWARE/SERVICES -- 0.9%
   The Ultimate Software Group, Inc.* ##                                               35,600           655,752
                                                                                                ---------------
E-SERVICES/CONSULTING -- 1.5%
   Access Integrated Technologies, Inc.* ##                                            55,300           554,659
   Websidestory* ##                                                                    29,300           519,196
                                                                                                ---------------
                                                                                                      1,073,855
                                                                                                ---------------
FINANCE-AUTO LOANS -- 0.7%
   United Panam Financial Corp.*                                                       19,500           486,915
                                                                                                ---------------
FIREARMS & AMMUNITION -- 1.0%
   Smith & Wesson Holding Corp.* ##                                                   138,100           776,122
                                                                                                ---------------
FOOD-CONFECTIONERY -- 0.8%
   Rocky Mountain Choc Fact, Inc.                                                      42,000           613,200
                                                                                                ---------------
FOOD-DAIRY PRODUCTS -- 0.2%
   Lifeway Foods, Inc.* ##                                                             13,700           170,291
                                                                                                ---------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.6%
   Poore Brothers, Inc.*                                                               83,500           455,075
                                                                                                ---------------
FOOD-RETAIL -- 1.0%
   Pathmark Stores, Inc.*                                                              66,600           750,582
                                                                                                ---------------
FOOTWEAR & RELATED APPAREL -- 0.7%
   Iconix Brand Group, Inc.*                                                           54,700           492,300
                                                                                                ---------------
HAZARDOUS WASTE DISPOSAL -- 1.2%
   American Ecology Corp.##                                                            46,100           904,482
                                                                                                ---------------
HEALTH CARE COST CONTAINMENT -- 0.6%
   Integramed America, Inc.*                                                           36,600           438,834
                                                                                                ---------------
HUMAN RESOURCES -- 1.9%
   On Assignment, Inc.*                                                                78,500           671,175
   Barrett Business Svcs, Inc.*                                                        32,000           731,200
                                                                                                ---------------
                                                                                                      1,402,375
                                                                                                ---------------
IDENTIFICATION SYSTEMS/DEVICES -- 0.6%
   Fargo Electronics, Inc.*                                                            26,200           457,714
                                                                                                ---------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.9%
   Centillium Communications, Inc.*                                                   169,300           638,261
                                                                                                ---------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.7%
   Captiva Software Corp.*                                                             30,600           549,576
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

INTERNET SECURITY -- 1.6%
   Entrust, Inc.*                                                                     146,300   $       819,280
   Vasco Data Security Intl, Inc.* ##                                                  36,800           333,776
                                                                                                ---------------
                                                                                                      1,153,056
                                                                                                ---------------
INVESTMENT COMPANIES -- 0.7%
   Gladstone Investment Corp.##                                                        33,600           493,248
                                                                                                ---------------
MACHINERY-FARM -- 0.5%
   Gehl Co.*                                                                           13,950           388,786
                                                                                                ---------------
MACHINERY-GENERAL INDUSTRY -- 0.8%
   Flow International Corp.* ##                                                        74,900           578,228
                                                                                                ---------------
MACHINERY-MATERIAL HANDL -- 1.1%
   Columbus McKinnon Corp./NY*                                                         32,900           778,414
                                                                                                ---------------
MEDICAL INFORMATION SYSTEMS -- 2.5%
   Allscripts Healthcare Solutions, Inc.* ##                                           30,700           553,214
   Computer Programs & Systems, Inc.                                                   16,200           559,548
   Phase Forward, Inc.*                                                                24,900           272,157
   Quality Systems, Inc.                                                                7,000           483,630
                                                                                                ---------------
                                                                                                      1,868,549
                                                                                                ---------------
MEDICAL INSTRUMENTS -- 3.2%
   Angiodynamics, Inc.*                                                                23,400           491,400
   Conceptus, Inc.* ##                                                                 63,800           740,080
   Nuvasive, Inc.* ##                                                                  30,700           575,318
   Spectranetics Corp.*                                                                63,400           596,594
                                                                                                ---------------
                                                                                                      2,403,392
                                                                                                ---------------
MEDICAL LASER SYSTEMS -- 0.9%
   Cutera, Inc.*                                                                       24,400           632,936
                                                                                                ---------------
MEDICAL PRODUCTS -- 0.7%
   NMT Medical, Inc.*                                                                  49,400           544,388
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 3.3%
   Arena Pharmaceuticals, Inc.*                                                        66,800           661,320
   Biocryst Pharmaceuticals, Inc.*                                                     59,200           578,976
   LifeCell Corp.*                                                                     31,100           672,693
   Panacos Pharmaceuticals, Inc.* ##                                                   55,000           535,700
                                                                                                ---------------
                                                                                                      2,448,689
                                                                                                ---------------
MEDICAL-DRUGS -- 1.3%
   Acadia Pharmaceuticals, Inc.* ##                                                    42,300           480,951
   Viropharma, Inc.* ##                                                                22,800           474,240
                                                                                                ---------------
                                                                                                        955,191
                                                                                                ---------------
MEDICAL-HOSPITALS -- 1.2%
   Horizon Health Corp.* ##                                                            33,100           899,327
                                                                                                ---------------
MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 0.8%
   Radiation Therapy Services, Inc.* ##                                                17,700           563,922
                                                                                                ---------------
METAL PROCESSORS & FABRICATION -- 0.9%
   Ladish Co., Inc.*                                                                   40,000           697,600
                                                                                                ---------------
MISCELLANEOUS MANUFACTURING -- 0.7%
   Portec Rail Products, Inc.                                                          37,500           523,875
                                                                                                ---------------
NON-FERROUS METALS -- 1.1%
   RTI International Metals, Inc.*                                                     19,800           779,130
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.5%
   Arena Resources, Inc.* ##                                                           29,900           738,530
   Gasco Energy, Inc.*                                                                126,100           838,565
   Gmx Resources, Inc.* ##                                                             15,900           417,693
   Parallel Petroleum Corp.*                                                           31,300           438,200
   Petrohawk Energy Corp.*                                                             64,700           932,327
                                                                                                ---------------
                                                                                                      3,365,315
                                                                                                ---------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.8%
   Gulf Island Fabrication, Inc.                                                       23,500           675,625
   Natco Group, Inc. Cl. A*                                                            25,100           635,532
                                                                                                ---------------
                                                                                                      1,311,157
                                                                                                ---------------
OIL-FIELD SERVICES -- 1.1%
   Allis-Chalmers Energy, Inc.* ##                                                     33,600   $       397,824
   Superior Well Services, Inc.*                                                       17,700           408,870
                                                                                                ---------------
                                                                                                        806,694
                                                                                                ---------------
PATIENT MONITORING EQUIPMENT -- 2.4%
   Aspect Medical Systems, Inc.* ##                                                    17,200           509,636
   Lifeline Systems, Inc.*                                                             21,000           702,030
   Somanetics Corp.* ##                                                                24,000           600,000
                                                                                                ---------------
                                                                                                      1,811,666
                                                                                                ---------------
PHYSICAL PRACTICE MANAGEMENT -- 2.0%
   American Dental Partners, Inc.* ##                                                  22,000           746,240
   Matria Healthcare, Inc.* ##                                                         19,080           720,270
                                                                                                ---------------
                                                                                                      1,466,510
                                                                                                ---------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.4%
   Capstone Turbine Corp.* ##                                                         130,300           462,565
   Distributed Energy Systems Corp.* ##                                                71,200           593,808
                                                                                                ---------------
                                                                                                      1,056,373
                                                                                                ---------------
PROTECTION-SAFETY -- 1.0%
   Rural/Metro Corp.*                                                                  80,600           713,310
                                                                                                ---------------
REMEDIATION SERVICES -- 1.0%
   Clean Harbors, Inc.*                                                                22,700           770,665
                                                                                                ---------------
RESEARCH & DEVELOPMENT -- 1.0%
   Kendle International, Inc.*                                                         27,200           765,408
                                                                                                ---------------
RETAIL-DISCOUNT -- 0.5%
   Citi Trends, Inc.* ##                                                               17,300           377,659
                                                                                                ---------------
RETAIL-HOME FURNISHINGS -- 0.7%
   Restoration Hardware, Inc.*                                                         77,400           489,168
                                                                                                ---------------
RETAIL-MAIL ORDER -- 1.1%
   The Sportsman's Guide, Inc.*                                                        29,400           802,620
                                                                                                ---------------
RETAIL-RESTAURANTS -- 2.6%
   BJ's Restaurants, Inc.* ##                                                          32,900           672,147
   Cosi, Inc.*                                                                         71,300           700,166
   Denny's Corporation*                                                               125,700           521,655
                                                                                                ---------------
                                                                                                      1,893,968
                                                                                                ---------------
STEEL-SPECIALTY -- 0.7%
   Universal Stainless & Alloy*                                                        30,000           504,000
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
   Terayon Communication Sys* ##                                                      186,300           726,570
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.6%
   Essex Corp.* ##                                                                     21,310           461,788
                                                                                                ---------------
TELECOMMUNICATIONS SERVICES -- 0.8%
   Lightbridge, Inc.*                                                                  71,800           580,144
                                                                                                ---------------
THERAPEUTICS -- 1.9%
   NeoPharm, Inc.* ##                                                                  32,300           400,520
   Trimeris, Inc.*                                                                     40,600           622,804
   Anadys Pharmaceuticals, Inc.*                                                       36,900           393,723
                                                                                                ---------------
                                                                                                      1,417,047
                                                                                                ---------------
TRANSACTIONAL SOFTWARE -- 0.7%
   Bottomline Technologies, Inc.* ##                                                   35,200           531,168
                                                                                                ---------------
TRANSPORT-TRUCK -- 0.8%
   USA Truck, Inc.*                                                                    22,300           564,190
                                                                                                ---------------
WIRELESS EQUIPMENT -- 1.0%
   Novatel Wireless, Inc.* ##                                                          50,800           735,076
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $61,342,703)                                                                               74,118,948
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
RIGHTS -- 0.0%

CONSUMER PRODUCTS-MISCELLANEOUS -- 0.0%
   American Banknote Corp.  10/01/07*                                                      38   $             0
   American Banknote Corp.  10/01/07*                                                      38                 0
                                                                                                ---------------
                                                                                                              0
                                                                                                ---------------
TOTAL RIGHTS
   (Cost: $0)                                                                                                 0
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 23.6%

MONEY MARKET FUNDS -- 23.6%
   Boston Global Investment
    Trust-Enhanced Sleeve, 3.730%**
    (Cost: $17,514,513)                                                       $    17,514,513   $    17,514,513
                                                                                                ---------------
TOTAL INVESTMENTS -- 123.6%
   (Cost: $78,857,216)                                                                               91,633,461

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (23.6%)                                                                                (17,498,399)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $    74,135,062
                                                                                                ===============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                                                PERCENT OF
INDUSTRY                                                                        NET ASSETS
--------                                                                      ---------------
Basic Materials                                                                      2.2%
Communications                                                                      10.1
Consumer, Cyclical                                                                   9.3
Consumer, Non-cyclical                                                              29.0
Energy                                                                               8.3
Financial                                                                           10.4
Industrial                                                                          17.8%
Technology                                                                          12.9
Short Term Investments                                                              23.6
Liabilities in excess of other assets                                              (23.6)
                                                                                   -----
NET ASSETS                                                                         100.0%
                                                                                   =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. EMERGING GROWTH FUND

   MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; K. MATHEW AXLINE, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

   CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Emerging Growth Fund seeks to maximize long-term capital appreciation through investments primarily in U.S. companies with market capitalizations similar to the Russell 2000 Growth Index at time of purchase.

   MARKET OVERVIEW: The U.S. stock market turned in solid performance from April 1 through September 30, 2005. Gains were widespread, with stocks in nearly all sectors, styles and capitalization ranges advancing. Within the U.S. equity market, growth stocks outperformed value stocks, and small- cap shares outpaced large caps.

   The period started on a weak note, with equity prices falling in April. The market paid little attention to a two-week slide in oil prices, focusing instead on signs that economic growth was waning.

   The market rallied in the late spring and summer, however, delivering the bulk of the period's gains. Second-quarter corporate earnings were better than expected, with profits of small-cap companies rising more than 15% versus the second quarter of 2004. New and existing home sales hit record levels, consumer confidence reached a three-year high and industrial production surged.

   Market sentiment shifted once again, and equity prices languished in August and September. Hurricanes Katrina and Rita devastated lives, shut down two major U.S. cities and halted vital oil extraction and refinement. Energy prices skyrocketed and consumer confidence fell. As the period drew to a close, the Federal Reserve raised the target funds rate for the eleventh time since June 2004, signaling it was more worried about inflation than a downturn in the economy.

   PERFORMANCE: The Fund's Class I shares rose 14.23% during the six months ended September 30, 2005 and outperformed the 10.01% gain in the Russell 2000 Growth Index.

   PORTFOLIO SPECIFICS: The Fund's outperformance was due to stock selection, which was positive in nearly every sector of investment and strongest among consumer discretionary companies. Two consumer names that performed especially well were NutriSystem, a provider of weight management products and services, and Champion Enterprises, a manufacturer of modular homes. NutriSystem experienced rapid customer growth, driven by the success of its Web-based, direct-to-consumer marketing strategy. Champion benefited from improving margins and expectations that temporary housing needs related to the Gulf Coast hurricanes would increase demand for its products.

   Stock selection was also notably strong in the industrials and information technology sectors. In information technology, semiconductor manufacturer Standard Microsystems was a top performer. The company delivered better-than-expected operating results amid continued strength in sales to the notebook computer market.

   Despite the Fund's outperformance, there were pockets of relative weakness. For example, stock selection in the health care sector was unfavorable, as was an underweight in energy stocks.

   MARKET OUTLOOK: High energy prices and the possibility of more rate hikes from the Fed are likely to weigh on investor sentiment over the coming months. That said, earnings growth expectations remain strong, with analysts calling for double-digit profit gains among both small- and large-cap stocks. In addition, the effect of the hurricanes on GDP growth is likely to be short-lived given the economy's underlying strength prior to the storms.

   As events unfold, we remain confident that our focus on identifying companies with exceptional growth potential will continue to benefit the Fund.

U.S. EMERGING GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. EMERGING GROWTH FUND CLASS I SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

        1 YEAR                        5 YEARS                     10 YEARS
        24.83%                        - 7.69%                       6.40%

                 U.S. EMERGING GROWTH FUND CLASS I SHARES       RUSSELL 2000 GROWTH INDEX
 10/1/1993                     $    250,000                          $    250,000
10/31/1993                     $    250,400                          $    257,230
11/30/1993                     $    237,400                          $    246,825
12/31/1993                     $    249,920                          $    256,565
 1/31/1994                     $    257,143                          $    263,395
 2/28/1994                     $    255,286                          $    262,236
 3/31/1994                     $    234,855                          $    246,126
 4/30/1994                     $    235,474                          $    246,503
 5/31/1994                     $    229,076                          $    240,979
 6/30/1994                     $    217,519                          $    230,682
 7/31/1994                     $    222,679                          $    233,969
 8/31/1994                     $    237,744                          $    251,138
 9/30/1994                     $    240,633                          $    252,190
10/31/1994                     $    243,935                          $    254,876
11/30/1994                     $    231,553                          $    244,564
12/31/1994                     $    241,147                          $    250,325
 1/31/1995                     $    231,007                          $    245,226
 2/28/1995                     $    243,351                          $    256,558
 3/31/1995                     $    255,254                          $    264,052
 4/30/1995                     $    259,442                          $    268,024
 5/31/1995                     $    261,426                          $    271,535
 6/30/1995                     $    284,571                          $    290,246
 7/31/1995                     $    312,124                          $    312,868
 8/31/1995                     $    313,006                          $    316,729
 9/30/1995                     $    319,619                          $    323,250
10/31/1995                     $    307,055                          $    307,350
11/30/1995                     $    320,721                          $    320,916
12/31/1995                     $    327,708                          $    328,027
 1/31/1996                     $    323,033                          $    325,311
 2/29/1996                     $    342,668                          $    340,146
 3/31/1996                     $    352,952                          $    346,870
 4/30/1996                     $    389,650                          $    373,500
 5/31/1996                     $    411,388                          $    392,653
 6/30/1996                     $    386,378                          $    367,138
 7/31/1996                     $    341,966                          $    322,318
 8/31/1996                     $    372,353                          $    346,179
 9/30/1996                     $    397,130                          $    364,007
10/31/1996                     $    379,833                          $    348,304
11/30/1996                     $    383,574                          $    357,990
12/31/1996                     $    389,595                          $    364,971
 1/31/1997                     $    394,413                          $    374,088
 2/28/1997                     $    351,961                          $    351,497
 3/31/1997                     $    332,993                          $    326,692
 4/30/1997                     $    327,874                          $    322,912
 5/31/1997                     $    379,961                          $    371,446
 6/30/1997                     $    407,660                          $    384,041
 7/31/1997                     $    436,865                          $    403,720
 8/31/1997                     $    445,295                          $    415,835
 9/30/1997                     $    487,145                          $    449,019
10/31/1997                     $    452,521                          $    422,051
11/30/1997                     $    435,017                          $    411,989
12/31/1997                     $    436,748                          $    412,220
 1/31/1998                     $    426,704                          $    406,721
 2/28/1998                     $    464,803                          $    442,630
 3/31/1998                     $    490,779                          $    461,199
 4/30/1998                     $    490,779                          $    464,026
 5/31/1998                     $    452,334                          $    430,314
 6/30/1998                     $    468,959                          $    434,712
 7/31/1998                     $    429,195                          $    398,414
 8/31/1998                     $    325,073                          $    306,444
 9/30/1998                     $    358,956                          $    337,514
10/31/1998                     $    363,545                          $    355,119
11/30/1998                     $    401,944                          $    382,665
12/31/1998                     $    455,854                          $    417,293
 1/31/1999                     $    500,962                          $    436,063
 2/28/1999                     $    447,786                          $    396,172
 3/31/1999                     $    495,828                          $    410,283
 4/30/1999                     $    525,167                          $    446,515
 5/31/1999                     $    504,263                          $    447,221
 6/30/1999                     $    566,975                          $    470,780
 7/31/1999                     $    569,542                          $    456,224
 8/31/1999                     $    564,775                          $    439,161
 9/30/1999                     $    581,645                          $    447,633
10/31/1999                     $    637,022                          $    459,096
11/30/1999                     $    720,228                          $    507,641
12/31/1999                     $    882,812                          $    597,113
 1/31/2000                     $    860,761                          $    591,554
 2/29/2000                     $  1,159,018                          $    729,185
 3/31/2000                     $  1,010,263                          $    652,533
 4/30/2000                     $    867,488                          $    586,647
 5/31/2000                     $    762,089                          $    535,280
 6/30/2000                     $    918,319                          $    604,427
 7/31/2000                     $    822,264                          $    552,628
 8/31/2000                     $    942,613                          $    610,759
 9/30/2000                     $    886,924                          $    580,416
10/31/2000                     $    793,111                          $    533,304
11/30/2000                     $    611,428                          $    436,472
12/31/2000                     $    665,221                          $    463,180
 1/31/2001                     $    676,406                          $    500,669
 2/28/2001                     $    563,494                          $    432,038
 3/31/2001                     $    509,701                          $    392,757
 4/30/2001                     $    570,951                          $    440,842
 5/31/2001                     $    573,081                          $    451,052
 6/30/2001                     $    583,733                          $    463,352
 7/31/2001                     $    545,918                          $    423,824
 8/31/2001                     $    509,701                          $    397,335
 9/30/2001                     $    423,420                          $    333,205
10/31/2001                     $    459,104                          $    365,259
11/30/2001                     $    495,321                          $    395,758
12/31/2001                     $    518,223                          $    420,414
 1/31/2002                     $    503,310                          $    405,447
 2/28/2002                     $    471,886                          $    379,215
 3/31/2002                     $    510,766                          $    412,169
 4/30/2002                     $    502,777                          $    403,266
 5/31/2002                     $    476,147                          $    379,675
 6/30/2002                     $    442,593                          $    347,478
 7/31/2002                     $    379,746                          $    294,071
 8/31/2002                     $    378,681                          $    293,924
 9/30/2002                     $    358,442                          $    272,703
10/31/2002                     $    364,833                          $    286,501
11/30/2002                     $    382,409                          $    314,894
12/31/2002                     $    356,844                          $    293,166
 1/31/2003                     $    346,725                          $    285,192
 2/28/2003                     $    336,072                          $    277,577
 3/31/2003                     $    336,605                          $    281,769
 4/30/2003                     $    368,029                          $    308,424
 5/31/2003                     $    400,517                          $    343,183
 6/30/2003                     $    410,637                          $    349,807
 7/31/2003                     $    442,060                          $    376,252
 8/31/2003                     $    469,223                          $    396,457
 9/30/2003                     $    446,854                          $    386,426
10/31/2003                     $    488,397                          $    419,814
11/30/2003                     $    500,647                          $    433,500
12/31/2003                     $    491,593                          $    435,450
 1/31/2004                     $    520,886                          $    458,312
 2/29/2004                     $    511,831                          $    457,624
 3/31/2004                     $    511,299                          $    459,775
 4/30/2004                     $    480,408                          $    436,694
 5/31/2004                     $    485,734                          $    445,384
 6/30/2004                     $    507,038                          $    460,171
 7/31/2004                     $    462,832                          $    418,894
 8/30/2004                     $    444,191                          $    409,888
 9/30/2004                     $    476,147                          $    432,554
10/31/2004                     $    488,908                          $    443,065
11/30/2004                     $    528,314                          $    480,504
12/31/2004                     $    546,435                          $    497,755
 1/31/2005                     $    525,124                          $    475,306
 2/28/2005                     $    538,462                          $    481,818
 3/31/2005                     $    520,370                          $    463,749
 4/30/2005                     $    487,327                          $    434,255
 5/31/2005                     $    520,903                          $    464,870
 6/30/2005                     $    544,344                          $    479,885
 7/31/2005                     $    584,299                          $    513,429
 8/31/2005                     $    588,564                          $    506,190
 9/30/2005                     $    594,450                          $    510,189

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. EMERGING GROWTH FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.9%

ADVANCED MATERIALS/PRODUCTS -- 0.7%
   Hexcel Corp.*                                                                        3,500   $        64,015
                                                                                                ---------------
ADVERTISING SERVICES -- 0.6%
   Ventiv Health, Inc.*                                                                 2,200            57,662
                                                                                                ---------------
AEROSPACE/DEFENSE -- 1.5%
   Armor Holdings, Inc.*                                                                1,700            73,117
   Esterline Technologies Corp.*                                                        1,700            64,413
                                                                                                ---------------
                                                                                                        137,530
                                                                                                ---------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.4%
   BE Aerospace, Inc.*                                                                  3,200            53,024
   Kaman Corp. Cl. A##                                                                  3,600            73,620
                                                                                                ---------------
                                                                                                        126,644
                                                                                                ---------------
APPAREL MANUFACTURERS -- 2.9%
   Carter's, Inc.*                                                                      1,400            79,520
   Guess?, Inc.*                                                                        3,500            75,005
   Gymboree Corp.*                                                                      4,600            62,744
   Volcom, Inc.*                                                                        2,000            56,020
                                                                                                ---------------
                                                                                                        273,289
                                                                                                ---------------
APPLICATIONS SOFTWARE -- 0.6%
   Quest Software, Inc.*                                                                3,800            57,266
                                                                                                ---------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.5%
   Keystone Automotive Industries, Inc.*                                                1,500            43,215
                                                                                                ---------------
AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 0.4%
   A. S. V., Inc.* ##                                                                   1,500            33,975
                                                                                                ---------------
BATTERIES/BATTERY SYSTEMS -- 1.0%
   Energy Conversion Devices, Inc.* ##                                                  2,000            89,760
                                                                                                ---------------
BEVERAGES-NON-ALCOHOLIC -- 0.5%
   Hansen Natural Corp.* ##                                                               900            42,372
                                                                                                ---------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.4%
   Drew Industries, Inc.*                                                               1,300            33,553
                                                                                                ---------------
BUILDING PRODUCTS-DOORS & WINDOWS -- 1.2%
   Apogee Enterprises, Inc.                                                             6,300           107,730
                                                                                                ---------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.5%
   Genlyte Group, Inc.*                                                                   900            43,272
                                                                                                ---------------
BUILDING-HEAVY CONSTRUCTION -- 0.7%
   Washington Group International, Inc.*                                                1,300            70,057
                                                                                                ---------------
BUILDING-MOBIL HOME/MANUFACTURED HOUSING -- 0.6%
   Champion Enterprises, Inc.*                                                          4,000            59,120
                                                                                                ---------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.9%
   Desarrolladora Homex S.A.
   de C.V. - ADR* ##                                                                    1,500            46,065
   Levitt Corp. Cl. A                                                                   1,700            38,998
                                                                                                ---------------
                                                                                                         85,063
                                                                                                ---------------
CASINO SERVICES -- 0.5%
   Mikohn Gaming Corp.*                                                                 3,500            46,515
                                                                                                ---------------
CELLULAR TELECOMMUNICATIONS -- 1.3%
   Alamosa Holdings, Inc.*                                                              2,900            49,619
   Dobson Communications Corp. Cl. A*                                                   9,600            73,728
                                                                                                ---------------
                                                                                                        123,347
                                                                                                ---------------
COAL -- 0.7%
   Foundation Coal Holdings, Inc.                                                       1,600            61,520
                                                                                                ---------------
COMMERCIAL BANKS-WESTERN US -- 1.3%
   SVB Financial Group*                                                                 1,300            63,232
   UCBH Holdings, Inc.                                                                  3,100            56,792
                                                                                                ---------------
                                                                                                        120,024
                                                                                                ---------------
COMMERCIAL SERVICES-FINANCE -- 1.0%
   Euronet Worldwide, Inc.*                                                             1,700   $        50,303
   Jackson Hewitt Tax Service, Inc.                                                     1,700            40,647
                                                                                                ---------------
                                                                                                         90,950
                                                                                                ---------------
COMPUTER AIDED DESIGN -- 0.4%
   ANSYS, Inc.*                                                                         1,000            38,490
                                                                                                ---------------
COMPUTER GRAPHICS -- 0.6%
   Trident Microsystems, Inc.*                                                          1,900            60,439
                                                                                                ---------------
COMPUTER SERVICES -- 1.4%
   Anteon International Corp.*                                                          1,400            59,864
   CACI International, Inc. Cl. A*                                                      1,100            66,660
                                                                                                ---------------
                                                                                                        126,524
                                                                                                ---------------
COMPUTERS -- 0.8%
   Rackable Systems, Inc.*                                                              5,900            77,644
                                                                                                ---------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.6%
   MTS Systems Corp.                                                                    1,400            52,878
                                                                                                ---------------
COMPUTERS-MEMORY DEVICES -- 0.2%
   Komag, Inc.*                                                                           700            22,372
                                                                                                ---------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 2.3%
   Jarden Corp.*                                                                        3,600           147,852
   Playtex Products, Inc.*                                                              6,300            69,300
                                                                                                ---------------
                                                                                                        217,152
                                                                                                ---------------
DISTRIBUTION/WHOLESALE -- 1.4%
   LKQ Corp.* ##                                                                        2,600            78,520
   Wesco International, Inc.*                                                           1,400            47,418
                                                                                                ---------------
                                                                                                        125,938
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.7%
   ESCO Technologies, Inc.*                                                             1,400            70,098
                                                                                                ---------------
DRUG DELIVERY SYSTEMS -- 0.7%
   Conor Medsystems, Inc.* ##                                                           2,700            63,450
                                                                                                ---------------
E-COMMERCE/PRODUCTS -- 1.6%
   Drugstore.com, Inc.*                                                                10,500            38,850
   Nutrisystem, Inc.* ##                                                                3,100            77,562
   Stamps.com, Inc.*                                                                    1,800            30,978
                                                                                                ---------------
                                                                                                        147,390
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 0.6%
   Pike Electric Corp.*                                                                 2,800            52,444
                                                                                                ---------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
   Nam Tai Electronics, Inc.                                                            1,100            27,973
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.1%
   Microsemi Corp.* ##                                                                  3,100            79,174
   Sirf Technology Holdings, Inc.*                                                      2,400            72,312
   Supertex, Inc.*                                                                      1,600            47,984
                                                                                                ---------------
                                                                                                        199,470
                                                                                                ---------------
ELECTRONIC CONNECTORS -- 0.6%
   Thomas & Betts Corp.*                                                                1,700            58,497
                                                                                                ---------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.3%
   Trimble Navigation, Ltd.*                                                              900            30,321
                                                                                                ---------------
ELECTRONIC SECURITY DEVICES -- 0.4%
   American Science & Engineering, Inc.*                                                  600            39,354
                                                                                                ---------------
E-MARKETING/INFORMATION -- 0.9%
   Aquantive, Inc.* ##                                                                  4,000            80,520
                                                                                                ---------------
ENERGY-ALTERNATE SOURCES -- 0.5%
   Syntroleum Corp.* ##                                                                 3,400            49,504
                                                                                                ---------------
ENGINEERING/R & D SERVICES -- 0.8%
   URS Corp.*                                                                           1,900            76,741
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

ENTERPRISE SOFTWARE/SERVICES -- 1.8%
   Mantech International Corp. Cl. A*                                                   1,900   $        50,179
   Micromuse, Inc.*                                                                     9,200            72,496
   The Ultimate Software Group, Inc.* ##                                                2,600            47,892
                                                                                                ---------------
                                                                                                        170,567
                                                                                                ---------------
ENTERTAINMENT SOFTWARE -- 1.5%
   The 9, Ltd.-- ADR* ##                                                                3,400            64,226
   THQ, Inc.* ##                                                                        3,350            71,422
                                                                                                ---------------
                                                                                                        135,648
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 0.9%
   Investment Technology Group, Inc.*                                                   2,800            82,880
                                                                                                ---------------
FOOD-WHOLESALE/DISTRIBUTION -- 1.4%
   Performance Food Group Co.*                                                          2,000            63,120
   United Natural Foods, Inc.*                                                          1,800            63,648
                                                                                                ---------------
                                                                                                        126,768
                                                                                                ---------------
HOTELS & MOTELS -- 0.8%
   Orient Express Hotels, Ltd. Cl. A                                                    2,700            76,734
                                                                                                ---------------
HUMAN RESOURCES -- 1.4%
   Hudson Highland Group, Inc.*                                                         3,100            77,407
   Labor Ready, Inc.*                                                                   1,900            48,735
                                                                                                ---------------
                                                                                                        126,142
                                                                                                ---------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.6%
   Unova, Inc.*                                                                         1,500            52,470
                                                                                                ---------------
INTERNET APPLICATIONS SOFTWARE -- 0.5%
   @Road, Inc.*                                                                        10,600            48,654
                                                                                                ---------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.5%
   Centillium Communications, Inc.*                                                    12,800            48,256
                                                                                                ---------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.7%
   Openwave Systems, Inc.* ##                                                           3,600            64,728
                                                                                                ---------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.5%
   Affiliated Managers Group, Inc.*                                                       700            50,694
                                                                                                ---------------
LASERS-SYSTEMS/COMPONENTS -- 1.0%
   Cymer, Inc.*                                                                         1,900            59,508
   Electro Scientific Industries, Inc.*                                                 1,400            31,304
                                                                                                ---------------
                                                                                                         90,812
                                                                                                ---------------
MACHINERY-CONSTRUCTION & MINING -- 1.9%
   Bucyrus International, Inc. Cl. A                                                    1,500            73,695
   JLG Industries, Inc.                                                                 2,700            98,793
                                                                                                ---------------
                                                                                                        172,488
                                                                                                ---------------
MACHINERY-GENERAL INDUSTRY -- 3.2%
   Gardner Denver, Inc.*                                                                1,800            80,280
   Manitowoc Company, Inc.                                                              1,500            75,375
   Middleby Corp.*                                                                        900            65,250
   Wabtec Corp.                                                                         2,700            73,656
                                                                                                ---------------
                                                                                                        294,561
                                                                                                ---------------
MEDICAL INFORMATION SYSTEMS -- 1.3%
   Allscripts Healthcare Solutions, Inc.* ##                                            4,000            72,080
   Quality Systems, Inc.                                                                  700            48,363
                                                                                                ---------------
                                                                                                        120,443
                                                                                                ---------------
MEDICAL INSTRUMENTS -- 1.9%
   Angiodynamics, Inc.*                                                                 2,400            50,400
   DexCom, Inc.* ##                                                                     3,700            42,994
   Nuvasive, Inc.* ##                                                                   2,300            43,102
   Symmetry Medical, Inc.* ##                                                           1,900            45,030
                                                                                                ---------------
                                                                                                        181,526
                                                                                                ---------------
MEDICAL LASER SYSTEMS -- 1.2%
   Cutera, Inc.* ##                                                                     3,200            83,008
   LCA-Vision, Inc.##                                                                     900            33,408
                                                                                                ---------------
                                                                                                        116,416
                                                                                                ---------------
MEDICAL PRODUCTS -- 1.8%
   HealthTronics Surgical Services, Inc.*                                               4,200   $        41,832
   Mentor Corp.##                                                                       1,200            66,012
   West Pharmaceutical Services                                                         2,000            59,340
                                                                                                ---------------
                                                                                                        167,184
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 2.3%
   Genomic Health, Inc.*                                                                2,800            32,340
   InterMune, Inc.* ##                                                                  2,700            44,685
   Keryx Biopharmaceuticals, Inc.*                                                      4,800            75,648
   Myogen, Inc.* ##                                                                     2,700            63,450
                                                                                                ---------------
                                                                                                        216,123
                                                                                                ---------------
MEDICAL-HMO -- 0.5%
   Wellcare Health Plans, Inc.*                                                         1,300            48,165
                                                                                                ---------------
MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 1.2%
   Option Care, Inc.##                                                                  3,850            56,364
   Radiation Therapy Services, Inc.*                                                    1,700            54,162
                                                                                                ---------------
                                                                                                        110,526
                                                                                                ---------------
MULTILEVEL DIRECT SELLING -- 0.4%
   Nu Skin Enterprises, Inc. Cl. A                                                      1,800            34,290
                                                                                                ---------------
NON-FERROUS METALS -- 1.3%
   RTI International Metals, Inc.*                                                      2,000            78,700
   Titanium Metals Corporation* ##                                                      1,100            43,516
                                                                                                ---------------
                                                                                                        122,216
                                                                                                ---------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
   Waste Connections, Inc.*                                                             1,100            38,588
                                                                                                ---------------
OIL & GAS DRILLING -- 1.7%
   Atwood Oceanics, Inc.*                                                                 900            75,789
   Grey Wolf, Inc.*                                                                     3,700            31,191
   Pioneer Drilling Co.*                                                                2,700            52,704
                                                                                                ---------------
                                                                                                        159,684
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
   Toreador Resources Corp.* ##                                                         1,900            67,260
                                                                                                ---------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
   Hydril Co.*                                                                            700            48,048
                                                                                                ---------------
OIL-FIELD SERVICES -- 4.4%
   Cal Dive International, Inc.*                                                        1,000            63,410
   Dresser-Rand Group, Inc.* ##                                                         2,400            59,112
   Global Industries, Ltd.*                                                             4,500            66,330
   Hornbeck Offshore Services*                                                          1,300            47,619
   Oceaneering International, Inc.*                                                       900            48,069
   Superior Energy Services, Inc.*                                                      2,400            55,416
   Tetra Technologies, Inc.*                                                            2,300            71,806
                                                                                                ---------------
                                                                                                        411,762
                                                                                                ---------------
PHARMACY SERVICES -- 0.5%
   Healthextras, Inc.*                                                                  2,000            42,760
                                                                                                ---------------
PHYSICAL PRACTICE MANAGEMENT -- 1.5%
   American Healthways, Inc.*                                                           1,500            63,600
   Matria Healthcare, Inc.* ##                                                          2,000            75,500
                                                                                                ---------------
                                                                                                        139,100
                                                                                                ---------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.4%
   Psychiatric Solutions, Inc.*                                                           700            37,961
                                                                                                ---------------
PRIVATE CORRECTIONS -- 0.6%
   Corrections Corporation of America*                                                  1,400            55,580
                                                                                                ---------------
PROPERTY/CASUALTY INSURANCE -- 0.7%
   Ohio Casualty Corp.                                                                  2,300            62,376
                                                                                                ---------------
REAL ESTATE MANAGEMENT/SERVICES -- 1.7%
   Jones Lang LaSalle, Inc.                                                             1,000            46,060
   Tarragon Corp.* ##                                                                   1,800            33,408
   Trammell Crow Co.*                                                                   3,100            76,508
                                                                                                ---------------
                                                                                                        155,976
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

REMEDIATION SERVICES -- 1.1%
   Clean Harbors, Inc.*                                                                 2,900   $        98,455
                                                                                                ---------------
RESEARCH & DEVELOPMENT -- 1.0%
   SFBC International, Inc.*                                                            2,000            88,780
                                                                                                ---------------
RESORTS/THEME PARKS -- 0.7%
   Vail Resorts, Inc.*                                                                  2,200            63,250
                                                                                                ---------------
RESPIRATORY PRODUCTS -- 0.7%
   Respironics, Inc.*                                                                   1,600            67,488
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 2.2%
   Charming Shoppes, Inc.*                                                              5,300            56,551
   Dress Barn, Inc.*                                                                    1,900            43,244
   DSW, Inc. Cl. A* ##                                                                  2,100            44,520
   Jos. A. Bank Clothiers, Inc.* ##                                                     1,325            57,267
                                                                                                ---------------
                                                                                                        201,582
                                                                                                ---------------
RETAIL-CATALOG SHOPPING -- 0.4%
   Coldwater Creek, Inc.*                                                               1,500            37,830
                                                                                                ---------------
RETAIL-MAIL ORDER -- 0.8%
   The Sportsman's Guide, Inc.* ##                                                      2,800            76,440
                                                                                                ---------------
RETAIL-RESTAURANTS -- 1.7%
   Denny's Corp.*                                                                      10,400            43,160
   Luby's, Inc.* ##                                                                     4,000            52,240
   McCormick & Schmick's
   Seafood Restaurants, Inc.* ##                                                        1,700            35,904
   Ruth's Chris Steak House*                                                            1,300            23,894
                                                                                                ---------------
                                                                                                        155,198
                                                                                                ---------------
RETAIL-SPORTING GOODS -- 0.4%
   The Sports Authority, Inc.*                                                          1,400            41,216
                                                                                                ---------------
RETIREMENT/AGED CARE -- 0.7%
   American Retirement Corp.*                                                           3,600            67,788
                                                                                                ---------------
SEMICONDUCTOR
COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
   Standard Microsystems Corp.*                                                         2,800            83,748
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 2.5%
   Entegris, Inc.*                                                                      4,900            55,370
   Photronics, Inc.*                                                                    1,500            29,100
   Rudolph Technologies, Inc.*                                                          2,700            36,369
   Varian Semiconductor
   Equipment Associates, Inc.                                                           1,300            55,081
   Vecco Instruments, Inc.*                                                             3,500            56,140
                                                                                                ---------------
                                                                                                        232,060
                                                                                                ---------------
STEEL PIPE & TUBE -- 0.5%
   NS Group, Inc.*                                                                      1,100            43,175
                                                                                                ---------------
SUPERCONDUCTOR PRODUCTS & SYSTEMS -- 0.5%
   Intermagnetics General Corp.* ##                                                     1,650            46,101
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
   Arris Group, Inc.*                                                                   5,700            67,602
                                                                                                ---------------
THERAPEUTICS -- 1.6%
   CV Therapeutics, Inc.*                                                               2,400   $        64,200
   Nabi Biopharmaceuticals*                                                             4,700            61,570
   United Therapeutics Corp.*                                                             300            20,940
                                                                                                ---------------
                                                                                                        146,710
                                                                                                ---------------
TRANSPORT-EQUIPMENT & LEASING -- 0.7%
   Greenbrier Companies, Inc.##                                                         2,000            66,480
                                                                                                ---------------
TRANSPORT-SERVICES -- 0.9%
   Offshore Logistics, Inc.*                                                            2,200            81,400
                                                                                                ---------------
VITAMINS & NUTRITION PRODUCTS -- 1.5%
   Herbalife, Ltd.*                                                                     3,000            90,420
   Usana Health Sciences, Inc.* ##                                                      1,100            52,470
                                                                                                ---------------
                                                                                                        142,890
                                                                                                ---------------
WIRE & CABLE PRODUCTS -- 0.7%
   General Cable Corp.*                                                                 3,900            65,520
                                                                                                ---------------
WIRELESS EQUIPMENT -- 0.6%
   Novatel Wireless, Inc.* ##                                                           3,600            52,092
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $7,175,791)                                                                                 9,187,269
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 17.2%

MONEY MARKET FUNDS -- 16.0%
   Boston Global Investment
   Trust - Enhanced Sleeve, 3.730%**                                          $     1,486,750         1,486,750
                                                                                                ---------------
TIME DEPOSIT -- 1.2%
   HSBC Bank USA - Grand Cayman
    3.310%, 10/01/05                                                                  110,265           110,265
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $1,597,015)                                                                                    1,597,015
                                                                                                ---------------
TOTAL INVESTMENTS -- 116.1%
   (Cost: $8,772,806)                                                                                10,784,284

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (16.1%)                                                                                 (1,495,018)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $     9,289,266
                                                                                                ===============

----------
*  Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of
   09/30/05.
ADR - American Depository Receipt

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                                                PERCENT OF
INDUSTRY                                                                        NET ASSETS
--------                                                                      ---------------
Basic Materials                                                                     1.3%
Communications                                                                      7.4
Consumer, Cyclical                                                                 14.6
Consumer, Non-cyclical                                                             24.1
Energy                                                                              8.6
Financial                                                                           5.7
Industrial                                                                         21.8%
Technology                                                                         14.8
Utilities                                                                           0.6
Short Term Investments                                                             17.2
Liabilities in excess of other assets                                             (16.1)
                                                                                  -----
NET ASSETS                                                                        100.0%
                                                                                  =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. SMALL CAP VALUE FUND

   MANAGEMENT TEAM: MARK W. STUCKELMAN, Lead Portfolio Manager; STEPHEN SEXAUER, Portfolio Manager; CHARLES HOEVELER, Investment Analyst; JOHN MAZUR, Investment Analyst; NELSON W. SHING, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Small Cap Value Fund seeks to maximize long-term capital appreciation through investments primarily in smaller U.S. companies with market capitalizations corresponding to the Russell 2000 Value Index that, in the opinion of the Investment Adviser, are undervalued in the marketplace.

   MARKET OVERVIEW: U.S. equity prices climbed higher during the six months ended September 30, 2005. Factors contributing to gains included:

   - Steady economic growth, with GDP expanding at an annualized rate of over 3% from April 1 to June 30 for the ninth consecutive quarter

   - Healthy corporate profits, as both small- and large-cap companies reported double-digit, year-over-year earnings growth for the first two quarters of 2005

   The positive economic and earnings backdrop overshadowed concerns about rising energy prices and interest rates. Oil prices reached $70 a barrel in late August, and the Federal Reserve raised the target funds rate four times during the period.

   Among small-cap value stocks, energy companies were the best performers, followed by industrials. Within industrials, prices of building products and construction stocks rose sharply in anticipation of spending to rebuild areas affected by the Gulf Coast hurricanes. Consumer-oriented stocks were among the worst performers on fears that record-high energy prices would restrain consumer spending.

   PERFORMANCE: From April 1 through September 30, 2005, the Fund's Class I shares gained 7.70%. The Russell 2000 Value Index rose 8.33%.

   PORTFOLIO SPECIFICS: The Fund posted a solid increase while modestly trailing the benchmark. Stock selection in the financials sector had the largest negative impact on relative performance. Notable detractors included two sub-prime mortgage REITs which suffered depressed margins because of intense competition in the industry. Other areas of relative weakness were stock selection in information technology and an underweight in energy that offset the benefit of favorable stock selection in the group.

   On the plus side, stock selection in a number of sectors helped relative performance, including utilities, consumer staples and industrials. Some of the best-performing stocks were Energen, an integrated gas utility benefiting from high natural gas prices; Casey's General Stores, a convenience store operator with improving margins; and Joy Global, a manufacturer of mining equipment benefiting from strong copper and coal prices.

   Our bottom-up investment decisions did not result in any major changes to sector weightings this period, and holdings remained well-diversified at September 30, 2005. The largest overweight versus the index was in industrials (+6.9%); the largest underweight was in financials (-6.4%).

   MARKET OUTLOOK: High energy prices are likely to dampen consumer spending in the months ahead. However, recent weakness in consumer-oriented stocks, particularly retailers and restaurants, has created an opportunity to selectively purchase high-quality companies at reasonable valuations.

   We remain focused on identifying and investing in attractively priced, financially strong small-cap companies poised to benefit from change. Through intense, fundamental research and a diversified, risk-controlled approach to portfolio construction, we are confident we will continue producing excess return over time.

U.S. SMALL CAP VALUE FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. SMALL CAP VALUE FUND CLASS I SHARES WITH THE RUSSELL 2000 VALUE INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                                   SINCE
    1 YEAR                          5 YEARS                      INCEPTION
    18.78%                           20.14%                        14.29%

                U.S. SMALL CAP VALUE FUND CLASS I SHARES         RUSSELL 2000 VALUE INDEX
12/30/1997                     $  250,000                               $  250,000
12/31/1997                     $  248,617                               $  250,504
 1/31/1998                     $  246,355                               $  245,969
 2/28/1998                     $  267,925                               $  260,851
 3/31/1998                     $  280,698                               $  271,441
 4/30/1998                     $  283,771                               $  272,771
 5/31/1998                     $  274,008                               $  263,115
 6/30/1998                     $  271,752                               $  261,642
 7/31/1998                     $  252,912                               $  241,155
 8/31/1998                     $  209,998                               $  203,390
 9/30/1998                     $  219,489                               $  214,882
10/31/1998                     $  230,594                               $  221,264
11/30/1998                     $  242,745                               $  227,260
12/31/1998                     $  251,379                               $  234,396
 1/31/1999                     $  239,838                               $  229,075
 2/28/1999                     $  224,921                               $  213,429
 3/31/1999                     $  216,720                               $  211,658
 4/30/1999                     $  237,553                               $  230,982
 5/31/1999                     $  247,108                               $  238,073
 6/30/1999                     $  256,810                               $  246,692
 7/31/1999                     $  255,260                               $  240,845
 8/31/1999                     $  246,962                               $  232,030
 9/30/1999                     $  239,174                               $  227,389
10/31/1999                     $  230,648                               $  222,842
11/30/1999                     $  236,639                               $  224,000
12/31/1999                     $  240,256                               $  230,877
 1/31/2000                     $  233,732                               $  224,828
 2/29/2000                     $  230,083                               $  238,565
 3/31/2000                     $  248,579                               $  239,687
 4/30/2000                     $  257,324                               $  241,101
 5/31/2000                     $  255,258                               $  237,412
 6/30/2000                     $  260,240                               $  244,344
 7/31/2000                     $  260,563                               $  252,481
 8/31/2000                     $  277,078                               $  263,767
 9/30/2000                     $  281,274                               $  262,263
10/31/2000                     $  283,121                               $  261,319
11/30/2000                     $  275,691                               $  255,988
12/31/2000                     $  305,403                               $  283,507
 1/31/2001                     $  318,153                               $  291,332
 2/28/2001                     $  318,314                               $  290,924
 3/31/2001                     $  313,098                               $  286,269
 4/30/2001                     $  334,350                               $  299,523
 5/31/2001                     $  354,411                               $  307,221
 6/30/2001                     $  361,633                               $  319,572
 7/31/2001                     $  365,110                               $  312,413
 8/31/2001                     $  361,098                               $  311,320
 9/30/2001                     $  324,453                               $  276,950
10/31/2001                     $  334,350                               $  284,178
11/30/2001                     $  351,469                               $  304,611
12/31/2001                     $  379,885                               $  323,253
 1/31/2002                     $  383,641                               $  327,552
 2/28/2002                     $  384,446                               $  329,550
 3/31/2002                     $  419,054                               $  354,234
 4/30/2002                     $  428,175                               $  366,703
 5/31/2002                     $  415,298                               $  354,565
 6/30/2002                     $  408,859                               $  346,729
 7/31/2002                     $  350,106                               $  295,205
 8/31/2002                     $  347,960                               $  293,906
 9/30/2002                     $  324,619                               $  272,921
10/31/2002                     $  322,473                               $  277,015
11/30/2002                     $  348,387                               $  299,121
12/31/2002                     $  342,602                               $  286,348
 1/31/2003                     $  332,317                               $  278,273
 2/28/2003                     $  322,997                               $  268,923
 3/31/2003                     $  328,782                               $  271,801
 4/30/2003                     $  358,028                               $  297,622
 5/31/2003                     $  399,809                               $  328,009
 6/30/2003                     $  411,058                               $  333,552
 7/31/2003                     $  439,340                               $  350,197
 8/31/2003                     $  464,409                               $  363,504
 9/30/2003                     $  454,115                               $  359,324
10/31/2003                     $  501,037                               $  388,609
11/30/2003                     $  524,123                               $  403,531
12/31/2003                     $  543,989                               $  418,139
 1/31/2004                     $  566,835                               $  432,607
 2/29/2004                     $  581,072                               $  440,999
 3/31/2004                     $  584,052                               $  447,085
 4/30/2004                     $  556,571                               $  423,971
 5/31/2004                     $  568,490                               $  429,101
 6/30/2004                     $  591,336                               $  450,899
 7/31/2004                     $  564,848                               $  430,158
 8/30/2004                     $  559,219                               $  434,373
 9/30/2004                     $  592,660                               $  451,575
10/31/2004                     $  599,950                               $  458,574
11/30/2004                     $  650,586                               $  499,295
12/31/2004                     $  673,877                               $  511,179
 1/31/2005                     $  654,334                               $  491,396
 2/28/2005                     $  662,971                               $  501,126
 3/31/2005                     $  653,557                               $  490,803
 4/30/2005                     $  630,290                               $  465,477
 5/31/2005                     $  659,977                               $  493,871
 6/30/2005                     $  684,792                               $  515,700
 7/31/2005                     $  726,496                               $  545,044
 8/31/2005                     $  706,590                               $  532,508
 9/30/2005                     $  703,976                               $  531,602

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Value Index for the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. Performance is shown for Class I shares only. Class II shares are new and have no prior performance. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. The Fund's performance includes historical performance of comparable managed institutional pooled accounts managed by the Investment Adviser prior to the inception of the Fund. The Fund commenced operations on May 1, 2001. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment.

In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. SMALL CAP VALUE FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 91.9%

AEROSPACE/DEFENSE-EQUIPMENT -- 1.7%
   AAR Corp.*                                                                         120,100   $     2,063,318
                                                                                                ---------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 1.0%
   ElkCorp                                                                             36,000         1,287,720
                                                                                                ---------------
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.1%
   Dycom Industries, Inc.*                                                             64,700         1,308,234
                                                                                                ---------------
CHEMICALS-SPECIALTY -- 0.9%
   OM Group, Inc.*                                                                     56,400         1,135,332
                                                                                                ---------------
COAL -- 1.0%
   Foundation Coal Holdings, Inc.                                                      30,900         1,188,105
                                                                                                ---------------
COMMERCIAL BANKS-CENTRAL US -- 5.5%
   Amcore Financial, Inc.                                                              42,900         1,338,909
   Associated Banc Corp.                                                               42,450         1,293,876
   First Financial Bancorp                                                             78,400         1,458,240
   Gold Banc Corp., Inc.                                                               88,200         1,314,180
   Macatawa Bank Corp.##                                                               18,980           649,306
   Oak Hill Financial, Inc.                                                            23,500           705,470
                                                                                                ---------------
                                                                                                      6,759,981
                                                                                                ---------------
COMMERCIAL BANKS-EASTERN US -- 0.7%
   Community Bank Systems, Inc.                                                        39,300           888,180
                                                                                                ---------------
COMMERCIAL BANKS-WESTERN US -- 1.0%
   Greater Bay Bancorp                                                                 49,400         1,217,216
                                                                                                ---------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.3%
   MTS Systems Corp.                                                                   21,900           827,163
   Radisys Corp.* ##                                                                   41,000           795,400
                                                                                                ---------------
                                                                                                      1,622,563
                                                                                                ---------------
COMPUTERS-MEMORY DEVICES -- 0.7%
   Hutchinson Technology, Inc.*                                                        32,700           854,124
                                                                                                ---------------
DISTRIBUTION/WHOLESALE -- 1.3%
   Hughes Supply, Inc.                                                                 50,100         1,633,260
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.5%
   Actuant Corp. Cl. A                                                                 18,400           861,120
   ESCO Technologies, Inc.*                                                            33,000         1,652,310
   Tredegar Corp.                                                                      45,200           588,052
                                                                                                ---------------
                                                                                                      3,101,482
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 0.8%
   CMS Energy Corp.*                                                                   56,800           934,360
                                                                                                ---------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.7%
   Benchmark Electronics, Inc.*                                                        26,900           810,228
   Methode Electronics, Inc. Cl. A                                                    110,500         1,272,960
   Rogers Corp.*                                                                       33,800         1,308,060
                                                                                                ---------------
                                                                                                      3,391,248
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.6%
   IXYS Corporation*                                                                   75,000           792,000
                                                                                                ---------------
FINANCE-AUTO LOANS -- 1.1%
   AmeriCredit Corp.*                                                                  56,100         1,339,107
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 0.9%
   Knight Capital Group, Inc. Cl. A*                                                  138,600         1,151,766
                                                                                                ---------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.1%
   Ralcorp Holdings, Inc.*                                                             30,900         1,295,328
                                                                                                ---------------
FUNERAL SERVICES & RELATED ITEMS -- 1.1%
   Stewart Enterprises, Inc. Cl. A                                                    202,100         1,339,923
                                                                                                ---------------
GAS-DISTRIBUTION -- 2.7%
   Energen Corp.                                                                       40,000         1,730,400
   UGI Corp.                                                                           57,300         1,612,995
                                                                                                ---------------
                                                                                                      3,343,395
                                                                                                ---------------
HOTELS & MOTELS -- 0.7%
   Jameson Inns, Inc.* ##                                                             420,000           865,200
                                                                                                ---------------
HUMAN RESOURCES -- 0.9%
   Korn/Ferry International*                                                           67,700   $     1,109,603
                                                                                                ---------------
INDEX FUND-SMALL CAP -- 4.8%
   iShares Russell 2000 Value
    Index Fund* ##                                                                     89,700         5,913,921
                                                                                                ---------------
INTERNET APPLICATIONS SOFTWARE -- 0.6%
   MatrixOne, Inc.*                                                                   148,700           782,162
                                                                                                ---------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.7%
   TIBCO Software, Inc.*                                                              101,300           846,868
                                                                                                ---------------
LASERS-SYSTEMS/COMPONENTS -- 1.2%
   Cymer, Inc.*                                                                        24,200           757,944
   Rofin-Sinar Technologies, Inc.*                                                     18,100           687,619
                                                                                                ---------------
                                                                                                      1,445,563
                                                                                                ---------------
MACHINERY TOOLS & RELATED PRODUCTS -- 1.1%
   Kennametal, Inc.                                                                    27,900         1,368,216
                                                                                                ---------------
MACHINERY-CONSTRUCTION & MINING -- 1.3%
   Joy Global, Inc.                                                                    30,950         1,561,737
                                                                                                ---------------
MACHINERY-GENERAL INDUSTRY -- 3.7%
   Albany International Corp. Cl. A                                                    39,300         1,448,991
   Gardner Denver, Inc.*                                                               40,100         1,788,460
   Wabtec Corp.                                                                        50,800         1,385,824
                                                                                                ---------------
                                                                                                      4,623,275
                                                                                                ---------------
MEDICAL LASER SYSTEMS -- 1.0%
   Candela Corp.*                                                                     126,200         1,239,284
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 0.7%
   Nektar Therapeutics* ##                                                             48,400           820,380
                                                                                                ---------------
MEDICAL-DRUGS -- 0.7%
   Prestige Brand Holdings, Inc.*                                                      71,400           879,648
                                                                                                ---------------
MEDICAL-HOSPITALS -- 1.0%
   LifePoint Hospitals, Inc.*                                                          28,800         1,259,424
                                                                                                ---------------
METAL-ALUMINUM -- 1.0%
   Century Aluminum Co.*                                                               53,500         1,202,680
                                                                                                ---------------
MOTION PICTURES & SERVICES -- 1.0%
   Lions Gate Entertainment Corp.* ##                                                 126,000         1,202,040
                                                                                                ---------------
MULTIMEDIA -- 0.6%
   Gemstar -- TV Guide
    International, Inc.*                                                              235,100           695,896
                                                                                                ---------------
NON-FERROUS METALS -- 0.5%
   RTI International Metals, Inc.*                                                     15,300           602,055
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
   Forest Oil Corp.*                                                                   19,000           989,900
                                                                                                ---------------
OIL-FIELD SERVICES -- 0.8%
   Superior Energy Services, Inc.*                                                     41,600           960,544
                                                                                                ---------------
PHYSICAL PRACTICE MANAGEMENT -- 1.0%
   Pediatrix Medical Group, Inc.*                                                      16,800         1,290,576
                                                                                                ---------------
POLLUTION CONTROL -- 0.4%
   Duratek, Inc.* ##                                                                   26,800           489,904
                                                                                                ---------------
POULTRY -- 0.9%
   Gold Kist, Inc.*                                                                    56,200         1,098,710
                                                                                                ---------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.4%
   Artesyn Technologies, Inc.*                                                         96,100           893,730
   Power-One, Inc.*                                                                   155,100           859,254
                                                                                                ---------------
                                                                                                      1,752,984
                                                                                                ---------------
PRIVATE CORRECTIONS -- 1.2%
   Corrections Corp. of America*                                                       37,800         1,500,660
                                                                                                ---------------
PROPERTY/CASUALTY INSURANCE -- 3.2%
   Meadowbrook Insurance Group, Inc.*                                                  81,000           453,600
   Navigators Group, Inc.*                                                             38,300         1,429,356
   Quanta Capital Holdings, Ltd.*                                                     141,500           849,000
   Tower Group, Inc.                                                                   79,300         1,199,016
                                                                                                ---------------
                                                                                                      3,930,972
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

PUBLISHING-NEWSPAPERS -- 0.9%
   Lee Enterprises, Inc.                                                               27,100   $     1,151,208
                                                                                                ---------------
RADIO -- 1.0%
   Entercom Communications
     Corp. Cl. A*                                                                      17,900           565,461
   Radio One, Inc. Cl. D*                                                              53,200           699,580
                                                                                                ---------------
                                                                                                      1,265,041
                                                                                                ---------------
REITS-DIVERSIFIED -- 1.6%
   Capital Automotive                                                                  28,300         1,095,493
   Washington Real Estate
     Investment Trust                                                                  29,300           911,523
                                                                                                ---------------
                                                                                                      2,007,016
                                                                                                ---------------
REITS-HEALTH CARE -- 0.8%
   Ventas, Inc.                                                                        31,983         1,029,853
                                                                                                ---------------
REITS-HOTELS -- 1.8%
   Ashford Hospitality Trust, Inc.                                                     94,800         1,020,048
   DiamondRock Hospitality Co. 144A#                                                  101,300         1,190,275
                                                                                                ---------------
                                                                                                      2,210,323
                                                                                                ---------------
REITS-MORTGAGE -- 3.1%
   ECC Capital Corp.##                                                                227,900           742,954
   Fieldstone Investment Corp.                                                         67,100           782,386
   Jer Investors Trust, Inc. 144A#                                                     50,400           910,224
   Newcastle Investment Corp.                                                          47,600         1,328,040
                                                                                                ---------------
                                                                                                      3,763,604
                                                                                                ---------------
REITS-SHOPPING CENTERS -- 0.9%
   Equity One, Inc.                                                                    45,400         1,055,550
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 2.7%
   Charlotte Russe Holding, Inc.* ##                                                   65,300           869,796
   Charming Shoppes, Inc.*                                                            114,800         1,224,916
   Claires Stores, Inc.                                                                52,200         1,259,586
                                                                                                ---------------
                                                                                                      3,354,298
                                                                                                ---------------
RETAIL-CONVENIENCE STORE -- 1.0%
   Casey's General Stores, Inc.                                                        51,700         1,199,440
                                                                                                ---------------
RETAIL-PAWN SHOPS -- 1.2%
   Cash America International, Inc.                                                    71,000         1,473,250
                                                                                                ---------------
RETAIL-RESTAURANTS -- 0.8%
   Lone Star Steakhouse & Saloon, Inc.                                                 38,800         1,008,800
                                                                                                ---------------
RUBBER-TIRES -- 1.0%
   Cooper Tire & Rubber Co.                                                            77,500         1,183,425
                                                                                                ---------------
SAVINGS & LOANS/THRIFTS-CENTRAL US -- 1.0%
   MAF Bancorp, Inc.                                                                   31,300         1,283,300
                                                                                                ---------------
SAVINGS & LOANS/THRIFTS-EASTERN US -- 2.7%
   Brookline Bancorp, Inc.                                                             79,528         1,258,133
   First Niagara Financial Group, Inc.                                                109,000         1,573,960
   Parkvale Financial Corp.                                                            17,000           463,250
                                                                                                ---------------
                                                                                                      3,295,343
                                                                                                ---------------
SCHOOLS -- 0.3%
   Concorde Career Colleges, Inc.*                                                     25,100           385,285
                                                                                                ---------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.2%
   ASE Test, Ltd.*                                                                    122,800           769,956
   Chipmos Technologies Bermuda, Ltd.*                                                110,100           759,690
                                                                                                ---------------
                                                                                                      1,529,646
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 0.6%
   Mattson Technology, Inc.*                                                          100,600           755,506
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
   Comtech Telecommunications Corp.*                                                   23,650           980,765
                                                                                                ---------------
TELECOMMUNICATIONS SERVICES -- 0.3%
   Premiere Global Services, Inc.*                                                     50,600           413,908
                                                                                                ---------------
THERAPEUTICS -- 1.9%
   CV Therapeutics, Inc.*                                                              31,900   $       853,325
   Medarex, Inc.*                                                                     156,800         1,492,736
                                                                                                ---------------
                                                                                                      2,346,061
                                                                                                ---------------
TRANSPORT-MARINE -- 1.0%
   Genco Shipping & Trading, Ltd.*                                                     63,500         1,210,945
                                                                                                ---------------
TRANSPORT-RAIL -- 1.2%
   Genesee & Wyoming, Inc. Cl. A*                                                      47,950         1,520,015
                                                                                                ---------------
TRANSPORT-SERVICES -- 1.4%
   Universal Truckload Services, Inc.*                                                 96,100         1,785,538
                                                                                                ---------------
TRANSPORT-TRUCK -- 0.7%
   Old Dominion Freight Line, Inc.*                                                    27,300           914,277
                                                                                                ---------------
VENTURE CAPITAL -- 1.1%
   KKR Financial Corp.*                                                                62,950         1,400,008
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $97,032,130)                                                                              113,601,249
                                                                                                ---------------

                                                                                PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 16.1%

MONEY MARKET FUNDS -- 7.9%
   Boston Global Investment Trust --
    Enhanced Sleeve, 3.730%**                                                 $     9,702,325         9,702,325
                                                                                                ---------------
TIME DEPOSIT -- 8.2%
   Wells Fargo Bank -- Grand Cayman
    3.310%, 10/01/05                                                               10,137,167        10,137,167
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $19,839,492)                                                                               19,839,492
                                                                                                ---------------
TOTAL INVESTMENTS -- 108.0%
   (Cost: $116,871,622)                                                                             133,440,741

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (8.0%)                                                                                  (9,852,443)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $   123,588,298
                                                                                                ===============

----------
*  Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
# 144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at September 30, 2005 was $2,100,499 or 1.70% of net assets.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. SMALL CAP VALUE FUND

                                                                                PERCENT OF
INDUSTRY                                                                        NET ASSETS
--------                                                                      ---------------
Basic Materials                                                                     2.4%
Communications                                                                      4.3
Consumer, Cyclical                                                                  9.6
Consumer, Non-cyclical                                                             10.6
Energy                                                                              2.5
Financial                                                                          26.6
Funds                                                                               4.8
Industrial                                                                         22.5%
Technology                                                                          5.1
Utilities                                                                           3.5
Short Term Investments                                                             16.1
Liabilities in excess of other assets                                              (8.0)
                                                                                  -----
NET ASSETS                                                                        100.0%
                                                                                  =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. LARGE CAP VALUE FUND

   MANAGEMENT TEAM: STEPHEN SEXAUER, Lead Portfolio Manager; MARK W. STUCKELMAN, Portfolio Manager; CHARLES HOEVELER, Investment Analyst; JOHN MAZUR, Investment Analyst; NELSON W. SHING, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Large Cap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of U.S. companies with larger market capitalizations that, in the opinion of the Investment Adviser, are undervalued relative to other market measures.

   MARKET OVERVIEW: U.S. stock prices, as measured by the S&P 500 Index, rose during the six months ended September 30, 2005. Losses in April and August were erased by gains in all other months.

   During the period, investors confronted a number of challenges, including the tragic Gulf hurricanes, surging energy prices and four interest-rate hikes from the Federal Reserve. These concerns were eclipsed by a generally favorable economic and earnings environment. In addition, investors welcomed news that China had revalued its currency higher against the U.S. dollar. A stronger yuan could reduce competition for some U.S. companies from lower-priced Chinese imports and increase sales for U.S. exporters doing business with China.

   Within the large-cap value market, the best-performing sector was energy. Utilities came in second, followed by information technology. Utilities benefited from their attractive dividend yields and one of the warmest summers on record. Information technology stocks were lifted by above-market earnings growth and brisk merger and acquisition activity. Health care underperformed, weighed down by losses in the pharmaceutical industry. Consumer discretionary stocks lagged on worries that high energy prices cut into non-essential spending.

   PERFORMANCE: The Fund's Class I shares posted a 4.53% increase during the six months ended September 30, 2005. The Russell 1000 Value Index advanced 5.62%.

   PORTFOLIO SPECIFICS: Holdings in most sectors generated positive returns for the Fund, led by energy where the average position rose nearly 20%. Versus the benchmark, the portfolio's modest underperformance was driven by stock selection among financials, particularly capital markets and insurance companies. An overweight in consumer discretionary stocks and an underweight in utilities also modestly detracted.

   On the plus side, the Fund's information technology exposures had the largest favorable impact on relative performance due to issue selection and an overweight. One of the best-performing names was Freescale Semiconductor, formerly the semiconductor products division of Motorola. The company has restructured over the past few years, resulting in significantly improved financial performance. Another area of relative strength was stock selection among industrials, where ITT Industries was a top performer. ITT has experienced solid revenue growth across its portfolio of businesses and is positioned to benefit from the reconstruction of the Gulf Coast.

   At the end of the period, the Fund remained well-diversified. All sector weights were within +/-5% of the benchmark's weights, with the exception of a 6.2% overweight in industrials.

   MARKET OUTLOOK: Equities could be negatively impacted if consumers curtail spending in the face of rising gas prices and interest rates. However, valuations remain attractive in certain sectors, such as financials, energy and, to some extent, consumer stocks after the late-summer sell-off. We continue to believe there is significant value in owning reasonably priced, very large corporations that have strong cash flows, limited debt, solid assets and a catalyst to realize their value. By identifying these types of companies for the Fund, we are confident that we will deliver strong performance over time.

U.S. LARGE CAP VALUE FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. LARGE CAP VALUE FUND CLASS I SHARES WITH THE RUSSELL 1000 VALUE INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                                     SINCE
   1 YEAR                           5 YEARS                        INCEPTION
   14.44%                             5.64%                         12.54%

              U.S. LARGE CAP VALUE FUND CLASS I SHARES        RUSSELL 1000 VALUE INDEX
 4/30/1996                  $  250,000                              $  250,000
 5/31/1996                  $  256,600                              $  253,125
 6/30/1996                  $  263,800                              $  253,328
 7/31/1996                  $  257,600                              $  243,752
 8/31/1996                  $  264,800                              $  250,723
 9/30/1996                  $  278,800                              $  260,702
10/31/1996                  $  288,600                              $  270,791
11/30/1996                  $  311,581                              $  290,423
12/31/1996                  $  310,622                              $  286,706
 1/31/1997                  $  327,247                              $  300,611
 2/28/1997                  $  331,246                              $  305,030
 3/31/1997                  $  316,936                              $  294,049
 4/30/1997                  $  333,350                              $  306,399
 5/31/1997                  $  358,183                              $  323,527
 6/30/1997                  $  369,758                              $  337,406
 7/31/1997                  $  412,900                              $  362,779
 8/31/1997                  $  403,430                              $  349,864
 9/30/1997                  $  428,684                              $  370,996
10/31/1997                  $  412,269                              $  360,645
11/30/1997                  $  425,854                              $  376,586
12/31/1997                  $  436,586                              $  387,582
 1/31/1998                  $  434,531                              $  382,078
 2/28/1998                  $  469,924                              $  407,792
 3/31/1998                  $  500,065                              $  432,749
 4/30/1998                  $  502,805                              $  435,648
 5/31/1998                  $  500,750                              $  429,201
 6/30/1998                  $  511,938                              $  434,695
 7/31/1998                  $  501,864                              $  427,000
 8/31/1998                  $  424,288                              $  363,463
 9/30/1998                  $  448,323                              $  384,326
10/31/1998                  $  479,972                              $  414,111
11/30/1998                  $  502,997                              $  433,408
12/31/1998                  $  524,487                              $  448,144
 1/31/1999                  $  530,983                              $  451,729
 2/28/1999                  $  512,743                              $  445,360
 3/31/1999                  $  522,238                              $  454,579
 4/30/1999                  $  563,217                              $  497,037
 5/31/1999                  $  554,472                              $  491,569
 6/30/1999                  $  570,214                              $  505,825
 7/31/1999                  $  558,969                              $  491,004
 8/31/1999                  $  538,979                              $  472,788
 9/30/1999                  $  516,990                              $  456,240
10/31/1999                  $  553,222                              $  482,520
11/30/1999                  $  531,483                              $  478,756
12/31/1999                  $  571,041                              $  481,054
 1/31/2000                  $  535,602                              $  465,372
 2/29/2000                  $  492,372                              $  430,795
 3/31/2000                  $  546,661                              $  483,352
 4/30/2000                  $  546,661                              $  477,745
 5/31/2000                  $  545,656                              $  482,761
 6/30/2000                  $  521,276                              $  460,699
 7/31/2000                  $  539,624                              $  466,458
 8/31/2000                  $  569,784                              $  492,393
 9/30/2000                  $  578,330                              $  496,923
10/31/2000                  $  607,485                              $  509,147
11/30/2000                  $  583,226                              $  490,258
12/31/2000                  $  615,670                              $  514,819
 1/31/2001                  $  625,048                              $  516,827
 2/28/2001                  $  611,868                              $  502,459
 3/31/2001                  $  593,618                              $  484,723
 4/30/2001                  $  627,329                              $  508,474
 5/31/2001                  $  647,607                              $  519,915
 6/30/2001                  $  637,468                              $  508,373
 7/31/2001                  $  637,468                              $  507,305
 8/31/2001                  $  607,052                              $  486,962
 9/30/2001                  $  559,147                              $  452,680
10/31/2001                  $  556,359                              $  448,787
11/30/2001                  $  597,010                              $  474,861
12/31/2001                  $  609,399                              $  486,068
 1/31/2002                  $  596,752                              $  482,325
 2/28/2002                  $  601,140                              $  483,097
 3/31/2002                  $  631,339                              $  505,948
 4/30/2002                  $  606,560                              $  488,594
 5/31/2002                  $  613,529                              $  491,037
 6/30/2002                  $  568,102                              $  462,851
 7/31/2002                  $  512,350                              $  419,806
 8/31/2002                  $  510,027                              $  422,954
 9/30/2002                  $  446,532                              $  375,922
10/31/2002                  $  489,378                              $  403,778
11/30/2002                  $  520,218                              $  429,216
12/31/2002                  $  498,455                              $  410,588
 1/31/2003                  $  490,851                              $  400,652
 2/28/2003                  $  478,003                              $  389,954
 3/31/2003                  $  477,216                              $  390,617
 4/30/2003                  $  515,760                              $  424,991
 5/31/2003                  $  548,798                              $  452,446
 6/30/2003                  $  554,567                              $  458,101
 7/31/2003                  $  562,957                              $  464,927
 8/31/2003                  $  566,104                              $  472,180
 9/30/2003                  $  562,695                              $  467,553
10/31/2003                  $  597,831                              $  496,167
11/30/2003                  $  599,439                              $  502,915
12/31/2003                  $  635,459                              $  533,894
 1/31/2004                  $  648,631                              $  543,291
 2/29/2004                  $  662,071                              $  554,917
 3/31/2004                  $  657,502                              $  550,034
 4/30/2004                  $  645,674                              $  536,613
 5/31/2004                  $  653,201                              $  542,087
 6/30/2004                  $  662,609                              $  554,880
 7/31/2004                  $  649,975                              $  547,056
 8/30/2004                  $  649,706                              $  554,824
 9/30/2004                  $  664,759                              $  563,424
10/31/2004                  $  673,601                              $  572,777
11/30/2004                  $  706,540                              $  601,702
12/31/2004                  $  723,709                              $  621,859
 1/31/2005                  $  715,531                              $  610,852
 2/28/2005                  $  741,719                              $  631,071
 3/31/2005                  $  727,849                              $  622,426
 4/30/2005                  $  712,855                              $  611,284
 5/31/2005                  $  730,819                              $  626,016
 6/30/2005                  $  739,516                              $  632,902
 7/31/2005                  $  766,508                              $  651,193
 8/31/2005                  $  759,993                              $  648,328
 9/30/2005                  $  760,829                              $  657,405

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Value Index for the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. LARGE CAP VALUE FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.2%

AEROSPACE/DEFENSE -- 0.9%
   Raytheon Co.                                                                         5,000   $       190,100
                                                                                                ---------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.1%
   United Technologies Corp.                                                            4,500           233,280
                                                                                                ---------------
APPLICATIONS SOFTWARE -- 3.2%
   Microsoft Corp.                                                                     27,500           707,575
                                                                                                ---------------
BEVERAGES-NON-ALCOHOLIC -- 1.2%
   PepsiCo, Inc.                                                                        4,500           255,195
                                                                                                ---------------
CABLE TV -- 1.7%
   Comcast Corp. Cl. A*                                                                12,500           367,250
                                                                                                ---------------
COMMERCIAL BANKS-EASTERN US -- 3.3%
   North Fork Bancorporation                                                           28,750           733,125
                                                                                                ---------------
COMPUTERS -- 1.5%
   International Business Machines Corp.                                                4,000           320,880
                                                                                                ---------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.9%
   Fortune Brands, Inc.                                                                 2,400           195,192
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 10.7%
   General Electric Co.                                                                22,400           754,208
   ITT Industries, Inc.                                                                 8,000           908,800
   Textron, Inc.                                                                        9,700           695,684
                                                                                                ---------------
                                                                                                      2,358,692
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 2.5%
   Exelon Corp.                                                                        10,300           550,432
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.4%
   Freescale Semiconductor Cl. B*                                                      21,940           517,346
                                                                                                ---------------
FIDUCIARY BANKS -- 1.1%
   Bank of New York Co., Inc.                                                           8,500           249,985
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 4.2%
   Morgan Stanley Dean Witter & Co.                                                    17,300           933,162
                                                                                                ---------------
FINANCE-MORTGAGE LOAN/BANKER -- 2.5%
   Countrywide Credit Industries, Inc.                                                 16,400           540,872
                                                                                                ---------------
FINANCIAL GUARANTEE INSURANCE -- 3.0%
   Ambac Financial Group, Inc.                                                          9,300           670,158
                                                                                                ---------------
INDUSTRIAL GASES -- 1.9%
   Praxair, Inc.                                                                        8,500           407,405
                                                                                                ---------------
MEDICAL-DRUGS -- 3.0%
   Abbott Laboratories                                                                  7,500           318,000
   Pfizer, Inc.                                                                        14,100           352,077
                                                                                                ---------------
                                                                                                        670,077
                                                                                                ---------------
MEDICAL-HMO -- 2.5%
   Wellpoint, Inc.*                                                                     7,200           545,904
                                                                                                ---------------
MULTI-LINE INSURANCE -- 6.1%
   Allstate Corp.                                                                       6,600           364,914
   American International Group, Inc.                                                  15,600           966,576
                                                                                                ---------------
                                                                                                      1,331,490
                                                                                                ---------------
MULTIMEDIA -- 3.9%
   Time Warner, Inc.                                                                   35,700           646,527
   Walt Disney Co.                                                                      9,000           217,170
                                                                                                ---------------
                                                                                                        863,697
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.3%
   Apache Corp.                                                                         9,750           733,395
                                                                                                ---------------
OIL COMPANIES-INTEGRATED -- 12.7%
   Chevrontexaco Corp.                                                                  7,000           453,110
   ConocoPhillips                                                                      14,220           994,120
   Exxon Mobil Corp.                                                                   14,000           889,560
   Marathon Oil Corp.                                                                   6,600           454,938
                                                                                                ---------------
                                                                                                      2,791,728
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 2.5%
   Gap, Inc.                                                                           31,900   $       556,017
                                                                                                ---------------
RETAIL-REGIONAL DEPARTMENT STORES -- 4.1%
   Federated Department Stores, Inc.                                                   13,500           902,745
                                                                                                ---------------
SAVINGS & LOANS/THRIFTS-WESTERN US -- 4.0%
   Washington Mutual, Inc.                                                             22,400           878,528
                                                                                                ---------------
STEEL-PRODUCERS -- 2.2%
   United States Steel Corp.                                                           11,500           487,025
                                                                                                ---------------
SUPER-REGIONAL BANKS-US -- 8.0%
   Bank of America Corp.                                                               12,912           543,595
   US Bancorp                                                                          19,200           539,136
   Wells Fargo & Co.                                                                   11,700           685,269
                                                                                                ---------------
                                                                                                      1,768,000
                                                                                                ---------------
TELEPHONE-INTEGRATED -- 2.8%
   Sprint Corp.                                                                        18,200           432,796
   Verizon Communications, Inc.                                                         5,800           189,602
                                                                                                ---------------
                                                                                                        622,398
                                                                                                ---------------
TOBACCO -- 2.0%
   Altria Group, Inc.                                                                   6,100           449,631
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $17,566,296)                                                                               21,831,284
                                                                                                ---------------

                                                                                PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.7%

TIME DEPOSIT -- 0.7%
   HSBC Bank USA -- Grand Cayman
    3.310%, 10/01/05
    (Cost: $156,602)                                                          $       156,602           156,602
                                                                                                ---------------
TOTAL INVESTMENTS -- 99.9%
   (Cost: $17,722,898)                                                                               21,987,886
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.1%                                                                                   25,859
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $    22,013,745
                                                                                                ===============

----------
* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. LARGE CAP VALUE FUND

                                                                                PERCENT OF
INDUSTRY                                                                        NET ASSETS
--------                                                                      --------------
Basic Materials                                                                    4.1%
Communications                                                                     8.4
Consumer, Cyclical                                                                 6.6
Consumer, Non-cyclical                                                             9.6
Energy                                                                            16.0
Financial                                                                         32.3
Industrial                                                                        12.7
Technology                                                                         7.0%
Utilities                                                                          2.5
Short Term Investments                                                             0.7
Other assets in excess of liabilities                                              0.1
                                                                                 -----
NET ASSETS                                                                       100.0%
                                                                                 =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

   MANAGEMENT TEAM: DAVID J. PAVAN, CFA, Portfolio Manager; STACEY R. NUTT, PH.D., Portfolio Manager; ZHUANXIN DING, PH.D., Investment Analyst; JANE EDMONSON, Investment Analyst; FRANK FENG, PH.D., Investment Analyst; JAMES LI, PH.D., CFA, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Systematic Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large U.S. companies with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index at time of purchase.

   MARKET OVERVIEW: Following a weak start to 2005, the U.S. stock market registered a solid increase from April 1 through September 30, 2005. Equity prices climbed higher amid:

   - Surprisingly strong corporate earnings and expectations for continued healthy profits

   - Steady expansion in the U.S. economy, with the second quarter being the ninth consecutive quarter of annualized GDP growth over 3%

   - China's revaluation of the yuan, which was viewed as a first step toward reducing the country's massive trade surpluses

   A number of factors limited the market's gains, most notably skyrocketing energy prices and rising interest rates. The price of oil reached $70 a barrel as Hurricane Katrina approached land, and natural gas prices also set records in the aftermath of the two Gulf storms. In addition, the Federal Reserve continued increasing short-term interest rates, hiking the target funds rate a total of 1% in four 0.25% increments. At its September 20 meeting, the Fed said that more measured rate increases were likely in the coming months to keep inflation under control.

   PERFORMANCE: During the six months ended September 30, 2005, the Fund's Class I shares registered a 4.34% gain. The Russell 1000 Growth Index rose 6.57%.

   PORTFOLIO SPECIFICS: The Fund posted a solid gain but trailed its benchmark this period. Stock selection in the consumer discretionary sector had the largest negative impact on relative results. Other areas of relative weakness included issue selection among information technology, financial and energy companies. However, an overweight in energy more than offset the unfavorable effect of stock selection in the group.

   Issue selection in the health care sector added the most value relative to the benchmark. Top-performing stocks included Humana, a provider of health insurance, and Amgen, a biotechnology firm. Humana benefited from strong enrollment and earnings growth in its Medicare business. Amgen reported better-than-expected earnings driven by impressive sales gains across all product lines. Issue selection was also positive in the consumer staples and utilities sectors. TXU Corporation, an electric utility, was a notable performer on expectations that regulators would continue to approve increases in the rates it charges its customers.

   As a result of our stock-by-stock investment decisions, the Fund's exposure to consumer staples companies decreased by 5.3% during the period. There were no other significant changes to sector weightings, and holdings remained broadly diversified as of September 30, 2005.

   MARKET OUTLOOK: Our process evaluates investment opportunities on a relative basis and is required to remain fully invested. As such, the process neither utilizes nor results in a forecast or outlook on the overall market, but expects to perform equally well versus the Russell 1000 Growth Index in both up and down markets.

   By applying our disciplined, bottom-up approach in all investment environments, we believe the Fund will generate consistently strong returns over time.

U.S. SYSTEMATIC LARGE CAP GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. SYSTEMATIC LARGE CAP GROWTH FUND CLASS I SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                                     SINCE
   1 YEAR                           5 YEARS                        INCEPTION
   11.91%                           - 18.54%                         6.59%

              U.S. SYSTEMATIC LARGE CAP GROWTH FUND CLASS I SHARES    RUSSELL 1000 GROWTH INDEX
12/27/1996                        $    250,000                              $    250,000
12/31/1996                        $    247,200                              $    246,185
 1/31/1997                        $    272,400                              $    263,452
 2/28/1997                        $    267,800                              $    261,669
 3/31/1997                        $    260,000                              $    247,507
 4/30/1997                        $    270,000                              $    263,941
 5/31/1997                        $    300,200                              $    282,990
 6/30/1997                        $    311,400                              $    294,315
 7/31/1997                        $    350,200                              $    320,345
 8/31/1997                        $    342,200                              $    301,595
 9/30/1997                        $    359,600                              $    316,436
10/31/1997                        $    359,200                              $    304,741
11/30/1997                        $    354,897                              $    317,683
12/31/1997                        $    361,073                              $    321,241
 1/31/1998                        $    366,478                              $    330,846
 2/28/1998                        $    400,192                              $    355,733
 3/31/1998                        $    424,641                              $    369,912
 4/30/1998                        $    438,281                              $    375,032
 5/31/1998                        $    427,214                              $    364,388
 6/30/1998                        $    458,097                              $    386,707
 7/31/1998                        $    448,284                              $    384,147
 8/31/1998                        $    373,570                              $    326,494
 9/30/1998                        $    420,007                              $    351,576
10/31/1998                        $    451,657                              $    379,832
11/30/1998                        $    494,721                              $    408,726
12/31/1998                        $    580,590                              $    445,580
 1/31/1999                        $    645,965                              $    471,745
 2/28/1999                        $    632,475                              $    450,195
 3/31/1999                        $    697,590                              $    473,907
 4/30/1999                        $    730,134                              $    474,514
 5/31/1999                        $    735,294                              $    459,932
 6/30/1999                        $    770,229                              $    492,146
 7/31/1999                        $    760,111                              $    476,505
 8/31/1999                        $    755,701                              $    484,291
 9/30/1999                        $    769,969                              $    474,116
10/31/1999                        $    825,745                              $    509,922
11/30/1999                        $    920,954                              $    537,432
12/31/1999                        $  1,138,610                              $    593,330
 1/31/2000                        $  1,089,839                              $    565,509
 2/29/2000                        $  1,248,865                              $    593,157
 3/31/2000                        $  1,292,448                              $    635,615
 4/30/2000                        $  1,193,089                              $    605,372
 5/31/2000                        $  1,117,078                              $    574,886
 6/30/2000                        $  1,235,116                              $    618,456
 7/31/2000                        $  1,180,637                              $    592,673
 8/31/2000                        $  1,334,734                              $    646,334
 9/30/2000                        $  1,219,032                              $    585,197
10/31/2000                        $  1,094,249                              $    557,505
11/30/2000                        $    883,799                              $    475,324
12/31/2000                        $    865,615                              $    460,284
 1/31/2001                        $    843,954                              $    492,085
 2/28/2001                        $    698,749                              $    408,544
 3/31/2001                        $    604,620                              $    364,086
 4/30/2001                        $    683,507                              $    410,132
 5/31/2001                        $    652,754                              $    404,095
 6/30/2001                        $    620,130                              $    394,736
 7/31/2001                        $    584,564                              $    384,872
 8/31/2001                        $    518,513                              $    353,389
 9/30/2001                        $    434,278                              $    318,121
10/31/2001                        $    455,938                              $    334,822
11/30/2001                        $    511,560                              $    366,999
12/31/2001                        $    508,886                              $    366,302
 1/31/2002                        $    489,365                              $    359,818
 2/28/2002                        $    457,810                              $    344,886
 3/31/2002                        $    483,482                              $    356,819
 4/30/2002                        $    455,404                              $    327,702
 5/31/2002                        $    442,033                              $    319,772
 6/30/2002                        $    393,631                              $    290,193
 7/31/2002                        $    362,611                              $    274,232
 8/31/2002                        $    364,483                              $    275,055
 9/30/2002                        $    340,951                              $    246,532
10/31/2002                        $    359,403                              $    269,139
11/30/2002                        $    373,041                              $    283,753
12/31/2002                        $    336,940                              $    264,146
 1/31/2003                        $    329,987                              $    257,727
 2/28/2003                        $    329,185                              $    256,541
 3/31/2003                        $    340,416                              $    261,313
 4/30/2003                        $    361,809                              $    280,650
 5/31/2003                        $    372,506                              $    294,655
 6/30/2003                        $    376,517                              $    298,721
 7/31/2003                        $    387,213                              $    306,159
 8/31/2003                        $    396,573                              $    313,782
 9/30/2003                        $    385,876                              $    310,425
10/31/2003                        $    404,060                              $    327,871
11/30/2003                        $    408,606                              $    331,281
12/31/2003                        $    408,072                              $    342,743
 1/31/2004                        $    418,768                              $    349,735
 2/29/2004                        $    415,827                              $    351,973
 3/31/2004                        $    402,991                              $    345,427
 4/30/2004                        $    393,631                              $    341,420
 5/31/2004                        $    403,793                              $    347,770
 6/30/2004                        $    412,618                              $    352,152
 7/31/2004                        $    390,957                              $    332,255
 8/30/2004                        $    385,609                              $    330,627
 9/30/2004                        $    390,688                              $    333,768
10/31/2004                        $    395,767                              $    338,975
11/30/2004                        $    419,315                              $    350,636
12/31/2004                        $    430,259                              $    364,381
 1/31/2005                        $    415,544                              $    352,247
 2/28/2005                        $    424,104                              $    355,981
 3/31/2005                        $    419,015                              $    349,502
 4/30/2005                        $    401,081                              $    342,861
 5/31/2005                        $    421,657                              $    359,421
 6/30/2005                        $    421,910                              $    358,092
 7/31/2005                        $    440,094                              $    375,602
 8/31/2005                        $    432,348                              $    370,757
 9/30/2005                        $    437,147                              $    372,462

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Growth Index for the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. Performance is shown for Class I shares only. Class II-IV shares are new and have no prior performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. It is a large-cap, market-oriented index and is highly correlated with the S&P 500 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.0%

AEROSPACE/DEFENSE -- 4.0%
   Boeing Co.                                                                           1,500   $       101,925
   Lockheed Martin Corp.                                                                3,000           183,120
   Raytheon Co.                                                                         3,000           114,060
                                                                                                ---------------
                                                                                                        399,105
                                                                                                ---------------
AGRICULTURAL OPERATIONS -- 3.2%
   Archer-Daniels-Midland Co.                                                           7,200           177,552
   Monsanto Co.                                                                         2,200           138,050
                                                                                                ---------------
                                                                                                        315,602
                                                                                                ---------------
APPAREL MANUFACTURERS -- 1.0%
   VF Corp.                                                                             1,800           104,346
                                                                                                ---------------
APPLICATIONS SOFTWARE -- 1.1%
   Microsoft Corp.                                                                      4,300           110,639
                                                                                                ---------------
BEVERAGES-NON-ALCOHOLIC -- 1.1%
   Coca-Cola Enterprises                                                                5,600           109,200
                                                                                                ---------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.3%
   KB Home                                                                              1,800           131,760
                                                                                                ---------------
CHEMICALS-DIVERSIFIED -- 0.7%
   PPG Industries, Inc.                                                                 1,100            65,109
                                                                                                ---------------
CHEMICALS-SPECIALTY -- 1.1%
   Eastman Chemical Co.                                                                 2,300           108,031
                                                                                                ---------------
COMPUTER AIDED DESIGN -- 1.6%
   Autodesk, Inc.                                                                       3,400           157,896
                                                                                                ---------------
COMPUTER SERVICES -- 2.1%
   Computer Sciences Corp.*                                                             2,700           127,737
   Electronic Data Systems Corp.                                                        3,800            85,272
                                                                                                ---------------
                                                                                                        213,009
                                                                                                ---------------
COMPUTERS -- 6.7%
   Apple Computer, Inc.*                                                                2,500           134,025
   Dell, Inc.*                                                                          7,600           259,920
   International Business Machines Corp.                                                3,400           272,748
                                                                                                ---------------
                                                                                                        666,693
                                                                                                ---------------
COMPUTERS-MEMORY DEVICES -- 0.8%
   EMC Corp.*                                                                           6,000            77,640
                                                                                                ---------------
COSMETICS & TOILETRIES -- 0.6%
   The Gillette Co.                                                                     1,000            58,200
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.8%
   General Electric Co.                                                                 8,300           279,461
                                                                                                ---------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 1.2%
   Cendant Corp.                                                                        5,800           119,712
                                                                                                ---------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.5%
   Emerson Electric Co.                                                                 2,100           150,780
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 2.2%
   TXU Corp.                                                                            1,900           214,472
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 8.5%
   Broadcom Corp. Cl. A*                                                                1,200            56,292
   Intel Corp.                                                                         16,700           411,655
   LSI Logic Corp.*                                                                    11,100           109,335
   National Semiconductor Corp.                                                         4,700           123,610
   Nvidia Corp.*                                                                        2,500            85,700
   Texas Instuments, Inc.                                                               1,800            61,020
                                                                                                ---------------
                                                                                                        847,612
                                                                                                ---------------
ENTERPRISE SOFTWARE/SERVICES -- 1.9%
   Oracle Corp.*                                                                       15,600           193,284
                                                                                                ---------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.6%
   Kraft Foods, Inc. Cl. A                                                              1,900            58,121
                                                                                                ---------------
FOOD-RETAIL -- 0.5%
   Whole Foods Market, Inc.                                                               400            53,780
                                                                                                ---------------
HEALTH CARE COST CONTAINMENT -- 1.6%
   McKesson Corp.                                                                       3,400   $       161,330
                                                                                                ---------------
HOME DECORATION PRODUCTS -- 1.0%
   Newell Rubbermaid, Inc.                                                              4,500           101,925
                                                                                                ---------------
INTERNET SECURITY -- 1.2%
   CheckFree Corp.*                                                                     1,900            71,858
   VeriSign, Inc.*                                                                      2,400            51,288
                                                                                                ---------------
                                                                                                        123,146
                                                                                                ---------------
MEDICAL INSTRUMENTS -- 0.6%
   Guidant Corp.                                                                          900            62,001
                                                                                                ---------------
MEDICAL LABS & TESTING SERVICES -- 0.7%
   Covance, Inc.*                                                                       1,500            71,985
                                                                                                ---------------
MEDICAL PRODUCTS -- 3.9%
   Becton Dickinson & Co.                                                               2,300           120,589
   Johnson & Johnson                                                                    4,200           265,776
                                                                                                ---------------
                                                                                                        386,365
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 2.6%
   Amgen, Inc.*                                                                         3,300           262,911
                                                                                                ---------------
MEDICAL-DRUGS -- 2.1%
   Abbott Laboratories                                                                  2,300            97,520
   Kos Pharmaceuticals, Inc.*                                                           1,700           113,781
                                                                                                ---------------
                                                                                                        211,301
                                                                                                ---------------
MEDICAL-HMO -- 7.6%
   Aetna, Inc.                                                                          2,200           189,508
   Humana, Inc.*                                                                        3,300           158,004
   UnitedHealth Group, Inc.                                                             5,300           297,860
   Wellpoint, Inc.*                                                                     1,500           113,730
                                                                                                ---------------
                                                                                                        759,102
                                                                                                ---------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.8%
   Cardinal Health, Inc.                                                                1,200            76,128
                                                                                                ---------------
MULTI-LINE INSURANCE -- 1.3%
   Ace, Ltd.                                                                            2,700           127,089
                                                                                                ---------------
MULTIMEDIA -- 3.0%
   Viacom, Inc. Cl. B                                                                   4,100           135,341
   Walt Disney Co.                                                                      6,700           161,671
                                                                                                ---------------
                                                                                                        297,012
                                                                                                ---------------
NETWORKING PRODUCTS -- 1.2%
   Cisco Systems, Inc.*                                                                 6,700           120,131
                                                                                                ---------------
OIL & GAS DRILLING -- 5.9%
   Diamond Offshore Drilling                                                            3,600           220,500
   Helmerich & Payne                                                                    1,600            96,624
   Pride International, Inc.*                                                           5,100           145,401
   Transocean Sedco Forex, Inc.*                                                        2,000           122,620
                                                                                                ---------------
                                                                                                        585,145
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.4%
   Devon Energy Corp.                                                                   2,000           137,280
                                                                                                ---------------
OIL COMPANIES-INTEGRATED -- 1.3%
   ConocoPhillips                                                                       1,800           125,838
                                                                                                ---------------
OPTICAL SUPPLIES -- 0.5%
   Alcon, Inc.                                                                            400            51,152
                                                                                                ---------------
PAPER & RELATED PRODUCTS -- 1.1%
   Georgia-Pacific Corp.                                                                3,100           105,586
                                                                                                ---------------
PROPERTY/CASUALTY INSURANCE -- 0.9%
   Chubb Corp.                                                                          1,000            89,550
                                                                                                ---------------
RADIO -- 0.4%
   Sirius Satellite Radio, Inc.*                                                        6,700            43,885
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 1.8%
   American Eagle Outfitters, Inc.                                                      2,900            68,237
   Gap, Inc.                                                                            6,600           115,038
                                                                                                ---------------
                                                                                                        183,275
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

RETAIL-AUTO PARTS -- 1.2%
   Advanced Auto Parts, Inc.*                                                           3,000   $       116,040
                                                                                                ---------------
RETAIL-DISCOUNT -- 1.4%
   Target Corp.                                                                         2,700           140,211
                                                                                                ---------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.0%
   Federated Department Stores, Inc.                                                    1,500           100,305
                                                                                                ---------------
RETAIL-RESTAURANTS -- 0.8%
   Darden Restaurants, Inc.                                                             2,700            81,999
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 1.9%
   Corning, Inc.*                                                                       9,600           185,568
                                                                                                ---------------
TELEPHONE-INTEGRATED -- 1.0%
   Verizon Communications, Inc.                                                         3,100           101,339
                                                                                                ---------------
TRANSPORT-RAIL -- 3.2%
   Burlington Northern Santa Fe Corp.                                                   2,600           155,480
   CSX Corp.                                                                            3,400           158,032
                                                                                                ---------------
                                                                                                        313,512
                                                                                                ---------------
TRANSPORT-SERVICES -- 1.0%
   Laidlaw International Inc.                                                           4,000            96,680
                                                                                                ---------------
TRANSPORT-TRUCK -- 1.5%
   CNF, Inc.                                                                            2,800           147,000
                                                                                                ---------------
WIRELESS EQUIPMENT -- 0.6%
   Motorola, Inc.                                                                       2,500            55,225
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $8,754,393)                                                                                 9,854,468
                                                                                                ---------------

                                                                                PRINCIPAL
                                                                                  AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.5%

TIME DEPOSIT -- 0.5%
   Brown Brothers Harriman & Co.
    3.310%, 10/01/05
    (Cost: $53,094)                                                           $        53,094   $        53,094
                                                                                                ---------------
TOTAL INVESTMENTS -- 99.5%
   (Cost: $8,807,487)                                                                                 9,907,562
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.5%                                                                                   51,110
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $     9,958,672
                                                                                                ===============

----------
*    Non-income producing securities.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                                                PERCENT OF
INDUSTRY                                                                        NET ASSETS
--------                                                                      --------------
Basic Materials                                                                    2.8%
Communications                                                                     9.3
Consumer, Cyclical                                                                 9.6
Consumer, Non-cyclical                                                            27.7
Energy                                                                             8.5
Financial                                                                          2.2
Industrial                                                                        13.9%
Technology                                                                        22.8
Utilities                                                                          2.2
Short Term Investments                                                             0.5
Other assets in excess of liabilities                                              0.5
                                                                                 -----
NET ASSETS                                                                       100.0%
                                                                                 =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. SYSTEMATIC SMID GROWTH FUND

   MANAGEMENT TEAM: STACEY R. NUTT, PH.D., Lead Portfolio Manager; TODD N. WOLTER, CFA, Portfolio Manager; CARMA WALLACE, CFA, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Systematic SMID Growth Fund seeks to maximize long-term capital appreciation through investments primarily in stocks of U.S. companies with small-mid (SMID) market capitalizations. Generally, small to mid companies are those within the capitalization range of the Russell 2500 Growth Index, as measured at time of purchase.

   MARKET OVERVIEW: From April 1 through September 30, 2005, the U.S. stock market advanced, surmounting multiple headwinds. Gains were widespread, with stocks in all major styles and capitalization ranges turning in positive results. On a comparative basis, growth stocks outperformed value stocks, and small- and mid-cap shares surpassed large caps.

   The period got off to a slow start, with equity prices falling in April amid ongoing troubles in the auto industry and evidence that the rate of economic expansion was slowing. The market picked up steam later in the spring, delivering solid gains from May through July. Investors were particularly enthusiastic about second-quarter corporate earnings reports, which came in better than expected. As the period wound down, equities languished as the market digested the impact that the Gulf hurricanes would have on the economy and corporate profits.

   Within the Russell 2500 Growth Index, energy stocks were the best performers. Telecommunication services names also outperformed, led by strength in wireless providers. The only sector to generate a loss was consumer discretionary. These stocks came under pressure on fears that high energy prices would depress consumer spending.

   PERFORMANCE: The Fund's Class I shares rose 13.19% from April 1 through September 30, 2005, outperforming the Russell 2500 Growth Index, which gained 10.07%.

   PORTFOLIO SPECIFICS: Favorable stock selection across the majority of sectors drove outperformance versus the benchmark. Issue selection was especially strong among industrials and information technology companies. Top-performing positions included USG Corporation, a building products company, and LSI Logic, a semiconductor manufacturer. Several health care companies also turned in impressive results, driving relative strength in the sector. Notable performers were Kendle International, a clinical research services firm, and Hologic, a supplier of diagnostic and medical imaging systems.

   In consumer staples, positive stock selection was led by the Fund's position in 7-Eleven, the convenience store operator. The company reported strong improvement in same-store-sales and guided earnings expectations higher for 2005. In addition, 7-Eleven Japan, a majority shareholder, announced it wanted to pay a premium for the remaining shares of the company it didn't already own.

   While the Fund outperformed the index, there were pockets of weakness. For example, stock selection in the utilities sector was negative, as was an overweight in materials, a group which lagged.

   The Fund remained well-diversified during the period. As of September 30, 2005, the largest overweight versus the index was in energy (+4.2%). The largest underweight was in industrials (-2.6%).

   MARKET OUTLOOK: Our process evaluates investment opportunities on a relative basis and is required to remain fully invested. As such, the process neither utilizes nor results in a forecast or outlook on the overall market, but expects to perform equally well versus the Russell 2500 Growth Index in both up and down markets.

   Through consistent application of this approach, we believe we will continue to identify companies with excellent growth potential for the Fund.

U.S. SYSTEMATIC SMID GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. SYSTEMATIC SMID GROWTH FUND CLASS I SHARES WITH THE RUSSELL 2500 GROWTH INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                          SINCE
          1 YEAR                        INCEPTION
          27.50%                          12.72%

                          U.S. SYSTEMATIC SMID
                       GROWTH FUND CLASS I SHARES       RUSSELL 2500 GROWTH INDEX
 2/26/2004                     $  250,000                       $  250,000
 2/29/2004                     $  250,000                       $  252,325
 3/31/2004                     $  247,250                       $  253,208
 4/30/2004                     $  231,995                       $  242,472
 5/31/2004                     $  238,491                       $  247,516
 6/30/2004                     $  246,241                       $  253,555
 7/31/2004                     $  229,990                       $  233,702
 8/30/2004                     $  223,481                       $  229,004
 9/30/2004                     $  237,225                       $  239,332
10/31/2004                     $  240,214                       $  246,129
11/30/2004                     $  259,215                       $  262,448
12/31/2004                     $  269,713                       $  275,019
 1/31/2005                     $  263,213                       $  265,311
 2/28/2005                     $  272,452                       $  270,590
 3/31/2005                     $  267,193                       $  263,122
 4/30/2005                     $  251,696                       $  248,914
 5/31/2005                     $  267,201                       $  265,491
 6/30/2005                     $  277,194                       $  272,500
 7/31/2005                     $  298,926                       $  290,185
 8/31/2005                     $  299,434                       $  286,848
 9/30/2005                     $  302,429                       $  289,631

   The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2500 Growth Index for the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. Performance is shown for the Class I shares only. Class IV shares are new and have no prior performance. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment.

In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 22% of the total market capitalization of the Russell 3000 Index. The Russell 2500 Growth Index is an unmanaged index comprised of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. SYSTEMATIC SMID GROWTH FUND

                                                                                   NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.4%

AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
   BE Aerospace*                                                                        2,900   $        48,053
                                                                                                ---------------
AIRLINES -- 0.4%
   AMR Corp.*##                                                                         2,700            30,186
                                                                                                ---------------
APPLICATIONS SOFTWARE -- 2.4%
   Compuware Corp.*                                                                     6,600            62,700
   Mercury Interactive Corp.*                                                             600            23,760
   Progress Software Corp.*                                                             1,400            44,478
   SS&C Technologies, Inc.                                                              1,400            51,296
                                                                                                ---------------
                                                                                                        182,234
                                                                                                ---------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.8%
   TRW Automotive Holdings Corp.*                                                       2,000            58,680
                                                                                                ---------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.7%
   USG Corp.*##                                                                           800            54,976
                                                                                                ---------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.8%
   Martin Marietta Materials, Inc.                                                        800            62,768
                                                                                                ---------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 3.7%
   Beazer Homes USA, Inc.                                                                 800            46,936
   KB Home                                                                                500            36,600
   Meritage Homes Corp.*                                                                1,200            91,992
   Standard-Pacific Corp.                                                               2,600           107,926
                                                                                                ---------------
                                                                                                        283,454
                                                                                                ---------------
CABLE TV -- 1.4%
   Cablevision Systems Cl. A*                                                           3,600           110,412
                                                                                                ---------------
CHEMICALS-SPECIALTY -- 1.4%
   Chemtura Corp.                                                                       5,400            67,068
   Eastman Chemical Co.                                                                   800            37,576
                                                                                                ---------------
                                                                                                        104,644
                                                                                                ---------------
COAL -- 0.8%
   Alliance Resource Partners LP                                                        1,400            64,316
                                                                                                ---------------
COMMERCIAL BANKS-SOUTHERN US -- 0.5%
   Hancock Holding Co.                                                                  1,200            40,968
                                                                                                ---------------
COMMERCIAL SERVICES -- 0.6%
   Quanta Services, Inc.*                                                               3,800            48,488
                                                                                                ---------------
COMPUTER SERVICES -- 0.9%
   Sykes Enterprises, Inc.*                                                             5,700            67,830
                                                                                                ---------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.5%
   McData Corp. Cl. A*                                                                  6,800            35,632
                                                                                                ---------------
COMPUTERS-MEMORY DEVICES -- 1.2%
   Maxtor Corp.*                                                                       12,400            54,560
   Western Digital Corp.*                                                               2,800            36,204
                                                                                                ---------------
                                                                                                         90,764
                                                                                                ---------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.9%
   CNS, Inc.                                                                            3,000            78,210
   Tupperware Corp.                                                                     2,900            66,062
                                                                                                ---------------
                                                                                                        144,272
                                                                                                ---------------
DATA PROCESSING/MANAGEMENT -- 2.0%
   Reynolds & Reynolds Co. Cl. A                                                        2,000            54,820
   The Dun & Bradstreet Corp.*                                                          1,500            98,805
                                                                                                ---------------
                                                                                                        153,625
                                                                                                ---------------
DIAGNOSTIC KITS -- 0.7%
   OraSure Technologies, Inc.*                                                          5,900            55,637
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.7%
   Teleflex, Inc.                                                                         800            56,400
                                                                                                ---------------
E-COMMERCE/SERVICES -- 0.5%
   WebMD Corp.*                                                                         3,200            35,456
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 1.4%
   IDACORP, Inc.                                                                        1,800   $        54,234
   PNM Resources, Inc.                                                                  1,900            54,473
                                                                                                ---------------
                                                                                                        108,707
                                                                                                ---------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.5%
   NAM Tai Electronics, Inc.                                                            2,400            61,032
   Sanmina Corp.*                                                                       6,600            28,314
   Solectron Corp.*                                                                     5,800            22,678
                                                                                                ---------------
                                                                                                        112,024
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
   Kopin Corp.*                                                                         5,800            40,310
   LSI Logic Corp.*                                                                     3,600            35,460
   PMC - Sierra, Inc.*                                                                  4,600            40,526
                                                                                                ---------------
                                                                                                        116,296
                                                                                                ---------------
ELECTRONIC CONNECTORS -- 0.9%
   Thomas & Betts Corp.*                                                                1,900            65,379
                                                                                                ---------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.8%
   Itron, Inc.*                                                                         1,300            59,358
                                                                                                ---------------
ELECTRONIC PARTS DISTRIBUTION -- 0.8%
   Avnet, Inc.*                                                                         2,600            63,570
                                                                                                ---------------
ENGINEERING/R & D SERVICES -- 1.1%
   EMCOR Group, Inc.*                                                                   1,400            83,020
                                                                                                ---------------
ENTERPRISE SOFTWARE/SERVICES -- 0.6%
   Mantech International Corp. Cl. A*                                                   1,800            47,538
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 1.5%
   Investment Technology Group, Inc.*                                                   3,900           115,440
                                                                                                ---------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.5%
   CharterMac                                                                           1,800            36,900
                                                                                                ---------------
FINANCE-OTHER SERVICES -- 0.9%
   Nasdaq Stock Market, Inc.*                                                           2,800            70,980
                                                                                                ---------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.7%
   Seaboard Corp.                                                                          40            54,920
                                                                                                ---------------
FOOD-RETAIL -- 0.3%
   Weis Markets, Inc.                                                                     600            24,006
                                                                                                ---------------
GAS-DISTRIBUTION -- 0.6%
   Piedmont Natural Gas Co.##                                                           1,800            45,306
                                                                                                ---------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.9%
   Unova, Inc.*                                                                         2,000            69,960
                                                                                                ---------------
INSTRUMENTS-SCIENTIFIC -- 1.1%
   PerkinElmer, Inc.                                                                    4,100            83,517
                                                                                                ---------------
INTERNET APPLICATIONS SOFTWARE -- 0.4%
   Realnetworks, Inc.*                                                                  5,700            32,547
                                                                                                ---------------
INTERNET SECURITY -- 3.0%
   CheckFree Corp.*                                                                     1,800            68,076
   Entrust, Inc.*                                                                       3,700            20,720
   Internet Security Systems, Inc.*                                                       900            21,609
   McAfee, Inc.*                                                                        3,800           119,396
                                                                                                ---------------
                                                                                                        229,801
                                                                                                ---------------
LASERS-SYSTEMS/COMPONENTS -- 2.1%
   Cymer, Inc.*                                                                         3,100            97,092
                                                                                                ---------------
   Electronics for Imaging, Inc.*                                                       2,700            61,938
                                                                                                ---------------
                                                                                                        159,030
                                                                                                ---------------
MACHINERY-CONSTRUCTION & MINING -- 0.5%
   Joy Global, Inc.                                                                       700            35,322
                                                                                                ---------------
MEDICAL INFORMATION SYSTEMS -- 0.4%
   Per-SE Technologies, Inc.*                                                           1,400            28,924
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                   NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

MEDICAL INSTRUMENTS -- 2.0%
   Advanced Neuromodulation Systems, Inc.*                                                700   $        33,222
   Natus Medical, Inc.*                                                                 4,600            55,982
   Thoratec Corp.*                                                                      3,400            60,384
                                                                                                ---------------
                                                                                                        149,588
                                                                                                ---------------
MEDICAL LASER SYSTEMS -- 1.2%
   Cutera, Inc.*                                                                        1,500            38,910
   LCA-Vision, Inc.                                                                     1,450            53,824
                                                                                                ---------------
                                                                                                         92,734
                                                                                                ---------------
MEDICAL PRODUCTS -- 1.7%
   Haemonetics Corp.*                                                                   1,600            76,048
   Lifecore Biomedical, Inc.*                                                           1,400            16,926
   Orthofix International NV*                                                             800            34,880
                                                                                                ---------------
                                                                                                        127,854
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 0.4%
   Invitrogen Corp.*                                                                      400            30,092
                                                                                                ---------------
MEDICAL-GENERIC DRUGS -- 0.8%
   Mylan Laboratories, Inc.                                                             3,200            61,632
                                                                                                ---------------
MEDICAL-HMO -- 2.5%
   Coventry Health Care, Inc.*                                                          1,050            90,321
   Magellan Health Services, Inc.*                                                      1,500            52,725
   Sierra Health Services, Inc.*                                                          700            48,209
                                                                                                ---------------
                                                                                                        191,255
                                                                                                ---------------
MEDICAL-HOSPITALS -- 0.4%
   LifePoint Hospitals, Inc.*                                                             700            30,611
                                                                                                ---------------
MEDICAL-NURSING HOMES -- 1.3%
   Genesis Healthcare Corp.*                                                            2,500           100,800
                                                                                                ---------------
MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 0.5%
   Odyssey Healthcare, Inc.*                                                            2,100            35,637
                                                                                                ---------------
METAL PROCESSORS & FABRICATION -- 2.0%
   Precision CastParts Corp.                                                            1,400            74,340
   Quanex Corp.                                                                         1,200            79,464
                                                                                                ---------------
                                                                                                        153,804
                                                                                                ---------------
MULTIMEDIA -- 0.4%
   Media General, Inc. Cl. A                                                              500            29,005
                                                                                                ---------------
NETWORKING PRODUCTS -- 1.0%
   Emulex Corp.*                                                                        3,700            74,777
                                                                                                ---------------
OIL & GAS DRILLING -- 4.1%
   Helmerich & Payne                                                                    1,200            72,468
   Pride International, Inc.*                                                           4,400           125,444
   Todco Cl. A                                                                          2,700           112,617
                                                                                                ---------------
                                                                                                        310,529
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.7%
   Berry Petroleum Co. Cl. A                                                              700            46,683
   Callon Petroleum Co.*                                                                2,600            54,418
   Houston Exploration Co.*                                                             1,200            80,700
   Spinnaker Exploration Co.*                                                             800            51,752
   Swift Energy Co.*                                                                    1,200            54,900
   Unit Corp.*                                                                          1,200            66,336
                                                                                                ---------------
                                                                                                        354,789
                                                                                                ---------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.8%
   Grant Prideco, Inc.*                                                                 1,900            77,235
   Universal Compression Holdings, Inc.*                                                1,500            59,655
                                                                                                ---------------
                                                                                                        136,890
                                                                                                ---------------
OIL REFINING & MARKETING -- 0.5%
   Giant Industries, Inc.*                                                                700            40,978
                                                                                                ---------------
OIL-FIELD SERVICES -- 0.5%
   Global Industries, Ltd.*                                                             2,500            36,850
                                                                                                ---------------
OPTICAL SUPPLIES -- 0.7%
   Oakley, Inc.                                                                         3,000            52,020
                                                                                                ---------------
PAPER & RELATED PRODUCTS -- 0.8%
   Temple-Inland, Inc.                                                                  1,400            57,190
                                                                                                ---------------
POULTRY -- 0.6%
   Pilgrim's Pride Corp.                                                                1,200            43,680
                                                                                                ---------------
PROPERTY/CASUALTY INSURANCE - 2.5%
   Berkley Corp.                                                                        3,050           120,414
   Zenith National Insurance CP                                                         1,100            68,959
                                                                                                ---------------
                                                                                                        189,373
                                                                                                ---------------
RACETRACKS -- 0.5%
   Penn National Gaming, Inc.*                                                          1,300            40,443
                                                                                                ---------------
RADIO -- 0.5%
   Entercom Communications Corp. Cl. A*                                                 1,200            37,908
                                                                                                ---------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.5%
   Jones Lang LaSalle, Inc.                                                               800            36,848
                                                                                                ---------------
REINSURANCE -- 0.5%
   Aspen Insurance Holdings Ltd.                                                        1,300            38,415
                                                                                                ---------------
RESEARCH & DEVELOPMENT -- 2.3%
   Albany Molecular Research*                                                           3,500            42,630
   Kendle International, Inc.*                                                          3,300            92,862
   Pharmaceutical Product
    Development, Inc.*                                                                    700            40,257
                                                                                                ---------------
                                                                                                        175,749
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 2.4%
   Charming Shoppes, Inc.*                                                              1,700            18,139
   Men's Wearhouse, Inc.*                                                               1,200            32,040
   Payless Shoesource, Inc.*                                                            3,700            64,380
   Shoe Carnival, Inc.*                                                                 2,300            36,593
   Stein Mart, Inc.                                                                     1,600            32,480
                                                                                                ---------------
                                                                                                        183,632
                                                                                                ---------------
RETAIL-BEDDING -- 0.7%
   Select Comfort Corp.*                                                                2,600            51,948
                                                                                                ---------------
RETAIL-DRUG STORE -- 0.7%
   Longs Drug Stores Corp.                                                              1,300            55,757
                                                                                                ---------------
RETAIL-PAWN SHOPS -- 0.3%
   Ezcorp, Inc. Cl. A*                                                                  1,300            20,878
                                                                                                ---------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.8%
   Dillards, Inc. Cl. A                                                                 2,800            58,464
                                                                                                ---------------
RETAIL-RESTAURANTS -- 1.5%
   Brinker International, Inc.*                                                           700            26,292
   Denny's Corp.*                                                                       9,500            39,425
   Famous Dave's of America, Inc.*                                                      3,900            46,488
                                                                                                ---------------
                                                                                                        112,205
                                                                                                ---------------
RETIREMENT/AGED CARE -- 0.6%
   American Retirement Corp.*                                                           2,400            45,192
                                                                                                ---------------
SAVINGS & LOANS/THRIFTS-EASTERN US -- 0.3%
   Berkshire Hills Bancorp, Inc.                                                          700            23,800
                                                                                                ---------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
   Integrated Device Technology, Inc.*                                                  6,400            68,736
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 1.4%
   Axcelis Technologies, Inc.*                                                         10,700            55,854
   Kulicke & Soffa Industries, Inc.*                                                    7,100            51,475
                                                                                                ---------------
                                                                                                        107,329
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT -- 1.8%
   Harris Corp.                                                                         1,800            75,240
   Nice Systems, Ltd. - ADR*                                                            1,300            58,734
                                                                                                ---------------
                                                                                                        133,974
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                   NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

TRANSPORT-SERVICES -- 1.0%
   Laidlaw International, Inc.                                                          3,200   $        77,344
                                                                                                ---------------
TRANSPORT-TRUCK - 1.7%
   CNF, Inc.                                                                            1,500            78,750
   Yellow Roadway Corp.*                                                                1,200            49,704
                                                                                                ---------------
                                                                                                        128,454
                                                                                                ---------------
TRUCKING & LEASING -- 1.1%
   Gatx Corp.                                                                           2,100            83,055
                                                                                                ---------------
WEB PORTALS/ISP -- 0.6%
   Trizetto Group, Inc.*                                                                3,500            49,420
                                                                                                ---------------
WIRELESS EQUIPMENT -- 1.8%
   Crown Castle International Corp.*                                                    5,500           135,465
                                                                                                ---------------
X-RAY EQUIPMENT -- 1.1%
   Hologic, Inc.*                                                                       1,400            80,850
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $6,453,007)                                                                                 7,417,294
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.6%

MONEY MARKET FUNDS -- 1.5%
   Boston Global Investment Trust -
    Enhanced Sleeve, 3.730%**                                                 $       116,125   $       116,125
                                                                                                ---------------
TIME DEPOSIT -- 2.1%
   Wells Fargo Bank - Grand Cayman
    3.310%, 10/01/05                                                                  157,863           157,863
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $273,988)                                                                                     273,988
                                                                                                ---------------
TOTAL INVESTMENTS -- 101.0%
   (Cost: $6,726,995)                                                                                 7,691,282
                                                                                                ---------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (1.0%)                                                                               (79,723)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $     7,611,559
                                                                                                ===============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.
ADR -- American Depository Receipt
LP -- Limited Partnership

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
--------                                         ----------
Basic Materials                                       2.1%
Communications                                       11.4
Consumer, Cyclical                                   11.8
Consumer, Non-cyclical                               20.3
Energy                                               12.4
Financial                                             7.3
Industrial                                           18.3%
Technology                                           11.8
Utilities                                             2.0
Short Term Investments                                3.6
Liabilities in excess of other assets                (1.0)
                                                    -----
NET ASSETS                                          100.0%
                                                    =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. CONVERTIBLE FUND

   MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; JUSTIN KASS, CFA, Portfolio Manager; WILLIAM L. STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; ELIZABETH LEMESEVSKI, Investment Analyst; NICOLE D. LARRABEE, Fixed Income Trading Assistant

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Convertible Fund seeks to maximize total return consisting of capital appreciation and current income by investing primarily in convertible securities of U.S. companies across all market capitalizations.

   MARKET OVERVIEW: The Merrill Lynch All Convertible Index gained 5.48% during the six months ended September 30, 2005. This compared favorably to the S&P 500 Index, which rose 5.01%.

   Despite high energy prices, rising interest rates and two devastating hurricanes, several positive factors helped send convertible security prices higher. The equity markets posted gains amid continued strong corporate earnings. The economy continued to expand at a steady pace, with GDP rising at a 3.3% annual clip in the second quarter. Furthermore, core inflation, which excludes volatile food and energy prices, remained under control.

   Speculative-grade securities outperformed their investment-grade counterparts and larger-cap convertibles outpaced small caps, continuing a trend that started last year. Energy was the best-performing sector followed by utilities, which benefited from better-than-expected earnings and favorably regulatory results. Issuers in the transportation sector were, by far, the worst performers due to bankruptcy filings in the airline industry. Consumer discretionary convertibles also lagged on worries that higher energy prices would cut into discretionary spending. Lastly, redemptions outpaced new issuance, as the solid equity returns of the past two years and low interest rates continued to drive calls, redemptions and tenders.

   PERFORMANCE: The Fund's Class I shares increased 8.10% during the six months ended September 30, 2005, outperforming the Merrill Lynch All Convertible Index, which rose 5.48%.

   PORTFOLIO SPECIFICS: Superior security selection and portfolio construction were the key contributors to the Fund's strong absolute and relative performance. Avoiding companies that lowered revenue and earnings guidance helped the portfolio, as did a lack of exposure to the troubled airline industry. In addition, holdings in diverse industries contributed to performance. Chesapeake Energy, an oil and gas producer, gained on high energy prices. Crown Castle, an operator of wireless communications sites and broadcast transmission networks, moved higher on better-than-expected earnings and positive earnings revisions. WellPoint, a health benefits provider, advanced as profits exceeded estimates due to better cost controls and solid revenue growth.

   While the Fund outperformed its benchmark, select issuers hurt results. For example, lodging and leisure companies with exposure to the Gulf Coast were weak since sales and travel to the region will be negatively impacted over the next few quarters.

   As of September 30, 2005, the Fund's conversion premium was 16%, compared to the market's premium of 34%. The Fund continues to be well-positioned to participate in the upside of an improving economic environment, while not sacrificing downside protection.

   MARKET OUTLOOK: We believe convertible securities remain a compelling asset class, despite the headwinds of rising interest rates and energy prices. Our positive outlook is based on the health of the economy, continued strength in corporate profits and low default rates in the market.

   We continue to build the Fund one security at a time by finding companies that are opportunistically capitalizing on change. We are also maintaining our discipline of identifying the best convertibles with the optimal risk/reward profile: 70-80% of the upside and 40-50% of the downside.

U.S. CONVERTIBLE FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. CONVERTIBLE FUND CLASS I SHARES WITH THE MERRILL LYNCH ALL CONVERTIBLES, ALL QUALITIES INDEX, AND CSFB CONVERTIBLE INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

            1 YEAR                5 YEARS             10 YEARS
            14.35%                - 1.24%              11.82%

                            U.S. CONVERTIBLE FUND         MERRILL LYNCH ALL CONVERTIBLES,
                               CLASS I SHARES                   ALL QUALITIES INDEX               CSFB CONVERTIBLE
 4/19/1993                        $    250,000                      $   250,000                      $  250,000
 4/30/1993                        $    255,000                      $   248,560                      $  249,950
 5/31/1993                        $    265,200                      $   254,242                      $  254,324
 6/30/1993                        $    273,686                      $   255,910                      $  256,740
 7/31/1993                        $    276,286                      $   256,862                      $  259,385
 8/31/1993                        $    292,366                      $   264,098                      $  266,492
 9/30/1993                        $    297,658                      $   266,712                      $  269,503
10/31/1993                        $    305,367                      $   273,263                      $  275,863
11/30/1993                        $    298,466                      $   269,481                      $  271,698
12/31/1993                        $    307,599                      $   273,588                      $  276,181
 1/31/1994                        $    318,058                      $   280,728                      $  284,107
 2/28/1994                        $    314,495                      $   277,174                      $  279,590
 3/31/1994                        $    300,437                      $   265,724                      $  268,183
 4/30/1994                        $    297,974                      $   260,511                      $  263,302
 5/31/1994                        $    295,054                      $   260,430                      $  263,881
 6/30/1994                        $    286,733                      $   257,487                      $  260,899
 7/31/1994                        $    290,575                      $   262,057                      $  268,257
 8/31/1994                        $    296,242                      $   268,834                      $  273,541
 9/30/1994                        $    292,805                      $   265,401                      $  268,700
10/31/1994                        $    292,337                      $   266,335                      $  271,010
11/30/1994                        $    283,625                      $   258,202                      $  261,173
12/31/1994                        $    284,249                      $   257,169                      $  263,158
 1/31/1995                        $    282,288                      $   259,015                      $  262,815
 2/28/1995                        $    285,986                      $   267,112                      $  271,410
 3/31/1995                        $    294,394                      $   274,364                      $  278,575
 4/30/1995                        $    297,868                      $   280,087                      $  284,898
 5/31/1995                        $    303,587                      $   287,821                      $  293,303
 6/30/1995                        $    315,214                      $   297,644                      $  303,979
 7/31/1995                        $    330,029                      $   307,710                      $  314,770
 8/31/1995                        $    335,309                      $   312,218                      $  318,075
 9/30/1995                        $    343,089                      $   316,280                      $  322,815
10/31/1995                        $    337,496                      $   307,681                      $  312,904
11/30/1995                        $    344,584                      $   319,483                      $  323,793
12/31/1995                        $    347,547                      $   320,665                      $  325,574
 1/31/1996                        $    357,278                      $   330,551                      $  332,769
 2/29/1996                        $    367,247                      $   338,015                      $  341,721
 3/31/1996                        $    372,976                      $   341,544                      $  344,591
 4/30/1996                        $    383,046                      $   347,893                      $  352,620
 5/31/1996                        $    394,920                      $   355,582                      $  360,484
 6/30/1996                        $    386,153                      $   350,316                      $  351,940
 7/31/1996                        $    365,339                      $   335,392                      $  338,215
 8/31/1996                        $    387,735                      $   348,328                      $  350,796
 9/30/1996                        $    406,075                      $   357,918                      $  359,952
10/31/1996                        $    406,603                      $   362,234                      $  362,184
11/30/1996                        $    417,256                      $   374,474                      $  373,484
12/31/1996                        $    420,594                      $   371,722                      $  370,645
 1/31/1997                        $    436,702                      $   382,554                      $  382,432
 2/28/1997                        $    430,763                      $   381,127                      $  380,443
 3/31/1997                        $    426,585                      $   372,948                      $  372,568
 4/30/1997                        $    431,448                      $   376,338                      $  376,331
 5/31/1997                        $    453,667                      $   395,430                      $  393,755
 6/30/1997                        $    471,723                      $   407,834                      $  405,213
 7/31/1997                        $    500,687                      $   431,117                      $  427,419
 8/31/1997                        $    494,378                      $   428,781                      $  427,718
 9/30/1997                        $    518,554                      $   448,603                      $  445,768
10/31/1997                        $    508,183                      $   439,963                      $  433,554
11/30/1997                        $    509,656                      $   440,148                      $  430,953
12/31/1997                        $    518,626                      $   444,453                      $  433,366
 1/31/1998                        $    513,544                      $   445,822                      $  433,236
 2/28/1998                        $    537,783                      $   465,562                      $  452,602
 3/31/1998                        $    562,198                      $   482,677                      $  468,941
 4/30/1998                        $    568,832                      $   485,708                      $  473,114
 5/31/1998                        $    555,863                      $   474,978                      $  459,489
 6/30/1998                        $    577,597                      $   478,987                      $  461,878
 7/31/1998                        $    581,756                      $   471,381                      $  451,347
 8/31/1998                        $    497,692                      $   417,219                      $  395,967
 9/30/1998                        $    525,712                      $   425,547                      $  402,461
10/31/1998                        $    537,173                      $   436,539                      $  416,909
11/30/1998                        $    571,176                      $   457,392                      $  436,796
12/31/1998                        $    630,407                      $   484,154                      $  461,737
 1/31/1999                        $    667,790                      $   508,038                      $  476,743
 2/28/1999                        $    634,801                      $   490,287                      $  460,200
 3/31/1999                        $    674,349                      $   510,575                      $  479,712
 4/30/1999                        $    695,658                      $   531,299                      $  499,141
 5/31/1999                        $    684,389                      $   528,616                      $  494,549
 6/30/1999                        $    717,103                      $   548,101                      $  515,913
 7/31/1999                        $    695,733                      $   544,599                      $  509,103
 8/31/1999                        $    701,090                      $   537,737                      $  510,630
 9/30/1999                        $    704,245                      $   541,275                      $  511,958
10/31/1999                        $    749,105                      $   562,493                      $  529,672
11/30/1999                        $    817,049                      $   595,072                      $  570,351
12/31/1999                        $    955,212                      $   675,681                      $  657,044
 1/31/2000                        $    960,657                      $   675,519                      $  647,123
 2/29/2000                        $  1,122,047                      $   732,350                      $  715,070
 3/31/2000                        $  1,073,463                      $   731,310                      $  699,696
 4/30/2000                        $  1,003,043                      $   680,879                      $  665,551
 5/31/2000                        $    938,949                      $   651,390                      $  629,878
 6/30/2000                        $  1,009,558                      $   684,924                      $  670,820
 7/31/2000                        $    970,185                      $   664,602                      $  650,561
 8/31/2000                        $  1,070,502                      $   715,650                      $  700,589
 9/30/2000                        $  1,069,753                      $   692,299                      $  690,641
10/31/2000                        $  1,014,019                      $   665,216                      $  658,940
11/30/2000                        $    865,972                      $   585,703                      $  579,143
12/31/2000                        $    920,269                      $   608,123                      $  605,610
 1/31/2001                        $    950,269                      $   645,949                      $  641,280
 2/28/2001                        $    856,763                      $   597,438                      $  592,094
 3/31/2001                        $    803,986                      $   571,575                      $  567,996
 4/30/2001                        $    849,492                      $   609,933                      $  606,278
 5/31/2001                        $    834,881                      $   606,127                      $  602,823
 6/30/2001                        $    815,344                      $   596,562                      $  591,429
 7/31/2001                        $    785,910                      $   587,978                      $  579,778
 8/31/2001                        $    763,433                      $   577,600                      $  564,936
 9/30/2001                        $    716,253                      $   543,135                      $  526,351
10/31/2001                        $    732,870                      $   554,302                      $  539,457
11/30/2001                        $    757,641                      $   569,135                      $  558,554
12/31/2001                        $    766,051                      $   581,087                      $  566,709
 1/31/2002                        $    754,254                      $   571,906                      $  559,455
 2/28/2002                        $    742,488                      $   555,689                      $  542,671
 3/31/2002                        $    767,658                      $   575,639                      $  565,897
 4/30/2002                        $    759,060                      $   567,230                      $  554,862
 5/31/2002                        $    750,103                      $   562,278                      $  549,536
 6/30/2002                        $    707,422                      $   531,803                      $  517,937
 7/31/2002                        $    652,668                      $   499,948                      $  485,566
 8/31/2002                        $    661,022                      $   506,157                      $  488,674
 9/30/2002                        $    644,100                      $   488,315                      $  474,063
10/31/2002                        $    655,500                      $   499,205                      $  487,573
11/30/2002                        $    676,083                      $   535,197                      $  526,335
12/31/2002                        $    663,373                      $   531,183                      $  520,651
 1/31/2003                        $    662,245                      $   539,735                      $  531,689
 2/28/2003                        $    655,556                      $   538,440                      $  532,593
 3/31/2003                        $    662,636                      $   547,540                      $  540,475
 4/30/2003                        $    696,298                      $   575,161                      $  568,850
 5/31/2003                        $    733,690                      $   601,917                      $  594,107
 6/30/2003                        $    738,972                      $   605,746                      $  597,969
 7/31/2003                        $    752,200                      $   607,469                      $  600,659
 8/31/2003                        $    765,815                      $   615,009                      $  610,510
 9/30/2003                        $    768,112                      $   622,600                      $  613,929
10/31/2003                        $    817,194                      $   644,944                      $  634,005
11/30/2003                        $    835,091                      $   655,459                      $  648,270
12/31/2003                        $    850,707                      $   675,411                      $  666,356
 1/31/2004                        $    883,629                      $   695,901                      $  676,885
 2/29/2004                        $    884,778                      $   701,407                      $  684,398
 3/31/2004                        $    889,025                      $   704,027                      $  687,341
 4/30/2004                        $    870,533                      $   687,053                      $  674,076
 5/31/2004                        $    875,495                      $   688,814                      $  678,390
 6/30/2004                        $    893,093                      $   700,003                      $  685,309
 7/31/2004                        $    860,674                      $   681,136                      $  670,369
 8/30/2004                        $    849,055                      $   682,504                      $  667,621
 9/30/2004                        $    879,111                      $   694,209                      $  679,505
10/31/2004                        $    872,518                      $   697,293                      $  682,155
11/30/2004                        $    922,949                      $   722,648                      $  704,120
12/31/2004                        $    953,037                      $   740,330                      $  718,907
 1/31/2005                        $    941,124                      $   724,129                              --
 2/28/2005                        $    953,453                      $   722,424                              --
 3/31/2005                        $    929,998                      $   705,743                              --
 4/30/2005                        $    902,656                      $   682,453                              --
 5/31/2005                        $    928,743                      $   699,992                              --
 6/30/2005                        $    958,184                      $   714,762                              --
 7/31/2005                        $    993,158                      $   737,563                              --
 8/31/2005                        $    992,363                      $   737,047                              --
 9/30/2005                        $  1,005,264                      $   744,343                              --

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch All Convertibles, All Qualities Index for the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. Performance is shown for Class I shares only. Class II-IV shares are new and have no prior performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

For the period from the Fund's inception to December 31, 2004, performance is compared to the Credit Suisse First Boston Convertible Index. For the period from January 1, 2005 to present, performance is compared to the Merrill Lynch All Convertibles, All Qualities Index. The change in benchmarks was prompted by the retirement of the Credit Suisse First Boston Convertible Index in December 2004. Going forward, the Fund will compare its performance to the Merrill Lynch All Convertibles, All Qualities Index which the Investment Adviser believes is appropriate since the composition of the Fund closely matches the composition of the as it Merrill Lynch All Convertibles, All Qualities Index.

The Credit Suisse First Boston Convertible Index is a market-weighted index representing the universe of convertible securities, including convertible preferred stocks or convertible bonds. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index. The Merrill Lynch All Convertibles, All Qualities Index represents convertible securities spanning all corporate sectors and having a par amount outstanding of more than $25 Millions. Maturities must be at least one year. The coupon range must be equal to or greater than zero and all qualities of bonds are included. Preferred equity redemption stocks are not included nor are component bonds once they are converted into corporate stock.

The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. CONVERTIBLE FUND

                                                                                 PRINCIPAL
                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND -- 74.7%

AEROSPACE/DEFENSE -- 1.6%
   Lockheed Martin Corp.++
    3.540%, 08/15/33                                                          $       505,000   $       529,563
                                                                                                ---------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.5%
   Gencorp, Inc.
    2.250%, 11/15/24                                                                  465,000           512,081
                                                                                                ---------------
APPLICATIONS SOFTWARE -- 0.8%
   Red Hat, Inc.
    0.500%, 01/15/24                                                                  250,000           251,250
                                                                                                ---------------
BROADCAST SERVICES/PROGRAMMING -- 1.5%
   Liberty Media Group
    0.750%, 03/30/23                                                                  445,000           496,175
                                                                                                ---------------
BUILDING-MOBIL HOME/MANUFACTURED HOUSING -- 0.2%
   Fleetwood Enterprises
    5.000%, 12/15/23                                                                   45,000            57,150
                                                                                                ---------------
CASINO HOTELS -- 1.4%
   Caesars Entertainment, Inc.++
    3.599%, 04/15/24                                                                  390,000           470,925
                                                                                                ---------------
CASINO SERVICES -- 1.7%
   Scientific Games Corp. 144A#
    0.750%, 12/01/24                                                                  480,000           564,600
                                                                                                ---------------
CELLULAR TELECOMMUNICATIONS -- 3.8%
   Nextel Communications, Inc. Cl. A
    5.250%, 01/15/10                                                                  465,000           470,813
   Nextel Partners, Inc.
    1.500%, 11/15/08                                                                   80,000           265,200
   NII Holdings, Inc. 144A#
    2.750%, 08/15/25                                                                  480,000           516,000
                                                                                                ---------------
                                                                                                      1,252,013
                                                                                                ---------------
COMMERCIAL SERVICES-FINANCE -- 1.6%
   Euronet Worldwide, Inc.
    1.625%, 12/15/24                                                                  490,000           517,563
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.6%
   Roper Industries, Inc.
    1.481%, 01/15/34                                                                  985,000           542,981
                                                                                                ---------------
DRUG DELIVERY SYSTEMS -- 1.6%
   Alza Corp.
    0.000%, 07/28/20                                                                  610,000           532,987
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 3.5%
   CMS Energy Corp.
    2.875%, 12/01/24                                                                  410,000           528,387
   PPL Energy Supply LLC
    2.625%, 05/15/23                                                                  494,000           644,670
                                                                                                ---------------
                                                                                                      1,173,057
                                                                                                ---------------
ELECTRONICS-MILITARY -- 1.6%
   L-3 Communications Corp. 144A#
    3.000%, 08/01/35                                                                  500,000           513,750
                                                                                                ---------------
ENGINEERING/R & D SERVICES -- 1.1%
   Fluor Corp.
    1.500%, 02/15/24                                                                  280,000           349,300
                                                                                                ---------------
ENTERPRISE SOFTWARE/SERVICES -- 1.4%
   Computer Associates International, Inc.
    1.625%, 12/15/09                                                                  322,000           462,875
                                                                                                ---------------
FINANCE-AUTO LOANS -- 1.4%
   AmeriCredit Corp.
    1.750%, 11/15/23                                                                  340,000           459,850
                                                                                                ---------------
FINANCE-CONSUMER LOANS -- 1.5%
   SLM Corp.++
    3.600%, 07/25/35                                                                  470,000           483,672
                                                                                                ---------------
HOTELS & MOTELS -- 1.4%
   Hilton Hotels Corp.
    3.375%, 04/15/23                                                          $       415,000   $       475,694
                                                                                                ---------------
INSTRUMENTS-SCIENTIFIC -- 1.5%
   Fisher Scientific International
    3.250%, 03/01/24                                                                  470,000           479,400
                                                                                                ---------------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.0%
   Openwave Systems, Inc.
    2.750%, 09/09/08                                                                  290,000           333,137
                                                                                                ---------------
MACHINERY -THERMAL PROCESS -- 1.7%
   Actuant Corp.
    2.000%, 11/15/23                                                                  446,000           565,862
                                                                                                ---------------
MEDICAL INSTRUMENTS -- 1.8%
   Medtronic, Inc.
    1.250%, 09/15/21                                                                  595,000           597,231
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 2.1%
   Genzyme Corp.
    1.250%, 12/01/23                                                                  450,000           518,063
   Protein Design Labs, Inc.
    2.000%, 02/15/12                                                                  140,000           187,250
                                                                                                ---------------
                                                                                                        705,313
                                                                                                ---------------
MEDICAL-DRUGS -- 3.3%
   Celgene Corp.
    1.750%, 06/01/08                                                                  145,000           332,231
   Teva Pharmaceutical Industries, Inc.
    0.250%, 02/01/24                                                                  485,000           502,581
   Wyeth++
    3.320%, 01/15/24                                                                  240,000           248,818
                                                                                                ---------------
                                                                                                      1,083,630
                                                                                                ---------------
MEDICAL-NURSING HOMES -- 1.5%
   Genesis HealthCare Corp. 144A#
    2.500%, 03/15/25                                                                  500,000           491,250
                                                                                                ---------------
METAL-DIVERSIFIED -- 1.5%
   Inco, Ltd.
    0.000%, 03/29/21                                                                  397,000           501,212
                                                                                                ---------------
NETWORKING PRODUCTS -- 1.5%
   Anixter International, Inc.
    0.000%, 07/07/33                                                                  895,000           510,150
                                                                                                ---------------
OIL & GAS DRILLING -- 3.0%
   Diamond Offshore Drilling, Inc.
    1.500%, 04/15/31                                                                  385,000           508,200
   Pride International, Inc.
    3.250%, 05/01/33                                                                  390,000           492,375
                                                                                                ---------------
                                                                                                      1,000,575
                                                                                                ---------------
OIL-FIELD SERVICES -- 1.7%
   Schlumberger, Ltd.
    1.500%, 06/01/23                                                                  460,000           569,250
                                                                                                ---------------
OPTICAL SUPPLIES -- 1.5%
   Bausch & Lomb, Inc.++
    4.422%, 08/01/23                                                                  332,000           502,661
                                                                                                ---------------
PRINTING-COMMERCIAL -- 3.2%
   Bowne & Co., Inc.
    5.000%, 10/01/33                                                                  460,000           495,972
   World Color Press, Inc.
    6.000%, 10/01/07                                                                  550,000           552,063
                                                                                                ---------------
                                                                                                      1,048,035
                                                                                                ---------------
RESEARCH & DEVELOPMENT -- 1.3%
   SFBC International, Inc.
    2.250%, 08/15/24                                                                  335,000           412,888
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 0.9%
   Dress Barn, Inc.
    2.500%, 12/15/24                                                                  240,000           304,200
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 PRINCIPAL
                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND (Continued)

RETAIL-BUILDING PRODUCTS -- 1.8%
   Lowe's Cos., Inc.
    0.000%, 02/16/21                                                          $       560,000   $       597,100
                                                                                                ---------------
RETAIL-MUSIC STORE -- 1.3%
   Guitar Center, Inc.
    4.000%, 07/15/13                                                                  266,000           435,908
                                                                                                ---------------
RUBBER-TIRES -- 1.4%
   Goodyear Tire & Rubber Co. 144A#
    4.000%, 06/15/34                                                                  315,000           455,962
                                                                                                ---------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.4%
   Cypress Semiconductor Corp.
    1.250%, 06/15/08                                                                  400,000           469,500
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT -- 4.2%
   ADC Telecommunications++
    3.996%, 06/15/13                                                                  210,000           222,075
   Comverse Technology, Inc.
    0.000%, 05/15/23                                                                  364,000           546,455
   Harris Corp.
    3.500%, 08/15/22                                                                  325,000           611,000
                                                                                                ---------------
                                                                                                      1,379,530
                                                                                                ---------------
TELEPHONE-INTEGRATED -- 1.7%
   CenturyTel, Inc.
    4.750%, 08/01/32                                                                  550,000           576,125
                                                                                                ---------------
TOYS -- 1.5%
   Hasbro, Inc.
    2.750%, 12/01/21                                                                  460,000           493,350
                                                                                                ---------------
WEB PORTALS/ISP -- 0.8%
   Yahoo, Inc.
    0.000%, 04/01/08                                                                  165,000           276,169
                                                                                                ---------------
WIRELESS EQUIPMENT -- 3.9%
   American Tower Corp.
    3.000%, 08/15/12                                                                  430,000           581,575
   Crown Castle International Corp.
    4.000%, 07/15/10                                                                  307,000           724,520
                                                                                                ---------------
                                                                                                      1,306,095
                                                                                                ---------------
TOTAL CONVERTIBLE CORPORATE BOND
   (Cost: $22,206,148)                                                                               24,740,019
                                                                                                ---------------

CONVERTIBLE PREFERRED STOCK -- 18.8%

CELLULAR TELECOMMUNICATIONS -- 1.9%
   Alamosa Holdings, Inc.
    7.500%, 07/31/13                                                                      510           641,580
                                                                                                ---------------
COAL -- 1.7%
   Arch Coal, Inc.
    5.000%, 12/31/49                                                                    3,490           571,924
                                                                                                ---------------
ELECTRIC-GENERATION -- 1.7%
   AES Trust III
    6.750%, 10/15/29                                                                   11,568           551,794
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 1.5%
   Citigroup Funding, Inc.++
    0.000%, 09/27/08                                                                   15,145           477,885
                                                                                                ---------------
FINANCIAL GUARANTEE INSURANCE -- 1.5%
   PMI Group, Inc.
    5.875%, 11/15/06                                                                   19,250           477,015
                                                                                                ---------------
MEDICAL-DRUGS -- 1.6%
   Schering-Plough Corp.*
    6.000%, 09/14/07                                                                    9,491           514,697
                                                                                                ---------------
MULTI-LINE INSURANCE -- 3.0%
   Hartford Financial Services Group
    7.000%, 08/16/06                                                                    6,855           480,878
   Metlife, Inc. Cl. B
    6.375%, 08/15/08                                                                   18,550           520,699
                                                                                                ---------------
                                                                                                      1,001,577
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.0%
   Chesapeake Energy Corp.##
    5.000%, 12/31/49                                                          $         2,840   $       672,370
                                                                                                ---------------
PIPELINES -- 1.9%
   Williams Holdings of Delaware
    5.500%, 06/01/33                                                                    5,490           638,899
                                                                                                ---------------
REINSURANCE -- 1.5%
   Platinum Underwriters Holdings, Inc.
    7.000%, 11/15/05                                                                   17,845           501,891
                                                                                                ---------------
STEEL-PRODUCERS -- 0.5%
   United States Steel Corp.
    7.000%, 06/15/06                                                                    1,300           177,125
                                                                                                ---------------
TOTAL CONVERTIBLE PREFERRED STOCK
   (Cost: $4,685,522)                                                                                 6,226,757
                                                                                                ---------------

                                                                                   NUMBER
                                                                                 OF SHARES
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 5.3%

FINANCE-CREDIT CARD -- 1.0%
   Capital One Financial Corp.                                                          4,316           343,208
                                                                                                ---------------
MEDICAL-HMO -- 1.7%
   Wellpoint, Inc.*                                                                     7,321           555,078
                                                                                                ---------------
MULTI-LINE INSURANCE -- 1.0%
   Prudential Financial, Inc.                                                           4,725           319,221
                                                                                                ---------------
PHYSICAL PRACTICE MANAGEMENT -- 1.1%
   Matria Healthcare, Inc.*##                                                           9,481           357,908
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.5%
   Corning, Inc.*                                                                       8,845           170,974
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $815,026)                                                                                   1,746,389
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.9%

MONEY MARKET FUNDS -- 2.1%
   Boston Global Investment
    Trust -- Enhanced Sleeve, 3.730%**                                        $       707,400           707,400
                                                                                                ---------------
TIME DEPOSIT -- 0.8%
   HSBC Bank USA - Grand Cayman
    3.310%, 10/01/05                                                                  249,103           249,103
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $956,503)                                                                                     956,503
                                                                                                ---------------
TOTAL INVESTMENTS -- 101.7%
   (Cost: $28,663,199)                                                                               33,669,668
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7%)                                                        (554,907)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $    33,114,761
                                                                                                ===============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
# 144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at September 30, 2005 was $2,541,562 or 7.68% of net assets.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.
++ The coupon rate shown on floating rate securities represents the rate at year end.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. CONVERTIBLE FUND

                                                      PERCENT OF
INDUSTRY                                              NET ASSETS
--------                                              ----------
Basic Materials                                              2.1%
Communications                                              21.0
Consumer, Cyclical                                          11.6
Consumer, Non-cyclical                                      22.1
Energy                                                      10.4
Financial                                                   12.3
Industrial                                                  10.5%
Technology                                                   3.6
Utilities                                                    5.2
Short Term Investments                                       2.9
Liabilities in excess of other assets                       (1.7)
                                                           -----
NET ASSETS                                                 100.0%
                                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

GLOBAL SELECT FUND

   MANAGEMENT TEAM: NICHOLAS MELHUISH, Lead Portfolio Manager; PEDRO V. MARCAL, Lead Portfolio Manager; JOSHUA M. MOSS, Investment Analyst

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The Global Select Fund seeks to maximize long-term capital appreciation by investing in companies that, in the opinion of the Investment Adviser, represent the "best of the best" globally.

   MARKET OVERVIEW: Global equity markets posted strong gains from April 1 through September 30, 2005. During the period, a number of issues clouded the investment landscape, including surging energy prices, terrorist attacks in London and two severe hurricanes in the Gulf of Mexico. However, a generally favorable economic and earnings environment around the world helped mitigate these concerns. Positive developments in a number of countries further lifted investor sentiment.

   In the United States, the S&P 500 Index rose 5.01%. The economy continued to expand at a healthy clip, despite eleven interest-rate increases from the Federal Reserve since June 2004. From a corporate standpoint, second-quarter earnings marked the eighth consecutive season of double-digit profit growth for S&P 500 companies.

   Outside of the United States, equities in developed countries rose 9.61%, as measured by the MSCI EAFE Index. Japan, the largest market, outperformed on improving economic data and the pro-reform results of a national election. Stock markets in developing nations continued their strong rally, with the MSCI EM Index soaring 23.12%. Emerging market equities benefited from investors' increased appetites for risk, abundant liquidity and rising commodity prices.

   Globally, stocks were up in all sectors, led by strength in energy. Markets in just a handful of countries registered losses, including Venezuela and the Philippines. Small-cap shares outpaced large caps, and growth stocks outperformed value.

   PERFORMANCE: During the six months ended September 30, 2005, the Fund's Class I shares gained 11.19% and outperformed the 8.60% increase in the MSCI All Country World Index.

   PORTFOLIO SPECIFICS: The Fund's strong performance versus the index was largely due to stock selection in the United States, China and the industrials and information technology sectors.

   Within information technology, our strategy of focusing on companies likely to benefit from the increased penetration of wireless telephony services in emerging markets added value to the benchmark. One of the portfolio's best-performing stocks was China-based Foxconn International, an assembler of mobile phones for Motorola and Nokia.

   Abengoa S.A., an industrial engineering company based in Spain, was another top performer amid an improving outlook for the company's bio-ethanol division. Demand for bio-ethanol, a non-fossil fuel made from a renewable agricultural source, is expected to grow significantly in Europe due to recently approved policies that promote bio-fuel.

   The Fund's exposure to Japanese financials was another source of relative strength. Following a protracted, government-directed restructuring of the group, investors began to appreciate these companies' improving fundamentals.

   The Fund outperformed, but there were pockets of relative weakness. For example, stock selection in Thailand was unfavorable, as was issue selection and an underweight in the energy sector.

   MARKET OUTLOOK: Strength in the global economy bodes well for further gains in world equity markets. Although we expect the U.S. expansion to slow, growth should remain at a healthy level. European economies remain sluggish, but leading indicators have turned up. The Japanese economy is showing signs of emerging from a long period of deflation, and growth in other parts of Asia is robust.

   Against this favorable backdrop, we remain focused on uncovering exciting growth opportunities for the Fund.

GLOBAL SELECT FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL SELECT FUND CLASS I AND II SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                                     SINCE
   1 YEAR                           5 YEARS                        INCEPTION
   25.36%                             0.66%                         15.93%

              GLOBAL SELECT FUND CLASS I SHARES         MSCI ALL COUNTRY WORLD INDEX
 9/30/1997              $    250,000                            $    250,000
10/31/1997              $    235,000                            $    235,125
11/30/1997              $    236,200                            $    238,722
12/31/1997              $    247,000                            $    241,850
 1/31/1998              $    255,800                            $    247,170
 2/28/1998              $    275,000                            $    264,077
 3/31/1998              $    296,200                            $    275,353
 4/30/1998              $    310,400                            $    277,941
 5/31/1998              $    311,200                            $    272,660
 6/30/1998              $    325,800                            $    277,568
 7/31/1998              $    334,000                            $    277,651
 8/31/1998              $    277,000                            $    238,753
 9/30/1998              $    286,800                            $    243,504
10/31/1998              $    298,200                            $    265,736
11/30/1998              $    319,687                            $    281,866
12/31/1998              $    361,061                            $    294,944
 1/31/1999              $    397,187                            $    300,961
 2/28/1999              $    377,610                            $    293,407
 3/31/1999              $    413,333                            $    306,610
 4/30/1999              $    428,469                            $    319,856
 5/31/1999              $    414,745                            $    308,565
 6/30/1999              $    463,385                            $    323,932
 7/31/1999              $    473,678                            $    322,603
 8/31/1999              $    491,842                            $    322,216
 9/30/1999              $    507,786                            $    318,736
10/31/1999              $    557,636                            $    334,864
11/30/1999              $    652,092                            $    345,279
12/31/1999              $    828,075                            $    374,040
 1/31/2000              $    772,143                            $    353,880
 2/29/2000              $    903,653                            $    355,083
 3/31/2000              $    870,639                            $    378,412
 4/30/2000              $    805,975                            $    361,421
 5/31/2000              $    766,140                            $    352,024
 6/30/2000              $    816,070                            $    363,958
 7/31/2000              $    792,060                            $    353,257
 8/31/2000              $    854,814                            $    364,244
 9/30/2000              $    789,332                            $    344,247
10/31/2000              $    724,941                            $    337,499
11/30/2000              $    659,497                            $    316,575
12/31/2000              $    702,601                            $    321,861
 1/31/2001              $    693,118                            $    330,004
 2/28/2001              $    596,133                            $    302,251
 3/31/2001              $    554,322                            $    281,910
 4/30/2001              $    615,099                            $    302,433
 5/31/2001              $    601,737                            $    299,076
 6/30/2001              $    594,840                            $    289,924
 7/31/2001              $    578,030                            $    285,343
 8/31/2001              $    533,201                            $    272,217
 9/30/2001              $    472,855                            $    247,364
10/31/2001              $    489,235                            $    252,608
11/30/2001              $    536,218                            $    268,143
12/31/2001              $    559,495                            $    270,664
 1/31/2002              $    553,891                            $    263,248
 2/28/2002              $    552,598                            $    261,326
 3/31/2002              $    589,237                            $    273,138
 4/30/2002              $    573,288                            $    264,479
 5/31/2002              $    562,081                            $    264,850
 6/30/2002              $    515,097                            $    248,694
 7/31/2002              $    465,958                            $    227,828
 8/31/2002              $    470,269                            $    228,421
 9/30/2002              $    437,078                            $    203,363
10/31/2002              $    467,682                            $    218,331
11/30/2002              $    495,269                            $    230,273
12/31/2002              $    454,320                            $    219,289
 1/31/2003              $    448,285                            $    212,886
 2/28/2003              $    440,096                            $    209,160
 3/31/2003              $    442,251                            $    208,366
 4/30/2003              $    475,872                            $    226,973
 5/31/2003              $    510,787                            $    240,183
 6/30/2003              $    522,425                            $    244,794
 7/31/2003              $    538,805                            $    250,228
 8/31/2003              $    571,564                            $    256,159
 9/30/2003              $    561,650                            $    257,798
10/31/2003              $    599,151                            $    273,447
11/30/2003              $    603,461                            $    277,630
12/31/2003              $    632,341                            $    295,232
 1/31/2004              $    653,031                            $    300,281
 2/29/2004              $    663,807                            $    305,836
 3/31/2004              $    671,566                            $    304,215
 4/30/2004              $    644,841                            $    297,218
 5/31/2004              $    646,134                            $    299,715
 6/30/2004              $    659,928                            $    305,769
 7/31/2004              $    629,324                            $    296,076
 8/30/2004              $    626,738                            $    298,000
 9/30/2004              $    650,876                            $    304,288
10/31/2004              $    666,367                            $    311,804
11/30/2004              $    720,542                            $    328,922
12/31/2004              $    737,403                            $    341,750
 1/31/2005              $    721,918                            $    334,573
 2/28/2005              $    752,455                            $    346,317
 3/31/2005              $    733,794                            $    338,837
 4/30/2005              $    710,973                            $    331,552
 5/31/2005              $    737,848                            $    337,984
 6/30/2005              $    752,014                            $    341,566
 7/31/2005              $    788,938                            $    354,273
 8/31/2005              $    788,938                            $    357,142
 9/30/2005              $    815,841                            $    367,999

                                            SINCE
          1 YEAR                          INCEPTION
          25.34%                            15.94%

[CHART]

              GLOBAL SELECT FUND CLASS II SHARES        MSCI ALL COUNTRY WORLD INDEX
 6/30/2003               $    250,000                           $    250,000
 9/30/2003               $    268,771                           $    263,281
12/31/2003               $    302,599                           $    301,511
 3/31/2004               $    321,163                           $    310,685
 6/30/2004               $    315,800                           $    312,272
 9/30/2004               $    311,675                           $    310,759
12/31/2004               $    350,046                           $    349,018
 3/31/2005               $    347,062                           $    346,042
 6/30/2005               $    349,858                           $    348,830
 9/30/2005               $    376,933                           $    375,825

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I and II shares compared with the Morgan Stanley Capital International All Country World Index ("MSCI ACWI") over the periods indicated. Class I and II shares have a shareholder services fee of up to .25% of their average daily net assets. Class III-IV shares are new and have no prior performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI ACWI Index is a market capitalization weighted index composed of over 2000 companies. The MSCI ACWI Index is representative of the market structure of 21 countries in North America, Europe, and the Pacific Rim, excluding closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

GLOBAL SELECT FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.0%

FRANCE -- 4.8%
   Pinault Printemps Redoute                                                           12,354   $     1,300,299
   Publicis Groupe                                                                     42,906         1,369,800
   Sanofi -- Synthelabo S.A.                                                           24,060         1,994,296
   STMicroelectronics NV                                                               70,244         1,211,909
   Veolia Environment                                                                  23,826         1,008,563
                                                                                                ---------------
                                                                                                      6,884,867
                                                                                                ---------------
GERMANY -- 3.8%
   BASF AG                                                                             13,426         1,011,691
   Bayer Vereinsbank*                                                                  49,159         1,389,255
   Hypo Real Estate Holding AG                                                         35,262         1,788,123
   Stada Arzneimittel AG                                                               31,882         1,145,468
                                                                                                ---------------
                                                                                                      5,334,537
                                                                                                ---------------
GREECE -- 0.8%
   Coca-Cola Hellenic Bottling Co. S.A.                                                38,770         1,129,312
                                                                                                ---------------
HONG KONG -- 3.9%
   Cheung Kong Holdings, Ltd.                                                         117,000         1,321,156
   Hopewell Holdings, Ltd.                                                            424,000         1,123,161
   Hutchison Telecommunications*                                                      819,000         1,187,683
   Jardine Matheson Holdings, Ltd.                                                     56,000           957,600
   Wheelock and Co., Ltd.                                                             564,000         1,003,281
                                                                                                ---------------
                                                                                                      5,592,881
                                                                                                ---------------
INDONESIA -- 0.8%
   Indosat TBK PT                                                                   2,050,000         1,055,880
                                                                                                ---------------
IRELAND -- 1.2%
   CRH PLC                                                                             64,233         1,746,328
                                                                                                ---------------
ISRAEL -- 2.5%
   Israel Chemical, Ltd.                                                              298,157         1,159,031
   Syneron Medical, Ltd.*                                                              27,400         1,001,196
   Teva Pharmaceutical
    Industries, Ltd. -- ADR                                                            43,100         1,440,402
                                                                                                ---------------
                                                                                                      3,600,629
                                                                                                ---------------
ITALY -- 0.9%
   Luxottica Group SpA                                                                 53,274         1,328,272
                                                                                                ---------------
JAPAN -- 13.4%
   Fuji Fire & Marine Insurance Co., Ltd.                                             372,000         1,427,740
   Gigas K's Denki Corp.                                                               39,200           996,083
   Hakuhodo Dy Holdings, Inc.                                                          14,600           969,984
   Hokuhoku Financial Group, Inc.                                                     387,000         1,461,408
   Japan Tobacco, Inc.                                                                    116         1,832,010
   JSR Corp.                                                                           63,100         1,313,887
   Mitsubishi Tokyo Financial Group, Inc.                                                 213         2,800,159
   Nippon Electric Glass Co., Ltd.                                                     89,000         1,605,832
   Nitori Co., Ltd.                                                                    17,400         1,459,979
   Nomura Holdings, Inc.                                                              105,300         1,636,080
   Point, Inc.                                                                         14,100           721,546
   Teijin, Ltd.                                                                       234,000         1,366,755
   Tokyo Electron, Ltd.                                                                29,000         1,542,880
                                                                                                ---------------
                                                                                                     19,134,343
                                                                                                ---------------
MALAYSIA -- 1.5%
   Astro All Asia Networks PLC                                                        714,100         1,079,960
   Commerce Asset Holding Berhad                                                      748,800         1,112,571
                                                                                                ---------------
                                                                                                      2,192,531
                                                                                                ---------------
NETHERLANDS -- 3.3%
   ASML Holding NV*                                                                    73,278         1,206,829
   Chicago Bridge & Iron Co. NV                                                        36,200         1,125,458
   Philips Electronics NV                                                              45,369         1,209,398
   Royal Numico NV*                                                                    26,776         1,175,405
                                                                                                ---------------
                                                                                                      4,717,090
                                                                                                ---------------
REPUBLIC OF CHINA -- 2.5%
   AAC Acoustic Technology
    Holdings, Ltd.*                                                                 1,976,000   $     1,057,059
   Bio-Treat Technology, Ltd.*                                                      1,496,000           920,888
   Foxconn International Holdings, Ltd.*                                            1,453,000         1,573,291
                                                                                                ---------------
                                                                                                      3,551,238
                                                                                                ---------------
SINGAPORE -- 0.8%
   Starhub, Ltd.                                                                      978,000         1,169,316
                                                                                                ---------------
SOUTH KOREA -- 1.7%
   Kookmin Bank - ADR                                                                  20,200         1,196,850
   Samsung Electronics Co., Ltd.                                                        2,243         1,266,331
                                                                                                ---------------
                                                                                                      2,463,181
                                                                                                ---------------
SPAIN -- 0.8%
   Abengoa S.A.                                                                        64,499         1,138,454
                                                                                                ---------------
SWEDEN -- 0.9%
   Atlas Copco AB Cl. A                                                                65,000         1,261,393
                                                                                                ---------------
SWITZERLAND -- 4.0%
   Roche Holding AG                                                                    11,638         1,623,046
   Synthes, Inc.                                                                       10,824         1,271,091
   UBS AG                                                                              32,063         2,735,645
                                                                                                ---------------
                                                                                                      5,629,782
                                                                                                ---------------
TAIWAN -- 0.7%
   ASE Test, Ltd.*                                                                    154,800           970,596
                                                                                                ---------------
THAILAND -- 1.4%
   Siam Cement Public Co., Ltd.                                                       193,800         1,198,714
   TelecomAsia Corp.
    Public Co., Ltd.* ##                                                            4,139,200           791,251
                                                                                                ---------------
                                                                                                      1,989,965
                                                                                                ---------------
UNITED KINGDOM -- 3.7%
   Arm Holdings PLC                                                                   870,083         1,808,635
   Bodycote International PLC                                                         154,914           594,707
   IG Group Holdings PLC 144A* #                                                      510,118         1,561,238
   Man Group PLC                                                                       41,773         1,223,794
                                                                                                ---------------
                                                                                                      5,188,374
                                                                                                ---------------
UNITED STATES -- 43.6%
   Allscripts Healthcare
    Solutions, Inc.* ##                                                                48,100           866,762
   American Healthways, Inc.*                                                          25,300         1,072,720
   American International Group, Inc.                                                  36,300         2,249,148
   Amgen, Inc.*                                                                        22,100         1,760,707
   ANSYS, Inc.* ##                                                                     34,400         1,324,056
   Boeing Co.                                                                          21,000         1,426,950
   Bunge, Ltd.                                                                         18,700           983,994
   Central Garden & Pet Co.*                                                           19,400           877,850
   Comcast Corp. Cl. A*                                                                32,900           966,602
   ConocoPhillips                                                                      31,900         2,230,129
   Countrywide Credit Industries, Inc.                                                 34,200         1,127,916
   Dresser-Rand Group, Inc.*                                                           36,400           896,532
   Eli Lilly & Co.                                                                     23,600         1,263,072
   EMC Corp.*                                                                          82,300         1,064,962
   Exxon Mobil Corp.                                                                   56,200         3,570,948
   Federated Department Stores, Inc.                                                   18,300         1,223,721
   Fortune Brands, Inc.                                                                17,500         1,423,275
   Freescale Semiconductor Cl. B*                                                      65,802         1,551,611
   International Business
    Machines Corp.                                                                     19,900         1,596,378
   ITT Industries, Inc.                                                                17,700         2,010,720
   Kinetic Concepts, Inc.*                                                             13,900           789,520
   Lafarge North America, Inc.                                                         17,500         1,183,175
   Marathon Oil Corp.                                                                  18,200         1,254,526
   Microsoft Corp.                                                                    115,500         2,971,815
   Morgan Stanley Dean Witter & Co.                                                    28,000         1,510,320
   Nabors Industries, Ltd.*                                                            16,900         1,213,927
   News Corp. Cl. B                                                                    95,900         1,582,350
   Nordstrom, Inc.                                                                     20,900           717,288

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

UNITED STATES (CONTINUED)
   Occidental Petroleum Corp.                                                          13,000   $     1,110,590
   PepsiCo, Inc.                                                                       24,900         1,412,079
   Pike Electric Corp.*                                                                51,000           955,230
   Praxair, Inc.                                                                       29,200         1,399,556
   QUALCOMM, Inc.                                                                      35,600         1,593,100
   Quiksilver, Inc.*                                                                  114,900         1,660,305
   Stericycle, Inc.*                                                                   19,000         1,085,850
   Symantec Corp.*                                                                     86,400         1,957,824
   Texas Instruments, Inc.                                                             42,700         1,447,530
   TIBCO Software, Inc.* ##                                                           156,300         1,306,668
   Transocean Sedco Forex, Inc.*                                                       23,200         1,422,392
   United Technologies Corp.                                                           23,800         1,233,792
   Wal-Mart Stores, Inc.                                                               24,800         1,086,736
   Williams Cos., Inc.                                                                 58,272         1,459,714
   XTO Energy, Inc.                                                                    16,900           765,908
   Yahoo!, Inc.*                                                                       42,800         1,448,352
                                                                                                ---------------
                                                                                                     62,056,600
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $115,653,615)                                                                             138,135,569
                                                                                                ---------------
PREFERRED STOCK -- 1.4%

GERMANY -- 1.4%
   Hugo Boss AG##                                                                      37,229         1,301,220
   Porsche AG                                                                             852           657,160
                                                                                                ---------------
                                                                                                      1,958,380
                                                                                                ---------------
TOTAL PREFERRED STOCK
   (Cost: $1,707,131)                                                                                 1,958,380
                                                                                                ---------------
EQUITY-LINKED SECURITIES -- 0.6%

TAIWAN -- 0.6%
   Credit Suisse FB Yageo Corp. --
    9/15/06*
    (Cost: $969,995)                                                                2,754,000           933,606
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.1%

MONEY MARKET FUNDS -- 1.4%
   Boston Global Investment Trust --
    Enhanced Sleeve,
    3.730%**                                                                     $  1,926,993   $     1,926,993
                                                                                                ---------------
TIME DEPOSITS -- 1.7%
   Wells Fargo Bank -- Grand Cayman
    3.310%, 10/01/05                                                                2,446,323         2,446,323
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $4,373,316)                                                                                 4,373,316
                                                                                                ---------------
TOTAL INVESTMENTS -- 102.1%
   (Cost: $122,704,057)                                                                             145,400,871

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1%)                                                      (3,046,292)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $   142,354,579
                                                                                                ===============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.
# 144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at September 30, 2005 was $1,561,238 or 1.10% of net assets.
ADR -- American Depository Receipt

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                                                PERCENTAGE OF
INDUSTRY                                                                         NET ASSETS
--------                                                                      --------------
Basic Materials                                                                    3.4%
Communications                                                                    12.7
Consumer, Cyclical                                                                 8.8
Consumer, Non-cyclical                                                            16.5
Diversified                                                                        1.8
Energy                                                                             9.8
Financial                                                                         16.8
Industrial                                                                        13.5%
Technology                                                                        14.3
Utilities                                                                          1.4
Short Term Investments                                                             3.1
Liabilities in excess of other assets                                             (2.1)
                                                                                 -----
NET ASSETS                                                                       100.0%
                                                                                 =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL GROWTH FUND

   MANAGEMENT TEAM: HORACIO A. VALEIRAS, CFA, Lead Portfolio Manager and Chief Investment Officer; LINDA BA, Portfolio Manager; JASON CAMPBELL, Investment Analyst; JAMES FERNANDES, CFA, CPA, Investment Analyst; MICHAEL J. FREDERICKS, Investment Analyst; FLORA KIM, Investment Analyst; PASHA MISSAGHI, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; SCOTT R. WILLIAMS, Investment Analyst

   GOAL: The International Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

   MARKET OVERVIEW: During the six months ended September 30, 2005, stock markets in developed non-U.S. countries generated impressive returns. After a loss in April, the MSCI EAFE Index posted five consecutive months of gains. The U.S. dollar strengthened against both the euro and the yen.

   A number of challenges were unable to keep investors on the sidelines this period, including rising oil prices, the London bombings and the rejection of the new European Union constitution by French and Dutch voters. Instead, the focus was on:

   - Positive developments in Japan, including a political mandate for reform and second-quarter GDP growth of 3.3%, annualized

   - Strong corporate profits and healthy balance sheets in Europe that sparked an increase in mergers and acquisitions

   - China's announcement that it would revalue the yuan by pegging the Chinese currency to a basket of currencies rather than the U.S. dollar

   This period's gains were widespread across countries and sectors. Among the larger markets, stocks in Japan outperformed, while U.K. equities lagged amid sluggishness in the economy. By style, growth outperformed value, signaling a potential reversal in several years of value stock leadership.

   PERFORMANCE: During the six-month period ended September 30, 2005, the Fund's Class I shares rose 13.29%. This compared favorably to the MSCI EAFE Index, which increased 9.61%.

   PORTFOLIO SPECIFICS: The Fund's outperformance was largely driven by stock selection in Japan and the financials sector. The list of the portfolio's best-performing stocks included Nomura Holdings, a brokerage firm, and Mitsubishi UFJ Financial (MUFJ), the outcome of the merger of MTFG with UFJ to form the world's largest bank in terms of assets. Nomura benefited from renewed interest in the Japanese stock market. MUFJ advanced on data that showed loan growth in Japan was on the verge of being positive for the first time since the central bank began tracking the data in 1998.

   Other notable sources of relative strength were issue selection in China, Germany and the consumer discretionary and telecommunication services sectors. Top performers in these areas included China-based Foxconn International, a maker of communications equipment, and Canada-based Rogers Communications, a diversified media and telecommunications company. On the negative side, stock selection in France and among industrials hurt relative returns.

   As a result of our bottom-up investment decisions, the Fund's largest overweights at period-end were in emerging Asia and the telecommunication services sector. The largest underweights were in developed European countries and financials.

   MARKET OUTLOOK: The global economic recovery that began in 2002 should continue into 2006, albeit at a slower pace due to high energy prices. As we move into a more mature phase of the economic expansion, we believe investors will begin to differentiate between growth and value stocks. Higher-quality growth companies that generate strong cash flows should recapture the premium valuations they have historically commanded. This type of environment bodes well for the Fund, as our stock selection process is focused on identifying and investing in these types of companies.

INTERNATIONAL GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL GROWTH FUND CLASS I AND IV SHARES WITH THE MSCI EAFE INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                                     SINCE
   1 YEAR                           5 YEARS                        INCEPTION
   30.25%                             - 1.46%                       8.88%

                    INTERNATIONAL GROWTH
                    FUND CLASS I SHARES                 MSCI EAFE INDEX
12/27/1996             $   250,000                       $    250,000
12/31/1996             $   252,400                       $    249,475
 1/31/1997             $   274,600                       $    240,744
 2/28/1997             $   277,200                       $    244,682
 3/31/1997             $   282,600                       $    245,568
 4/30/1997             $   286,600                       $    246,871
 5/31/1997             $   313,200                       $    262,935
 6/30/1997             $   331,200                       $    277,436
 7/31/1997             $   352,400                       $    281,924
 8/31/1997             $   334,000                       $    260,869
 9/30/1997             $   358,600                       $    275,482
10/31/1997             $   328,800                       $    254,307
11/30/1997             $   325,131                       $    251,715
12/31/1997             $   329,722                       $    253,910
 1/31/1998             $   341,826                       $    265,523
 2/28/1998             $   365,199                       $    282,560
 3/31/1998             $   386,902                       $    291,261
 4/30/1998             $   398,171                       $    293,566
 5/31/1998             $   407,979                       $    292,141
 6/30/1998             $   412,779                       $    294,353
 7/31/1998             $   431,143                       $    297,337
 8/31/1998             $   369,373                       $    260,500
 9/30/1998             $   351,843                       $    252,514
10/31/1998             $   358,312                       $    278,836
11/30/1998             $   379,862                       $    293,121
12/31/1998             $   400,734                       $    304,685
 1/31/1999             $   416,179                       $    303,785
 2/28/1999             $   399,064                       $    296,545
 3/31/1999             $   411,796                       $    308,923
 4/30/1999             $   426,823                       $    321,440
 5/31/1999             $   410,335                       $    304,887
 6/30/1999             $   442,685                       $    316,773
 7/31/1999             $   457,296                       $    326,189
 8/31/1999             $   464,392                       $    327,380
 9/30/1999             $   471,488                       $    330,675
10/31/1999             $   502,378                       $    343,061
11/30/1999             $   567,497                       $    354,981
12/31/1999             $   677,509                       $    386,841
 1/31/2000             $   629,265                       $    362,261
 2/29/2000             $   705,704                       $    372,013
 3/31/2000             $   665,814                       $    386,434
 4/30/2000             $   610,886                       $    366,099
 5/31/2000             $   578,515                       $    357,157
 6/30/2000             $   609,633                       $    371,125
 7/31/2000             $   582,692                       $    355,566
 8/31/2000             $   606,083                       $    358,652
 9/30/2000             $   566,819                       $    341,189
10/31/2000             $   530,897                       $    333,129
11/30/2000             $   504,920                       $    320,637
12/31/2000             $   521,115                       $    332,033
 1/31/2001             $   505,364                       $    331,862
 2/28/2001             $   462,991                       $    306,983
 3/31/2001             $   426,165                       $    286,519
 4/30/2001             $   455,671                       $    306,430
 5/31/2001             $   441,029                       $    295,615
 6/30/2001             $   423,281                       $    283,526
 7/31/2001             $   413,076                       $    278,367
 8/31/2001             $   395,994                       $    271,324
 9/30/2001             $   364,270                       $    243,839
10/31/2001             $   363,827                       $    250,081
11/30/2001             $   371,147                       $    259,309
12/31/2001             $   375,362                       $    260,839
 1/31/2002             $   358,724                       $    246,989
 2/28/2002             $   361,164                       $    248,718
 3/31/2002             $   380,909                       $    262,173
 4/30/2002             $   379,134                       $    263,904
 5/31/2002             $   378,690                       $    267,255
 6/30/2002             $   365,823                       $    256,618
 7/31/2002             $   331,215                       $    231,290
 8/31/2002             $   328,109                       $    230,758
 9/30/2002             $   296,385                       $    205,975
10/31/2002             $   306,812                       $    217,036
11/30/2002             $   315,242                       $    226,889
12/31/2002             $   303,263                       $    219,266
 1/31/2003             $   292,614                       $    210,122
 2/28/2003             $   288,399                       $    205,310
 3/31/2003             $   284,628                       $    201,430
 4/30/2003             $   309,696                       $    221,412
 5/31/2003             $   329,219                       $    235,029
 6/30/2003             $   334,987                       $    240,834
 7/31/2003             $   339,202                       $    246,710
 8/31/2003             $   352,734                       $    252,705
 9/30/2003             $   352,512                       $    260,539
10/31/2003             $   377,803                       $    276,797
11/30/2003             $   380,771                       $    282,997
12/31/2003             $   405,459                       $    305,127
 1/31/2004             $   415,023                       $    309,460
 2/29/2004             $   420,138                       $    316,671
 3/31/2004             $   424,142                       $    318,571
 4/30/2004             $   408,573                       $    311,626
 5/31/2004             $   408,350                       $    312,966
 6/30/2004             $   413,911                       $    319,945
 7/31/2004             $   392,114                       $    309,611
 8/30/2004             $   393,226                       $    311,035
 9/30/2004             $   404,347                       $    319,215
10/31/2004             $   418,823                       $    330,132
11/30/2004             $   433,816                       $    352,779
12/31/2004             $   449,347                       $    368,266
 1/31/2005             $   465,434                       $    361,527
 2/28/2005             $   482,096                       $    377,217
 3/31/2005             $   499,355                       $    367,900
 4/30/2005             $   517,232                       $    359,659
 5/31/2005             $   535,749                       $    360,199
 6/30/2005             $   554,929                       $    365,133
 7/31/2005             $   574,795                       $    376,343
 8/31/2005             $   595,373                       $    385,977
 9/30/2005             $   616,687                       $    403,231

                                           SINCE
          1 YEAR                         INCEPTION
          30.69%                           8.97%

[CHART]

             International Growth Fund Class IV Shares     MSCI EAFE Index
 9/30/2003                 $    250,000                     $    250,000
12/31/2003                 $    287,924                     $    292,785
 3/31/2004                 $    301,664                     $    305,684
 6/30/2004                 $    294,399                     $    307,003
 9/30/2004                 $    287,924                     $    306,302
12/31/2004                 $    319,967                     $    353,370
 3/31/2005                 $    355,576                     $    353,018
 6/30/2005                 $    395,149                     $    350,363
 9/30/2005                 $    439,125                     $    386,919

The graphs above show the value of a hypothetical $250,000 investment in the Fund's Class I and IV shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. Class I and IV shares have a shareholder services fee of up to .25% of their average daily net assets. The Fund's Class II shares are new and have no prior performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI EAFE Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

INTERNATIONAL GROWTH FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.9%

CANADA -- 8.2%
   Cameco Corp.                                                                        22,700   $     1,213,040
   Canadian Pacific Railway, Ltd.                                                      18,900           814,885
   EnCana Corp.                                                                        21,200         1,239,376
   Rogers Communications, Inc. Cl. B                                                   60,300         2,377,501
   Teck Cominco, Ltd. Cl. B                                                            15,900           714,445
   Thomson Corp.                                                                       22,100           826,417
                                                                                                ---------------
                                                                                                      7,185,664
                                                                                                ---------------
FINLAND -- 1.2%
   Nokia OYJ - ADR                                                                     63,600         1,075,476
                                                                                                ---------------
FRANCE -- 9.0%
   Peugeot S.A.                                                                        13,403           913,002
   Publicis Groupe                                                                     36,623         1,169,212
   Sanofi - Synthelabo S.A.                                                            21,573         1,788,152
   Societe Television Francaise                                                        29,578           787,032
   STMicroelectronics NV                                                               57,927           999,406
   TotalFinaElf S.A.                                                                    5,069         1,387,908
   Veolia Environment                                                                  20,294           859,053
                                                                                                ---------------
                                                                                                      7,903,765
                                                                                                ---------------
GERMANY -- 7.0%
   Bayer AG                                                                            21,685           797,146
   Bayer Vereinsbank*                                                                  40,704         1,150,313
   Bayerische Motoren Werke AG                                                         20,789           979,010
   Deutsche Post AG                                                                    33,287           780,978
   Hypo Real Estate Holding AG                                                         18,215           923,676
   Merck KGaA                                                                          17,709         1,495,200
                                                                                                ---------------
                                                                                                      6,126,323
                                                                                                ---------------
GREECE -- 3.8%
   Coca-Cola Hellenic Bottling Co. S.A.                                                27,631           804,850
   Hellenic Telecommunications
    Organization S.A.*                                                                 48,060           960,704
   National Bank of Greece                                                             33,333         1,328,613
   OPAP S.A.                                                                            6,682           207,849
                                                                                                ---------------
                                                                                                      3,302,016
                                                                                                ---------------
HONG KONG -- 2.8%
   Cheung Kong Holdings, Ltd.                                                          80,500           909,001
   Hutchison Telecommunications
    International, Ltd.*                                                            1,046,300         1,517,305
                                                                                                ---------------
                                                                                                      2,426,306
                                                                                                ---------------
INDONESIA -- 1.0%
   Indosat TBK PT -- ADR                                                               33,500           837,500
                                                                                                ---------------
IRELAND -- 0.9%
   CRH Ord                                                                             29,124           791,806
                                                                                                ---------------
ISRAEL -- 1.5%
   Israel Chemical, Ltd.                                                              180,621           702,131
   Machteshim-Agan Industries, Ltd.                                                   107,710           605,444
                                                                                                ---------------
                                                                                                      1,307,575
                                                                                                ---------------
ITALY -- 1.9%
   ENI SpA                                                                             56,813         1,692,551
                                                                                                ---------------
JAPAN -- 23.7%
   Hitachi Construction Machinery Co., Ltd.                                            53,700         1,028,137
   Japan Tobacco, Inc.                                                                     72         1,137,110
   Kajima Corp.                                                                       167,200           796,612
   Mitsubishi Estate                                                                   77,600         1,066,709
   Mitsubishi UFJ Financial Group, Inc.                                                   355         4,666,931
   Mitsui & Co.                                                                       104,700         1,312,676
   Murata Manufacturing Co., Ltd.                                                      26,600         1,485,601
   Nikon Corp.                                                                         88,700         1,120,685
   Nitori Co., Ltd.                                                                     5,700           478,269
   Nomura Holdings, Inc.                                                              152,400         2,367,888
   NTT DoCoMo, Inc.                                                                       705         1,256,485
   Shin-Etsu Chemical Co., Ltd.                                                        22,900         1,000,132
   Teijin, Ltd.                                                                       251,300         1,467,801
   Toyota Motor Corp.                                                                  35,400         1,624,140
                                                                                                ---------------
                                                                                                     20,809,176
                                                                                                ---------------
LUXEMBOURG -- 0.6%
   Millicom International Cellular S.A.*                                               31,000   $       571,020
                                                                                                ---------------
NETHERLANDS -- 4.0%
   Aegon NV                                                                            81,816         1,218,222
   ASML Holding NV*                                                                    48,487           798,541
   Royal Numico NV*                                                                    33,724         1,480,407
                                                                                                ---------------
                                                                                                      3,497,170
                                                                                                ---------------
NORWAY -- 3.3%
   Stolt Offshore S.A.* ##                                                            145,400         1,688,158
   Telenor ASA                                                                        139,200         1,248,134
                                                                                                ---------------
                                                                                                      2,936,292
                                                                                                ---------------
PERU -- 1.4%
   Southern Peru Copper Corp.##                                                        22,100         1,236,716
                                                                                                ---------------
REPUBLIC OF CHINA -- 4.2%
   China Shenhua Energy Co., Ltd.*                                                    672,300           788,622
   Foxconn International Holdings, Ltd.*                                            1,527,500         1,653,959
   PetroChina Co., Ltd. -- Ser H                                                    1,478,800         1,239,045
                                                                                                ---------------
                                                                                                      3,681,626
                                                                                                ---------------
SOUTH AFRICA -- 1.1%
   Harmony Gold Mining Co., Ltd. -- ADR*                                               92,000         1,006,480
                                                                                                ---------------

SOUTH KOREA -- 3.1%
   Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                                              39,630           894,196
   Kookmin Bank -- ADR                                                                 15,700           930,225
   LG Electronics, Inc.                                                                13,250           889,270
                                                                                                ---------------
                                                                                                      2,713,691
                                                                                                ---------------
SPAIN -- 2.0%
   Banco Bilbao Vizcaya Argentaria S.A.                                               101,995         1,794,136
                                                                                                ---------------
SWEDEN -- 1.3%
   Atlas Copco AB Cl. A                                                                56,800         1,102,263
                                                                                                ---------------
SWITZERLAND -- 6.7%
   ABB, Ltd.*                                                                         115,733           849,202
   Roche Holding AG-Genusschein                                                        17,671         2,464,414
   Straumann Holding AG##                                                               3,269           879,213
   UBS AG                                                                              19,481         1,662,137
                                                                                                ---------------
                                                                                                      5,854,966
                                                                                                ---------------
THAILAND -- 0.9%
   True Corp. PLC* ##                                                               4,347,300           831,031
                                                                                                ---------------
UNITED KINGDOM -- 6.3%
   Arm Holdings PLC                                                                   734,089         1,525,945
   Carphone Warehouse Group                                                           278,398           980,103
   Diageo PLC                                                                          66,801           963,148
   Intertek Group PLC                                                                  46,031           556,598
   Vodafone Group PLC                                                                 596,374         1,556,192
                                                                                                ---------------
                                                                                                      5,581,986
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $69,911,334)                                                                               84,265,535
                                                                                                ---------------
EQUITY-LINKED SECURITIES -- 2.8%

INDIA -- 1.4%
   Citigroup Bharti Televentures -- 05/31/10                                           28,467           225,658
   Merrill Lynch Bharti
    Televentures -- 08/04/06*                                                         130,700         1,036,059
                                                                                                ---------------
                                                                                                      1,261,717
                                                                                                ---------------
TAIWAN -- 1.4%
   Merrill Lynch Advanced Semiconductor
    Engineering, Inc. 01/06/10                                                        261,000           176,175
   Merrill Lynch Advanced Semiconductor
    Engineering, Inc. 10/18/05                                                      1,262,600         1,021,443
                                                                                                ---------------
                                                                                                      1,197,618
                                                                                                ---------------
TOTAL EQUITY-LINKED SECURITIES
   (Cost: $2,152,535)                                                                                 2,459,335
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 PRINCIPAL
                                                                                  AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 6.4%
MONEY MARKET FUNDS -- 4.8%
   Boston Global Investment Trust --
    Enhanced Sleeve, 3.730%**                                                    $  4,224,833   $     4,224,833
                                                                                                ---------------
TIME DEPOSITS -- 1.6%
   Wells Fargo Bank -- Grand Cayman
    3.310%, 10/01/05                                                                1,425,909         1,425,909
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $5,650,742)                                                                                 5,650,742
                                                                                                ---------------
TOTAL INVESTMENTS -- 105.1%
   (Cost: $77,714,611)                                                                               92,375,612
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (5.1%)                                                                            (4,444,518)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $    87,931,094
                                                                                                ===============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.
ADR -- American Depository Receipt

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                                                PERCENT OF
INDUSTRY                                                                        NET ASSETS
--------                                                                      --------------
Basic Materials                                                                    8.3%
Communications                                                                    20.4
Consumer, Cyclical                                                                 9.1
Consumer, Non-cyclical                                                            13.2
Energy                                                                             9.1
Financial                                                                         20.5
Industrial                                                                        12.0%
Technology                                                                         5.1
Utilities                                                                          1.0
Short Term Investments                                                             6.4
Liabilities in excess of other assets                                             (5.1)
                                                                                 -----
NET ASSETS                                                                       100.0%
                                                                                 =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL GROWTH OPPORTUNITIES FUND

   MANAGEMENT TEAM: VINCENT WILLYARD, CFA, Lead Portfolio Manager; JASON CAMPBELL, Investment Analyst; JAMES FERNANDES, CFA, CPA, Investment Analyst; MICHAEL J. FREDERICKS, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; BARRY KENDALL, Investment Analyst; FLORA KIM, Investment Analyst; PASHA MISSAGHI, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; SCOTT R. WILLIAMS, Investment Analyst

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The International Growth Opportunities Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations predominantly in the bottom 25% of publicly traded companies as measured by the market capitalization in each country.

   MARKET OVERVIEW: International small-cap stocks, as measured by the Citigroup World ex-U.S. EMI, rose 10.38% during the six months ended September 30, 2005. Growth and value shares performed in line with one another, a welcome sign for growth investors after several years of value leadership.

   During the period, a generally favorable global economic and earnings climate overcame a number of worries, including the London bombings, soaring energy prices and dissent over the new European Union constitution. In addition, investors reacted positively to news that China revalued its currency higher against the U.S. dollar. The move was viewed as a small step in the right direction toward correcting a global trade imbalance with China.

   Among international small-cap stocks, returns were strong across countries. Equities in resource-rich markets, such as Norway and Canada, did especially well amid a rise in commodity prices. Japanese shares also outperformed, lifted by a number of favorable events. Pro-reform Prime Minister Koizumi was reelected by a landslide, business confidence improved and Tokyo land prices rose for the first time in fifteen years.

   PERFORMANCE: The Fund's Class I shares gained 12.03% from April 1 through September 30, 2005. This compared favorably to the Citigroup World ex-U.S. EMI Growth, up 10.36%, and the Citigroup World ex-U.S. EMI, which rose 10.38%.

   PORTFOLIO SPECIFICS: Like the international small-cap market, the Fund's gains were broad-based. Holdings in the majority of countries rose, as did positions in every sector except consumer staples.

   Relative to the Citigroup World ex-U.S. EMI Growth, strong performance was driven by stock selection in Japan and the consumer discretionary and materials sectors. Two of the portfolio's best-performing stocks were Japan-based Haseko, a condominium construction company, and Japan-based Toho Titanium, a titanium producer. Haseko benefited from buoyant orders and the operation of a new railway line near several of its projects. Toho Titanium experienced strong demand from the global aerospace industry for the light metal it manufactures. Other notable areas of relative strength were issue selection in Spain and overweight positions in Norway and Japan. The main source of weakness versus the benchmark was stock selection in industrials.

   At period-end, the Fund was overweight those areas showing the strongest growth potential: Japan, materials, energy and information technology.

   MARKET OUTLOOK: While energy prices remain a concern, several factors bode well for non-U.S. small-cap stocks. For example:

   -  Recent economic reports across the globe have been biased toward strength

   - Corporate profit growth peaked in mid-2004, making year-over-year earnings growth comparisons easier

   - A global interest-rate easing cycle has begun, as many central banks have cut rates

   Over the rest of 2005 and beyond, our focus on investing in companies poised to outpace growth expectations should continue to benefit the Fund.

INTERNATIONAL GROWTH OPPORTUNITIES FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL GROWTH OPPORTUNITIES FUND CLASS I AND II SHARES WITH THE CITIGROUP WORLD EX-U.S. EMI, AND CITIGROUP WORLD EX-U.S. EMI GROWTH.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                     SINCE
          1 YEAR               5 YEARS             INCEPTION
          34.04%                2.99%               18.02%

                       INTERNATIONAL GROWTH OPPORTUNITIES         CITIGROUP WORLD         CITIGROUP WORLD
                              FUND CLASS I SHARES                   EX-U.S. EMI          EX-U.S. EMI GROWTH
12/31/1997                         $   250,000                       $  250,000              $  250,000
 1/31/1998                         $   255,925                       $  260,428              $  260,950
 2/28/1998                         $   282,388                       $  279,858              $  279,295
 3/31/1998                         $   312,914                       $  293,018              $  292,170
 4/30/1998                         $   329,717                       $  295,252              $  294,595
 5/31/1998                         $   337,861                       $  300,749              $  300,752
 6/30/1998                         $   338,706                       $  291,970              $  293,414
 7/31/1998                         $   345,785                       $  289,960              $  292,622
 8/31/1998                         $   291,151                       $  254,381              $  255,547
 9/30/1998                         $   287,162                       $  247,749              $  247,982
10/31/1998                         $   298,562                       $  265,256              $  264,572
11/30/1998                         $   319,342                       $  273,760              $  274,626
12/31/1998                         $   340,834                       $  280,374              $  282,892
 1/31/1999                         $   367,760                       $  279,515              $  284,844
 2/28/1999                         $   360,773                       $  274,086              $  279,034
 3/31/1999                         $   369,179                       $  284,394              $  289,274
 4/30/1999                         $   391,219                       $  299,804              $  303,015
 5/31/1999                         $   376,000                       $  291,936              $  295,136
 6/30/1999                         $   417,586                       $  301,883              $  306,174
 7/31/1999                         $   453,582                       $  313,187              $  318,023
 8/31/1999                         $   483,110                       $  318,032              $  324,829
 9/30/1999                         $   497,458                       $  317,276              $  325,771
10/31/1999                         $   531,385                       $  314,115              $  325,966
11/30/1999                         $   653,072                       $  324,835              $  350,121
12/31/1999                         $   777,547                       $  346,275              $  383,347
 1/31/2000                         $   801,962                       $  337,720              $  376,485
 2/29/2000                         $ 1,013,680                       $  351,859              $  408,712
 3/31/2000                         $   900,047                       $  353,285              $  400,293
 4/30/2000                         $   807,882                       $  331,707              $  371,992
 5/31/2000                         $   756,016                       $  325,969              $  357,782
 6/30/2000                         $   815,288                       $  347,100              $  378,891
 7/31/2000                         $   792,215                       $  335,194              $  365,630
 8/31/2000                         $   830,717                       $  345,502              $  380,986
 9/30/2000                         $   779,046                       $  328,821              $  357,784
10/31/2000                         $   718,904                       $  310,662              $  328,983
11/30/2000                         $   649,601                       $  297,880              $  300,394
12/31/2000                         $   683,121                       $  310,524              $  310,427
 1/31/2001                         $   669,322                       $  313,582              $  314,090
 2/28/2001                         $   626,820                       $  301,264              $  290,533
 3/31/2001                         $   559,750                       $  277,434              $  262,933
 4/30/2001                         $   593,727                       $  297,243              $  283,100
 5/31/2001                         $   589,571                       $  296,530              $  280,297
 6/30/2001                         $   560,210                       $  285,884              $  264,460
 7/31/2001                         $   546,205                       $  278,394              $  254,860
 8/31/2001                         $   525,067                       $  277,476              $  249,891
 9/30/2001                         $   471,090                       $  241,848              $  217,255
10/31/2001                         $   488,520                       $  251,812              $  230,029
11/30/2001                         $   497,949                       $  261,406              $  239,599
12/31/2001                         $   504,820                       $  261,824              $  239,934
 1/31/2002                         $   491,291                       $  255,855              $  232,160
 2/28/2002                         $   494,976                       $  260,613              $  233,275
 3/31/2002                         $   521,606                       $  277,553              $  249,441
 4/30/2002                         $   524,109                       $  283,160              $  250,937
 5/31/2002                         $   534,434                       $  293,722              $  257,788
 6/30/2002                         $   509,423                       $  283,118              $  245,414
 7/31/2002                         $   466,478                       $  258,374              $  222,762
 8/31/2002                         $   461,441                       $  256,591              $  220,713
 9/30/2002                         $   418,988                       $  233,241              $  200,209
10/31/2002                         $   420,371                       $  237,580              $  205,194
11/30/2002                         $   432,772                       $  246,180              $  213,340
12/31/2002                         $   427,016                       $  242,733              $  208,561
 1/31/2003                         $   411,643                       $  237,248              $  202,576
 2/28/2003                         $   404,975                       $  233,428              $  198,747
 3/31/2003                         $   399,224                       $  231,887              $  197,177
 4/30/2003                         $   432,280                       $  254,659              $  216,382
 5/31/2003                         $   470,147                       $  276,279              $  235,250
 6/30/2003                         $   479,785                       $  285,673              $  242,120
 7/31/2003                         $   495,618                       $  295,214              $  248,754
 8/31/2003                         $   523,868                       $  308,942              $  258,903
 9/30/2003                         $   533,036                       $  323,307              $  272,107
10/31/2003                         $   590,178                       $  346,585              $  291,835
11/30/2003                         $   598,204                       $  352,339              $  296,037
12/31/2003                         $   633,079                       $  373,655              $  313,177
 1/31/2004                         $   655,111                       $  386,546              $  323,387
 2/29/2004                         $   669,130                       $  398,761              $  333,962
 3/31/2004                         $   675,554                       $  408,810              $  342,378
 4/30/2004                         $   656,706                       $  397,036              $  332,175
 5/31/2004                         $   655,130                       $  398,426              $  334,666
 6/30/2004                         $   680,811                       $  412,371              $  344,070
 7/31/2004                         $   648,676                       $  396,288              $  328,828
 8/30/2004                         $   648,936                       $  399,142              $  330,834
 9/30/2004                         $   673,271                       $  412,673              $  342,214
10/31/2004                         $   689,362                       $  425,672              $  352,686
11/30/2004                         $   746,234                       $  459,002              $  377,797
12/31/2004                         $   778,024                       $  480,988              $  395,252
 1/31/2005                         $   780,592                       $  486,760              $  398,690
 2/28/2005                         $   825,007                       $  509,686              $  416,273
 3/31/2005                         $   805,867                       $  498,932              $  406,990
 4/30/2005                         $   778,951                       $  483,216              $  394,861
 5/31/2005                         $   787,675                       $  486,115              $  396,836
 6/30/2005                         $   805,162                       $  496,080              $  405,765
 7/31/2005                         $   830,685                       $  514,683              $  420,818
 8/31/2005                         $   848,877                       $  530,072              $  434,032
 9/30/2005                         $   902,781                       $  550,745              $  449,180

                                                       SINCE
           1 YEAR               5 YEARS              INCEPTION
           34.26%                3.06%                 18.08%

[CHART]

                                                                  CITIGROUP WORLD         CITIGROUP WORLD
                                  FUND CLASS II                     EX-U.S. EMI          EX-U.S. EMI GROWTH
 6/30/2003                         $   250,000                       $  250,000              $  250,000
 9/30/2003                         $   277,871                       $  282,935              $  280,963
12/31/2003                         $   330,263                       $  326,996              $  323,371
 3/31/2004                         $   352,512                       $  357,761              $  353,521
 6/30/2004                         $   355,383                       $  360,877              $  355,269
 9/30/2004                         $   351,435                       $  361,141              $  353,353
12/31/2004                         $   406,115                       $  420,926              $  408,116
 3/31/2005                         $   420,562                       $  436,629              $  420,236
 6/30/2005                         $   420,194                       $  434,133              $  418,971
 9/30/2005                         $   471,139                       $  481,972              $  463,800

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I and II shares compared with the Citigroup World ex-U.S. EMI Index and Citigroup World ex-U.S. EMI Growth Index for the periods indicated. Class I and II shares have a shareholder services fee of up to .25% of their average daily net assets. The Fund's Class III-IV shares are new and have no prior performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The NicholasApplegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results. The Citigroup World ex-U.S. Extended Market Index ("EMI") is a world market capitalization weighted index measuring capital appreciation excluding the U.S. The EMI index is comprised of companies in the bottom 20% of any given country's available market capitalization. Major corporate events such as extraordinary dividends, spin-offs, scrip issues in other securities, and shares repurchased via tender offers are accounted for in the calculation. The Citigroup World ex-U.S. EMI Growth covers only those companies in each country that exhibit growth characteristics relative to other companies in the same country according to a multivariable formula. The indices are unmanaged and do not include non-extraordinary dividends. The unmanaged indices differ from the Fund in composition, do not pay management fees or expenses, and include reinvested dividends. One can not invest directly in an index. Going forward, Fund performance will be compared to Citigroup World EMI Growth because its composition more closely matches that of the Fund.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                                                   NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.6%

BELGIUM -- 3.5%
   SBS Broadcasting S.A.*                                                              28,500   $     1,549,260
   Union Miniere S.A.                                                                  23,566         2,578,420
                                                                                                ---------------
                                                                                                      4,127,680
                                                                                                ---------------
CANADA -- 1.2%
   IPSCO, Inc.                                                                         20,000         1,424,436
                                                                                                ---------------
DENMARK -- 0.8%
   Jyske Bank*                                                                         17,800           901,546
                                                                                                ---------------
FINLAND -- 4.0%
   Nokian Renkaat OYJ##                                                                98,650         2,344,256
   Yit-Yhtyma OYJ                                                                      56,350         2,398,225
                                                                                                ---------------
                                                                                                      4,742,481
                                                                                                ---------------
FRANCE -- 5.5%
   Axalto Holding NV*                                                                  33,205         1,222,226
   Compagnie Generale de
    Geophysique S.A.* ##                                                               10,755         1,126,812
   Gemplus International S.A.*                                                        571,068         1,583,569
   Generale De Sante                                                                   41,900         1,520,049
   Neopost S.A.                                                                        12,079         1,174,509
                                                                                                ---------------
                                                                                                      6,627,165
                                                                                                ---------------
GERMANY -- 8.9%
   Adva AG Optical Networking* ##                                                      88,856           675,986
   Heidelberger Druckmaschinen AG##                                                    29,647         1,019,058
   Hypo Real Estate Holding AG                                                         56,858         2,883,248
   Interhyp AG*                                                                         2,042           126,790
   IVG Immobilien AG                                                                   56,622         1,167,012
   Schwarz Pharma AG                                                                   23,325         1,441,804
   Stada Arzneimittel AG##                                                             49,935         1,794,083
   Sunways AG* ##                                                                      86,882         1,555,527
                                                                                                ---------------
                                                                                                     10,663,508
                                                                                                ---------------
INDIA -- 1.0%
   Satyam Computer Services,
    Ltd. -- ADR                                                                        38,100         1,151,382
                                                                                                ---------------
IRELAND -- 2.8%
   FBD Holdings PLC                                                                    27,692         1,106,440
   Kingspan Group PLC                                                                 169,457         2,175,857
                                                                                                ---------------
                                                                                                      3,282,297
                                                                                                ---------------
ISRAEL -- 1.3%
   Israel Chemical, Ltd.                                                              393,094         1,528,082
                                                                                                ---------------
ITALY -- 3.3%
   Buzzi Unicem SpA##                                                                  94,106         1,484,042
   Davide Campari-Milano SpA                                                          173,129         1,302,494
   Milano Assicurazioni                                                               162,687         1,153,325
                                                                                                ---------------
                                                                                                      3,939,861
                                                                                                ---------------
JAPAN -- 31.4%
   Disco Corp.                                                                         42,300         1,761,566
   E*Trade Securities Co., Ltd.                                                           420         1,849,126
   Haseko Corp.* ##                                                                   352,500         1,091,649
   Hitachi Construction Machinery
    Co., Ltd.                                                                         114,200         2,186,465
   Jafco Co., Ltd.##                                                                   40,400         2,648,421
   Japan General Estate Co., Ltd.##                                                    47,000           617,046
   Japan Steel Works, Ltd.                                                            341,000         1,269,649
   Komeri Co., Ltd.                                                                    34,700         1,132,787
   Marubeni Corp.                                                                     356,000         1,658,444
   Mitsui Mining & Smelting Co., Ltd.                                                 266,000         1,546,621
   Neomax Co., Ltd.                                                                    48,000         1,363,685
   Nippon Electric Glass Co., Ltd.                                                     50,000           902,153
   Nishi-Nippon City Bank, Ltd.                                                       268,000         1,331,251
   Nisshin Steel Co., Ltd.                                                            427,000         1,476,831
   Pacific Management Corp.                                                               455         1,878,772
   Point Inc.                                                                          22,900         1,171,873
   Taiheiyo Cement Corp.                                                              454,000         1,698,394
   Takeuchi Mfg Co., Ltd.                                                               5,900   $       369,075
   Toho Titanium Co., Ltd.                                                             42,400         2,540,109
   Tokuyama Corporation                                                               254,000         2,492,041
   Tokyu Land Corp.                                                                   213,000         1,377,528
   UFJ Nicos Co., Ltd.                                                                249,000         2,111,249
   Ushio, Inc.                                                                         81,000         1,647,301
   Zeon Corp.                                                                         113,000         1,236,280
                                                                                                ---------------
                                                                                                     37,358,316
                                                                                                ---------------
MEXICO -- 1.2%
   Corporacion Geo S.A. Cl. B*                                                        469,400         1,458,217
                                                                                                ---------------
NETHERLANDS -- 3.2%
   IHC Caland NV                                                                       14,858         1,243,200
   Koninklijke Bam Groep NV                                                            15,383         1,416,954
   Koninklijke Wessanen NV                                                             69,168         1,182,454
                                                                                                ---------------
                                                                                                      3,842,608
                                                                                                ---------------
NORWAY -- 9.8%
   Det Norske Oljeselskap ASA                                                         265,500         1,680,663
   Fast Search & Transfer ASA*                                                        335,000         1,268,259
   Fjord Seafood ASA*                                                                 806,000           516,389
   Fred Olsen Energy ASA*                                                              72,200         2,290,728
   Smedvig ASA Cl. A##                                                                 22,600           555,968
   Stolt Offshore S.A.*                                                               113,200         1,314,302
   Tandberg Television ASA* ##                                                        124,000         1,620,251
   TGS Nopec Geophysical Co. ASA*                                                      56,250         2,422,674
                                                                                                ---------------
                                                                                                     11,669,234
                                                                                                ---------------
REPUBLIC OF CHINA -- 0.6%
   AAC Acoustic Technology
    Holdings, Ltd.*                                                                 1,360,000           727,530
                                                                                                ---------------
SINGAPORE -- 3.7%
   Capitaland, Ltd.                                                                   454,000           843,776
   Singapore Petroleum Co., Ltd.                                                      353,000         1,232,732
   Starhub, Ltd.                                                                    1,219,000         1,457,460
   Stats ChipPac, Ltd.*                                                             1,375,000           846,404
                                                                                                ---------------
                                                                                                      4,380,372
                                                                                                ---------------
SOUTH KOREA -- 1.3%
   Industrial Bank of Korea                                                           126,770         1,606,687
                                                                                                ---------------
SPAIN -- 3.3%
   Fadesa Inmobiliaria S.A.                                                            50,054         1,804,393
   Red Electrica De Espana S.A.                                                        74,283         2,127,034
                                                                                                ---------------
                                                                                                      3,931,427
                                                                                                ---------------
SWITZERLAND -- 3.4%
   Kudelski SA-Bearer                                                                  26,962         1,067,605
   Phonak Holding AG                                                                   49,091         2,111,380
   Ypsomed Holding AG*                                                                  7,631           864,166
                                                                                                ---------------
                                                                                                      4,043,151
                                                                                                ---------------
TAIWAN -- 1.7%
   ASE Test, Ltd.*                                                                    145,700           913,539
   Yageo Corp.*                                                                     3,263,000         1,106,168
                                                                                                ---------------
                                                                                                      2,019,707
                                                                                                ---------------
TURKEY -- 1.2%
   Finansbank AS*                                                                     264,590         1,415,603
                                                                                                ---------------
UNITED KINGDOM -- 4.5%
   Isoft Group PLC                                                                    148,079         1,131,694
   Michael Page International                                                         255,941         1,113,851
   Mytravel Group PLC*                                                                453,399         1,594,190
   Tullow Oil PLC                                                                     197,904           910,292
   Venture Production PLC*                                                             81,736           696,968
                                                                                                ---------------
                                                                                                      5,446,995
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $93,804,836)                                                                              116,288,285
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 PRINCIPAL
                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 12.4%

MONEY MARKET FUNDS -- 9.8%
   Boston Global Investment Trust --
    Enhanced Sleeve, 3.730%**                                                      11,687,093   $    11,687,093
                                                                                                ---------------
TIME DEPOSITS -- 2.6%
   Wells Fargo Bank -- Grand Cayman
    3.310%, 10/01/05                                                                3,042,368         3,042,368
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $14,729,461)                                                                               14,729,461
                                                                                                ---------------
TOTAL INVESTMENTS -- 110.0%
   (Cost: $108,534,297)                                                                             131,017,746
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (10.0%)                                                                          (11,920,838)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $   119,096,908
                                                                                                ===============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.
ADR -- American Depository Receipt

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                       PERCENT OF
INDUSTRY                                               NET ASSETS
--------                                               ----------
Basic Materials                                              12.5%
Communications                                                7.1
Consumer, Cyclical                                            8.9
Consumer, Non-cyclical                                       11.1
Energy                                                       10.4
Financial                                                    19.1
Industrial                                                   19.4
Technology                                                    7.9
Utilities                                                     1.9
Short Term Investments                                       11.7
Liabilities in excess of other assets                       (10.0)
                                                            -----
NET ASSETS                                                  100.0%
                                                            =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS OPPORTUNITIES FUND

   MANAGEMENT TEAM: JOSEPH DEVINE, Lead Portfolio Manager; VINCENT WILLYARD, CFA, Portfolio Manager; JASON CAMPBELL, Investment Analyst; JAMES FERNANDES, CFA, CPA, Investment Analyst; MICHAEL J. FREDERICKS, Investment Analyst; BARRY KENDALL, Investment Analyst; FLORA KIM, Investment Analyst; PASHA MISSAGHI, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; SCOTT R. WILLIAMS, Investment Analyst

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The Emerging Markets Opportunities Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world, emphasizing companies with market capitalizations that are generally less than that of the top fifty securities in the MSCI Emerging Markets Index.

   MARKET OVERVIEW: Driven by investors' increased appetites for risk, emerging market equities posted impressive gains from April 1 through September 30, 2005. In local currency terms, returns were highest in emerging Europe, where companies continued to benefit from integration with the European Union. Strong demand for shares of businesses in the region contributed to the favorable climate. During the first eight months of 2005, Western European firms announced or completed the acquisition of a record $25 billion of emerging European equities.

   In Latin America, Brazilian stocks moved sharply higher despite a series of political scandals. Investors shrugged off the political misfortunes, focusing instead on the country's strong economy, which has been helped by high prices for commodity exports. In Mexico, the world's fourth-largest oil producer, equities benefited from rising energy prices and a drop in the central bank's benchmark lending rate.

   India was one of the best-performing countries in the Asia-Pacific region. Stock prices rose amid strength in industrial production, buoyant exports and high business confidence.

   PERFORMANCE: The Fund's Class I shares gained 22.88% during the six months ended September 30, 2005. The MSCI Emerging Markets Index increased 23.12%.

   PORTFOLIO SPECIFICS: The Fund participated in this period's strong rally, with stocks in nearly every country and sector of investment registering increases. On a comparative basis, the Fund kept pace with the rapidly rising market, performing in line with the benchmark.

   Holdings in South Korea, China and the information technology and industrials sectors had the largest positive impact on relative performance, primarily due to favorable stock selection. Issue selection in Thailand and Mexico was a source of relative weakness, as was an underweight in energy.

   Top-performing stocks this period included Hyundai Engineering & Construction, a South Korean construction company that experienced a surge in orders, and Caemi Mineracao, a Brazilian iron ore producer benefiting from strong demand from China and India. China-based Foxconn International, a communications equipment manufacturer, was another strong performer. The company reported better-than-expected earnings driven by margin expansion.

   MARKET OUTLOOK: High global energy prices, rising interest rates in many countries and recent strong equity performance make us cautious on emerging markets over the coming months. Our longer-term outlook remains positive, however, since developing nations continue to benefit from improved domestic consumption and development. We are particularly enthusiastic about the return potential of stocks in Brazil, where we expect interest rates to fall, the currency to be stable and consumer growth to continue to fuel a strong economy.

   In both the near and long term, we remain confident that our bottom-up stock selection process will continue to uncover attractive investment opportunities for the Fund.

EMERGING MARKETS OPPORTUNITIES FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING MARKETS OPPORTUNITIES FUND CLASS I SHARES WITH THE MSCI EM INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                  SINCE
                   1 YEAR                       INCEPTION
                   45.19%                         38.74%

                    EMERGING MARKETS OPPORTUNITIES
                          FUND CLASS I SHARES            MSCI EM INDEX
 3/27/2004                    $  250,000                  $  250,000
 5/31/2004                    $  249,250                  $  249,200
 6/30/2004                    $  249,250                  $  250,346
 7/31/2004                    $  242,296                  $  245,915
 8/30/2004                    $  254,193                  $  256,219
 9/30/2004                    $  265,352                  $  271,029
10/31/2004                    $  274,029                  $  277,533
11/30/2004                    $  300,061                  $  303,233
12/31/2004                    $  314,734                  $  317,849
 1/31/2005                    $  313,979                  $  318,866
 2/28/2005                    $  339,788                  $  346,862
 3/31/2005                    $  313,489                  $  324,004
 4/30/2005                    $  305,557                  $  315,353
 5/31/2005                    $  314,755                  $  326,453
 6/30/2005                    $  325,677                  $  337,716
 7/31/2005                    $  348,995                  $  361,626
 8/31/2005                    $  350,251                  $  364,881
 9/30/2005                    $  385,241                  $  398,888

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the MSCI Emerging Markets ("EM") Index for the periods indicated. Class I shares have a shareholder services fee of up to ..25% of their average daily net assets. Performance is shown for Class I shares only. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI Emerging Markets Index ("EM") is a market capitalization weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

EMERGING MARKETS OPPORTUNITES FUND

                                                                                   NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 91.9%

ARGENTINA -- 1.6%
   BBVA Banco Frances S.A. -- ADR* ##                                                  32,400   $       252,072
   Petrobas Energia
    Participaciones S.A. -- ADR*                                                        8,400           135,576
                                                                                                ---------------
                                                                                                        387,648
                                                                                                ---------------
BRAZIL -- 9.9%
   All America Latina Logistica S.A.*                                                   5,040           200,770
   Cyrela Brazil Realty                                                                36,200           299,813
   Gerdau S.A. -- ADR                                                                  12,200           182,146
   Gol Linhas Aereas
    Inteligentes S.A. -- ADR*                                                           3,800           123,310
   Localiza Rent A Car                                                                 21,500           179,034
   Natura Cosmeticos S.A.                                                               6,800           272,410
   Petroleo Brasileiro S.A. -- ADR                                                      2,600           165,750
   Petroleo Brasileiro S.A. -- ADR                                                      5,000           357,450
   Tim Participacoes S.A. -- ADR                                                       13,442           249,752
   Uniao de Bancos
    Brasileiros S.A. -- GDR                                                             4,300           226,180
   Unibanco-Uniao de Bancos
    Brasileiros S.A.                                                                   10,100           107,926
                                                                                                ---------------
                                                                                                      2,364,541
                                                                                                ---------------
EGYPT -- 1.7%
   Egyptian Mobile Phone                                                                4,712           164,642
   Orascom Telecom Holding                                                              2,415           236,469
                                                                                                ---------------
                                                                                                        401,111
                                                                                                ---------------
HONG KONG -- 2.5%
   Hengan Intl Group Co., Ltd                                                         290,000           276,627
   Hutchison Telecommunications
    International, Ltd.*                                                              215,000           311,785
                                                                                                ---------------
                                                                                                        588,412
                                                                                                ---------------
HUNGARY -- 1.7%
   Borsodchem RT                                                                       12,944           148,167
   Gedeon Richter RT                                                                    1,370           247,505
                                                                                                ---------------
                                                                                                        395,672
                                                                                                ---------------
INDIA -- 2.8%
   India Tobacco, Ltd. -- GDR 144A#                                                    96,000           298,560
   Reliance Industries -- GDR 144A#                                                     8,273           297,993
   Satyam Computer
    Services, Ltd. -- ADR                                                               2,700            81,594
                                                                                                ---------------
                                                                                                        678,147
                                                                                                ---------------
ISRAEL -- 3.0%
   Bank Hapoalim, Ltd.                                                                 64,057           249,149
   Israel Chemical, Ltd.                                                               58,463           227,264
   Machteshim-Agan
    Industries, Ltd.                                                                   23,053           129,582
   Retalix, Ltd.*                                                                       4,298           102,378
                                                                                                ---------------
                                                                                                        708,373
                                                                                                ---------------
MALAYSIA -- 1.9%
   Commerce Asset Holding Berhad                                                      179,100           266,108
   IOI Corp. Berhad                                                                    61,200           193,229
                                                                                                ---------------
                                                                                                        459,337
                                                                                                ---------------
MEXICO -- 8.6%
   Cintra S.A.*                                                                       294,800           218,701
   Controladora Comercial
    Mexicana S.A. de C.V.##                                                           183,700           289,255
   Corporacion Geo S.A. Cl. B*                                                         92,700           287,978
   Empresas Ica Soc Controladora*                                                     570,400           217,398
   Grupo Carso S.A. de C.V. Cl. A                                                     117,605           260,105
   Grupo Financiero
    Banorte S.A. de C.V.                                                               43,705           389,564
   Industrias Penoles S.A. de C.V.##                                                   29,800           132,645
   Sare Holding S.A. de C.V. Cl. B*                                                   257,833           243,878
                                                                                                ---------------
                                                                                                      2,039,524
                                                                                                ---------------
OMAN -- 1.0%
   Bank Muscat Saog -- GDR 144A* #                                                      9,100   $       228,592
                                                                                                ---------------
PERU -- 1.1%
   Southern Peru Copper Corp.                                                           4,700           263,012
                                                                                                ---------------
PHILIPPINES -- 0.9%
   Philippine Long Distance
    Telephone Co. -- ADR                                                                7,100           216,195
                                                                                                ---------------
POLAND -- 2.8%
   BRE Bank S.A.*                                                                       2,722           129,922
   Grupa Lotos S.A.*                                                                   23,872           312,422
   Orbis S.A.                                                                          14,214           140,503
   Telekomunikacja Polska S.A.                                                         11,851            92,694
                                                                                                ---------------
                                                                                                        675,541
                                                                                                ---------------
REPUBLIC OF CHINA -- 5.3%
   Celestial Nutrifoods, Ltd*                                                         814,000           224,037
   China Shenhua Energy Co., Ltd.*                                                    254,300           298,299
   Foxconn International Holdings, Ltd.*                                              419,100           453,797
   Jiangsu Express Co., Ltd.                                                          491,300           292,902
                                                                                                ---------------
                                                                                                      1,269,035
                                                                                                ---------------
RUSSIAN FEDERATION -- 2.4%
   LUKOIL Oil Co. -- ADR+                                                               6,200           358,050
   RAO Unified Energy System -- GDR*+                                                   2,242            86,990
   Surgutneftegaz -- ADR+                                                               1,500           129,000
                                                                                                ---------------
                                                                                                        574,040
                                                                                                ---------------
SOUTH AFRICA -- 13.4%
   African Bank Investment, Ltd.                                                      110,319           368,731
   City Lodge Hotels, Ltd                                                               2,954            17,888
   Edgars Consolidated Stores                                                          34,699           173,285
   Ellerine Holdings, Ltd.                                                             15,773           156,571
   FirstRand                                                                           59,420           158,417
   Impala Platinum Holdings, Ltd.                                                       1,856           211,065
   Imperial Holdings, Ltd                                                               8,962           187,481
   Kumba Resources, Ltd.                                                               20,190           312,804
   Metropolitan Holdings, Ltd.                                                        133,150           232,887
   Nasionale Pers Beperk                                                               15,707           256,912
   Pretoria Portland Cement Co., Ltd.                                                   4,420           202,309
   Sasol, Ltd.                                                                         10,340           400,576
   Sun International, Ltd                                                              19,551           241,401
   Wilson Bayly Holmes-Ovcon, Ltd.                                                     44,926           271,349
                                                                                                ---------------
                                                                                                      3,191,676
                                                                                                ---------------
SOUTH KOREA -- 16.8%
   Cheil Industries, Inc.                                                              13,630           293,146
   Daishin Securities Co., Ltd.                                                        26,020           430,960
   GS Home Shopping, Inc.                                                               3,021           314,428
   Hynix Semiconductor, Inc.*                                                          13,630           300,999
   Hyundai Engineering & Construction*                                                 13,360           423,313
   Industrial Bank of Korea                                                            28,500           361,210
   Kia Motors Corp.                                                                    12,330           230,855
   LG Electronics, Inc.                                                                 4,850           325,507
   NHN Corp.*                                                                           2,609           444,645
   Pohang Iron & Steel Co., Ltd.                                                          700           157,273
   Samsung SDI Co., Ltd.                                                                2,310           240,648
   Shinhan Financial Group Co., Ltd.                                                   14,100           491,435
                                                                                                ---------------
                                                                                                      4,014,419
                                                                                                ---------------
TAIWAN -- 10.7%
   Acer, Inc.                                                                         121,340           241,324
   Advanced Semiconductor
    Engineering, Inc.                                                                 340,943           230,134
   ASE Test, Ltd.*                                                                     53,000           332,310
   Au Optronics Corp. -- ADR                                                            8,348           108,190
   Catcher Technology Co., Ltd.                                                        34,000           246,403
   Cathay Financial Holding Co., Ltd.                                                 130,000           242,485
   E.Sun Financial Holding Co., Ltd.                                                    9,090             6,204
   Eva Airways Corp.                                                                    1,350               535
   Fubon Financial Holding Corp.                                                      217,000           198,786
   Lite-On Technology Corp.                                                             4,220             4,711

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                   NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

TAIWAN (CONTINUED)
   Siliconware Precision Industries Co.                                               370,871   $       374,386
   Topco Scientific Co., Ltd.                                                          61,000           189,330
   Yageo Corp.*                                                                     1,119,000           379,345
   Yuanta Core Pacific Securities Co., Ltd.                                             2,297             1,467
                                                                                                ---------------
                                                                                                      2,555,610
                                                                                                ---------------
THAILAND -- 0.7%
   Siam Cement PCL -- NVDR                                                             30,600           174,367
                                                                                                ---------------
TURKEY -- 2.6%
   Akcansa Cimento AS                                                                  22,549           121,479
   Hurriyet Gazetecilik AS                                                             59,141           175,786
   Turkiye Garanti Bankasi AS*                                                        103,875           310,294
                                                                                                ---------------
                                                                                                        607,559
                                                                                                ---------------
UNITED STATES -- 0.5%
   NII Holdings, Inc. Cl. B*                                                            1,500           126,675
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $15,069,281)                                                                               21,919,486
                                                                                                ---------------

PREFERRED STOCK -- 4.5%

BRAZIL -- 4.0%
   Caemi Mineracao E Metalurgica S.A.                                                 289,200           460,814
   Sadia S.A.                                                                          58,000           174,915
   Suzano Petroquimica S.A.                                                            83,100           203,107
   Usinas Siderurgicas de
    Minas Gerais S.A. Cl. A                                                             5,700           133,158
                                                                                                ---------------
                                                                                                        971,994
                                                                                                ---------------
SOUTH KOREA -- 0.5%
   Hyundai Motor Co., Ltd.                                                              2,210           117,131
                                                                                                ---------------
TOTAL PREFERRED STOCK
   (Cost: $583,067)                                                                                   1,089,125
                                                                                                ---------------

EQUITY-LINKED SECURITIES -- 4.7%

INDIA -- 4.2%
   Merrill Lynch Bharti
    Televentures -- 08/04/06*                                                          41,242           326,925
   Merrill Lynch Associated
    Cement Co. -- 07/28/06                                                             24,857           275,490
   UBS AG London Bharat
    Petroleum Corp. -- 02/09/06                                                        16,559           152,243
   UBS AG Satyam Computer
    Services, Ltd. -- 01/10/06                                                         20,077           255,761
                                                                                                ---------------
                                                                                                      1,010,419
                                                                                                ---------------
SOUTH KOREA -- 0.5%
   Credit Suisse FB LG
    Electronics, Inc. -- 05/23/08*                                                      1,570   $       105,371
                                                                                                ---------------
TOTAL EQUITY-LINKED SECURITIES
   (Cost: $712,447)                                                                                   1,115,790
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.0%

MONEY MARKET FUNDS -- 1.7%
   Boston Global Investment Trust --
    Enhanced Sleeve, 3.730%**                                                 $       405,023           405,023
                                                                                                ---------------
TIME DEPOSITS -- 0.3%
   Brown Brothers Harriman & Co.
    3.310%, 10/01/05                                                                   73,476            73,476
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $478,499)                                                                                     478,499
                                                                                                ---------------
TOTAL INVESTMENTS -- 103.1%
   (Cost: $16,843,294)                                                                               24,602,900

LIABILITIES IN EXCESS
   OF OTHER ASSETS -- (3.1%)                                                                           (749,625)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $    23,853,275
                                                                                                ===============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.
# 144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at September 30, 2005 was $825,145 or 3.46% of net assets.
+ Illiquid securities. Total cost of illiquid securities as of September 30, 2005 was $220,189. The total market value of illiquid securities owned at September 30, 2005 was $574,040 or 2.41% of net assets.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
NVDR -- Non Voting Depository Receipt

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                               PERCENT OF
INDUSTRY                                                       NET ASSETS
--------                                                       ----------
Basic Materials                                                   12.0%
Communications                                                    12.8
Consumer, Cyclical                                                10.9
Consumer, Non-cyclical                                             9.0
Diversified                                                        2.9
Energy                                                             9.1
Financial                                                         21.9
Industrial                                                        13.8%
Technology                                                         8.3
Utilities                                                          0.4
Short Term Investments                                             2.0
Liabilities in excess of other assets                             (3.1)
                                                                 -----
NET ASSETS                                                       100.0%
                                                                 =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL SYSTEMATIC FUND

   MANAGEMENT TEAM: DAVID VAUGHN, CFA, Lead Portfolio Manager; STACEY R. NUTT, PH.D., Portfolio Manager; ZHUANXIN DING, PH.D., Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The International Systematic Fund seeks to maximize long-term capital appreciation through investments primarily in companies located in the developed countries represented in the MSCI EAFE Index. The Investment Adviser identifies investment opportunities using a quantitative model that integrates stock, sector, country and currency selection decisions.

   MARKET OVERVIEW: Equity markets in developed non-U.S. countries turned in strong performance from July 6, 2005 (the inception date of the Fund) through September 30, 2005. Investors faced a number of concerns, including the tragic London terrorist attacks, soaring energy prices and an inconclusive federal election in Germany. However, positive developments prevailed, causing stock prices to surge. Favorable events included:

   - Landslide reelection of Japanese Prime Minister Koizumi, which investors interpreted as a clear mandate for structural reform

   - Thriving market for mergers and acquisitions in Europe, where activity was at its highest level since 2000

   - China's revaluation of the yuan, viewed as a first step toward correcting global trade imbalances and improving export prospects for other economies in the region

   Stock markets in all countries in the MSCI EAFE Index posted gains, led by strength in Japan. In addition to the election outcome, Japanese equities rallied on improving economic data, including employment growth that turned positive for the first time in a decade. Norway, the world's third-largest oil exporter, also outperformed.

   PERFORMANCE: From its July 6, 2005 inception through September 30, 2005, the Fund's Class I shares rose 16.30%. The MSCI EAFE Index posted a 10.72% increase during the same period.

   PORTFOLIO SPECIFICS: The Fund's strong performance versus its benchmark was driven by positive stock selection in the majority of countries and sectors. From a country perspective, stock selection in Japan was the main area of relative strength. The portfolio's list of best-performing stocks included a number of Japanese companies, such as Sumitomo Metal Industries, a steel producer; Mitsubishi, a trading company; and Ibiden, a manufacturer of printed circuit boards, ceramics and housing materials. France, the United Kingdom and Austria were other countries where stock selection was especially strong.

   By sector, the Fund's materials exposures had the largest positive effect on performance versus the index. This was driven by stock selection, although an overweight was another plus given this period's surge in commodity prices. In addition to Sumitomo Metal Industries, top performers in the group were German-based Salzgitter A.G., a steel manufacturer, and Finland-based Rautaruukki, a supplier of steel, stainless steel and aluminum products.

   Although the Fund outperformed the index by a substantial margin, there were areas of relative weakness. For example, an underweight in Japanese financials detracted from performance versus the benchmark given sharp price gains in these stocks.

   MARKET OUTLOOK: Our process evaluates investment opportunities on a relative basis and is required to remain fully invested. As such, the process neither utilizes nor results in a forecast or outlook on the overall market, but expects to perform equally well versus the MSCI EAFE Index in both up and down markets.

   We are confident that our proprietary stock-selection model, in conjunction with our risk-controlled approach to portfolio construction, will continue to add value to the benchmark over time.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

INTERNATIONAL SYSTEMATIC FUND

                                                                                   NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 88.1%

AUSTRALIA -- 1.8%
   Broken Hill Proprietary, Ltd.                                                        1,400   $        23,788
   Macquarie Airports                                                                  12,600            31,560
   Rio Tinto Ltd.                                                                         100             4,516
   Seven Network, Ltd.                                                                  1,300             8,687
                                                                                                ---------------
                                                                                                         68,551
                                                                                                ---------------
AUSTRIA -- 1.7%
   OMV AG                                                                                 852            50,755
   Voestalpine AG                                                                         200            17,646
                                                                                                ---------------
                                                                                                         68,401
                                                                                                ---------------
BELGIUM -- 3.3%
   Compagnie Maritime Belge S.A.                                                          200             6,976
   Fortis                                                                               1,300            37,820
   Fortis                                                                                 900            26,096
   KBC Bankverzekeringsholding                                                            700            56,883
                                                                                                ---------------
                                                                                                        127,775
                                                                                                ---------------
FINLAND -- 0.7%
   Rautaruukki OYJ                                                                      1,200            27,040
                                                                                                ---------------
FRANCE -- 12.7%
   BNP Paribas S.A.                                                                       500            38,129
   Compagnie Generale des
    Establissements Michelin Cl. B                                                        100             5,893
   Credit Agricole S.A.                                                                   800            23,534
   Eiffage S.A.                                                                           100             9,386
   France Telecom S.A.                                                                    300             8,637
   Neopost S.A.                                                                           100             9,724
   Pernod-Ricard S.A.                                                                     367            64,999
   Peugeot S.A.                                                                         1,000            68,119
   Renault S.A.                                                                           700            66,504
   Sanofi - Synthelabo S.A.                                                               400            33,155
   Societe Generale Cl. A                                                                 400            45,791
   TotalFinaElf S.A.                                                                      257            70,367
   Vallourec                                                                              100            48,889
                                                                                                ---------------
                                                                                                        493,127
                                                                                                ---------------
GERMANY -- 2.3%
   Continental AG                                                                         200            16,469
   Deutsche Bank AG                                                                       100             9,382
   Deutsche Telekom AG                                                                    300             5,476
   Hannover Rueckversicherungs AG                                                         900            31,250
   RWE AG                                                                                 200            13,274
   Salzgitter AG                                                                          300            14,895
                                                                                                ---------------
                                                                                                         90,746
                                                                                                ---------------
GREECE -- 0.7%
   National Bank of Greece                                                                700            27,901
                                                                                                ---------------
HONG KONG -- 0.7%
   Hang Lung Development Co., Ltd.                                                      3,000             5,781
   Hopewell Holdings, Ltd.                                                              3,000             7,947
   Orient Overseas International, Ltd.                                                  4,000            14,927
                                                                                                ---------------
                                                                                                         28,655
                                                                                                ---------------
IRELAND -- 0.1%
   Fyffes PLC                                                                           1,600             4,900
                                                                                                ---------------
ITALY -- 4.4%
   Banche Popolari Unite                                                                2,700            54,981
   Capitalia SpA                                                                        7,500            41,143
   Erg S.A.                                                                             1,700            47,141
   Intesabci SpA                                                                        5,700            26,647
                                                                                                ---------------
                                                                                                        169,912
                                                                                                ---------------
JAPAN -- 26.2%
   Canon, Inc.                                                                          1,000            54,085
   Daido Steel Co., Ltd.                                                                2,000            12,882
   Hitachi Metals Ltd.                                                                  1,000             9,705
   Honda Motor Co., Ltd.                                                                1,600            90,630
   Ibiden Co., Ltd.                                                                     1,500            62,599
   Itochu Corp.                                                                         1,000   $         6,891
   Japan Tobacco, Inc.                                                                      5            78,966
   Mazda Motor Corp.                                                                    5,000            21,969
   Mitsubishi Corp.                                                                     4,000            79,054
   Mitsui & Co.                                                                         4,000            50,150
   Mitsui O.S.K Lines, Ltd.                                                             1,000             8,002
   Mitsui Trust Holdings, Inc.                                                          1,000            13,870
   NGK Spark Plug Co.                                                                   3,000            43,542
   Nippon Electric Glass Co., Ltd.                                                      2,000            36,086
   Nippon Steel Corp.                                                                  17,000            63,896
   Nippon Yusen Kabushiki Kaisha                                                        9,000            60,429
   Nisshin Steel Co., Ltd.                                                              2,000             6,917
   Sanyo Shinpan Finance Co., Ltd.                                                        100             8,135
   Sumitomo Corp.                                                                       4,000            42,280
   Sumitomo Metal Industries                                                           26,000            91,301
   Takeda Chemical Industries, Ltd.                                                       300            17,893
   TDK Corp.                                                                              200            14,276
   Teijin, Ltd.                                                                         4,000            23,363
   Tokyo Electron, Ltd.                                                                   900            47,883
   Toyota Motor Corp.                                                                     700            32,116
   Yamaha Motor Co., Ltd.                                                               2,000            41,380
                                                                                                ---------------
                                                                                                      1,018,300
                                                                                                ---------------
NETHERLANDS -- 0.3%
   ING Groep NV                                                                           400            11,950
                                                                                                ---------------
REPUBLIC OF CHINA -- 0.2%
   TPV Technology, Ltd.                                                                12,000             8,972
                                                                                                ---------------
SINGAPORE -- 1.1%
   Cosco Corp. Singapore, Ltd.                                                         13,000            19,544
   Cycle & Carriage, Ltd.                                                               1,000             6,570
   Sembcorp Marine, Ltd.                                                                3,000             5,309
   Starhub, Ltd.                                                                        9,000            10,761
                                                                                                ---------------
                                                                                                         42,184
                                                                                                ---------------
SOUTH AFRICA -- 1.0%
   Old Mutual PLC                                                                      15,700            38,538
                                                                                                ---------------
SPAIN -- 2.7%
   ACS Actividades Cons                                                                   900            26,313
   Banco Bilbao Vizcaya Argentaria S.A.                                                 2,300            40,458
   Banco Santander Central Hispano S.A.                                                   600             7,907
   Repsol YPF S.A.                                                                        400            13,002
   Telefonica S.A.                                                                      1,200            19,705
                                                                                                ---------------
                                                                                                        107,385
                                                                                                ---------------
SWEDEN -- 4.4%
   Lundin Petroleum AB*                                                                 2,000            25,357
   NCC AB Cl. B                                                                           800            15,266
   Skandinaviska Enskilda
    Banken AB Cl. A                                                                     1,400            25,719
   SSAB Swedish Steel AB                                                                1,200            36,406
   TelefonaktiebolAGet LM
    Ericsson AB Cl. B                                                                   6,000            21,968
   Volvo AB Cl. B                                                                       1,100            48,030
                                                                                                ---------------
                                                                                                        172,746
                                                                                                ---------------
SWITZERLAND -- 5.6%
   Credit Suisse Group                                                                  1,100            48,889
   Nestle S.A.                                                                             20             5,879
   Novartis AG                                                                            600            30,553
   Sulzer AG                                                                               21            10,685
   Swiss Reinsurance                                                                      100             6,593
   Syngenta AG*                                                                           300            31,530
   UBS AG                                                                                 800            68,257
   Zurich Financial Services AG*                                                           83            14,195
                                                                                                ---------------
                                                                                                        216,581
                                                                                                ---------------
UNITED KINGDOM -- 18.2%
   3I Group PLC                                                                         2,700            37,448
   AstraZeneca PLC                                                                        740            34,496
   Aviva PLC                                                                              300             3,304

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                   NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

UNITED KINGDOM (CONTINUED)
   BAE Systems PLC                                                                      3,200   $        19,446
   Barclays PLC                                                                           500             5,068
   Barrat Developments PLC                                                              3,100            41,433
   BHP Billiton, Ltd.                                                                   4,200            68,061
   BP Amoco PLC                                                                         4,900            58,383
   Enterprise Inns PLC                                                                  1,900            28,319
   First Choice Holidays PLC                                                            6,400            23,975
   George Wimpey PLC                                                                    3,500            26,501
   GlaxoSmithKline PLC                                                                  2,100            53,572
   HBOS PLC                                                                             1,700            25,669
   Imperial Tobacco Group PLC                                                             200             5,746
   Inchcape PLC                                                                           200             7,745
   Persimmon                                                                              900            13,661
   Rio Tinto PLC                                                                        1,300            53,310
   Rolls Royce Group PLC*                                                               1,400             9,251
   Royal Bank of Scotland Group PLC                                                     1,100            31,311
   Royal Dutch Shell                                                                    1,100            38,103
   Scottish & Southern Energy PLC                                                         300             5,461
   South African Breweries PLC                                                            300             5,833
   Vodafone Group PLC                                                                  42,600           111,161
                                                                                                ---------------
                                                                                                        707,257
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $3,096,561)                                                                                 3,430,921
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.1%

TIME DEPOSIT -- 2.1%
   Brown Brothers Harriman & Co.
    3.310%, 10/01/05
    (Cost: $80,890)                                                           $        80,890   $        80,890
                                                                                                ---------------
TOTAL INVESTMENTS -- 90.2%
   (Cost: $3,177,451)                                                                                 3,511,811
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 9.8%                                                                               380,499
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $     3,892,310
                                                                                                ===============

----------
*    Non-income producing securities.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                    PERCENT OF
INDUSTRY                                            NET ASSETS
--------                                            ----------
Basic Materials                                         11.9%
Communications                                           4.8
Consumer, Cyclical                                      20.1
Consumer, Non-cyclical                                   8.6
Energy                                                   7.8
Financial                                               21.8
Industrial                                               9.1%
Technology                                               3.5
Utilities                                                0.5
Short Term Investments                                   2.1
Other assets in excess of liabilities                    9.8
                                                       -----
NET ASSETS                                             100.0%
                                                       =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. HIGH YIELD BOND FUND

   MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; JUSTIN KASS, CFA, Portfolio Manager; WILLIAM L. STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; ELIZABETH LEMESEVSKI, Investment Analyst; NICOLE D. LARRABEE, Fixed Income Trading Assistant

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. High Yield Bond Fund seeks to deliver total return via high current income and capital growth from a diversified portfolio consisting primarily of lower-rated U.S. corporate fixed-income securities.

   MARKET OVERVIEW: The high-yield bond market produced a solid increase during the six months ended September 30, 2005. The Merrill Lynch High Yield II Master Index gained 3.56%, trailing the 5.01% gain in the S&P 500 Index but outpacing the ten-year Treasury's 3.01% advance.

   As was the case in the first quarter of 2005, the market was volatile on a month-to-month basis. The period started off on a weak note due to increased uncertainty around the automotive sector and mixed economic indicators. Over the late spring and summer, high-yield bond prices rallied despite the fact that automaker General Motors lost its investment-grade status in June. The reality of the downgrade confirmed that the expectation was worse than the actual event. Investors were more focused on strong second-quarter earnings reports and falling interest rates in August. The market gave back some of its gains late in the period on rising interest rates and company-specific credit events.

   The best-performing industries included energy, telecommunications and steel. Some of the worst-performing groups were automotive-related issuers and airlines. The airlines had done poorly all year and came under further pressure with the September bankruptcy filings by Delta and Northwest. Credit upgrades were about equal to downgrades by the rating agencies during the period.

   PERFORMANCE: During the six months ended September 30, 2005, the Fund's Class I shares rose 3.87%. The Merrill Lynch High Yield Index increased 3.56%.

   PORTFOLIO SPECIFICS: The Fund outperformed its benchmark this period. There was a brisk pace of upgrades in the portfolio, with numerous issuers upgraded in thirty separate actions. While the upgrades included holdings in several industries, the Fund's wireless telecommunications holdings were the most frequently elevated.

   Equally important to long-term performance, there were only three downgrades in the portfolio. The Fund's upgrade-to-downgrade ratio greatly exceeded the 1:1 ratio of the broad market, and we are pleased that 2005 is on track to be a record year for high-yield upgrades in the Fund. There were no significant negative performers during the period.

   MARKET OUTLOOK: We believe the high-yield market remains a compelling area of investment compared to other fixed-income alternatives. The economy is healthy, corporate balance sheets are solid and defaults are low. While rising interest rates will weigh on returns, high-yield spreads versus Treasuries should not widen materially given this positive fundamental backdrop.

   Of course, the long-term driver of total return in a high-yield portfolio is company fundamentals. As such, we continue to build the Fund one security at a time, performing rigorous credit analysis to identify companies that are capitalizing on change.

U.S. HIGH YIELD BOND FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. HIGH YIELD BOND FUND CLASS I AND II SHARES WITH THE MERRILL LYNCH HIGH YIELD MASTER II INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  AS OF 9/30/05

                                                        SINCE
         1 YEAR                 5 YEARS               INCEPTION
          5.82%                  6.34%                  8.59%

                            U.S. HIGH YIELD BOND              MERRILL LYNCH HIGH
                            FUND CLASS I SHARES             YIELD MASTER II INDEX
 7/31/1996                       $  250,000                       $  250,000
 8/31/1996                       $  256,780                       $  253,100
 9/30/1996                       $  265,702                       $  258,997
10/31/1996                       $  268,927                       $  261,251
11/30/1996                       $  273,926                       $  266,502
12/31/1996                       $  278,314                       $  268,714
 1/31/1997                       $  283,685                       $  270,729
 2/28/1997                       $  289,776                       $  274,898
 3/31/1997                       $  284,740                       $  271,132
 4/30/1997                       $  285,969                       $  274,603
 5/31/1997                       $  298,355                       $  280,397
 6/30/1997                       $  305,705                       $  284,743
 7/31/1997                       $  315,198                       $  292,289
 8/31/1997                       $  318,279                       $  291,938
 9/30/1997                       $  331,438                       $  297,193
10/31/1997                       $  332,537                       $  298,708
11/30/1997                       $  336,209                       $  301,516
12/31/1997                       $  337,882                       $  304,411
 1/31/1998                       $  349,162                       $  309,251
 2/28/1998                       $  353,474                       $  310,519
 3/31/1998                       $  357,326                       $  313,469
 4/30/1998                       $  360,503                       $  314,817
 5/31/1998                       $  361,564                       $  316,706
 6/30/1998                       $  363,444                       $  318,352
 7/31/1998                       $  366,798                       $  320,390
 8/31/1998                       $  346,504                       $  304,210
 9/30/1998                       $  338,199                       $  305,001
10/31/1998                       $  329,809                       $  298,474
11/30/1998                       $  349,778                       $  313,965
12/31/1998                       $  353,159                       $  313,400
 1/31/1999                       $  361,234                       $  317,631
 2/28/1999                       $  360,705                       $  315,471
 3/31/1999                       $  363,377                       $  319,130
 4/30/1999                       $  374,002                       $  324,970
 5/31/1999                       $  369,987                       $  321,981
 6/30/1999                       $  372,230                       $  321,176
 7/31/1999                       $  374,483                       $  321,593
 8/31/1999                       $  371,599                       $  318,184
 9/30/1999                       $  371,449                       $  316,912
10/31/1999                       $  372,224                       $  315,200
11/30/1999                       $  380,164                       $  319,298
12/31/1999                       $  386,897                       $  321,214
 1/31/2000                       $  387,057                       $  319,993
 2/29/2000                       $  390,727                       $  320,665
 3/31/2000                       $  386,070                       $  315,951
 4/30/2000                       $  389,146                       $  315,951
 5/31/2000                       $  385,409                       $  311,970
 6/30/2000                       $  395,091                       $  317,991
 7/31/2000                       $  397,567                       $  319,708
 8/31/2000                       $  397,746                       $  322,842
 9/30/2000                       $  391,185                       $  320,065
10/31/2000                       $  380,829                       $  309,887
11/30/2000                       $  363,795                       $  297,987
12/31/2000                       $  373,720                       $  304,782
 1/31/2001                       $  395,712                       $  324,074
 2/28/2001                       $  400,493                       $  329,000
 3/31/2001                       $  389,078                       $  322,420
 4/30/2001                       $  385,667                       $  318,035
 5/31/2001                       $  388,021                       $  323,633
 6/30/2001                       $  378,357                       $  315,121
 7/31/2001                       $  383,154                       $  320,226
 8/31/2001                       $  385,571                       $  322,756
 9/30/2001                       $  362,546                       $  300,453
10/31/2001                       $  375,106                       $  310,068
11/30/2001                       $  387,099                       $  320,982
12/31/2001                       $  384,991                       $  318,447
 1/31/2002                       $  385,179                       $  320,198
 2/28/2002                       $  383,435                       $  315,971
 3/31/2002                       $  390,696                       $  323,934
 4/30/2002                       $  395,842                       $  329,117
 5/31/2002                       $  395,842                       $  326,583
 6/30/2002                       $  384,206                       $  301,305
 7/31/2002                       $  380,163                       $  289,614
 8/31/2002                       $  385,460                       $  296,855
 9/30/2002                       $  380,946                       $  292,224
10/31/2002                       $  381,201                       $  289,769
11/30/2002                       $  400,056                       $  307,880
12/31/2002                       $  400,266                       $  312,375
 1/31/2003                       $  402,378                       $  321,746
 2/28/2003                       $  405,796                       $  326,090
 3/31/2003                       $  416,531                       $  334,698
 4/30/2003                       $  435,321                       $  354,144
 5/31/2003                       $  435,110                       $  358,217
 6/30/2003                       $  448,232                       $  368,247
 7/31/2003                       $  446,464                       $  363,239
 8/31/2003                       $  450,461                       $  367,888
 9/30/2003                       $  460,276                       $  377,858
10/31/2003                       $  468,138                       $  385,680
11/30/2003                       $  471,537                       $  391,002
12/31/2003                       $  482,499                       $  400,269
 1/31/2004                       $  487,775                       $  406,753
 2/29/2004                       $  484,768                       $  406,306
 3/31/2004                       $  485,937                       $  409,028
 4/30/2004                       $  485,699                       $  406,329
 5/31/2004                       $  478,128                       $  399,949
 6/30/2004                       $  483,852                       $  405,748
 7/31/2004                       $  488,168                       $  411,226
 8/30/2004                       $  495,902                       $  418,710
 9/30/2004                       $  502,722                       $  424,530
10/31/2004                       $  511,067                       $  432,724
11/30/2004                       $  515,206                       $  437,224
12/31/2004                       $  521,647                       $  443,826
 1/31/2005                       $  521,542                       $  443,383
 2/28/2005                       $  526,445                       $  449,723
 3/31/2005                       $  512,125                       $  437,445
 4/30/2005                       $  507,926                       $  432,765
 5/31/2005                       $  516,916                       $  440,511
 6/30/2005                       $  524,825                       $  448,881
 7/31/2005                       $  532,750                       $  455,928
 8/31/2005                       $  533,922                       $  457,570
 9/30/2005                       $  531,946                       $  452,994

                                               SINCE
                   1 YEAR                    INCEPTION
                    5.78%                      8.58%

[CHART]

                            U.S. HIGH YIELD BOND             MERRILL LYNCH HIGH
                            FUND CLASS II SHARES            YIELD MASTER II INDEX
 6/30/2003                       $  250,000                       $  250,000
 7/31/2003                       $  249,025                       $  246,600
 8/31/2003                       $  251,189                       $  249,756
 9/30/2003                       $  256,685                       $  256,525
10/31/2003                       $  261,087                       $  261,835
11/30/2003                       $  262,741                       $  265,448
12/31/2003                       $  268,868                       $  271,739
 1/31/2004                       $  272,084                       $  276,142
 2/29/2004                       $  270,418                       $  275,838
 3/31/2004                       $  271,082                       $  277,686
 4/30/2004                       $  270,696                       $  275,853
 5/31/2004                       $  266,480                       $  271,522
 6/30/2004                       $  269,688                       $  275,459
 7/31/2004                       $  272,110                       $  279,178
 8/30/2004                       $  276,441                       $  284,259
 9/30/2004                       $  280,283                       $  288,210
10/31/2004                       $  285,693                       $  293,773
11/30/2004                       $  288,664                       $  296,828
12/31/2004                       $  293,023                       $  301,310
 1/31/2005                       $  292,730                       $  301,009
 2/28/2005                       $  296,916                       $  305,313
 3/31/2005                       $  288,810                       $  296,978
 4/30/2005                       $  285,720                       $  293,801
 5/31/2005                       $  290,834                       $  299,060
 6/30/2005                       $  296,360                       $  304,742
 7/31/2005                       $  301,013                       $  309,526
 8/31/2005                       $  302,096                       $  310,640
 9/30/2005                       $  299,075                       $  307,534

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I and II shares compared with the Merrill Lynch High Yield Master II Index for the periods indicated. Class I and II Shares have a shareholder services fee of up to .25% of their average daily net assets. The Fund's Class III and IV shares are new and have no prior performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Merrill Lynch High Yield Master II Index is an unmanaged index consisting of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default.

The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. HIGH YIELD BOND FUND

                                                                                 PRINCIPAL
                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 88.0%

AEROSPACE/DEFENSE-EQUIPMENT -- 1.7%
   BE Aerospace, Inc. Cl. B
    8.875%, 05/01/11                                                          $     2,245,000   $     2,357,250
                                                                                                ---------------
APPAREL MANUFACTURERS -- 5.1%
   Levi Strauss & Co.
    9.750%, 01/15/15                                                                1,700,000         1,734,000
   Oxford Industries, Inc.
    8.875%, 06/01/11                                                                1,770,000         1,840,800
   Phillips-Van Heusen Corp.
    8.125%, 05/01/13                                                                1,790,000         1,879,500
   Quiksilver, Inc. 144A
    6.875%, 04/15/15#                                                               1,510,000         1,449,600
                                                                                                ---------------
                                                                                                      6,903,900
                                                                                                ---------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.7%
   William Lyon Homes, Inc.
    10.750%, 04/01/13                                                                 845,000           910,487
                                                                                                ---------------
CABLE TV -- 4.4%
   Cablevision Systems Corp.
    8.000%, 04/15/12                                                                  885,000           858,450
   CSC Holdings, Inc.
    7.250%, 07/15/08                                                                1,225,000         1,229,594
   LodgeNet Entertainment Corp.
    9.500%, 06/15/13                                                                2,000,000         2,190,000
   MediaCom LLC
    9.500%, 01/15/13                                                                1,750,000         1,736,875
                                                                                                ---------------
                                                                                                      6,014,919
                                                                                                ---------------
CASINO HOTELS -- 0.8%
   San Pasqual Casino 144A
    8.000%, 09/15/13#                                                               1,065,000         1,071,656
                                                                                                ---------------
CELLULAR TELECOMMUNICATIONS -- 3.0%
   Centennial Communications Corp.
    10.750%, 12/15/08                                                                 894,000           918,585
   Centennial Communications Corp.
    8.125%, 02/01/14                                                                1,390,000         1,469,925
   Nextel Partners, Inc.
    8.125%, 07/01/11                                                                1,535,000         1,657,800
                                                                                                ---------------
                                                                                                      4,046,310
                                                                                                ---------------
CHEMICALS-DIVERSIFIED -- 0.9%
   Lyondell Chemical Co.
    10.875%, 05/01/09                                                               1,215,000         1,263,600
                                                                                                ---------------
COAL -- 1.1%
   James River Coal Co.
    9.375%, 06/01/12                                                                1,400,000         1,491,000
                                                                                                ---------------
COMMERCIAL SERVICES -- 1.5%
   Ventrue, Inc.
    9.250%, 04/01/14                                                                2,050,000         2,050,000
                                                                                                ---------------
COMMERCIAL SERVICES-FINANCE -- 0.6%
   Cardtronics, Inc. 144A
    9.250%, 08/15/13#                                                                 775,000           792,437
                                                                                                ---------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 2.7%
   Central Garden & Pet Co.
    9.125%, 02/01/13                                                                1,430,000         1,530,100
   Jarden Corp.
    9.750%, 05/01/12                                                                2,010,000         2,140,650
                                                                                                ---------------
                                                                                                      3,670,750
                                                                                                ---------------
DIALYSIS CENTERS -- 1.3%
   Davita, Inc.
    7.250%, 03/15/15                                                                1,800,000         1,824,750
                                                                                                ---------------
ELECTRIC-GENERATION -- 4.0%
   AES Corp.
    9.500%, 06/01/09                                                                  645,000           703,050
   AES Corp.
    7.750%, 03/01/14                                                                  895,000           948,700
   Allegheny Energy, Inc. 144A
    8.250%, 04/15/12#                                                         $     1,445,000   $     1,625,625
   Edison Mission
    9.875%, 04/15/11                                                                1,875,000         2,221,875
                                                                                                ---------------
                                                                                                      5,499,250
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 1.2%
   PSEG Energy Holdings
    10.000%, 10/01/09                                                               1,465,000         1,626,150
                                                                                                ---------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.3%
   Sanmina-SCI Corp.
    10.375%, 01/15/10                                                               1,090,000         1,201,725
   Stoneridge, Inc.
    11.500%, 05/01/12                                                               1,785,000         1,892,100
                                                                                                ---------------
                                                                                                      3,093,825
                                                                                                ---------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.6%
   Itron, Inc.
    7.750%, 05/15/12                                                                  740,000           765,900
                                                                                                ---------------
ELECTRONICS-MILITARY -- 1.4%
   L-3 Communications Corp. 144A
    6.375%, 10/15/15#                                                               1,865,000         1,878,987
                                                                                                ---------------
FINANCE-AUTO LOANS -- 1.9%
   General Motors Acceptance Corp.
    6.750%, 12/01/14                                                                3,055,000         2,657,373
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 1.5%
   E*Trade Financial Corp.
    8.000%, 06/15/11                                                                1,970,000         2,034,025
                                                                                                ---------------
FINANCE-OTHER SERVICES -- 1.1%
   Alamosa Delaware, Inc.
    11.000%, 07/31/10                                                               1,330,000         1,499,575
                                                                                                ---------------
FUNERAL SERVICES & RELATED ITEMS -- 1.2%
   Service Corp. International 144A
    7.000%, 06/15/17#                                                               1,560,000         1,575,600
                                                                                                ---------------
INTIMATE APPAREL -- 1.5%
   Warnaco, Inc.
    8.875%, 06/15/13                                                                1,910,000         2,062,800
                                                                                                ---------------
MACHINERY-FARM -- 1.8%
   Case New Holland, Inc.
    9.250%, 08/01/11                                                                2,270,000         2,400,525
                                                                                                ---------------
MEDICAL PRODUCTS -- 0.9%
   Hanger Orthopedic Group, Inc.
    10.375%, 02/15/09                                                               1,230,000         1,251,525
                                                                                                ---------------
MEDICAL-HOSPITALS -- 2.9%
   Hca, Inc.
    6.375%, 01/15/15                                                                2,010,000         1,988,596
   Triad Hospitals
    7.000%, 05/15/12                                                                  740,000           760,350
   Triad Hospitals
    7.000%, 11/15/13                                                                1,160,000         1,174,500
                                                                                                ---------------
                                                                                                      3,923,446
                                                                                                ---------------
MEDICAL-NURSING HOMES -- 1.4%
   Genesis HealthCare Corp.
    8.000%, 10/15/13                                                                1,775,000         1,912,563
                                                                                                ---------------
MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 1.0%
   Res-Care, Inc. 144A
    7.750%, 10/15/13#                                                               1,295,000         1,301,475
                                                                                                ---------------
MRI/MEDICAL DIAGNOSTIC IMAGING CENTERS -- 1.5%
   Alliance Imaging, Inc.
    7.250%, 12/15/12                                                                2,260,000         2,101,800
                                                                                                ---------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.9%
   Allied Waste North America, Inc.
    9.250%, 09/01/12                                                                1,160,000         1,255,700
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 PRINCIPAL
                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (Continued)

OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.0%
   Chesapeake Energy Co.
    6.875%, 01/15/16                                                          $     2,110,000   $     2,162,750
   Energy Partners, Ltd.
    8.750%, 08/01/10                                                                1,220,000         1,274,900
   Stone Energy Co.
    6.750%, 12/15/14                                                                1,260,000         1,237,950
   Whiting Petroleum Corp. 144A
    7.000%, 02/01/14#                                                                 810,000           821,138
                                                                                                ---------------
                                                                                                      5,496,738
                                                                                                ---------------
PAPER & RELATED PRODUCTS -- 1.3%
   Georgia-Pacific Corp.
    9.375%, 02/01/13                                                                1,630,000         1,817,450
                                                                                                ---------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.2%
   Psychiatric Solutions, Inc. 144A
    7.750%, 07/15/15#                                                               1,640,000         1,693,300
                                                                                                ---------------
PIPELINES -- 5.2%
   Dynegy Holdings, Inc. 144A
    10.125%, 07/15/13#                                                              1,950,000         2,174,250
   El Paso Corp.
    7.375%, 12/15/12                                                                  820,000           824,100
   Sonat, Inc.
    7.625%, 07/15/11                                                                2,275,000         2,309,125
   Williams Cos
    7.625%, 07/15/19                                                                1,665,000         1,802,363
                                                                                                ---------------
                                                                                                      7,109,838
                                                                                                ---------------
POULTRY -- 1.7%
   Pilgrim's Pride Corp.
    9.250%, 11/15/13                                                                  900,000           990,000
   Pilgrim's Pride Corp.
    9.625%, 09/15/11                                                                1,245,000         1,338,375
                                                                                                ---------------
                                                                                                      2,328,375
                                                                                                ---------------
RACETRACKS -- 1.1%
   Penn National Gaming, Inc.
    8.875%, 03/15/10                                                                1,490,000         1,571,950
                                                                                                ---------------
RADIO -- 1.8%
   Salem Communications Holding
    Corp. Ser. B
    9.000%, 07/01/11                                                                2,286,000         2,437,448
                                                                                                ---------------
RECREATIONAL CENTERS -- 0.9%
   Equinox Holdings, Inc.
    9.000%, 12/15/09                                                                1,180,000         1,210,975
                                                                                                ---------------
REITS-HOTELS -- 2.2%
   Host Marriott
    7.125%, 11/01/13                                                                  895,000           914,019
   La Quinta Properties
    8.875%, 03/15/11                                                                1,920,000         2,054,400
                                                                                                ---------------
                                                                                                      2,968,419
                                                                                                ---------------
RENTAL AUTO/EQUIPMENT -- 1.0%
   United Rentals North America, Inc.
    7.000%, 02/15/14                                                                1,405,000         1,303,138
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 0.9%
   Brown Shoe Co., Inc.
    8.750%, 05/01/12                                                                1,180,000         1,244,900
                                                                                                ---------------
RETAIL-AUTOMOBILE -- 0.7%
   United Auto Group
    9.625%, 03/15/12                                                                  960,000           998,400
                                                                                                ---------------
RETAIL-COMPUTER EQUIPMENT -- 1.2%
   GSC Holdings Corp. 144A
    8.000%, 10/01/12#                                                               1,640,000         1,631,800
                                                                                                ---------------
RUBBER-TIRES -- 1.0%
   Goodyear Tire & Rubber Co.
    7.857%, 08/15/11                                                                1,420,000         1,373,850
                                                                                                ---------------
SPECIAL PURPOSE ENTITY -- 2.2%
   AMR Holdings Co., Inc. 144A
    10.000%, 02/15/15#                                                        $     1,510,000   $     1,630,800
   Medcath Holdings Corp.
    9.875%, 07/15/12                                                                1,240,000         1,351,600
                                                                                                ---------------
                                                                                                      2,982,400
                                                                                                ---------------
STEEL-PRODUCERS -- 1.3%
   United States Steel
    10.750%, 08/01/08                                                               1,535,000         1,726,875
                                                                                                ---------------
STEEL-SPECIALTY -- 1.8%
   Oregon Steel Mills, Inc.
    10.000%, 07/15/09                                                               2,245,000         2,418,987
                                                                                                ---------------
TELECOMMUNICATIONS SERVICES -- 0.6%
   Qwest Corp.
    7.875%, 09/01/11                                                                  765,000           797,513
                                                                                                ---------------
TELEPHONE-INTEGRATED -- 4.5%
   AT&T Corp.
    9.050%, 11/15/11++                                                                885,000           996,731
   MCI, Inc.
    6.908%, 05/01/07                                                                1,765,000         1,778,237
   Qwest Capital Funding
    7.250%, 02/15/11                                                                1,450,000         1,381,125
   Valor Telecom Enterprise
    7.750%, 02/15/15                                                                2,065,000         2,003,050
                                                                                                ---------------
                                                                                                      6,159,143
                                                                                                ---------------
TELEVISION -- 1.2%
   Sinclair Broadcast Group
    8.000%, 03/15/12                                                                1,550,000         1,586,813
                                                                                                ---------------
VENTURE CAPITAL -- 0.5%
   Arch Western Finance LLC
    6.750%, 07/01/13                                                                  665,000           678,300
                                                                                                ---------------
WIRELESS EQUIPMENT -- 0.8%
   American Tower
    7.125%, 10/15/12                                                                1,085,000         1,139,250
                                                                                                ---------------
TOTAL CORPORATE BONDS
   (Cost: $117,960,750)                                                                             119,913,440
                                                                                                ---------------

FOREIGN CORPORATE BONDS -- 9.1%

CELLULAR TELECOMMUNICATIONS -- 3.2%
   Millicom International Cellular S.A.
    10.000%, 12/01/13                                                               1,975,000         2,039,187
   Rogers Wireless
    8.000%, 12/15/12                                                                2,260,000         2,387,125
                                                                                                ---------------
                                                                                                      4,426,312
                                                                                                ---------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 1.5%
   Imax Corp.
    9.625%, 12/01/10                                                                1,880,000         2,011,600
                                                                                                ---------------
OIL-FIELD SERVICES -- 1.2%
   Petroleum Geo Services ASA
    10.000%, 11/05/10                                                               1,440,000         1,612,800
                                                                                                ---------------
PAPER & RELATED PRODUCTS -- 0.9%
   Abitibi-Consolidated, Inc.
    8.375%, 04/01/15                                                                1,290,000         1,267,425
                                                                                                ---------------
RESORTS/THEME PARKS -- 0.7%
   Intrawest Corp.
    7.500%, 10/15/13                                                                  950,000           972,562
                                                                                                ---------------
SATELLITE TELECOMMUNICATIONS -- 1.6%
   Intelsat Bermuda, Ltd. 144A
    8.250%, 01/15/13#                                                               2,165,000         2,178,531
                                                                                                ---------------
TOTAL FOREIGN CORPORATE BONDS
   (Cost: $12,264,340)                                                                               12,469,230
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 PRINCIPAL
                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 1.9%

TIME DEPOSIT -- 1.9%
   Wells Fargo Bank - Grand Cayman
    3.310%, 10/01/05
    (Cost: $2,619,113)                                                        $     2,619,113   $     2,619,113
                                                                                                ---------------
TOTAL INVESTMENTS -- 99.0%
   (Cost: $132,844,203)                                                                             135,001,783
                                                                                                ---------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 1.0%                                                                             1,304,246
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $   136,306,029
                                                                                                ===============

----------
# 144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at September 30, 2005 was $19,825,199 or 14.54% of net assets.
++ The coupon rate shown on floating rate securities represents the rate at period end.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
--------                                         ----------
Basic Materials                                      6.2%
Communications                                      21.1
Consumer, Cyclical                                  14.7
Consumer, Non-cyclical                              18.9
Energy                                              11.5
Financial                                            9.4
Industrial                                          10.1
Utilities                                            5.2
Short Term Investments                               1.9
Other assets in excess of liabilities                1.0
                                                   -----
NET ASSETS                                         100.0%
                                                   =====

SCHEDULE OF INVESTMENTS BY COUNTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
--------                                         ----------
Bermuda                                              1.6%
Canada                                               4.8
Luxembourg                                           1.5
Norway                                               1.2
United States                                       89.9
Other assets in excess of liabilities                1.0
                                                   -----
NET ASSETS                                         100.0%
                                                   =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
SHAREHOLDER EXPENSE EXAMPLE -- (UNAUDITED)

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

   The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for a fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return if 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                          EXPENSES PAID
                                                               BEGINNING ACCOUNT     ENDING ACCOUNT     DURING THE PERIOD*
                                                                     VALUE               VALUE           APRIL 1, 2005 TO
                                                                 APRIL 1, 2005     SEPTEMBER 30, 2005   SEPTEMBER 30, 2005
                                                               -----------------   ------------------   ------------------
U.S. Mini Cap Growth -- Class I
Actual                                                         $        1,000.00   $         1,077.76   $             8.13
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,017.25   $             7.89

U.S. Mini Cap Growth -- Class II
Actual                                                         $        1,000.00   $         1,078.41   $             6.88
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,018.45   $             6.68

U.S. Emerging Growth -- Class I
Actual                                                         $        1,000.00   $         1,071.34   $             7.74
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,017.60   $             7.54

U.S. Small Cap Value -- Class I
Actual                                                         $        1,000.00   $         1,038.61   $             6.64
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,018.55   $             6.58

U.S. Small Cap Value -- Class II
Actual                                                         $        1,000.00   $         1,038.96   $             6.13
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,019.05   $             6.07

U.S. Large Cap Value -- Class I
Actual                                                         $        1,000.00   $         1,022.71   $             4.16
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,020.96   $             4.15

U.S. Systematic Large Cap Growth -- Class I
Actual                                                         $        1,000.00   $         1,021.11   $             5.73
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,019.40   $             5.72

U.S. Systematic SMID Growth -- Class I
Actual                                                         $        1,000.00   $         1,065.68   $             7.04
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,018.25   $             6.88

                                                                                                          EXPENSES PAID
                                                               BEGINNING ACCOUNT     ENDING ACCOUNT     DURING THE PERIOD*
                                                                     VALUE               VALUE           APRIL 1, 2005 TO
                                                                 APRIL 1, 2005     SEPTEMBER 30, 2005   SEPTEMBER 30, 2005
                                                               -----------------   ------------------   ------------------
U.S. Systematic SMID Growth -- Class IV
Actual                                                         $        1,000.00   $         1,066.13   $             6.01
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,019.25   $             5.87

U.S. Convertible
Actual                                                         $        1,000.00   $         1,040.61   $             5.27
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,019.90   $             5.22

Global Select -- Class I
Actual                                                         $        1,000.00   $         1,056.10   $             5.98
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,019.25   $             5.87

Global Select -- Class II
Actual                                                         $        1,000.00   $         1,056.40   $             5.72
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,019.50   $             5.62

International Growth -- Class I
Actual                                                         $        1,000.00   $         1,066.38   $             7.15
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,018.15   $             6.98

International Growth -- Class IV
Actual                                                         $        1,000.00   $         1,067.43   $             5.08
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,020.16   $             4.96

International Growth Opportunities -- Class I
Actual                                                         $        1,000.00   $         1,060.16   $             7.08
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,018.20   $             6.93

International Growth Opportunities -- Class II
Actual                                                         $        1,000.00   $         1,060.72   $             6.30
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,018.95   $             6.17

International Growth Opportunities -- Class IV (1)
Actual                                                         $        1,000.00   $         1,005.25   $             0.92
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,019.45   $             5.67

Emerging Markets Opportunities -- Class I
Actual                                                         $        1,000.00   $         1,115.21   $             9.12
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,016.44   $             8.69

Emerging Markets Opportunities -- Class II
Actual                                                         $        1,000.00   $         1,115.62   $             8.33
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,017.20   $             7.94

International Systematic -- Class I (2)
Actual                                                         $        1,000.00   $         1,038.85   $             3.01
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,018.85   $             6.28

U.S. High Yield Bond -- Class I
Actual                                                         $        1,000.00   $         1,019.40   $             3.19
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,021.91   $             3.19

U.S. High Yield Bond -- Class II
Actual                                                         $        1,000.00   $         1,019.05   $             2.94
Hypothetical (5% return before expenses)                       $        1,000.00   $         1,022.16   $             2.94

 (1) Fund's Class IV beginning account value on 09/01/05 (Class inception date)
 (2) Fund's beginning account value on 7/06/05 (Fund's inception date)
   * Expenses are equal to the Fund's annualized expense ratio (show in the table below); multiplied by the average account value over the period.

                                                                    ANNUALIZED
                                                                   EXPENSE RATIO
                                                                   -------------
U.S. Mini Cap Growth -- Class I                                             1.56%
U.S. Mini Cap Growth -- Class II                                            1.32%
U.S. Emerging Growth -- Class I                                             1.49%
U.S. Small Cap Value -- Class I                                             1.30%
U.S. Small Cap Value -- Class II                                            1.20%
U.S. Large Cap Value -- Class I                                             0.82%
U.S. Systematic Large Cap Growth -- Class I                                 1.13%
U.S. Systematic SMID Growth -- Class I                                      1.36%
U.S. Systematic SMID Growth -- Class IV                                     1.16%
U.S. Convertible -- Class I                                                 1.03%
Global Select -- Class I                                                    1.16%
Global Select -- Class II                                                   1.11%
International Growth -- Class I                                             1.38%
International Growth -- Class IV                                            0.98%
International Growth Opportunities -- Class I                               1.37%
International Growth Opportunities -- Class II                              1.22%
International Growth Opportunities -- Class IV                              1.12%
Emerging Markets Opportunities Fund -- Class I                              1.72%
Emerging Markets Opportunities Fund -- Class II                             1.57%
International Systematic -- Class I                                         1.24%
U.S. High Yield Bond -- Class I                                             0.63%
U.S. High Yield Bond -- Class II                                            0.58%

                      (This page intentionally left blank)

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS

For a Class I share outstanding during the period indicated

                                          NET ASSET           NET            NET REALIZED      TOTAL FROM
                                            VALUE,        INVESTMENT        AND UNREALIZED     INVESTMENT
                                          BEGINNING    INCOME (LOSS) (2)     GAINS (LOSS)      OPERATIONS
---------------------------------------------------------------------------------------------------------
                                              U.S. EQUITY FUNDS
U.S. MINI CAP GROWTH
  For the period ended 09/30/05 (1)      $    12.83   $            (0.06)   $         2.05    $      1.99
  For the year ended 03/31/05                 14.69                (0.09)            (1.09)         (1.18)
  For the year ended 03/31/04                  7.44                (0.13)             7.38           7.25
  For the year ended 03/31/03                 10.88                (0.12)            (3.32)         (3.44)
  For the year ended 03/31/02                  9.05                (0.13)             1.96           1.83
  For the year ended 03/31/01                 42.54                (0.14)           (17.58)        (17.72)
U.S. EMERGING GROWTH
  For the period ended 09/30/05 (1)      $     9.77   $            (0.05)   $         1.44    $      1.39
  For the year ended 03/31/05                  9.61                (0.07)             0.23           0.16
  For the year ended 03/31/04                  6.32                (0.09)             3.38           3.29
  For the year ended 03/31/03                  9.59                (0.07)            (3.20)         (3.27)
  For the year ended 03/31/02                  9.57                (0.04)             0.06           0.02
  For the year ended 03/31/01                 27.03                (0.01)           (12.37)        (12.38)
U.S. SMALL CAP VALUE
  For the period ended 09/30/05 (1)      $    17.40   $             0.04    $         1.30    $      1.34
  For the year ended 03/31/05                 17.64                 0.02              2.06           2.08
  For the year ended 03/31/04                 10.23                 0.03              7.86           7.89
  For the year ended 03/31/03                 15.62                 0.07             (3.29)         (3.22)
  For the year ended 03/31/02                 12.50                 0.10              3.06           3.16
U.S. LARGE CAP VALUE
  For the period ended 09/30/05 (1)      $    26.71   $             0.16    $         1.05    $      1.21
  For the year ended 03/31/05                 24.40                 0.43              2.24           2.67
  For the year ended 03/31/04                 18.20                 0.32              6.44           6.76
  For the year ended 03/31/03                 24.46                 0.25             (6.20)         (5.95)
  For the year ended 03/31/02                 23.42                 0.22              1.24           1.46
  For the year ended 03/31/01                 21.74                 0.24              1.64           1.88
U.S. SYSTEMATIC LARGE CAP GROWTH
  For the period ended 09/30/05 (1)      $    15.67   $             0.02    $         0.66    $      0.68
  For the year ended 03/31/05                 15.06                 0.07              0.54           0.61
  For the year ended 03/31/04                 12.73                (0.02)             2.35           2.33
  For the year ended 03/31/03                 18.08                (0.05)            (5.30)         (5.35)
  For the year ended 03/31/02                 22.61                (0.11)            (4.42)         (4.53)
  For the year ended 03/31/01                 49.86                (0.19)           (26.03)        (26.22)
U.S. SYSTEMATIC SMID GROWTH
  For the period ended 09/30/05 (1)      $    10.69   $            (0.01)   $         1.41    $      1.40
  For the year ended 03/31/05                  9.89                (0.04)             0.84           0.80
  2/27/04 (Commenced) to 03/31/04             10.00                   --             (0.11)         (0.11)
U.S. CONVERTIBLE
  For the period ended 09/30/05 (1)      $    22.44   $             0.14    $         1.67    $      1.81
  For the year ended 03/31/05                 23.11                 0.39              0.66           1.05
  For the year ended 03/31/04                 17.72                 0.55              5.43           5.98
  For the year ended 03/31/03                 21.35                 0.63             (3.55)         (2.92)
  For the year ended 03/31/02                 23.14                 0.64             (1.69)         (1.05)
  For the year ended 03/31/01                 33.67                 0.70             (8.94)         (8.24)

                                              DISTRIBUTIONS FROM:
                                         -----------------------------
                                             NET               NET
                                          INVESTMENT        REALIZED
                                            INCOME       CAPITAL GAINS
----------------------------------------------------------------------
                           U.S. EQUITY FUNDS
U.S. MINI CAP GROWTH
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                     --             (0.68)
  For the year ended 03/31/04                     --                --
  For the year ended 03/31/03                     --                --
  For the year ended 03/31/02                     --                --
  For the year ended 03/31/01                     --            (15.77)
U.S. EMERGING GROWTH
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                     --                --
  For the year ended 03/31/04                     --                --
  For the year ended 03/31/03                     --                --
  For the year ended 03/31/02                     --                --
  For the year ended 03/31/01                     --             (5.08)
U.S. SMALL CAP VALUE
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                  (0.01)            (2.31)
  For the year ended 03/31/04                  (0.02)            (0.46)
  For the year ended 03/31/03                  (0.12)            (2.05)
  For the year ended 03/31/02                  (0.04)               --
U.S. LARGE CAP VALUE
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                  (0.36)               --
  For the year ended 03/31/04                  (0.56)               --
  For the year ended 03/31/03                  (0.31)               --
  For the year ended 03/31/02                  (0.05)            (0.37)
  For the year ended 03/31/01                  (0.20)               --
U.S. SYSTEMATIC LARGE CAP GROWTH
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                     --                --
  For the year ended 03/31/04                     --                --
  For the year ended 03/31/03                     --                --
  For the year ended 03/31/02                     --                --
  For the year ended 03/31/01                     --             (1.03)
U.S. SYSTEMATIC SMID GROWTH
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                     --                --
  2/27/04 (Commenced) to 03/31/04                 --                --
U.S. CONVERTIBLE
  For the period ended 09/30/05 (1)      $     (0.28)   $           --
  For the year ended 03/31/05                  (0.45)            (1.27)
  For the year ended 03/31/04                  (0.59)               --
  For the year ended 03/31/03                  (0.71)               --
  For the year ended 03/31/02                  (0.74)               --
  For the year ended 03/31/01                  (0.66)            (1.63)

----------
(1)  Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.
(6) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Mini Cap Growth, U.S. Large Cap Value, U.S. Systematic Large Cap Growth, Global Select, International Growth, and U.S. High Yield Bond do not exceed 1.56%, 1.00%, 1.00%, 1.20%, 1.40%, and 0.75% for the period 04/01/02 to 06/30/02, 1.56%,
     0.85% 0.90%, 1.05%, 1.15%, and 0.75% period 07/01/02 to 01/21/03, 1.40%,
     1.00%, 1.00%, 1.10%, 1.15%, and 0.80% for the period 01/22/03 to 03/31/03, respectively. U.S. Emerging Growth, U.S. Small Cap Value, U.S. Equity Growth, Convertible and International Growth Opportunities had rates throughout the year of 1.25%, 1.30%, 1.00%, 1.00% and 1.40% respectively.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the U.S. Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.
(8) Due to the realignment of the Fund's portfolio in connection with the combination with Global Technology Fund and Global HealthCare Fund, the cost of purchases of $27,251,277 and proceeds from sales of $35,006,695 have been excluded from the Portfolio Turnover calculation.
(9) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Mini Cap Growth, U.S. Emerging Growth, U.S. Large Cap Value, U.S. Systematic Large Cap Growth, U.S. Equity Growth, U.S. Convertible, Global Select, International Growth, International Growth Opportunities, and U.S. High Yield Bond do not exceed 1.40%, 1.25%, 0.75%, 1.00%, 1.00%, 1.00%, 1.10%, 1.15%, and 0.60% for the
     period 04/01/03 to 07/28/03, 1.56%, 1.48%, 0.81%, 1.12%, 1.23%, 1.02%,
     1.16%, 1.41%, 1.56%, and 0.63% for the period 07/29/03 to 03/31/04, respectively. U.S. Small Cap Value and Emerging Countries do not exceed 1.30% and 1.65% for the period 04/01/03 to 07/28/03, 1.45% and1.73% for the period 07/29/03 to 02/23/04, 1.30% and 1.65% for the period 02/24/04 to
     03/31/04, respectively. U.S. Systematic SMID Growth did not exceed 1.33% for the period 02/24/04 to 03/31/04.
(10) Inception to date Return.
(11) Due to the realignment of the Fund's portfolio in connection with the combination with U.S. Systematic Mid Cap Growth Fund, the cost of purchases of $1,095,903 and proceeds from sales of $1,041,817 have been excluded from the Portfolio Turnover calculation.
(12) Due to the realignment of the Fund's portfolio in connection with the combination with Emerging Countries Fund, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.
(13) Less than one penny per share.
(14) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), Emerging Markets Opportunity Fund do not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05, respectively.
(15) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), International Systematic Fund do not exceed 1.75% for the period 07/06/05 to 07/31/05 and 1.20% for the period 08/01/05 to 09/30/05, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                            NET ASSET                   NET ASSETS,
                                              TOTAL           VALUE,      TOTAL           ENDING
                                          DISTRIBUTIONS      ENDING     RETURN (3)      (IN 000'S)
---------------------------------------------------------------------------------------------------
                                         U.S. EQUITY FUNDS
U.S. MINI CAP GROWTH
  For the period ended 09/30/05 (1)      $           --    $    14.82        15.51%    $     67,026
  For the year ended 03/31/05                     (0.68)        12.83        (8.17%)         69,246
  For the year ended 03/31/04                        --         14.69        97.45%          68,876
  For the year ended 03/31/03                        --          7.44       (31.62%)         35,625
  For the year ended 03/31/02                        --         10.88        20.22%          88,311
  For the year ended 03/31/01                    (15.77)         9.05       (48.41%)         47,810
U.S. EMERGING GROWTH
  For the period ended 09/30/05 (1)      $           --    $    11.16        14.23%    $      6,736
  For the year ended 03/31/05                        --          9.77         1.66%          12,043
  For the year ended 03/31/04                        --          9.61        52.06%          32,095
  For the year ended 03/31/03                        --          6.32       (34.10%)         36,756
  For the year ended 03/31/02                        --          9.59         0.21%         173,053
  For the year ended 03/31/01                     (5.08)         9.57       (49.55%)        138,022
U.S. SMALL CAP VALUE
  For the period ended 09/30/05 (1)      $           --    $    18.74         7.70%    $     97,020
  For the year ended 03/31/05                     (2.32)        17.40        11.91%          86,017
  For the year ended 03/31/04                     (0.48)        17.64        77.64%          65,791
  For the year ended 03/31/03                     (2.17)        10.23       (21.54%)         10,980
  For the year ended 03/31/02                     (0.04)        15.62        25.33%          58,833
U.S. LARGE CAP VALUE
  For the period ended 09/30/05 (1)      $           --    $    27.92         4.53%    $     17,454
  For the year ended 03/31/05                     (0.36)        26.71        10.96%          16,948
  For the year ended 03/31/04                     (0.56)        24.40        37.44%          12,644
  For the year ended 03/31/03                     (0.31)        18.20       (24.41%)         27,659
  For the year ended 03/31/02                     (0.42)        24.46         6.35%          39,358
  For the year ended 03/31/01                     (0.20)        23.42         8.64%          46,672
U.S. SYSTEMATIC LARGE CAP GROWTH
  For the period ended 09/30/05 (1)      $           --    $    16.35         4.21%    $      4,074
  For the year ended 03/31/05                        --         15.67         4.05%             780
  For the year ended 03/31/04                        --         15.06        18.30%           3,518
  For the year ended 03/31/03                        --         12.73       (29.59%)         18,328
  For the year ended 03/31/02                        --         18.08       (20.04%)         57,769
  For the year ended 03/31/01                     (1.03)        22.61       (53.26%)         60,882
U.S. SYSTEMATIC SMID GROWTH
  For the period ended 09/30/05 (1)      $           --    $    12.09        13.10%    $      5,208
  For the year ended 03/31/05                        --         10.69         8.09%           5,566
  2/27/04 (Commenced) to 03/31/04                    --          9.89        (1.10%)          5,347
U.S. CONVERTIBLE
  For the period ended 09/30/05 (1)      $        (0.28)   $    23.97         8.10%    $     33,115
  For the year ended 03/31/05                     (1.72)        22.44         4.62%          35,397
  For the year ended 03/31/04                     (0.59)        23.11        34.15%          50,103
  For the year ended 03/31/03                     (0.71)        17.72       (13.69%)         44,901
  For the year ended 03/31/02                     (0.74)        21.35        (4.51%)        120,359
  For the year ended 03/31/01                     (2.29)        23.14       (25.12%)        126,826

                                                              RATIOS TO AVERAGE NET ASSETS (4)
                                    ----------------------------------------------------------------------------
                                                                                    EXPENSES     EXPENSES NET OF       FUND'S
                                         NET                        EXPENSE          NET OF       REIMBURSEMENT/      PORTFOLIO
                                     INVESTMENT       TOTAL   (REIMBURSEMENTS)/  REIMBURSEMENT/     RECOUPMENT         TURNOVER
                                    INCOME (LOSS)   EXPENSES       RECOUPMENT       RECOUPMENT       OFFSET (5)         RATE
-------------------------------------------------------------------------------------------------------------------------------
                                                              U.S. EQUITY FUNDS
U.S. MINI CAP GROWTH
  For the period ended 09/30/05 (1)         (0.84%)     1.69%            (0.13%)           1.56%            1.09%          101%
  For the year ended 03/31/05               (0.72%)     1.63%            (0.07%)           1.56%            1.12%          266%
  For the year ended 03/31/04               (1.08%)     1.64%            (0.07%)           1.57%            1.19%(9)       298%
  For the year ended 03/31/03               (1.36%)     1.75%            (0.16%)           1.59%            1.55%(6)       164%
  For the year ended 03/31/02               (1.31%)     1.60%            (0.03%)           1.57%            1.57%          170%
  For the year ended 03/31/01               (0.66%)     1.62%            (0.04%)           1.58%            1.58%          118%
U.S. EMERGING GROWTH
  For the period ended 09/30/05 (1)         (1.04%)     1.86%            (0.37%)           1.49%            1.10%           66%
  For the year ended 03/31/05               (0.75%)     1.63%            (0.17%)           1.46%            1.06%          142%
  For the year ended 03/31/04               (1.04%)     1.48%               --             1.48%            1.26%(9)       166%
  For the year ended 03/31/03               (0.96%)     1.45%            (0.17%)           1.28%            1.26%(6)       118%
  For the year ended 03/31/02               (0.46%)     1.34%            (0.12%)           1.22%            1.22%(7)       138%
  For the year ended 03/31/01               (0.07%)     1.30%            (0.12%)           1.18%            1.18%          120%
U.S. SMALL CAP VALUE
  For the period ended 09/30/05 (1)          0.39%      1.34%            (0.04%)           1.30%            1.02%           25%
  For the year ended 03/31/05                0.11%      1.33%            (0.03%)           1.30%            1.13%           73%
  For the year ended 03/31/04                0.18%      1.35%            (0.01%)           1.34%            1.19%(9)       101%
  For the year ended 03/31/03                0.47%      1.54%            (0.26%)           1.28%            1.25%(6)       109%
  For the year ended 03/31/02                0.79%      1.44%            (0.14%)           1.30%            1.30%           84%
U.S. LARGE CAP VALUE
  For the period ended 09/30/05 (1)          1.17%      1.36%            (0.54%)           0.82%            0.72%           21%
  For the year ended 03/31/05                1.70%      1.31%            (0.50%)           0.81%            0.76%           42%
  For the year ended 03/31/04                1.38%      1.27%            (0.45%)           0.82%            0.79%(9)        51%
  For the year ended 03/31/03                1.24%      1.28%            (0.34%)           0.94%            0.93%(6)       139%
  For the year ended 03/31/02                0.89%      1.14%            (0.13%)           1.01%            1.01%           99%
  For the year ended 03/31/01                1.04%      1.21%            (0.19%)           1.02%            1.02%          120%
U.S. SYSTEMATIC LARGE CAP GROWTH
  For the period ended 09/30/05 (1)          0.26%      1.67%            (0.54%)           1.13%            0.98%           86%
  For the year ended 03/31/05                0.45%      1.66%            (0.54%)           1.12%            1.00%          197%
  For the year ended 03/31/04               (0.16%)     1.33%            (0.20%)           1.13%            0.93%(9)       172%
  For the year ended 03/31/03               (0.34%)     1.27%            (0.30%)           0.97%            0.95%(6)       193%
  For the year ended 03/31/02               (0.54%)     1.09%            (0.09%)           1.00%            1.00%          224%
  For the year ended 03/31/01               (0.51%)     1.09%            (0.09%)           1.00%            1.00%          160%
U.S. SYSTEMATIC SMID GROWTH
  For the period ended 09/30/05 (1)         (0.11%)     2.82%            (1.46%)           1.36%            0.72%           84%
  For the year ended 03/31/05               (0.36%)     1.97%            (0.63%)           1.34%            1.21%          146%(11)
  2/27/04 (Commenced) to 03/31/04           (0.43%)     4.39%            (3.04%)           1.35%            1.35%(9)        14%
U.S. CONVERTIBLE
  For the period ended 09/30/05 (1)          1.24%      1.13%            (0.10%)           1.03%            0.84%           47%
  For the year ended 03/31/05                1.68%      1.10%            (0.08%)           1.02%            0.85%          102%
  For the year ended 03/31/04                2.57%      1.10%            (0.06%)           1.04%            1.00%(9)       103%
  For the year ended 03/31/03                3.17%      1.16%            (0.15%)           1.01%            1.00%(6)       114%
  For the year ended 03/31/02                2.87%      1.05%            (0.05%)           1.00%            1.00%          181%
  For the year ended 03/31/01                2.40%      1.04%            (0.03%)           1.01%            1.01%          118%

                                          NET ASSET           NET            NET REALIZED      TOTAL FROM
                                            VALUE,        INVESTMENT        AND UNREALIZED     INVESTMENT
                                          BEGINNING    INCOME (LOSS) (2)     GAINS (LOSS)      OPERATIONS
---------------------------------------------------------------------------------------------------------
                                                 GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/05 (1)      $    16.09   $             0.03    $         1.77    $      1.80
  For the year ended 03/31/05                 15.58                 0.06              1.37           1.43
  For the year ended 03/31/04                 10.26                (0.01)             5.33           5.32
  For the year ended 03/31/03                 13.67                (0.02)            (3.39)         (3.41)
  For the year ended 03/31/02                 12.86                (0.06)             0.87           0.81
  For the year ended 03/31/01                 31.91                (0.06)           (10.00)        (10.06)
INTERNATIONAL GROWTH
  For the period ended 09/30/05 (1)      $    20.47   $             0.17    $         2.54    $      2.71
  For the year ended 03/31/05                 19.09                 0.08              1.72           1.80
  For the year ended 03/31/04                 12.83                 0.30              6.00           6.30
  For the year ended 03/31/03                 17.17                 0.12             (4.46)         (4.34)
  For the year ended 03/31/02                 19.21                 0.06             (2.10)         (2.04)
  For the year ended 03/31/01                 31.88                 0.04            (11.29)        (11.25)
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/05 (1)      $    35.01   $             0.15    $         4.05    $      4.20
  For the year ended 03/31/05                 29.43                 0.32              5.35           5.67
  For the year ended 03/31/04                 17.39                 0.18             11.86          12.04
  For the year ended 03/31/03                 22.72                 0.07             (5.40)         (5.33)
  For the year ended 03/31/02                 24.38                 0.09             (1.75)         (1.66)
  For the year ended 03/31/01                 51.19                (0.09)           (17.92)        (18.01)
EMERGING MARKETS OPPORTUNITIES
  For the period ended 09/30/05 (1)      $    12.62   $             0.19    $         2.71    $      2.90
  5/28/04 (Commenced) to 03/31/05             10.00                 0.08              2.55           2.63
INTERNATIONAL SYSTEMATIC
  7/06/05 (Commenced) to 09/30/05 (1)    $    10.00   $             0.01    $         1.62    $      1.63

                                           FIXED INCOME FUNDS

U.S. HIGH YIELD BOND
  For the period ended 09/30/05 (1)      $    10.04   $             0.40    $        (0.02)   $      0.38
  For the year ended 03/31/05                 10.34                 0.85             (0.31)          0.54
  For the year ended 03/31/04                  9.65                 0.86              0.63           1.49
  For the year ended 03/31/03                  9.88                 0.83             (0.23)          0.60
  For the year ended 03/31/02                 10.82                 0.93             (0.91)          0.02
  For the year ended 03/31/01                 11.95                 1.31             (1.22)          0.09

                                              DISTRIBUTIONS FROM:
                                         -----------------------------
                                              NET             NET
                                          INVESTMENT       REALIZED
                                            INCOME       CAPITAL GAINS
----------------------------------------------------------------------
                          GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                     --             (0.92)
  For the year ended 03/31/04                     --                --
  For the year ended 03/31/03                     --                --
  For the year ended 03/31/02                     --                --
  For the year ended 03/31/01                     --             (8.99)
INTERNATIONAL GROWTH
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                     --             (0.42)
  For the year ended 03/31/04                  (0.04)               --
  For the year ended 03/31/03                     --                --
  For the year ended 03/31/02                     --                --
  For the year ended 03/31/01                     --             (1.42)
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/05 (1)      $        --    $           --
  For the year ended 03/31/05                  (0.09)               --
  For the year ended 03/31/04                     --                --
  For the year ended 03/31/03                     --                --
  For the year ended 03/31/02                     --                --
  For the year ended 03/31/01                  (0.13)            (8.67)
EMERGING MARKETS OPPORTUNITIES
  For the period ended 09/30/05 (1)      $        --    $           --
  5/28/04 (Commenced) to 03/31/05              (0.01)               --
INTERNATIONAL SYSTEMATIC
  7/06/05 (Commenced) to 09/30/05 (1)    $        --    $           --

                          FIXED INCOME FUNDS
U.S. HIGH YIELD BOND
  For the period ended 09/30/05 (1)      $     (0.38)   $           --
  For the year ended 03/31/05                  (0.84)            (0.00)(13)
  For the year ended 03/31/04                  (0.80)               --
  For the year ended 03/31/03                  (0.83)               --
  For the year ended 03/31/02                  (0.96)               --
  For the year ended 03/31/01                  (1.22)               --

----------
(1)  Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.
(6) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Mini Cap Growth, U.S. Large Cap Value, U.S. Systematic Large Cap Growth, Global Select, International Growth, and U.S. High Yield Bond do not exceed 1.56%, 1.00%, 1.00%, 1.20%, 1.40%, and 0.75% for the period 04/01/02 to 06/30/02, 1.56%,
     0.85% 0.90%, 1.05%, 1.15%, and 0.75% period 07/01/02 to 01/21/03, 1.40%,
     1.00%, 1.00%, 1.10%, 1.15%, and 0.80% for the period 01/22/03 to 03/31/03, respectively. U.S. Emerging Growth, U.S. Small Cap Value, U.S. Equity Growth, Convertible and International Growth Opportunities had rates throughout the year of 1.25%, 1.30%, 1.00%, 1.00% and 1.40% respectively.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the U.S. Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.
(8) Due to the realignment of the Fund's portfolio in connection with the combination with Global Technology Fund and Global HealthCare Fund, the cost of purchases of $27,251,277 and proceeds from sales of $35,006,695 have been excluded from the Portfolio Turnover calculation.
(9) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Mini Cap Growth, U.S. Emerging Growth, U.S. Large Cap Value, U.S. Systematic Large Cap Growth, U.S. Equity Growth, U.S. Convertible, Global Select, International Growth, International Growth Opportunities, and U.S. High Yield Bond do not exceed 1.40%, 1.25%, 0.75%, 1.00%, 1.00%, 1.00%, 1.10%, 1.15%, and 0.60% for the
     period 04/01/03 to 07/28/03, 1.56%, 1.48%, 0.81%, 1.12%, 1.23%, 1.02%,
     1.16%, 1.41%, 1.56%, and 0.63% for the period 07/29/03 to 03/31/04, respectively. U.S. Small Cap Value and Emerging Countries do not exceed 1.30% and 1.65% for the period 04/01/03 to 07/28/03, 1.45% and1.73% for the period 07/29/03 to 02/23/04, 1.30% and 1.65% for the period 02/24/04 to
     03/31/04, respectively. U.S. Systematic SMID Growth did not exceed 1.33% for the period 02/24/04 to 03/31/04.
(10) Inception to date Return.
(11) Due to the realignment of the Fund's portfolio in connection with the combination with U.S. Systematic Mid Cap Growth Fund, the cost of purchases of $1,095,903 and proceeds from sales of $1,041,817 have been excluded from the Portfolio Turnover calculation.
(12) Due to the realignment of the Fund's portfolio in connection with the combination with Emerging Countries Fund, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.
(13) Less than one penny per share.
(14) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), Emerging Markets Opportunity Fund do not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05, respectively.
(15) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), International Systematic Fund do not exceed 1.75% for the period 07/06/05 to 07/31/05 and 1.20% for the period 08/01/05 to 09/30/05, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                            NET ASSET                    NET ASSETS,
                                              TOTAL           VALUE,      TOTAL            ENDING
                                          DISTRIBUTIONS      ENDING     RETURN (3)       (IN 000'S)
----------------------------------------------------------------------------------------------------
                                         GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/05 (1)      $           --    $    17.89        11.19%     $     55,492
  For the year ended 03/31/05                     (0.92)        16.09         9.27%           66,115
  For the year ended 03/31/04                        --         15.58        51.85%           78,327
  For the year ended 03/31/03                        --         10.26       (24.95%)          69,776
  For the year ended 03/31/02                        --         13.67         6.30%           41,219
  For the year ended 03/31/01                     (8.99)        12.86       (36.33%)          15,023
INTERNATIONAL GROWTH
  For the period ended 09/30/05 (1)      $           --    $    23.18        13.24%     $     38,936
  For the year ended 03/31/05                     (0.42)        20.47         9.49%           41,394
  For the year ended 03/31/04                     (0.04)        19.09        49.17%           51,450
  For the year ended 03/31/03                        --         12.83       (25.28%)          88,029
  For the year ended 03/31/02                        --         17.17       (10.62%)         214,920
  For the year ended 03/31/01                     (1.42)        19.21       (35.99%)         215,602
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/05 (1)      $           --    $    39.21        12.00%     $     76,703
  For the year ended 03/31/05                     (0.09)        35.01        19.28%           55,462
  For the year ended 03/31/04                        --         29.43        69.24%           54,015
  For the year ended 03/31/03                        --         17.39       (23.46%)          65,351
  For the year ended 03/31/02                        --         22.72        (6.81%)         144,429
  For the year ended 03/31/01                     (8.80)        24.38       (37.80%)         193,934
EMERGING MARKETS OPPORTUNITIES
  For the period ended 09/30/05 (1)      $           --    $    15.52        22.98%     $     20,982
  5/28/04 (Commenced) to 03/31/05                 (0.01)        12.62        26.32%(10)       26,517
INTERNATIONAL SYSTEMATIC
  7/06/05 (Commenced) to 09/30/05 (1)    $           --    $    11.63        16.30%(10) $      3,892

                                         FIXED INCOME FUNDS
U.S. HIGH YIELD BOND
  For the period ended 09/30/05 (1)      $        (0.38)   $    10.04         3.87%     $     93,520
  For the year ended 03/31/05                     (0.84)        10.04         5.40%          131,677
  For the year ended 03/31/04                     (0.80)        10.34        16.67%          102,110
  For the year ended 03/31/03                     (0.83)         9.65         6.61%          120,182
  For the year ended 03/31/02                     (0.96)         9.88         0.42%           71,369
  For the year ended 03/31/01                     (1.22)        10.82         0.78%           42,622

                                                              RATIOS TO AVERAGE NET ASSETS (4)
                                      -----------------------------------------------------------------------------
                                                                                       EXPENSES     EXPENSES NET OF       FUND'S
                                           NET                        EXPENSE           NET OF       REIMBURSEMENT/     PORTFOLIO
                                       INVESTMENT       TOTAL   (REIMBURSEMENTS)/   REIMBURSEMENT/     RECOUPMENT        TURNOVER
                                      INCOME (LOSS)   EXPENSES       RECOUPMENT       RECOUPMENT        OFFSET (5)         RATE
---------------------------------------------------------------------------------------------------------------------------------
                                                              GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/05 (1)           0.40%      1.18%            (0.02%)           1.16%            0.95%           66%
  For the year ended 03/31/05                 0.41%      1.15%            (0.01%)           1.14%            0.95%          164%
  For the year ended 03/31/04                (0.05%)     1.28%            (0.10%)           1.18%            1.01%(9)       226%
  For the year ended 03/31/03                (0.16%)     1.42%            (0.27%)           1.15%            1.13%(6)       230%(8)
  For the year ended 03/31/02                (0.43%)     1.37%            (0.14%)           1.23%            1.23%          401%
  For the year ended 03/31/01                (0.21%)     1.78%            (0.48%)           1.30%            1.30%          440%
INTERNATIONAL GROWTH
  For the period ended 09/30/05 (1)           1.54%      1.38%               --             1.38%            1.01%           86%
  For the year ended 03/31/05                 0.42%      1.39%               --             1.39%            1.08%          203%
  For the year ended 03/31/04                 1.35%      1.49%            (0.04%)           1.45%            1.19%(9)       186%
  For the year ended 03/31/03                 0.76%      1.46%            (0.21%)           1.25%            1.23%(6)       203%
  For the year ended 03/31/02                 0.32%      1.36%             0.01%            1.37%            1.37%          232%
  For the year ended 03/31/01                 0.15%      1.32%             0.08%            1.40%            1.40%          234%
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/05 (1)           0.83%      1.37%               --             1.37%            1.04%          104%
  For the year ended 03/31/05                 1.05%      1.42%               --             1.42%            1.11%          110%
  For the year ended 03/31/04                 0.74%      1.47%               --             1.47%            1.28%(9)       124%
  For the year ended 03/31/03                 0.36%      1.54%            (0.10%)           1.44%            1.42%(6)       129%
  For the year ended 03/31/02                 0.40%      1.42%            (0.01%)           1.41%            1.41%          168%
  For the year ended 03/31/01                (0.24%)     1.37%             0.05%            1.42%            1.42%          160%
EMERGING MARKETS OPPORTUNITIES
  For the period ended 09/30/05 (1)           2.76%      2.23%            (0.50%)           1.72%            1.13%           46%
  5/28/04 (Commenced) to 03/31/05             0.56%      2.83%            (1.08%)           1.75%            1.69%(14)       59%(12)
INTERNATIONAL SYSTEMATIC
  7/06/05 (Commenced) to 09/30/05 (1)         0.57%      3.57%            (2.33%)           1.24%            1.06%(15)       29%

                                                       FIXED INCOME FUNDS
U.S. HIGH YIELD BOND
  For the period ended 09/30/05 (1)           7.82%      0.86%            (0.23%)           0.63%            0.57%           48%
  For the year ended 03/31/05                 7.82%      0.82%            (0.19%)           0.63%            0.60%          123%
  For the year ended 03/31/04                 8.43%      0.87%            (0.23%)           0.64%            0.61%(9)       134%
  For the year ended 03/31/03                 8.78%      1.01%            (0.24%)           0.77%            0.77%(6)       137%
  For the year ended 03/31/02                 9.28%      1.03%            (0.27%)           0.76%            0.76%          113%
  For the year ended 03/31/01                10.75%      1.29%            (0.53%)           0.76%            0.76%          132%

For a Class II share outstanding during the period indicated

                                         NET ASSET           NET            NET REALIZED      TOTAL FROM
                                           VALUE,        INVESTMENT        AND UNREALIZED     INVESTMENT
                                         BEGINNING    INCOME (LOSS) (2)     GAINS (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------
                                            U.S. EQUITY FUNDS
U.S. MINI CAP GROWTH
  For the period ended 09/30/05 (1)     $    12.85   $            (0.05)   $         2.06    $      2.01
  09/30/04 (commenced) to 03/31/05           12.49                (0.03)             1.07           1.04
U.S. SMALL CAP VALUE
  For the period ended 09/30/05 (1)     $    17.39   $             0.04    $         1.30    $      1.34
  11/10/04 (commenced) to 03/31/05           18.82                   --              0.93           0.93

                                              GLOBAL FUNDS
GLOBAL SELECT
  For the period ended 09/30/05 (1)     $    16.09   $             0.04    $         1.77    $      1.81
  For the year ended 03/31/05                15.58                 0.07              1.36           1.43
  6/30/03 (Commenced) to 03/31/04            12.12                (0.01)             3.47           3.46
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/05 (1)     $    35.02   $             0.17    $         4.07    $      4.24
  For the year ended 03/31/05                29.47                 0.38              5.32           5.70
  6/05/03 (Commenced) to 03/31/04            20.85                 0.14              8.48           8.62
EMERGING MARKETS OPPORTUNITIES
  For the period ended 09/30/05 (1)     $    12.62   $             0.26    $         2.65    $      2.91
  03/24/05 (Commenced) to 03/31/05           12.55                   --              0.07           0.07

                                           FIXED INCOME FUNDS
U.S. HIGH YIELD BOND
  For the period ended 09/30/05 (1)     $    10.02   $             0.40    $        (0.02)   $      0.38
  For the year ended 03/31/05                10.33                 0.85             (0.33)          0.52
  6/30/03 (Commenced) to 03/31/04            10.18                 0.66              0.10           0.76

                                              DISTRIBUTIONS FROM:
                                         ----------------------------
                                             NET             NET
                                         INVESTMENT       REALIZED              TOTAL
                                           INCOME       CAPITAL GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------
                                       U.S. EQUITY FUNDS
U.S. MINI CAP GROWTH
  For the period ended 09/30/05 (1)     $        --    $           --       $           --
  09/30/04 (commenced) to 03/31/05      $        --    $        (0.68)               (0.68)
U.S. SMALL CAP VALUE
  For the period ended 09/30/05 (1)     $        --    $           --       $           --
  11/10/04 (commenced) to 03/31/05      $     (0.04)            (2.32)               (2.36)

                                          GLOBAL FUNDS
GLOBAL SELECT
  For the period ended 09/30/05 (1)     $        --    $           --       $           --
  For the year ended 03/31/05                    --             (0.92)               (0.92)
  6/30/03 (Commenced) to 03/31/04                --                --                   --
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/05 (1)     $        --    $           --       $           --
  For the year ended 03/31/05                 (0.15)               --                (0.15)
  6/05/03 (Commenced) to 03/31/04                --                --                   --
EMERGING MARKETS OPPORTUNITIES
  For the period ended 09/30/05 (1)     $        --    $           --       $           --
  03/24/05 (Commenced) to 03/31/05               --                --                   --

                                        FIXED INCOME FUNDS
U.S. HIGH YIELD BOND
  For the period ended 09/30/05 (1)     $     (0.39)   $           --       $        (0.39)
  For the year ended 03/31/05                 (0.84)            (0.00)(7)            (0.84)
  6/30/03 (Commenced) to 03/31/04             (0.61)               --                (0.61)

For a Class IV share outstanding during the period indicated

                                         NET ASSET           NET            NET REALIZED      TOTAL FROM
                                           VALUE,        INVESTMENT        AND UNREALIZED     INVESTMENT
                                         BEGINNING    INCOME (LOSS) (2)     GAINS (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------
                                            U.S. EQUITY FUNDS
U.S. SYSTEMATIC SMID GROWTH
  For the period ended 09/30/05 (1)     $    10.69   $             0.01    $         1.40    $      1.41
  03/04/05 (Commenced) to 03/31/04           11.10                (0.02)            (0.39)         (0.41)

                                              GLOBAL FUNDS
INTERNATIONAL GROWTH
  For the period ended 09/30/05 (1)     $    20.45   $             0.21    $         2.54    $      2.75
  For the year ended 03/31/05                19.11                 0.15              1.72           1.87
  10/01/03 (Commenced) to 03/31/04           16.19                 0.06              2.93           2.99
INTERNATIONAL GROWTH OPPORTUNITIES
  09/01/05 (Commenced) to 09/30/05 (1)  $    37.74   $             0.01    $         1.52    $      1.53

                                              DISTRIBUTIONS FROM:
                                         ----------------------------
                                             NET             NET
                                         INVESTMENT       REALIZED              TOTAL
                                           INCOME       CAPITAL GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------
                                     U.S. EQUITY FUNDS
U.S. SYSTEMATIC SMID GROWTH
  For the period ended 09/30/05 (1)     $        --    $           --       $           --
  03/04/05 (Commenced) to 03/31/04               --                --                   --

                                      GLOBAL FUNDS
INTERNATIONAL GROWTH
  For the period ended 09/30/05 (1)     $        --    $           --       $           --
  For the year ended 03/31/05                 (0.11)            (0.42)               (0.53)
  10/01/03 (Commenced) to 03/31/04            (0.07)               --                (0.07)
INTERNATIONAL GROWTH OPPORTUNITIES
  09/01/05 (Commenced) to 09/30/05 (1)           --    $           --       $           --

----------
(1)  Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.
(6)  Inception to date Return.
(7)  Less than one penny per share.
(8) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), Emerging Markets Opportunity Fund Class II do not exceed 1.60% for the period 04/01/04 to 03/23/05 and 1.50% for the period 03/24/05 to 03/31/05, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                         NET ASSET                     NET ASSETS,
                                           VALUE,      TOTAL             ENDING
                                          ENDING     RETURN (3)        (IN 000'S)
----------------------------------------------------------------------------------
                                U.S. EQUITY FUNDS
U.S. MINI CAP GROWTH
  For the period ended 09/30/05 (1)     $    14.86        15.64%      $      7,109
  09/30/04 (commenced) to 03/31/05           12.85         8.17%(6)         15,200
U.S. SMALL CAP VALUE
  For the period ended 09/30/05 (1)     $    18.73         7.77%      $     25,872
  11/10/04 (commenced) to 03/31/05           17.39         4.95%(6)         17,691

                                   GLOBAL FUNDS
GLOBAL SELECT
  For the period ended 09/30/05 (1)     $    17.90        11.25%      $     86,863
  For the year ended 03/31/05                16.09         9.27%            69,548
  6/30/03 (Commenced) to 03/31/04            15.58        28.55%            35,817
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/05 (1)     $    39.26        12.11%      $     26,379
  For the year ended 03/31/05                35.02        19.40%            35,233
  6/05/03 (Commenced) to 03/31/04            29.47        41.34%            60,394
EMERGING MARKETS OPPORTUNITIES
  For the period ended 09/30/05 (1)     $    15.53        23.06%      $      2,872
  03/24/05 (Commenced) to 03/31/05           12.62         0.56%(6)          9,111

                                FIXED INCOME FUNDS
U.S. HIGH YIELD BOND
  For the period ended 09/30/05 (1)     $    10.01         3.80%      $     42,786
  For the year ended 03/31/05                10.02         5.36%            42,710
  6/30/03 (Commenced) to 03/31/04            10.33         8.43%            68,952

                                                          RATIOS TO AVERAGE NET ASSETS (4)
                                    --------------------------------------------------------------------------------
                                                                                      EXPENSES       EXPENSES NET OF       FUND'S
                                         NET                        EXPENSE            NET OF         REIMBURSEMENT/     PORTFOLIO
                                     INVESTMENT       TOTAL    (REIMBURSEMENTS)/    REIMBURSEMENT/      RECOUPMENT        TURNOVER
                                    INCOME (LOSS)   EXPENSES       RECOUPMENT        RECOUPMENT         OFFSET (5)          RATE
----------------------------------------------------------------------------------------------------------------------------------
                                                        U.S. EQUITY FUNDS
U.S. MINI CAP GROWTH
  For the period ended 09/30/05 (1)         (0.63%)     1.45%             (0.13%)             1.32%             0.84%          101%
  09/30/04 (commenced) to 03/31/05          (0.41%)     1.37%             (0.06%)             1.31%             0.97%          266%
U.S. SMALL CAP VALUE
  For the period ended 09/30/05 (1)          0.48%      1.24%             (0.04%)             1.20%             0.92%           25%
  11/10/04 (commenced) to 03/31/05           0.33%      1.26%             (0.06%)             1.20%             0.93%           73%

                                                           GLOBAL FUNDS
GLOBAL SELECT
  For the period ended 09/30/05 (1)          0.44%      1.13%             (0.02%)             1.11%             0.90%           66%
  For the year ended 03/31/05                0.44%      1.10%             (0.01%)             1.09%             0.90%          164%
  6/30/03 (Commenced) to 03/31/04           (0.08%)     1.24%             (0.12%)             1.12%             0.94%          226%
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/05 (1)          1.02%      1.22%                --               1.22%             0.89%          104%
  For the year ended 03/31/05                1.19%      1.27%                --               1.27%             0.97%          110%
  6/05/03 (Commenced) to 03/31/04            0.66%      1.29%                --               1.29%             1.11%          124%
EMERGING MARKETS OPPORTUNITIES
  For the period ended 09/30/05 (1)          2.88%      2.07%             (0.50%)             1.57%             0.98%           46%
  03/24/05 (Commenced) to 03/31/05           1.43%      1.46%              0.06%              1.52%             1.41%(8)        59%

                                                        FIXED INCOME FUNDS
U.S. HIGH YIELD BOND
  For the period ended 09/30/05 (1)          7.90%      0.82%             (0.23%)             0.58%             0.52%           48%
  For the year ended 03/31/05                7.88%      0.77%             (0.19%)             0.58%             0.54%          123%
  6/30/03 (Commenced) to 03/31/04            8.68%      0.82%             (0.24%)             0.58%             0.57%          134%

                                         NET ASSET                     NET ASSETS,
                                           VALUE,      TOTAL             ENDING
                                          ENDING     RETURN (3)        (IN 000'S)
----------------------------------------------------------------------------------
                                U.S. EQUITY FUNDS
U.S. SYSTEMATIC SMID GROWTH
  For the period ended 09/30/05 (1)     $    12.10        13.19%      $      2,404
  03/04/05 (Commenced) to 03/31/04           10.69        (3.69%)(5)         1,268

                                   GLOBAL FUNDS
INTERNATIONAL GROWTH
  For the period ended 09/30/05 (1)     $    23.20        13.45%      $     47,786
  For the year ended 03/31/05                20.45         9.84%            26,022
  10/01/03 (Commenced) to 03/31/04           19.11        18.49%            23,719
INTERNATIONAL GROWTH OPPORTUNITIES
  09/01/05 (Commenced) to 09/30/05 (1)  $    39.27        18.49%      $     22,986

                                                            RATIOS TO AVERAGE NET ASSETS (4)
                                      --------------------------------------------------------------------------------
                                                                                        EXPENSES       EXPENSES NET OF    FUND'S
                                           NET                      EXPENSE              NET OF        REIMBURSEMENT/   PORTFOLIO
                                       INVESTMENT       TOTAL   (REIMBURSEMENTS)/    REIMBURSEMENT/      RECOUPMENT      TURNOVER
                                      INCOME (LOSS)   EXPENSES     RECOUPMENT          RECOUPMENT        OFFSET (4)       RATE
---------------------------------------------------------------------------------------------------------------------------------
                                                        U.S. EQUITY FUNDS
U.S. SYSTEMATIC SMID GROWTH
  For the period ended 09/30/05 (1)            0.24%      2.62%             (1.47%)             1.16%             0.53%        84%
  03/04/05 (Commenced) to 03/31/04            (0.57%)     1.67%             (0.54%)             1.13%             1.12%       146%

                                                           GLOBAL FUNDS
INTERNATIONAL GROWTH
  For the period ended 09/30/05 (1)            1.85%      0.98%                --               0.98%             0.60%        86%
  For the year ended 03/31/05                  0.76%      0.98%                --               0.98%             0.68%       203%
  10/01/03 (Commenced) to 03/31/04             0.62%      0.97%              0.03%              1.00%             0.77%       186%
INTERNATIONAL GROWTH OPPORTUNITIES
  09/01/05 (Commenced) to 09/30/05 (1)         0.30%      1.12%                --               1.12%             0.81%       104%

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

                                           U.S. MINI CAP   U.S. EMERGING   U.S. SMALL CAP   U.S. LARGE CAP   U.S. SYSTEMATIC
                                              GROWTH           GROWTH          VALUE            VALUE        LARGE CAP GROWTH
ASSETS
  Investments, at value*                   $  91,633,461   $  10,784,284   $  133,440,741   $   21,987,886   $      9,907,562
  Foreign currencies, at value**                      --              --               --               --                 --
  Cash                                                --              --               --               --                 --
  Receivables:
    Investment securities sold                 1,175,708          46,332           25,201          109,238             48,496
    Capital shares sold                               50           6,042        6,976,809           10,228          3,280,936
    Dividends                                      2,860           1,196          121,540           25,564              8,785
    Foreign taxes receivable                          --              --               --               --                 --
    Interest                                          --              --               --               --                 --
    From investment advisor                           --              --               --               --              1,048
    Expense offset and other                      89,756          16,471          105,786            8,210             15,054
  Other assets                                    14,524           9,429           21,010           16,212             10,982
                                           -------------   -------------   --------------   --------------   ----------------
      Total assets                            92,916,359      10,863,754      140,691,087       22,157,338         13,272,863
                                           -------------   -------------   --------------   --------------   ----------------
LIABILITIES
  Payables:
    Bank overdraft                         $      26,863   $          --   $           --   $           --   $             --
    Investments purchased                      1,023,678          39,600          285,582           98,201                 --
    Capital shares redeemed                        2,488              80        6,900,815              166          3,285,888
    Collateral on securities loaned           17,514,513       1,486,750        9,702,325               --                 --
    Dividends                                         --              --               --               --                 --
    Distributions fee                                 --             519              136              948              1,207
    To investment advisor                         61,033           2,693           86,517            1,432                 --
  Other Liabilites                               152,722          44,846          127,414           42,846             27,096
                                           -------------   -------------   --------------   --------------   ----------------
    Total Liabilities                         18,781,297       1,574,488       17,102,789          143,593          3,314,191
                                           -------------   -------------   --------------   --------------   ----------------
NET ASSETS                                    74,135,062       9,289,266      123,588,298       22,013,745          9,958,672
                                           =============   =============   ==============   ==============   ================

  * Investments, at cost                      78,857,216       8,772,806      116,871,622       17,722,898          8,807,487
                                           =============   =============   ==============   ==============   ================
 ** Foreign currencies, at cost                       --              --               --               --                 --
                                           =============   =============   ==============   ==============   ================
NET ASSETS CONSIST OF:
  Paid-in capital                          $  60,700,596   $  16,203,733   $   99,017,001   $   22,190,052   $     18,474,983
  Undistributed net investment income
    (loss)                                      (309,909)        (79,864)         232,733          487,533             28,942
  Accumulated net realized gain (loss)
    on investments and foreign
    currencies                                   968,130      (8,846,081)       7,769,445       (4,928,828)        (9,645,328)
  Net unrealized appreciation
    (depreciation) of investments and of
    other assets and liabilities
    denominated in foreign currencies         12,776,245       2,011,478       16,569,119        4,264,988          1,100,075
                                           -------------   -------------   --------------   --------------   ----------------
  Net Assets applicable to all shares
    outstanding                            $  74,135,062   $   9,289,266   $  123,588,298   $   22,013,745   $      9,958,672
                                           =============   =============   ==============   ==============   ================
  Net Assets of Class I shares             $  67,026,121   $   6,736,394   $   97,020,318   $   17,453,517   $      4,074,141
  Net Assets of Class II shares                7,108,941              --       25,871,995               --                 --
  Net Assets of Class III shares                      --              --               --               --                 --
  Net Assets of Class IV shares                       --              --               --               --                 --
  Net Assets of Class R shares                        --       2,552,872          695,985        4,560,228          5,884,531
                                           =============   =============   ==============   ==============   ================
  Class I Shares outstanding                   4,521,824         603,822        5,177,260          625,108            249,241
  Class II Shares outstanding                    478,295              --        1,381,149               --                 --
  Class III Shares outstanding                        --              --               --               --                 --
  Class IV Shares outstanding                         --              --               --               --                 --
  Class R Shares outstanding                          --         231,966           37,209          164,082            365,301
                                           =============   =============   ==============   ==============   ================
  Net Asset Value -- Class I Share         $       14.82   $       11.16   $        18.74   $        27.92   $          16.35
  Net Asset Value -- Class II Share        $       14.86   $          --   $        18.73   $           --   $             --
  Net Asset Value -- Class III Share       $          --   $          --   $           --   $           --   $             --
  Net Asset Value -- Class IV Share        $          --   $          --   $           --   $           --   $             --
  Net Asset Value -- Class R Share         $          --   $       11.01   $        18.70   $        27.79   $          16.11
                                           =============   =============   ==============   ==============   ================

----------
(1)  Commenced operations on 7/06/05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           U.S. SYSTEMATIC                         GLOBAL        INTERNATIONAL      INTERNATIONAL
                                             SMID GROWTH     U.S. CONVERTIBLE      SELECT            GROWTH     GROWTH OPPORTUNITIES
ASSETS
  Investments, at value*                   $     7,691,282   $     33,669,668  $  145,400,871   $   92,375,612  $        131,017,746
  Foreign currencies, at value**                        --                 --             195            1,713               484,204
  Cash                                                  --                 --              --               --                    --
  Receivables:
    Investment securities sold                      91,432            580,854         978,413        1,347,013               525,804
    Capital shares sold                          2,640,253          3,181,663       6,860,837           70,567                45,492
    Dividends                                        3,897                 --          95,124          211,209                84,236
    Foreign taxes receivable                            --                 --           4,426            5,219                 9,194
    Interest                                            --            127,977              --               --                    --
    From investment advisor                          1,772                 --              --               --                    --
    Expense offset and other                        71,602             12,791          31,646           90,285               151,976
  Other assets                                      27,218              7,086          16,204           20,289                14,070
                                           ---------------   ----------------  --------------   --------------  --------------------
      Total assets                              10,527,456         37,580,039     153,387,716       94,121,907           132,332,722
                                           ---------------   ----------------  --------------   --------------  --------------------
LIABILITIES
  Payables:
    Bank overdraft                         $            --   $             --  $           --   $           --  $                 --
    Investments purchased                          130,652            505,295       1,958,708        1,745,257             1,252,125
    Capital shares redeemed                      2,640,418          3,184,258       6,862,566            4,068                40,308
    Collateral on securities loaned                116,125            707,400       1,926,993        4,224,833            11,687,093
    Dividends                                           --                325              --               --                    --
    Distributions fee                                   --                 --              --              239                    --
    To investment advisor                               --             12,501          81,970           54,165                82,722
  Other Liabilites                                  28,702             55,499         202,900          162,251               173,566
                                           ---------------   ----------------  --------------   --------------  --------------------
    Total Liabilities                            2,915,897          4,465,278      11,033,137        6,190,813            13,235,814
                                           ---------------   ----------------  --------------   --------------  --------------------
NET ASSETS                                       7,611,559         33,114,761     142,354,579       87,931,094           119,096,908
                                           ===============   ================  ==============   ==============  ====================

  * Investments, at cost                         6,726,995         28,663,199     122,704,057       77,714,611           108,534,297
                                           ===============   ================  ==============   ==============  ====================
 ** Foreign currencies, at cost                         --                 --             215            1,674               479,678
                                           ===============   ================  ==============   ==============  ====================
NET ASSETS CONSIST OF:
  Paid-in capital                          $     8,660,093   $     34,761,105  $  112,280,202   $   73,719,160  $        145,868,313
  Undistributed net investment income
    (loss)                                            (422)           (70,969)        459,444          641,430             1,283,148
  Accumulated net realized gain (loss)
    on investments and foreign
    currencies                                  (2,012,399)        (6,581,844)      6,919,467       (1,086,284)         (50,541,762)
  Net unrealized appreciation
    (depreciation) of investments and of
    other assets and liabilities
    denominated in foreign currencies              964,287          5,006,469      22,695,466       14,656,788            22,487,209
                                           ---------------   ----------------  --------------   --------------  --------------------
  Net Assets applicable to all shares
    outstanding                            $     7,611,559   $     33,114,761  $  142,354,579   $   87,931,094  $        119,096,908
                                           ===============   ================  ==============   ==============  ====================
  Net Assets of Class I shares             $     5,207,694   $     33,114,761  $   55,491,547   $   38,935,695  $         76,702,510
  Net Assets of Class II shares                         --                 --      86,863,032               --            26,379,237
  Net Assets of Class III shares                        --                 --              --               --                    --
  Net Assets of Class IV shares                  2,403,865                 --              --       47,784,038            16,015,161
  Net Assets of Class R shares                          --                 --              --        1,211,361                    --
                                           ===============   ================  ==============   ==============  ====================
  Class I Shares outstanding                       430,568          1,381,664       3,102,383        1,679,426             1,955,977
  Class II Shares outstanding                           --                 --       4,853,131               --               671,885
  Class III Shares outstanding                          --                 --              --               --                    --
  Class IV Shares outstanding                      198,676                 --              --        2,059,583               407,817
  Class R Shares outstanding                            --                 --              --           53,046                    --
                                           ===============   ================  ==============   ==============  ====================
  Net Asset Value -- Class I Share         $         12.09   $          23.97  $        17.89   $        23.18  $              39.21
  Net Asset Value -- Class II Share        $            --   $             --  $        17.90   $           --  $              39.26
  Net Asset Value -- Class III Share       $            --   $             --  $           --   $           --  $                 --
  Net Asset Value -- Class IV Share        $         12.10   $             --  $           --   $        23.20  $              39.27
  Net Asset Value -- Class R Share         $            --   $             --  $           --   $        22.84  $                 --
                                           ===============   ================  ==============   ==============  ====================

                                           EMERGING MARKETS    INTERNATIONAL   U.S.HIGH YIELD
                                             OPPORTUNITIES    SYSTEMATIC (1)        BOND
ASSETS
  Investments, at value*                   $     24,602,900   $    3,511,811   $  135,001,783
  Foreign currencies, at value**                    232,701            1,528               --
  Cash                                                   14               --               --
  Receivables:
    Investment securities sold                      676,278              148        1,064,078
    Capital shares sold                                  50          386,691           70,711
    Dividends                                        28,608            5,878               --
    Foreign taxes receivable                            167              128               --
    Interest                                             --               --        2,815,001
    From investment advisor                              --            2,507               --
    Expense offset and other                          3,936            1,103           42,710
  Other assets                                        7,472              338           23,504
                                           ----------------   --------------   --------------
      Total assets                               25,552,126        3,910,132      139,017,787
                                           ----------------   --------------   --------------
LIABILITIES
  Payables:
    Bank overdraft                         $             --   $          203   $           --
    Investments purchased                           823,069            1,673        2,426,030
    Capital shares redeemed                         386,951               --            9,416
    Collateral on securities loaned                 405,023               --               --
    Dividends                                            --               --               --
    Distributions fee                                    --               --               --
    To investment advisor                             4,396               --           31,035
  Other Liabilites                                   79,412           15,946          245,277
                                           ----------------   --------------   --------------
    Total Liabilities                             1,698,851           17,822        2,711,758
                                           ----------------   --------------   --------------
NET ASSETS                                       23,853,275        3,892,310      136,306,029
                                           ================   ==============   ==============

  * Investments, at cost                         16,843,294        3,177,451      132,844,203
                                           ================   ==============   ==============
 ** Foreign currencies, at cost                     232,627            1,520               --
                                           ================   ==============   ==============
NET ASSETS CONSIST OF:
  Paid-in capital                          $     33,483,929   $    3,512,213   $  138,518,017
  Undistributed net investment income
    (loss)                                          377,099            3,437         (253,603)
  Accumulated net realized gain (loss)
    on investments and foreign
    currencies                                  (17,767,098)          42,300       (4,115,965)
  Net unrealized appreciation
    (depreciation) of investments and of
    other assets and liabilities
     denominated in foreign currencies            7,759,345          334,360        2,157,580
                                           ----------------   --------------   --------------
  Net Assets applicable to all shares
    outstanding                            $     23,853,275   $    3,892,310   $  136,306,029
                                           ================   ==============   ==============
  Net Assets of Class I shares             $     20,981,724   $    3,892,310   $   93,519,683
  Net Assets of Class II shares                   2,871,551               --       42,786,346
  Net Assets of Class III shares                         --               --               --
  Net Assets of Class IV shares                          --               --               --
  Net Assets of Class R shares                           --               --               --
                                           ================   ==============   ==============
  Class I Shares outstanding                      1,352,006          334,751        9,318,320
  Class II Shares outstanding                       184,921               --        4,273,010
  Class III Shares outstanding                           --               --               --
  Class IV Shares outstanding                            --               --               --
  Class R Shares outstanding                             --               --               --
                                           ================   ==============   ==============
  Net Asset Value -- Class I Share         $          15.52   $        11.63   $        10.04
  Net Asset Value -- Class II Share        $          15.53   $           --   $        10.01
  Net Asset Value -- Class III Share       $             --   $           --   $           --
  Net Asset Value -- Class IV Share        $             --   $           --   $           --
  Net Asset Value -- Class R Share         $             --   $           --   $           --
                                           ================   ==============   ==============

STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                           U.S. MINI CAP   U.S. EMERGING   U.S. SMALL CAP   U.S. LARGE CAP    U.S. SYSTEMATIC
                                               GROWTH         GROWTH           VALUE            VALUE        LARGE CAP GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*           $      93,588   $       4,156   $      821,696   $      212,717   $         63,391
Interest                                              --              --               --                1                 --
                                           -------------   -------------   --------------   --------------   ----------------
  Total Income                                    93,588           4,156          821,696          212,718             63,391
                                           -------------   -------------   --------------   --------------   ----------------
EXPENSES
Advisory fee                                     380,452          54,954          437,760           50,996             24,015
Accounting and administration fees                48,581          10,770           59,598           14,830              8,536
Custodian fees                                    39,802          20,423           31,806           16,420             10,329
Transfer agent fees and expenses                  13,882          10,873           14,193           11,347             11,017
Shareholder servicing fees                        43,259          13,081           72,106           21,891             16,966
Administrative services                           39,931           8,793           65,435           13,599              8,005
Professional fees                                 26,529           5,747           34,975            7,570              3,564
Shareholder reporting                             12,227           2,607           15,777            3,983              2,008
Registration fees                                  9,765           8,203           23,261           15,267             10,170
Trustees' fees and expenses                        5,597           1,189            7,179            1,484                856
Interest and credit facility fee                     824             238              933              203                117
Insurance                                          5,896           1,698            4,866            1,654                911
Miscellaneous                                      5,526           1,979            6,310            2,034              1,564
                                           -------------   -------------   --------------   --------------   ----------------
    Total Expenses                               632,271         140,555          774,199          161,278             98,058
Expense offset                                  (179,706)        (29,014)        (163,147)         (11,657)            (8,792)
Expenses (reimbursed)/recouped                   (49,068)        (27,521)         (22,089)         (61,325)           (28,325)
                                           -------------   -------------   --------------   --------------   ----------------
  Net Expenses                                   403,497          84,020          588,963           88,296             60,941
                                           -------------   -------------   --------------   --------------   ----------------
NET INVESTMENT INCOME (LOSS)                    (309,909)        (79,864)         232,733          124,422              2,450
                                           -------------   -------------   --------------   --------------   ----------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                   4,247,292       2,333,137        5,274,528        1,157,753            210,318
  Foreign currency transactions                       --              --               --               --                 --
                                           -------------   -------------   --------------   --------------   ----------------
    Net realized gain                          4,247,292       2,333,137        5,274,528        1,157,753            210,318
                                           -------------   -------------   --------------   --------------   ----------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                                  6,350,362        (339,382)       3,282,806         (331,583)           373,752
  Other assets and liabilities
   denominated in foreign currencies                  --              --               --               --                 --
                                           -------------   -------------   --------------   --------------   ----------------
   Net unrealized appreciation
    (depreciation)                             6,350,362        (339,382)       3,282,806         (331,583)           373,752
                                           -------------   -------------   --------------   --------------   ----------------
NET GAIN (LOSS) ON INVESTMENTS                10,597,654       1,993,755        8,557,334          826,170            584,070
                                           -------------   -------------   --------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $  10,287,745   $   1,913,891   $    8,790,067   $      950,592   $        586,520
                                           =============   =============   ==============   ==============   ================
  * Foreign taxes withheld                 $          --   $          --   $           --   $           --   $            779
                                           -------------   -------------   --------------   --------------   ----------------

----------
(1)  Commenced operations on 7/06/05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           U.S. SYSTEMATIC                           GLOBAL       INTERNATIONAL
                                             SMID GROWTH     U.S. CONVERTIBLE        SELECT           GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*           $        23,154   $        129,054   $      887,369   $    1,333,221
Interest                                                              225,397               21            2,027
                                           ---------------   ----------------   --------------   --------------
  Total Income                                      23,154            354,451          887,390        1,335,248
                                           ---------------   ----------------   --------------   --------------
EXPENSES
Advisory fee                                        24,769             93,935          430,441          264,749
Accounting and administration fees                   3,142             13,661           57,577           37,813
Custodian fees                                      14,270             10,036           80,890           60,443
Transfer agent fees and expenses                    18,129             10,979           18,298           12,654
Shareholder servicing fees                           2,535             17,079           42,065           80,701
Administrative services                              2,535             17,079           39,080           77,261
Professional fees                                    2,978             12,357           40,724           35,456
Shareholder reporting                                1,391              5,405           18,832           16,114
Registration fees                                   13,698              3,836           10,008           12,538
Trustees' fees and expenses                            216              2,466            8,435            7,417
Interest and credit facility fee                       185                384            1,102              986
Insurance                                              370              2,592            9,450            7,766
Miscellaneous                                       13,574              2,961            7,762            6,912
                                           ---------------   ----------------   --------------   --------------
    Total Expenses                                  97,792            192,770          764,664          620,810
Expense offset                                     (22,469)           (32,144)        (143,344)        (190,373)
Expenses (reimbursed)/recouped                     (51,747)           (17,382)         (12,815)              26
                                           ---------------   ----------------   --------------   --------------
  Net Expenses                                      23,576            143,244          608,505          430,463
                                           ---------------   ----------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                          (422)           211,207          278,885          904,785
                                           ---------------   ----------------   --------------   --------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                       358,086          2,660,812        7,755,022        8,970,349
  Foreign currency transactions                         --                 --          (69,015)        (225,636)
                                           ---------------   ----------------   --------------   --------------
    Net realized gain                              358,086          2,660,812        7,686,007        8,744,713
                                           ---------------   ----------------   --------------   --------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                                      520,655           (215,913)       6,630,600        3,319,565
  Other assets and liabilities
   denominated in foreign currencies                    --                 --             (686)          (2,818)
                                           ---------------   ----------------   --------------   --------------
   Net unrealized appreciation
    (depreciation)                                 520,655           (215,913)       6,629,914        3,316,747
                                           ---------------   ----------------   --------------   --------------
NET GAIN (LOSS) ON INVESTMENTS                     878,741          2,444,899       14,315,921   $   12,061,460
                                           ---------------   ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $       878,319   $      2,656,106   $   14,594,806   $   12,966,245
                                           ===============   ================   ==============   ==============
  * Foreign taxes withheld                 $            --   $             --   $       71,980   $      177,650
                                           ---------------   ----------------   --------------   --------------

                                           INTERNATIONAL GROWTH   EMERGING MARKETS    INTERNATIONAL   U.S. HIGH YIELD
                                              OPPORTUNITIES        OPPORTUNITIES     SYSTEMATIC (1)        BOND
INVESTMENT INCOME
Dividends, net of foreign taxes*           $            962,232   $        523,485   $        9,829   $           --
Interest                                                     --              3,267               --        6,373,386
                                           --------------------   ----------------   --------------   --------------
  Total Income                                          962,232            526,752            9,829        6,373,386
                                           --------------------   ----------------   --------------   --------------
EXPENSES
Advisory fee                                            362,590            122,015            3,024          330,928
Accounting and administration fees                       28,423              9,267            1,412           77,433
Custodian fees                                           70,108             56,682            7,240           36,303
Transfer agent fees and expenses                         13,085             17,224            6,600           14,024
Shareholder servicing fees                               62,261             25,534            1,089           59,728
Administrative services                                  60,194             25,308            1,028           53,607
Professional fees                                        36,867             15,278              508           56,845
Shareholder reporting                                    14,130              6,301              224           26,090
Registration fees                                         8,632             13,318               21           11,598
Trustees' fees and expenses                               6,464              2,165              102           11,356
Interest and credit facility fee                            922              1,362               14            1,667
Insurance                                                 6,887                723               --           13,086
Miscellaneous                                             6,048              2,957              308           10,790
                                           --------------------   ----------------   --------------   --------------
    Total Expenses                                      676,611            298,134           21,570          703,455
Expense offset                                         (170,040)           (80,687)          (1,103)         (51,903)
Expenses (reimbursed)/recouped                               --            (68,174)         (14,075)        (190,549)
                                           --------------------   ----------------   --------------   --------------
  Net Expenses                                          506,571            149,273            6,392          461,003
                                           --------------------   ----------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                            455,661            377,479            3,437        5,912,383
                                           --------------------   ----------------   --------------   --------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                          9,648,663          4,378,959           38,583        1,128,295
  Foreign currency transactions                        (285,811)           (80,609)           3,717               --
                                           --------------------   ----------------   --------------   --------------
    Net realized gain                                 9,362,852          4,298,350           42,300        1,128,295
                                           --------------------   ----------------   --------------   --------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                                         3,408,414            299,853          334,360         (698,624)
  Other assets and liabilities
   denominated in foreign currencies                    (16,000)            19,824               --               --
                                           --------------------   ----------------   --------------   --------------
   Net unrealized appreciation
    (depreciation)                                    3,392,414            319,677          334,360         (698,624)
                                           --------------------   ----------------   --------------   --------------
NET GAIN (LOSS) ON INVESTMENTS                       12,755,266          4,618,027          376,660          429,671
                                           --------------------   ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $         13,210,927   $      4,995,506   $      380,097   $    6,342,054
                                           ====================   ================   ==============   ==============
  * Foreign taxes withheld                 $            119,190   $         59,756   $        1,036   $           --
                                           --------------------   ----------------   --------------   --------------

STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2005 AND MARCH 31, 2005

                                                U.S. MINI CAP GROWTH              U.S. EMERGING GROWTH
                                           ----------------------------------------------------------------
                                           SEPTEMBER 30,                     SEPTEMBER 30,
                                               2005           MARCH 31,          2005           MARCH 31,
                                            (UNAUDITED)         2005          (UNAUDITED)         2005
                                           -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             $    (309,909)   $    (548,233)   $     (79,864)   $    (208,527)
  Net realized gain (loss)                     4,247,292       (2,416,911)       2,333,137        3,800,670
  Net unrealized appreciation
   (depreciation)                              6,350,362       (3,296,868)        (339,382)      (4,281,928)
                                           -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from investment operations        10,287,745       (6,262,012)       1,913,891         (689,785)
                                           -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          --               --               --               --
  From net realized gains                             --       (4,336,439)              --               --
                                           -------------    -------------    -------------    -------------
    Total distributions                               --       (4,336,439)              --               --
                                           -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class I                                    3,350,858       38,629,731          436,820        1,968,884
    Class II                                      30,462       14,927,193               --               --
    Class IV                                          --               --               --               --
    Class R                                           --               --          129,726          575,960
  Distributions reinvested
    Class I                                           --               --               --               --
    Class II                                          --               --               --               --
    Class R                                           --               --               --               --
  Cost of shares redeemed
    Class I                                  (14,903,534)     (27,283,804)      (7,335,727)     (21,275,687)
    Class II                                  (9,076,822)        (104,807)              --               --
    Class IV                                          --               --               --               --
    Class R                                           --               --       (1,579,106)        (898,510)
                                           -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
     from share transactions                 (20,599,036)      26,168,313       (8,348,287)     (19,629,353)
                                           -------------    -------------    -------------    -------------
    Net Increase (Decrease) in Net Assets    (10,311,291)      15,569,862       (6,434,396)     (20,319,138)
NET ASSETS
  Beginning                                   84,446,353       68,876,491       15,723,662       36,042,800
                                           -------------    -------------    -------------    -------------
  Ending                                   $  74,135,062    $  84,446,353    $   9,289,266    $  15,723,662
                                           =============    =============    =============    =============
Undistributed net investment income
 (loss), ending                            $    (309,909)   $          --    $     (79,864)   $          --
                                           =============    =============    =============    =============
CLASS I -- CAPITAL SHARE ACTIVITY
  Shares sold                                    253,241        2,740,248           43,772          209,252
  Distributions reinvested                            --               --               --               --
  Shares redeemed                             (1,129,048)      (2,031,573)        (672,941)      (2,315,669)
                                           =============    =============    =============    =============
  Net Class I Share Activity                    (875,807)         708,675         (629,169)      (2,106,417)
                                           =============    =============    =============    =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                      2,227        1,191,057               --               --
  Distributions reinvested                            --               --               --               --
  Shares redeemed                               (707,231)          (7,758)              --               --
                                           =============    =============    =============    =============
  Net Class II Share Activity                   (705,004)       1,183,299               --               --
                                           =============    =============    =============    =============
CLASS III -- CAPITAL SHARE ACTIVITY
  Shares sold                                         --               --               --               --
  Shares redeemed                                     --               --               --               --
                                           =============    =============    =============    =============
  Net Class III Share Activity                        --               --               --               --
                                           =============    =============    =============    =============
CLASS IV -- CAPITAL SHARE ACTIVITY
  Shares received in conjunction with
   merger agreement                                   --               --               --               --
  Shares sold                                         --               --               --               --
  Shares redeemed                                     --               --               --               --
                                           =============    =============    =============    =============
  Net Class IV Share Activity                         --               --               --               --
                                           =============    =============    =============    =============
CLASS R -- CAPITAL SHARE ACTIVITY
  Shares sold                                         --               --           12,917           61,609
  Distributions reinvested                            --               --               --               --
  Shares redeemed                                     --               --         (162,434)         (94,910)
                                           =============    =============    =============    =============
  Net Class R Share Activity                          --               --         (149,517)         (33,301)
                                           =============    =============    =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                               U.S. SMALL CAP VALUE              U.S. LARGE CAP VALUE
                                           ----------------------------------------------------------------
                                           SEPTEMBER 30,                     SEPTEMBER 30,
                                               2005           MARCH 31,          2005           MARCH 31,
                                            (UNAUDITED)         2005          (UNAUDITED)         2005
                                           -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             $     232,733    $      97,437    $     124,422    $     363,112
  Net realized gain (loss)                     5,274,528        8,644,160        1,157,753        1,535,914
  Net unrealized appreciation
   (depreciation)                              3,282,806       (1,752,501)        (331,583)         542,896
                                           -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from investment operations         8,790,067        6,989,096          950,592        2,441,922
                                           -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          --          (54,300)              --         (308,287)
  From net realized gains                             --       (8,482,337)              --               --
                                           -------------    -------------    -------------    -------------
    Total distributions                               --       (8,536,637)        (308,287)              --
                                           -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class I                                   15,845,488       71,995,398        1,566,348        6,528,160
    Class II                                   6,889,870       18,310,836               --               --
    Class IV                                          --               --               --               --
    Class R                                       59,376          670,138          151,317          584,575
  Distributions reinvested
    Class I                                           --           43,708               --          206,894
    Class II                                          --            7,758               --               --
    Class R                                           --               --               --          101,393
  Cost of shares redeemed
    Class I                                  (12,216,504)     (50,897,777)      (1,797,574)      (3,793,816)
    Class II                                     (76,287)              --               --               --
    Class IV                                          --               --               --               --
    Class R                                      (70,180)          (7,316)      (3,851,544)      (1,814,722)
                                           -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
     from share transactions                  10,431,763       40,122,745       (3,931,453)       1,812,484
                                           -------------    -------------    -------------    -------------
    Net Increase (Decrease) in Net Assets     19,221,830       38,575,204       (2,980,861)       3,946,119
NET ASSETS
  Beginning                                  104,366,468       65,791,264       24,994,606       21,048,487
                                           -------------    -------------    -------------    -------------
  Ending                                   $ 123,588,298    $ 104,366,468    $  22,013,745    $  24,994,606
                                           =============    =============    =============    =============
Undistributed net investment income
 (loss), ending                            $     232,733    $          --    $     487,533    $     363,111
                                           =============    =============    =============    =============
CLASS I -- CAPITAL SHARE ACTIVITY
  Shares sold                                    898,292        4,119,240           57,571          257,276
  Distributions reinvested                            --            2,529               --            7,961
  Shares redeemed                               (663,969)      (2,909,001)         (66,978)        (148,861)
                                           =============    =============    =============    =============
  Net Class I Share Activity                     234,323        1,212,768           (9,407)         116,376
                                           =============    =============    =============    =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                    367,853        1,017,020               --               --
  Distributions reinvested                            --              449               --               --
  Shares redeemed                                 (4,173)              --               --               --
                                           =============    =============    =============    =============
  Net Class II Share Activity                    363,680        1,017,469               --               --
                                           =============    =============    =============    =============
CLASS III -- CAPITAL SHARE ACTIVITY
  Shares sold                                         --           38,257               --               --
  Shares redeemed                                     --             (415)              --               --
                                           =============     ============    =============    =============
  Net Class III Share Activity                        --           37,842               --               --
                                           =============     ============    =============    =============
CLASS IV -- CAPITAL SHARE ACTIVITY
  Shares received in conjunction with
     merger agreement                                 --               --               --               --
  Shares sold                                         --               --               --               --
  Shares redeemed                                     --               --               --               --
                                           =============    =============    =============    =============
  Net Class IV Share Activity                         --               --               --               --
                                           =============    =============    =============    =============
CLASS R -- CAPITAL SHARE ACTIVITY
  Shares sold                                      3,246               --            5,576           23,362
  Distributions reinvested                            --               --               --            3,912
  Shares redeemed                                 (3,879)              --         (143,792)         (70,407)
                                           =============    =============    =============    =============
  Net Class R Share Activity                        (633)              --         (138,216)         (43,133)
                                           =============    =============    =============    =============

                                           U.S. SYSTEMATIC LARGE CAP GROWTH  U.S. SYSTEMATIC SMID GROWTH
                                          -------------------------------------------------------------------
                                            SEPTEMBER 30,                     SEPTEMBER 30,
                                                2005            MARCH 31,          2005           MARCH 31,
                                            (UNAUDITED)           2005          (UNAUDITED)         2005
                                           --------------     -------------  ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             $        2,450     $      26,492    $        (422)   $     (21,306)
  Net realized gain (loss)                        210,318         1,661,538          358,086          770,346
  Net unrealized appreciation
   (depreciation)                                 373,752        (1,198,653)         520,655         (600,304)
                                           --------------     -------------    -------------    -------------
    Net increase (decrease) in net
     assets from investment operations            586,520           489,377          878,319          148,736
                                           --------------     -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           --                --               --               --
  From net realized gains                              --                --               --               --
                                           --------------     -------------    -------------    -------------
    Total distributions                                --                --               --               --
                                           --------------     -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class I                                     6,308,677           240,548        3,187,202           74,485
    Class II                                           --                --               --               --
    Class IV                                           --                --        1,594,873        7,666,060
    Class R                                       267,143           753,732               --               --
  Distributions reinvested
    Class I                                            --                --               --               --
    Class II                                           --                --               --               --
    Class R                                            --                --               --               --
  Cost of shares redeemed
    Class I                                    (3,328,068)       (3,102,539)      (4,131,800)        (241,493)
    Class II                                           --                --               --               --
    Class IV                                           --                --         (751,238)      (6,160,891)
    Class R                                    (3,973,990)       (2,029,789)              --               --
                                           --------------     -------------    -------------    -------------
    Net increase (decrease) in net assets
     from share transactions                     (726,238)       (4,138,048)        (100,963)       1,338,161
                                           --------------     -------------    -------------    -------------
    Net Increase (Decrease) in Net Assets        (139,718)       (3,648,671)         777,356        1,486,897
NET ASSETS
  Beginning                                    10,098,390        13,747,061        6,834,203        5,347,306
                                           --------------     -------------    -------------    -------------
  Ending                                   $    9,958,672     $  10,098,390    $   7,611,559    $   6,834,203
                                           ==============     =============    =============    =============
Undistributed net investment income
 (loss), ending                            $       28,942     $      26,492    $        (422)   $          --
                                           ==============     =============    =============    =============
CLASS I -- CAPITAL SHARE ACTIVITY
  Shares sold                                     403,095            15,848          268,498            7,357
  Distributions reinvested                             --                --               --               --
  Shares redeemed                                (203,629)         (199,645)        (358,474)         (27,458)
                                           ==============     =============    =============    =============
  Net Class I Share Activity                      199,466          (183,797)         (89,976)         (20,101)
                                           ==============     =============    =============    =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                          --                --               --               --
  Distributions reinvested                             --                --               --               --
  Shares redeemed                                      --                --               --               --
                                           ==============     =============    =============    =============
  Net Class II Share Activity                          --                --               --               --
                                           ==============     =============    =============    =============
CLASS III -- CAPITAL SHARE ACTIVITY
  Shares sold                                          --                --               --               --
  Shares redeemed                                      --                --               --               --
                                           ==============     =============    =============    =============
  Net Class III Share Activity                         --                --               --               --
                                           ==============     =============    =============    =============
CLASS IV -- CAPITAL SHARE ACTIVITY
  Shares received in conjunction with
   merger agreement                                    --                --               --          690,636
  Shares sold                                          --                --          148,489               --
  Shares redeemed                                      --                --          (68,491)        (571,958)
                                           ==============     =============    =============    =============
  Net Class IV Share Activity                          --                --           79,998          118,678
                                           ==============     =============    =============    =============
CLASS R -- CAPITAL SHARE ACTIVITY
  Shares sold                                      17,283            50,204               --               --
  Distributions reinvested                             --                --               --               --
  Shares redeemed                                (254,692)         (134,105)              --               --
                                           ==============     =============    =============    =============
  Net Class R Share Activity                     (237,409)          (83,901)              --               --
                                           ==============     =============    =============    =============

STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2005 AND MARCH 31, 2005

                                                  U.S. CONVERTIBLE                   GLOBAL SELECT
                                           ----------------------------------------------------------------
                                           SEPTEMBER 30,                     SEPTEMBER 30,
                                                2005          MARCH 31,          2005           MARCH 31,
                                            (UNAUDITED)         2005          (UNAUDITED)         2005
                                           -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
   Net investment income                   $     211,207    $     704,060    $     278,885    $     526,419
   Net realized gain                           2,660,812        3,618,730        7,686,007       13,051,329
   Net unrealized appreciation
    (depreciation)                              (215,913)      (3,078,628)       6,629,914       (1,033,846)
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in net
      assets from investment operations        2,656,106        1,244,162       14,594,806       12,543,902
                                           -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                   (386,716)        (802,756)              --               --
   From net realized gains                            --       (2,016,444)              --       (7,767,831)
                                           -------------    -------------    -------------    -------------
     Total distributions                        (386,716)      (2,819,200)              --       (7,767,831)
                                           -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold
     Class I                                   6,394,497        2,125,817        3,463,487       24,166,928
     Class II                                         --               --       17,211,946       28,492,987
     Class III                                        --               --               --               --
     Class IV                                         --               --               --               --
     Class R                                          --               --               --               --
   Distributions reinvested
     Class I                                     378,856        2,711,864               --        3,702,143
     Class II                                         --               --               --        3,494,951
     Class III                                        --               --               --               --
     Class IV                                         --               --               --               --
     Class R                                          --               --               --               --
   Cost of shares redeemed
     Class I                                 (11,325,024)     (17,968,407)     (20,395,852)     (42,957,378)
     Class II                                         --               --       (8,182,721)        (156,677)
     Class III                                        --               --               --               --
     Class IV                                         --               --               --               --
     Class R                                          --               --               --               --
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in net
      assets from share transactions          (4,551,671)     (13,130,726)      (7,903,140)      16,742,954
                                           -------------    -------------    -------------    -------------
     Net Increase (Decrease) in Net
      Assets                                  (2,282,281)     (14,705,764)       6,691,666       21,519,025
NET ASSETS
   Beginning                                  35,397,042       50,102,806      135,662,913      114,143,888
                                           -------------    -------------    -------------    -------------
   Ending                                  $  33,114,761    $  35,397,042    $ 142,354,579    $ 135,662,913
                                           =============    =============    =============    =============
Undistributed net investment income
 (loss), ending                            $     (70,969)   $     150,974    $     459,444    $     180,559
                                           =============    =============    =============    =============
CLASS I -- CAPITAL SHARE ACTIVITY
   Shares sold                                   273,137           93,699          215,689        1,574,870
   Distributions reinvested                       16,138          120,111               --          233,721
   Shares redeemed                              (484,690)        (804,648)      (1,223,031)      (2,726,407)
   Shares received in conjunction with
    merger agreement                                  --               --               --               --
                                           =============    =============    =============    =============
   Net Class I Share Activity                   (195,415)        (590,838)      (1,007,342)        (917,816)
                                           =============    =============    =============    =============
CLASS II -- CAPITAL SHARE ACTIVITY
   Shares sold                                        --               --        1,036,381        1,811,742
   Distributions reinvested                           --               --               --          220,641
   Shares redeemed                                    --               --         (505,039)          (9,803)
   Shares received in conjunction with
    merger agreement                                  --               --               --               --
                                           =============    =============    =============    =============
   Net Class II Share Activity                        --               --          531,342        2,022,580
                                           =============    =============    =============    =============
CLASS III -- CAPITAL SHARE ACTIVITY
   Shares sold                                        --               --               --               --
   Distributions reinvested                           --               --               --               --
   Shares redeemed                                    --               --               --               --
                                           =============    =============    =============    =============
   Net Class III Share Activity                       --               --               --               --
                                           =============    =============    =============    =============
CLASS IV -- CAPITAL SHARE ACTIVITY
   Shares sold                                        --               --               --               --
   Distributions reinvested                           --               --               --               --
   Shares redeemed                                    --               --               --               --
                                           =============    =============    =============    =============
   Net Class IV Share Activity                        --               --               --               --
                                           =============    =============    =============    =============
CLASS R -- CAPITAL SHARE ACTIVITY
   Shares sold                                        --               --               --               --
   Distributions reinvested                           --               --               --               --
   Shares redeemed                                    --               --               --               --
                                           =============    =============    =============    =============
   Net Class R Share Activity                         --               --               --               --
                                           =============    =============    =============    =============

----------
(1) Commenced operations on 7/6/05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               INTERNATIONAL GROWTH
                                               INTERNATIONAL GROWTH                OPPORTUNITIES
                                           -------------------------------------------------------------
                                           SEPTEMBER 30,                   SEPTEMBER 30,
                                               2005          MARCH 31,         2005          MARCH 31,
                                            (UNAUDITED)        2005         (UNAUDITED)        2005
                                           -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
   Net investment income                   $     904,785   $     640,795   $     455,661   $   1,174,557
   Net realized gain                           8,744,713      18,736,998       9,362,852      23,326,597
   Net unrealized appreciation
     (depreciation)                            3,316,747     (10,100,763)      3,392,414      (7,631,977)
                                           -------------   -------------   -------------   -------------
     Net increase (decrease) in net
       assets from investment operations      12,966,245       9,277,030      13,210,927      16,869,177
                                           -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                         --        (327,979)             --        (378,002)
   From net realized gains                            --      (2,360,474)             --              --
                                           -------------   -------------   -------------   -------------
     Total distributions                              --      (2,688,453)             --        (378,002)
                                           -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold
     Class I                                   2,844,695       6,031,712      16,810,166      11,251,408
     Class II                                         --              --      10,543,684          26,839
     Class III                                     2,247              --              --              --
     Class IV                                 45,377,719              --      23,235,042              --
     Class R                                      73,799         431,257              --              --
   Distributions reinvested
     Class I                                          --         991,479              --         122,273
     Class II                                         --              --              --         241,302
     Class III                                        --         995,381              --              --
     Class IV                                         --         658,803              --              --
     Class R                                          --          39,004              --              --
   Cost of shares redeemed
     Class I                                  (9,769,195)    (19,994,044)     (3,407,217)    (18,459,658)
     Class II                                         --     (15,355,579)    (23,447,991)    (33,387,515)
     Class III                               (43,548,964)             --              --              --
     Class IV                                (28,840,429)        (34,895)     (8,543,217)             --
     Class R                                    (745,817)     (7,774,143)             --              --
                                           -------------   -------------   -------------   -------------
     Net increase (decrease) in net
        assets from share transactions       (34,605,945)    (34,011,025)     15,190,467     (40,205,351)
                                           -------------   -------------   -------------   -------------
     Net Increase (Decrease) in Net
        Assets                               (21,639,700)    (27,422,448)     28,401,394     (23,714,176)
NET ASSETS
   Beginning                                 109,570,794     136,993,242      90,695,514     114,409,690
                                           -------------   -------------   -------------   -------------
   Ending                                  $  87,931,094   $ 109,570,794   $ 119,096,908   $  90,695,514
                                           =============   =============   =============   =============
Undistributed net investment income
 (loss), ending                            $     641,430   $    (263,355)  $   1,283,148   $     827,487
                                           =============   =============   =============   =============
CLASS I -- CAPITAL SHARE ACTIVITY
   Shares sold                                   135,451         309,079         465,352         362,089
   Distributions reinvested                           --          50,049              --           3,766
   Shares redeemed                              (478,431)     (1,031,238)        (93,709)       (616,612)
   Shares received in conjunction with
     merger agreement                                 --              --              --              --
                                           =============   =============   =============   =============
   Net Class I Share Activity                   (342,980)       (672,110)        371,643        (250,757)
                                           =============   =============   =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
   Shares sold                                        --              --         301,249             898
   Distributions reinvested                           --              --              --           7,429
   Shares redeemed                                    --        (825,784)       (635,361)     (1,051,601)
   Shares received in conjunction with
     merger agreement                                 --              --              --              --
                                           =============   =============   =============   =============
   Net Class II Share Activity                        --        (825,784)       (334,112)     (1,043,274)
                                           =============   =============   =============   =============
CLASS III -- CAPITAL SHARE ACTIVITY
   Shares sold                                       109              --              --              --
   Distributions reinvested                           --          50,425              --              --
   Shares redeemed                            (1,979,342)             --              --              --
                                           =============   =============   =============   =============
   Net Class III Share Activity               (1,979,233)         50,425              --              --
                                           =============   =============   =============   =============
CLASS IV -- CAPITAL SHARE ACTIVITY
   Shares sold                                 2,059,583              --         629,462              --
   Distributions reinvested                           --          33,340              --              --
   Shares redeemed                            (1,272,746)         (1,793)       (221,645)             --
                                           =============   =============   =============   =============
   Net Class IV Share Activity                   786,837          31,547         407,817              --
                                           =============   =============   =============   =============
CLASS R -- CAPITAL SHARE ACTIVITY
   Shares sold                                     3,566          22,903              --              --
   Distributions reinvested                           --           1,994              --              --
   Shares redeemed                               (37,182)       (426,253)             --              --
                                           =============   =============   =============   =============
   Net Class R Share Activity                    (33,616)       (401,356)             --              --
                                           =============   =============   =============   =============

                                                  EMERGING MARKET          INTERNATIONAL
                                                   OPPORTUNITIES           SYSTEMATIC (1)       U.S.HIGH YIELD BOND
                                           -----------------------------------------------------------------------------
                                           SEPTEMBER 30,                   SEPTEMBER 30,   SEPTEMBER 30,
                                               2005          MARCH 31,         2005            2005          MARCH 31,
                                            (UNAUDITED)        2005         (UNAUDITED)     (UNAUDITED)        2005
                                           -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
   Net investment income                   $     377,479   $      47,263   $       3,437   $   5,912,383   $  14,073,026
   Net realized gain                           4,298,350       1,823,581          42,300       1,128,295       1,308,142
   Net unrealized appreciation
     (depreciation)                              319,677         406,526         334,360        (698,624)     (5,352,084)
                                           -------------   -------------   -------------   -------------   -------------
     Net increase (decrease) in net
       assets from investment operations       4,995,506       2,277,370         380,097       6,342,054      10,029,084
                                           -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                         --         (10,112)             --      (6,165,986)    (14,966,784)
   From net realized gains                            --              --              --              --         (83,400)
                                           -------------   -------------   -------------   -------------   -------------
     Total distributions                              --         (10,112)             --      (6,165,986)    (15,050,184)
                                           -------------   -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold
     Class I                                   1,395,358      17,459,222       3,512,213       7,189,225      79,787,315
     Class II                                  1,825,304          21,697              --         107,203      20,007,367
     Class III                                        --              --              --              --              --
     Class IV                                         --              --              --              --              --
     Class R                                          --      16,335,599              --              --              --
   Distributions reinvested
     Class I                                          --          10,106              --       4,066,266      11,194,655
     Class II                                         --              --              --           5,409          24,462
     Class III                                        --              --              --              --              --
     Class IV                                         --              --              --              --              --
     Class R                                          --              --              --              --              --
   Cost of shares redeemed
     Class I                                 (11,360,664)       (465,382)             --     (49,624,628)    (57,720,694)
     Class II                                 (8,630,729)             --              --            (154)    (44,946,652)
     Class III                                        --              --              --              --              --
     Class IV                                         --              --              --              --              --
     Class R                                          --              --              --              --              --
                                           -------------   -------------   -------------   -------------   -------------
     Net increase (decrease) in net
        assets from share transactions       (16,770,731)     33,361,242       3,512,213     (38,256,679)      8,346,453
                                           -------------   -------------   -------------   -------------   -------------
     Net Increase (Decrease) in Net
        Assets                               (11,775,225)     35,628,500       3,892,310     (38,080,611)      3,325,353
NET ASSETS
   Beginning                                  35,628,500              --              --     174,386,640     171,061,287
                                           -------------   -------------   -------------   -------------   -------------
   Ending                                  $  23,853,275   $  35,628,500   $   3,892,310   $ 136,306,029   $ 174,386,640
                                           =============   =============   =============   =============   =============
Undistributed net investment income
 (loss), ending                            $     377,099   $        (380)  $       3,437   $    (253,603)  $          --
                                           =============   =============   =============   =============   =============
CLASS I -- CAPITAL SHARE ACTIVITY
   Shares sold                                    86,074         836,364         334,751         717,165       7,724,084
   Distributions reinvested                           --             801              --         404,728       1,093,440
   Shares redeemed                              (835,791)        (37,075)             --      (4,914,506)     (5,581,872)
   Shares received in conjunction with
     merger agreement                                 --       1,301,633              --              --              --
                                           =============   =============   =============   =============   =============
   Net Class I Share Activity                   (749,717)      2,101,723         334,751      (3,792,613)      3,235,652
                                           =============   =============   =============   =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
   Shares sold                                   142,221           1,731              --          10,646       1,927,496
   Distributions reinvested                           --              --              --             538           2,379
   Shares redeemed                              (679,405)             --              --             (15)     (4,345,722)
   Shares received in conjunction with
     merger agreement                                 --         720,374              --              --              --
                                           =============   =============   =============   =============   =============
   Net Class II Share Activity                  (537,184)        722,105              --          11,169      (2,415,847)
                                           =============   =============   =============   =============   =============
CLASS III -- CAPITAL SHARE ACTIVITY
   Shares sold                                        --              --              --              --              --
   Distributions reinvested                           --              --              --              --              --
   Shares redeemed                                    --              --              --              --              --
                                           =============   =============   =============   =============   =============
   Net Class III Share Activity                       --              --              --              --              --
                                           =============   =============   =============   =============   =============
CLASS IV -- CAPITAL SHARE ACTIVITY
   Shares sold                                        --              --              --              --              --
   Distributions reinvested                           --              --              --              --              --
   Shares redeemed                                    --              --              --              --              --
                                           =============   =============   =============   =============   =============
   Net Class IV Share Activity                        --              --              --              --              --
                                           =============   =============   =============   =============   =============
CLASS R -- CAPITAL SHARE ACTIVITY
   Shares sold                                        --              --              --              --              --
   Distributions reinvested                           --              --              --              --              --
   Shares redeemed                                    --              --              --              --              --
                                           =============   =============   =============   =============   =============
   Net Class R Share Activity                         --              --              --              --              --
                                           =============   =============   =============   =============   =============

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

NOTE A -- ORGANIZATION

   Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of fourteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds have issued Class I shares ("Class I"), six Funds have issued Class II shares ("Class II"), three Funds have issued Class IV shares ("Class IV") and five Funds have issued Retirement shares ("Class R"). No shares have a sales charge. Class R has a distribution fee. All Funds have a shareholder services fee. The Funds offering Class I, Class II and Class IV shares are covered in this report.

   On March 4, 2005 the U.S. Systematic SMID Growth Fund ("the Fund") acquired all the assets and assumed all the liabilities of the U.S. Systematic Mid Cap Growth Fund. Pursuant to the terms of the agreement governing the acquisition, the U.S. Systematic Mid Cap Growth Fund shareholders became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the U.S. Systematic Mid Cap Growth Fund as of March 4, 2005 ($5.25), the conversion ratio was 0.4730 shares of the Fund for each share of U.S. Systematic Mid Cap Growth Fund Class IV. Based upon the opinion of Fund counsel, the reorganization qualified as a tax-free for Federal income tax purposes, with no gain or loss recognized to the Funds or their shareholders. The U.S. Systematic Mid Cap Growth Fund net assets, including unrealized appreciation of $1,024,573 were combined with the Fund for total net assets after the acquisition of $13,445,710.

   On March 24, 2005 the Emerging Markets Opportunities Fund ("the Fund") acquired all the assets and assumed all the liabilities of the Emerging Countries Fund. Pursuant to the terms of the agreement governing the acquisition, the Emerging Countries Fund shareholders became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the Emerging Countries Fund as of March 24, 2005 (Class I was $15.52 and Class II was $15.61), the conversion ratio for Class I was
1.2367 shares of the Fund for each share of the Emerging Countries Fund Class I shares and the conversion ratio for Class II was 1.2438 shares of the Fund for each share of the Emerging Countries Fund Class II shares. Based upon the opinion of Fund counsel, the reorganization qualified as a tax-free for Federal income tax purposes, with no gain or loss recognized to the Funds or their shareholders. The Emerging Countries Fund net assets, including unrealized appreciation of $7,033,142 were combined with the Fund for total net assets after the acquisition of $35,868,469.

   On April 19, 2004 the name of the U.S. Large Cap Select Growth Fund was changed to U.S. Systematic Large Cap Growth Fund to more accurately reflect its investment policies.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

   Equity securities, including ADRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain non-U.S. exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. The Investment Adviser has determined the Xetra is the primary market in Germany.

   The Funds value long-term debt obligations, including high quality and high yield corporate securities, and US Government and Agency issues, at the quoted bid price provided by an approved bond pricing service. Convertible securities are normally priced at the mean between the bids and ask prices. Short-term debt instruments, (e.g., commercial paper, bankers acceptances, U.S. Treasury Bills, etc.) having a maturity of less than 60 days will be valued at amortized cost.

   Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Adviser does not represent fair value (Fair Value Securities), are valued by the Pricing Committee overseen by the Board of Trustees in consultation as applicable, with the Investment Adviser's portfolio managers, traders, and research and credit analysts and legal and compliance personnel. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded, or for which exchange rates are disrupted; securities affected by significant events; and securities that the Investment Adviser or Pricing Committee believe were priced incorrectly. A "significant event" (which includes, but is not limited to, an extraordinarily political or market event) is an event that the Investment Adviser or Pricing Committee believes with a reasonably high degree of certainty has caused the closing market prices of a

Fund's portfolio securities to no longer reflect their value at the time of the Fund's NAV calculation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

   Dividend income is recorded on the ex-dividend date or, for certain non-U.S. securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

NON-U.S. CURRENCY TRANSACTIONS

   At each net asset valuation date, the value of assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the current exchange rate at the spot rate at 11:00 a.m. Eastern Time against the U.S. dollar, as provided by an approved pricing service. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a non-U.S. currency is included with the net realized and unrealized gain or loss of the associated security. Other Non-U.S. currency gains or losses are reported separately.

   Certain Funds may use forward non-U.S. currency contracts to reduce their exposure to currency fluctuations of their non-U.S. securities. These contracts are commitments to purchase or sell a non-U.S. currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Non-U.S. denominated assets and forward currency contracts may involve more risks than U.S. transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy. There were no such forward non-U.S. currency contracts at September 30, 2005.

EQUITY-LINKED SECURITIES

   Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk of the underlying securities, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

   In order to generate expense offset credits, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under the guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities.

   There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, loose the opportunity to sell securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. The market value of securities on loan and the related collateral at the period ended September 30, 2005 were:

                 FUND                MARKET VALUE   COLLATERAL
                 ----                ------------  ------------
U.S. Mini Cap Growth                 $ 16,997,334  $ 17,514,513
U.S. Emerging Growth                    1,449,850     1,486,750
U.S. Small Cap Value                    9,444,679     9,702,325
U.S. Systematic SMID Growth               113,570       116,125
U.S. Convertible                          693,039       707,400
Global Select                           1,806,693     1,926,993
International Growth                    3,881,559     4,224,833
International Growth Opportunities     10,998,918    11,687,093
Emerging Markets Opportunities            366,228       405,023

CREDIT FACILITY

   The Trust has a $15 million credit facility with Brown Brothers Harriman & Co. available to fund temporary or emergency borrowing expiring in January 2006. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. During the period ended September 30, 2005, the Emerging Markets Opportunities Fund borrowed against the credit facility for a period of six days. The average interest rate was 3.44%.

COMMITMENTS AND CONTINGENCIES

   In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications.

The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

   Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

   Many of the brokers with whom the Investment Adviser places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. In addition, through arrangements with the Funds custodian, credits realized as a result of uninvested cash balances were used to reduce the Funds expenses. During the period, the credits used to reduce the Funds expenses were:

                                            CREDIT        DIRECT     SECURITY
                                           INTEREST     BROKERAGE    LENDING
               FUND                         OFFSET        OFFSET      OFFSET
               ----                        ---------    ---------   ---------
U.S. Mini Cap Growth                          11,362      102,450      65,894
U.S. Emerging Growth                           6,119       16,955       5,940
U.S. Small Cap Value                         114,251       36,605      12,291
U.S. Large Cap Value                           5,759        5,730         168
U.S. Systematic Large Cap Growth               1,037        7,600         155
U.S. Systematic SMID Growth                    2,135       13,410       6,924
U.S. Convertible                              13,444           --      18,700
Global Select                                 26,354       95,500      21,490
International Growth                          27,907      118,950      43,516
International Growth Opportunities            46,411       40,592      83,037
Emerging Markets Opportunities                (83.63)      47,200      33,571
International Systematic                       1,103           --          --
U.S. High Yield Bond                          51,903           --          --

USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- FEDERAL INCOME TAXES

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, accretion, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

   Capital loss carryforwards may be used to offset current or future capital gains until expiration.

DISTRIBUTIONS TO SHAREHOLDERS

   The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

NOTE D -- TRANSACTIONS WITH AFFILIATES

   The Investment Adviser receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                                   ADMINISTRATIVE SERVICES FEE
                                                          --------------------------------------------
                FUND                      ADVISORY FEE    CLASS I     CLASS II   CLASS III    CLASS IV
                ----                      ------------    -------     --------   ---------    --------
U.S. Mini Cap Growth                          1.00%         0.12%         --          --          --
U.S. Emerging Growth                          0.75%         0.12%         --          --          --
U.S. Small Cap Value                          0.75%         0.12%       0.07%         --          --
U.S. Large Cap Value                          0.45%         0.12%         --          --          --
U.S. Systematic Large Cap Growth              0.45%         0.15%         --          --          --
U.S. Systematic SMID Growth                   0.70%         0.10%         --          --          --
U.S. Convertible                              0.55%         0.10%         --          --          --
Global Select                                 0.65%         0.08%       0.05%         --          --
International Growth                          0.50%         0.25%         --          --        0.05%
International Growth Opportunities            0.70%         0.15%       0.07%         --          --
Emerging Markets Opportunities                0.90%         0.20%       0.12%         --          --
International Systematic                      0.50%         0.17%         --          --          --
U.S. High Yield Bond                          0.40%         0.07%       0.05%         --          --

                                                 SHAREHOLDER SERVICES FEE
                                      ----------------------------------------------
                FUND                   CLASS I      CLASS II   CLASS III    CLASS IV
                ----                  ---------    ---------   ---------   ---------
U.S. Mini Cap Growth                       0.13%          --          --          --
U.S. Emerging Growth                       0.13%          --          --          --
U.S. Small Cap Value                       0.13%        0.08%         --          --
U.S. Large Cap Value                       0.13%          --          --          --
U.S. Systematic Large Cap Growth           0.15%          --          --          --
U.S. Systematic SMID Growth                0.10%          --          --          --
U.S. Convertible                           0.10%          --          --          --
Global Select                              0.07%        0.05%         --          --
International Growth                       0.25%          --          --        0.05%
International Growth Opportunities         0.15%        0.08%         --          --
Emerging Markets Opportunities             0.20%        0.13%         --          --
International Systematic                   0.18%          --          --          --
U.S. High Yield Bond                       0.08%        0.05%         --          --

   Pursuant to the Administrative Services agreement the Investment Adviser provides operational support services to the Funds and receives the following annual fees payable monthly based on average daily net assets of each Fund.

   Pursuant to the Shareholder Services agreement the Investment Adviser provides account servicing to the Funds and receives the following annual fees payable monthly based on the average daily net assets of each Fund.

   The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses are limited to certain levels through September 30, 2005. The Investment Adviser will recover expense reimbursements paid to the Funds to the extent of the difference between the Funds' actual expenses (exclusive of taxes, interest, brokerage and the expenses incurred from the operation of the Mauritius Company ) when they fall below the limit in the year such reimbursement is paid.

   The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

   The following table presents expense limitations for the Funds for the period ended September 30, 2005.

                                       CLASS I       CLASS II    CLASS III    CLASS IV
                                      ---------     ---------    ---------   ---------
                                      4/1/05 TO     4/1/05 TO    4/1/05 TO   4/1/05 TO
             FUND                      9/30/05       9/30/05      9/30/05     9/30/05
             ----                     ---------     ---------    ---------   ---------
U.S. Mini Cap Growth                       1.56%         1.31%          --          --
U.S. Emerging Growth                       1.48%           --           --          --
U.S. Small Cap Value                       1.30%         1.20%          --          --
U.S. Large Cap Value                       0.81%           --           --          --
U.S. Systematic Large Cap Growth           1.12%           --           --          --
U.S. Systematic SMID Growth                1.33%           --           --        1.13%
U.S. Convertible                           1.02%           --           --          --
Global Select                              1.16%         1.11%          --          --
International Growth                       1.41%           --           --        1.01%
International Growth Opportunities         1.56%         1.41%          --        1.31%
Emerging Market Opportunities              1.65%         1.50%          --          --
International Systematic                   1.20%*          --           --          --
U.S. High Yield Bond                       0.63%         0.58%          --          --

  *  Changed from 1.39% to 1.20% on August 1, 2005

TRUSTEE COMPENSATION

   Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $35,000 each from the Trust, except for the chairman of the Trust who will receive annual compensation of approximately $42,000 from the Trust.

NOTE E -- INVESTMENT TRANSACTIONS

   The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 2005 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2005, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                       NET
                                                                       GROSS          GROSS         UNREALIZED
                                                                    UNREALIZED     UNREALIZED      APPRECIATION
                             PURCHASES      SALES      TAX COST    APPRECIATION   DEPRECIATION    (DEPRECIATION)
             FUND           (IN 000'S)   (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)       (IN 000'S)
             ----           ----------   ----------   ----------   ------------   ------------    --------------
U.S. Mini Cap Growth        $   75,045   $   93,726   $   78,857   $     14,449   $     (1,673)   $       12,776
U.S. Emerging Growth             9,218       17,081        8,773          2,124           (112)            2,012
U.S. Small Cap Value            38,474       27,249      116,872         19,968         (3,399)           16,569
U.S. Large Cap Value             4,708        8,090       17,723          4,508           (243)            4,265
U.S. Systematic Large Cap
  Growth                         9,002        9,731        8,807          1,312           (212)            1,100
U.S. Systematic SMID
  Growth                         5,728        5,916        6,727          1,158           (193)              965
U.S. Convertible                15,879       21,855       28,663          5,074           (119)            4,955
Global Select                   86,571       93,573      122,704         24,190         (1,493)           22,697
International Growth            86,559      120,116       77,715         14,980           (319)           14,661
International Growth
  Opportunities                116,632      102,759      115,097         23,497         (1,013)           22,484
Emerging Markets
  Opportunities                 12,270       27,928       16,843          7,929           (170)            7,759
International Systematic         3,823          765        3,177            351            (16)              335
U.S. High Yield Bond            76,720      117,832      132,844          2,910         (1,227)            1,683

   Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and non-U.S. currency transactions. During the period, the U.S. Systematic Large Cap Growth Fund and Emerging Markets Opportunities Fund had redemptions-in-kind in the amount of $28,840,429 and $6,937,273, respectively.

NOTE F -- FINANCIAL INSTRUMENTS

   During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward non-U.S. currency contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

NOTE G -- PROXY VOTING

   The Investment Adviser votes proxies on behalf of the Funds pursuant to written policies and procedures adopted by the Funds. To obtain free information on how your Funds' securities were voted, please call the Funds at 1-800-551-8043 or visit the Funds' website at www.nacm.com. You may also view how the Fund's securities were voted by visiting the Securities & Exchange Commission's website at www.sec.gov.

QUARTERLY FILING

   The Funds provide a complete list of their holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the Funds' Form N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
SUPPLEMENTARY INFORMATION -- (UNAUDITED)

CORPORATE GOVERNANCE

NAME, ADDRESS (1)
AGE                             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
POSITION(S) HELD WITH FUND      OTHER DIRECTORSHIPS HELD BY TRUSTEE
LENGTH OF TIME SERVED (2)       NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
DISINTERESTED TRUSTEES:
GEORGE F. KEANE
(76)                            PRINCIPAL OCCUPATIONS: President Emeritus and founding Chief Executive Officer, The Common Fund
Chairman of the Board &         (1971-1993); and Endowment Advisors (1987-1999) (organizations that provide investment management
Trustee                         programs for colleges and universities)
Since August 2004
                                OTHER DIRECTORSHIPS HELD: Director, Bramwell Funds (since 1994); Director, Longview Oil & Gas
                                (since 2000); Director, Security Capital U.S. Real Estate (since 1997); Director, The Universal Bond
                                Fund (since 1997); Director, Universal Stainless & Alloy Products Inc. (since 1994); Director,
                                United Water Services and affiliated companies (1996-2000); Director, and former Chairman of the
                                Board, Trigen Energy Corporation (1994-2000); Trustee, Nicholas-Applegate Mutual Funds (1994-1999).

                                NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

WALTER E.AUCH                   PRINCIPAL OCCUPATIONS: Retired; prior thereto, Chairman and CEO of Chicago Board of Options
(84)                            Exchange (1979-1986); Senior Executive Vice President PaineWebber, Inc.
Trustee
Since May 1999                  OTHER DIRECTORSHIPS HELD: Trustee, LLBS Funds (since 1994 and Brinson Supplementary Trust (since
                                1997); Director, Thompson Asset Management Corp (1987-1999; Director, Smith Barney Trak Fund (since
                                1992) and Smith Barney Advisors (since 1992); Director, PIMCO Advisors L.P (since 1994); Director,
                                Banyon Realty Trust (1988-2002), Banyon Mortgage Investment Fund (1989-2002) and Banyon Land Fund
                                II (since 1988); Director, Express America Holdings Corp (1992-1999); Director, Legend Properties,
                                Inc. (1987-1999); Director, Senele Group (since 1988); Director, Fort Dearborn Income Securities,
                                Inc. (1987-1995); Trustee, Nicholas-Applegate Mutual Funds (1994-1999); Director, Geotek Industries,
                                Inc. (1987-1998).

                                NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

DARLENE DEREMER
(49)                            PRINCIPAL OCCUPATIONS: Managing Director, Putnam Lovell NBF Private Equity (Since 2004); Managing
Trustee                         Director, NewRiver E-Business Advisory Services Division (2000-2003); Prior to, President and
Since May 1999                  Founder, DeRemer Associates, a strategic and marketing consulting firm for the financial services industry (1987-2003); Vice President and Director, Asset Management Division, State Street Bank and
                                Trust Company, now referred to as State Street Global Advisers, (1982-1987); Vice President,
                                T. Rowe Price & Associates (1979-1982); Member, Boston Club (since 1998); Member, Financial Women's
                                Association Advisory Board (since 1995); Founder, Mutual Fund Cafe Website.

                                OTHER DIRECTORSHIPS HELD: Founding Member and Director, National Defined Contribution Council
                                (since 1997); Trustee, Boston Alzheimer's Association (since 1998); Director, King's Wood Montessori
                                School (since 1995); Editorial Board, National Association of Variable Annuities (since
                                1997); Director, Nicholas-Applegate Strategic Opportunities, Ltd. (1994-1997); Trustee,
                                Nicholas-Applegate Mutual Funds (1994-1999); Director, Jurika & Voyles Fund Group (since
                                1994-2000); Director, Nicholas-Applegate Southeast Asia Fund, Ltd. (since 2004).

                                NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

JOHN J.MURPHY                   PRINCIPAL OCCUPATIONS: Founder and senior principal, Murphy Capital Management
(60)                            OTHER DIRECTORSHIPS HELD: Director, Smith Barney Multiple Discipline Trust; Director, Barclays
Trustee                         International Funds Group Ltd. and affiliated companies.
Since September 2005

                                NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

INTERESTED TRUSTEES:

HORACIO A. VALEIRAS             PRINCIPAL OCCUPATIONS: Managing Director (since 2004) and Chief Investment Officer.
(46)                            Nicholas-Applegate Capital Management, Nicholas-Applegate Securities (since 2002); Managing
President & Trustee             Director of Morgan Stanley Investment Management, London (1997-2002); Head of International Equity
Since August 2004               and Asset Allocation, Miller Anderson & Sherred; Director and Chief of Investment Strategies,
                                Credit Suisse First Boston.

                                OTHER DIRECTORSHIPS HELD: Trustee, The Bishops School (since 2002); Trustee, San Diego Rowing Club
                                (since 2002).

                                NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

OFFICERS:

CHARLES H. FIELD, JR.           PRINCIPAL OCCUPATIONS: General Counsel, Nicholas-Applegate Capital Management, Nicholas-Applegate
(50)                            Securities LLC, Nicholas-Applegate Holdings LLC (since February 2004), Deputy General Counsel,
Secretary and Chief             Nicholas-Applegate Capital Management, LLC (1996-2004).
Compliance Officer              OTHER DIRECTORSHIPS HELD: NA
Since May 2002
                                NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

THOMAS MUSCARELLA               PRINCIPAL OCCUPATIONS: Vice President, Director of Mutual Fund Operations (since 1998).
(49)                            OTHER DIRECTORSHIPS HELD: NA
Treasurer
Since May 2005                  NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13


(1) Unless otherwise noted, the address of the Trustees and Officers is c/o: Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

     TO REDUCE EXPENSES, WE MAY MAIL ONLY ONE COPY OF THE FUND'S PROSPECTUS AND EACH ANNUAL AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CALL US AT 800-551-8043 - (OR CONTACT YOUR FINANCIAL INSTITUTION). WE WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                            George F. Keane, CHAIRMAN

                                 Walter E. Auch

                               Darlene T. DeRemer

                                 John J. Murphy

                               Horacio A. Valeiras


                                    OFFICERS

                         Horacio A. Valeiras, PRESIDENT

                        Charles H. Field, Jr., SECRETARY

                          Thomas Muscarella, TREASURER


                               INVESTMENT ADVISER

                      Nicholas-Applegate Capital Management


                                   DISTRIBUTOR

                          Nicholas-Applegate Securities


                                    CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers


                                 TRANSFER AGENT

                          UMB Fund Services Group, Inc.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                           PricewaterhouseCoopers LLP

[NICHOLAS APPLEGATE(R) INSTITUTIONAL FUNDS LOGO]

600 West Broadway
San Diego, California 92101
800 - 551 - 8043
Nicholas-Applegate Securities, Distributor


                                                                 SEMIANN0305INST

[NICHOLAS APPLEGATE(R) INSTITUTIONAL FUNDS LOGO]

SEMI-ANNUAL REPORT
CLASS R SHARES
SEPTEMBER 30, 2005
(UNAUDITED)

TABLE OF CONTENTS

                                                                                PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
   U.S. Emerging Growth                                                            1
   U.S. Small Cap Value                                                            6
   U.S. Large Cap Value                                                           10
   U.S. Systematic Large Cap Growth                                               14
   International Growth                                                           18
The Funds':
   Shareholder Expense Example                                                    22
   Financial Highlights                                                           23
   Statements of Assets and Liabilities                                           25
   Statements of Operations                                                       26
   Statements of Changes in Net Assets                                            27
   Notes to Financial Statements                                                  29
   Supplementary Information                                                      33

----------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Class R Shares. Distributor:
Nicholas-Applegate Securities.

LETTER TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDER,

Equity markets around the world climbed higher during the six months ended September 30, 2005. Key themes influencing stock prices were the overall strength of the global economy, healthy corporate profits, rising commodity prices and investors' renewed interest in growth stocks.

   In this semi-annual report, we review the performance of the financial markets and our mutual funds from April 1 through September 30. In addition, we share our perspective on the dynamics shaping the investment landscape and our outlook for the months ahead.

   In the United States, the S&P 500 Index rose 5.01%, and equity indexes across the style and capitalization spectrum also posted solid gains. Corporate earnings came in better than expected due to higher sales growth, share buybacks, subdued capital expenditures and continued cost discipline. The second quarter of 2005 marked the eighth consecutive season of double-digit profit growth among S&P 500 companies, a feat accomplished only three times since 1950. The U.S. economy achieved a similar type of milestone, marking its ninth straight quarter of annualized GDP growth in excess of 3%. The Federal Reserve continued raising short-term interest rates at a measured pace, with four more 0.25% rate hikes during the period. Long-term bond yields remained low, however, offsetting the impact of tighter monetary policy.

   In developed markets overseas, the MSCI EAFE Index rose 9.61% in U.S. dollar terms. Returns were even higher in local currencies, as the dollar strengthened 7.3% versus the euro and 5.9% versus the yen. Among the larger markets, stocks in Japan performed especially well, with the MSCI Japan Index rising 14.99% (US$). Japanese equities rallied on continued strength in corporate profits, signs the economy was on the mend and the decisive reelection of reformist Prime Minister Koizumi.

   Equities delivered the strongest gains in developing markets, with the MSCI Emerging Markets Index rising 23.12% (US$). Stocks in emerging countries benefited from a surge in investors' risk appetites, abundant liquidity, improving fundamentals and rising commodity prices. After retreating in the first half of the six-month period, the Commodity Research Bureau (CRB) Index advanced in the third quarter to finish up 6.8%. Oil prices jumped over 20%, although the pass through of rising oil prices in the form of higher inflation has been limited thus far.

   Against this backdrop, all of our mutual funds registered gains. Two funds did particularly well: the U.S. Emerging Growth Fund, which advanced 14.09%, and the International Growth Fund, which rose 13.13%. In addition to generating double-digit increases for the six-month period, both of these funds outperformed their benchmarks by a substantial margin.

   I'm also pleased to report that Nicholas-Applegate acquired the international equity business of Duncan-Hurst Capital Management on July 1, 2005. As part of the transaction, we welcomed Duncan-Hurst investment professionals Vincent Willyard, Joseph Devine and Barry Kendall to our international equity team. Vincent, Joe and Barry have twenty-seven years of combined experience and bring solid track records in international equity investing. Their expertise complements our capabilities across developed non-U.S., emerging, global and domestic markets.

   We also added several analysts to our research team, further evidence of our commitment to providing shareholders with the highest-caliber investment talent. The team consists of specialists who follow sectors on a global basis, as well as regional specialists for domestically focused industries such as retail. We believe this blend of sector and regional expertise provides us with the best perspective for identifying companies poised to outperform.

   Looking ahead, we expect the global recovery that began in 2002 to continue through the end of 2005 and into 2006, albeit at a slower pace due to high energy prices. We anticipate modestly rising interest rates in the United States, stable rates in Europe and lower rates in the United Kingdom where the central bank has already started to ease. We are viewing Japan with cautious optimism given recent strengthening in economic data and the pro-reform election result. From a corporate standpoint, earnings growth has passed its peak; however, we expect profits to continue to grow at healthy levels. The combination of solid economic and earnings growth bodes well for the global equity markets.

   In this environment, we believe that companies that can deliver strong earnings growth should once again command premium valuations relative to all others. Following several years of value stock leadership, growth stocks outperformed this period, suggesting signs of a return to growth. We also think this kind of environment is ideal for security selection, particularly for investing in companies where positive change is leading to increased earnings estimates. We continue to search out those companies in all of our funds.

   On behalf of everyone at Nicholas-Applegate, thank you for your participation in the Nicholas-Applegate Institutional Funds. We appreciate the trust you have placed in us.


Best Regards,

/s/ Horacio A. Valeiras

Horacio A. Valeiras, CFA
President and Chief Investment Officer

September 30, 2005

U.S. EMERGING GROWTH FUND

   MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; K. MATHEW AXLINE, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Emerging Growth Fund seeks to maximize long-term capital appreciation through investments primarily in U.S. companies with market capitalizations similar to the Russell 2000 Growth Index at time of purchase.

   MARKET OVERVIEW: The U.S. stock market turned in solid performance from April 1 through September 30, 2005. Gains were widespread, with stocks in nearly all sectors, styles and capitalization ranges advancing. Within the U.S. equity market, growth stocks outperformed value stocks, and small-cap shares outpaced large caps.

   The period started on a weak note, with equity prices falling in April. The market paid little attention to a two-week slide in oil prices, focusing instead on signs that economic growth was waning.

   The market rallied in the late spring and summer, however, delivering the bulk of the period's gains. Second-quarter corporate earnings were better than expected, with profits of small-cap companies rising more than 15% versus the second quarter of 2004. New and existing home sales hit record levels, consumer confidence reached a three-year high and industrial production surged.

   Market sentiment shifted once again, and equity prices languished in August and September. Hurricanes Katrina and Rita devastated lives, shut down two major U.S. cities and halted vital oil extraction and refinement. Energy prices skyrocketed and consumer confidence fell. As the period drew to a close, the Federal Reserve raised the target funds rate for the eleventh time since June 2004, signaling it was more worried about inflation than a downturn in the economy.

   PERFORMANCE: The Fund's Class R shares rose 14.09% during the six months ended September 30, 2005 and outperformed the 10.01% gain in the Russell 2000 Growth Index.

   PORTFOLIO SPECIFICS: The Fund's outperformance was due to stock selection, which was positive in nearly every sector of investment and strongest among consumer discretionary companies. Two consumer names that performed especially well were NutriSystem, a provider of weight management products and services, and Champion Enterprises, a manufacturer of modular homes. NutriSystem experienced rapid customer growth, driven by the success of its Web-based, direct-to-consumer marketing strategy. Champion benefited from improving margins and expectations that temporary housing needs related to the Gulf Coast hurricanes would increase demand for its products.

   Stock selection was also notably strong in the industrials and information technology sectors. In information technology, semiconductor manufacturer Standard Microsystems was a top performer. The company delivered better-than-expected operating results amid continued strength in sales to the notebook computer market.

   Despite the Fund's outperformance, there were pockets of relative weakness. For example, stock selection in the health care sector was unfavorable, as was an underweight in energy stocks.

   MARKET OUTLOOK: High energy prices and the possibility of more rate hikes from the Fed are likely to weigh on investor sentiment over the coming months. That said, earnings growth expectations remain strong, with analysts calling for double-digit profit gains among both small- and large-cap stocks. In addition, the effect of the hurricanes on GDP growth is likely to be short-lived given the economy's underlying strength prior to the storms.

   As events unfold, we remain confident that our focus on identifying companies with exceptional growth potential will continue to benefit the Fund.

U.S. EMERGING GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. EMERGING GROWTH FUND CLASS R SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                    1 YEAR        5 YEARS    10 YEARS
                    24.55%        - 7.92%      6.25%

              U.S. EMERGING GROWTH FUND CLASS R SHARES   RUSSELL 2000 GROWTH INDEX
 10/1/1993                     $    250,000                    $    250,000
10/31/1993                     $    250,400                    $    257,230
11/30/1993                     $    237,400                    $    246,825
12/31/1993                     $    249,920                    $    256,565
 1/31/1994                     $    257,143                    $    263,395
 2/28/1994                     $    255,286                    $    262,236
 3/31/1994                     $    234,855                    $    246,126
 4/30/1994                     $    235,474                    $    246,503
 5/31/1994                     $    229,076                    $    240,979
 6/30/1994                     $    217,519                    $    230,682
 7/31/1994                     $    222,679                    $    233,969
 8/31/1994                     $    237,744                    $    251,138
 9/30/1994                     $    240,633                    $    252,190
10/31/1994                     $    243,935                    $    254,876
11/30/1994                     $    231,553                    $    244,564
12/31/1994                     $    241,147                    $    250,325
 1/31/1995                     $    231,007                    $    245,226
 2/28/1995                     $    243,351                    $    256,558
 3/31/1995                     $    255,254                    $    264,052
 4/30/1995                     $    259,442                    $    268,024
 5/31/1995                     $    261,426                    $    271,535
 6/30/1995                     $    284,571                    $    290,246
 7/31/1995                     $    312,124                    $    312,868
 8/31/1995                     $    313,006                    $    316,729
 9/30/1995                     $    319,619                    $    323,250
10/31/1995                     $    307,055                    $    307,350
11/30/1995                     $    320,721                    $    320,916
12/31/1995                     $    327,708                    $    328,027
 1/31/1996                     $    323,033                    $    325,311
 2/29/1996                     $    342,668                    $    340,146
 3/31/1996                     $    352,952                    $    346,870
 4/30/1996                     $    389,650                    $    373,500
 5/31/1996                     $    411,388                    $    392,653
 6/30/1996                     $    386,378                    $    367,138
 7/31/1996                     $    341,966                    $    322,318
 8/31/1996                     $    372,353                    $    346,179
 9/30/1996                     $    397,130                    $    364,007
10/31/1996                     $    379,833                    $    348,304
11/30/1996                     $    383,574                    $    357,990
12/31/1996                     $    389,595                    $    364,971
 1/31/1997                     $    394,413                    $    374,088
 2/28/1997                     $    351,961                    $    351,497
 3/31/1997                     $    332,993                    $    326,692
 4/30/1997                     $    327,874                    $    322,912
 5/31/1997                     $    379,961                    $    371,446
 6/30/1997                     $    407,660                    $    384,041
 7/31/1997                     $    436,865                    $    403,720
 8/31/1997                     $    445,295                    $    415,835
 9/30/1997                     $    487,145                    $    449,019
10/31/1997                     $    452,521                    $    422,051
11/30/1997                     $    435,017                    $    411,989
12/31/1997                     $    436,748                    $    412,220
 1/31/1998                     $    426,704                    $    406,721
 2/28/1998                     $    464,803                    $    442,630
 3/31/1998                     $    490,779                    $    461,199
 4/30/1998                     $    490,779                    $    464,026
 5/31/1998                     $    452,334                    $    430,314
 6/30/1998                     $    468,959                    $    434,712
 7/31/1998                     $    468,959                    $    398,414
 8/31/1998                     $    325,073                    $    306,444
 9/30/1998                     $    358,956                    $    337,514
10/31/1998                     $    363,545                    $    355,119
11/30/1998                     $    401,944                    $    382,665
12/31/1998                     $    455,854                    $    417,293
 1/31/1999                     $    500,962                    $    436,063
 2/28/1999                     $    447,786                    $    396,172
 3/31/1999                     $    495,828                    $    410,283
 4/30/1999                     $    525,167                    $    446,515
 5/31/1999                     $    504,263                    $    447,221
 6/30/1999                     $    567,342                    $    470,780
 7/31/1999                     $    569,542                    $    456,224
 8/31/1999                     $    564,775                    $    439,161
 9/30/1999                     $    581,645                    $    447,633
10/31/1999                     $    636,288                    $    459,096
11/30/1999                     $    719,417                    $    507,641
12/31/1999                     $    881,445                    $    597,113
 1/31/2000                     $    860,164                    $    591,554
 2/29/2000                     $  1,157,339                    $    729,185
 3/31/2000                     $  1,009,872                    $    652,533
 4/30/2000                     $    866,884                    $    586,647
 5/31/2000                     $    761,231                    $    535,280
 6/30/2000                     $    917,285                    $    604,427
 7/31/2000                     $    820,964                    $    552,628
 8/31/2000                     $    940,805                    $    610,759
 9/30/2000                     $    885,178                    $    580,416
10/31/2000                     $    791,097                    $    533,304
11/30/2000                     $    609,448                    $    436,472
12/31/2000                     $    663,207                    $    463,180
 1/31/2001                     $    674,385                    $    500,669
 2/28/2001                     $    562,076                    $    432,038
 3/31/2001                     $    508,317                    $    392,757
 4/30/2001                     $    568,996                    $    440,842
 5/31/2001                     $    571,125                    $    451,052
 6/30/2001                     $    581,238                    $    463,352
 7/31/2001                     $    543,979                    $    423,824
 8/31/2001                     $    507,252                    $    397,335
 9/30/2001                     $    421,557                    $    333,205
10/31/2001                     $    456,687                    $    365,259
11/30/2001                     $    492,881                    $    395,758
12/31/2001                     $    515,236                    $    420,414
 1/31/2002                     $    500,865                    $    405,447
 2/28/2002                     $    469,461                    $    379,215
 3/31/2002                     $    507,785                    $    412,169
 4/30/2002                     $    499,801                    $    403,266
 5/31/2002                     $    473,187                    $    379,675
 6/30/2002                     $    439,654                    $    347,478
 7/31/2002                     $    377,379                    $    294,071
 8/31/2002                     $    376,314                    $    293,924
 9/30/2002                     $    355,556                    $    272,703
10/31/2002                     $    361,943                    $    286,501
11/30/2002                     $    379,508                    $    314,894
12/31/2002                     $    353,959                    $    293,166
 1/31/2003                     $    343,846                    $    285,192
 2/28/2003                     $    333,200                    $    277,577
 3/31/2003                     $    333,733                    $    281,769
 4/30/2003                     $    365,137                    $    308,424
 5/31/2003                     $    397,605                    $    343,183
 6/30/2003                     $    407,186                    $    349,807
 7/31/2003                     $    438,057                    $    376,252
 8/31/2003                     $    465,203                    $    396,457
 9/30/2003                     $    442,848                    $    386,426
10/31/2003                     $    483,833                    $    419,814
11/30/2003                     $    496,075                    $    433,500
12/31/2003                     $    487,026                    $    435,450
 1/31/2004                     $    515,769                    $    458,312
 2/29/2004                     $    506,720                    $    457,624
 3/31/2004                     $    506,720                    $    459,775
 4/30/2004                     $    475,849                    $    436,694
 5/31/2004                     $    480,639                    $    445,384
 6/30/2004                     $    501,397                    $    460,171
 7/31/2004                     $    457,751                    $    418,894
 8/30/2004                     $    439,654                    $    409,888
 9/30/2004                     $    470,526                    $    432,554
10/31/2004                     $    483,136                    $    443,065
11/30/2004                     $    522,077                    $    480,504
12/31/2004                     $    539,984                    $    497,755
 1/31/2005                     $    518,925                    $    475,306
 2/28/2005                     $    532,105                    $    481,818
 3/31/2005                     $    514,226                    $    463,749
 4/30/2005                     $    481,573                    $    434,255
 5/31/2005                     $    514,754                    $    464,870
 6/30/2005                     $    537,917                    $    479,885
 7/31/2005                     $    577,401                    $    513,429
 8/31/2005                     $    581,616                    $    506,190
 9/30/2005                     $    587,432                    $    510,189

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I shares have no sales charge or distribution fee, but have a shareholder service fee of up to .25% of their average daily net assets. Class R shares have distribution and shareholder services fees of up to ..25% of their average daily net assets. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee prior to the adoption of the shareholder services plan in 2003 and distribution fee applicable to class R shares which would have made returns slightly lower. The Fund's Class I shares calculate their performance based upon the historical performance of a corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. EMERGING GROWTH FUND

                                                                                 NUMBER
                                                                                OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.9%

ADVANCED MATERIALS/PRODUCTS -- 0.7%
   Hexcel Corp.*                                                                      3,500     $        64,015
                                                                                                ---------------
ADVERTISING SERVICES -- 0.6%
   Ventiv Health, Inc.*                                                               2,200              57,662
                                                                                                ---------------
AEROSPACE/DEFENSE -- 1.5%
   Armor Holdings, Inc.*                                                              1,700              73,117
   Esterline Technologies Corp.*                                                      1,700              64,413
                                                                                                ---------------
                                                                                                        137,530
                                                                                                ---------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.4%
   BE Aerospace, Inc.*                                                                3,200              53,024
   Kaman Corp. Cl. A##                                                                3,600              73,620
                                                                                                ---------------
                                                                                                        126,644
                                                                                                ---------------
APPAREL MANUFACTURERS -- 2.9%
   Carter's, Inc.*                                                                    1,400              79,520
   Guess?, Inc.*                                                                      3,500              75,005
   Gymboree Corp.*                                                                    4,600              62,744
   Volcom, Inc.*                                                                      2,000              56,020
                                                                                                ---------------
                                                                                                        273,289
                                                                                                ---------------
APPLICATIONS SOFTWARE -- 0.6%
   Quest Software, Inc.*                                                              3,800              57,266
                                                                                                ---------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.5%
   Keystone Automotive Industries, Inc.*                                              1,500              43,215
                                                                                                ---------------
AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 0.4%
   A. S. V., Inc.* ##                                                                 1,500              33,975
                                                                                                ---------------
BATTERIES/BATTERY SYSTEMS -- 1.0%
   Energy Conversion Devices, Inc.* ##                                                2,000              89,760
                                                                                                ---------------
BEVERAGES-NON-ALCOHOLIC -- 0.5%
   Hansen Natural Corp.* ##                                                             900              42,372
                                                                                                ---------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.4%
   Drew Industries, Inc.*                                                             1,300              33,553
                                                                                                ---------------
BUILDING PRODUCTS-DOORS & WINDOWS -- 1.2%
   Apogee Enterprises, Inc.                                                           6,300             107,730
                                                                                                ---------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.5%
   Genlyte Group, Inc.*                                                                 900              43,272
                                                                                                ---------------
BUILDING-HEAVY CONSTRUCTION -- 0.7%
   Washington Group International, Inc.*                                              1,300              70,057
                                                                                                ---------------
BUILDING-MOBIL HOME/MANUFACTURED HOUSING -- 0.6%
   Champion Enterprises, Inc.*                                                        4,000              59,120
                                                                                                ---------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.9%
   Desarrolladora Homex S.A.
   de C.V. - ADR* ##                                                                  1,500              46,065
   Levitt Corp. Cl. A                                                                 1,700              38,998
                                                                                                ---------------
                                                                                                         85,063
                                                                                                ---------------
CASINO SERVICES -- 0.5%
   Mikohn Gaming Corp.*                                                               3,500              46,515
                                                                                                ---------------
CELLULAR TELECOMMUNICATIONS -- 1.3%
   Alamosa Holdings, Inc.*                                                            2,900              49,619
   Dobson Communications Corp. Cl. A*                                                 9,600              73,728
                                                                                                ---------------
                                                                                                        123,347
                                                                                                ---------------
COAL -- 0.7%
   Foundation Coal Holdings, Inc.                                                     1,600              61,520
                                                                                                ---------------
COMMERCIAL BANKS-WESTERN US -- 1.3%
   SVB Financial Group*                                                               1,300              63,232
   UCBH Holdings, Inc.                                                                3,100              56,792
                                                                                                ---------------
                                                                                                        120,024
                                                                                                ---------------
COMMERCIAL SERVICES-FINANCE -- 1.0%
   Euronet Worldwide, Inc.*                                                           1,700     $        50,303
   Jackson Hewitt Tax Service, Inc.                                                   1,700              40,647
                                                                                                ---------------
                                                                                                         90,950
                                                                                                ---------------
COMPUTER AIDED DESIGN -- 0.4%
   ANSYS, Inc.*                                                                       1,000              38,490
                                                                                                ---------------
COMPUTER GRAPHICS -  0.6%
   Trident Microsystems, Inc.*                                                        1,900              60,439
                                                                                                ---------------
COMPUTER SERVICES -- 1.4%
   Anteon International Corp.*                                                        1,400              59,864
   CACI International, Inc. Cl. A*                                                    1,100              66,660
                                                                                                ---------------
                                                                                                        126,524
                                                                                                ---------------
COMPUTERS -- 0.8%
   Rackable Systems, Inc.*                                                            5,900              77,644
                                                                                                ---------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.6%
   MTS Systems Corp.                                                                  1,400              52,878
                                                                                                ---------------
COMPUTERS-MEMORY DEVICES -- 0.2%
   Komag, Inc.*                                                                         700              22,372
                                                                                                ---------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 2.3%
   Jarden Corp.*                                                                      3,600             147,852
   Playtex Products, Inc.*                                                            6,300              69,300
                                                                                                ---------------
                                                                                                        217,152
                                                                                                ---------------
DISTRIBUTION/WHOLESALE -- 1.4%
   LKQ Corp.* ##                                                                      2,600              78,520
   Wesco International, Inc.*                                                         1,400              47,418
                                                                                                ---------------
                                                                                                        125,938
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.7%
   ESCO Technologies, Inc.*                                                           1,400              70,098
                                                                                                ---------------
DRUG DELIVERY SYSTEMS -- 0.7%
   Conor Medsystems, Inc.* ##                                                         2,700              63,450
                                                                                                ---------------
E-COMMERCE/PRODUCTS -- 1.6%
   Drugstore.com, Inc.*                                                              10,500              38,850
   Nutrisystem, Inc.* ##                                                              3,100              77,562
   Stamps.com, Inc.*                                                                  1,800              30,978
                                                                                                ---------------
                                                                                                        147,390
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 0.6%
   Pike Electric Corp.*                                                               2,800              52,444
                                                                                                ---------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
   Nam Tai Electronics, Inc.                                                          1,100              27,973
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.1%
   Microsemi Corp.* ##                                                                3,100              79,174
   Sirf Technology Holdings, Inc.*                                                    2,400              72,312
   Supertex, Inc.*                                                                    1,600              47,984
                                                                                                ---------------
                                                                                                        199,470
                                                                                                ---------------
ELECTRONIC CONNECTORS -- 0.6%
   Thomas & Betts Corp.*                                                              1,700              58,497
                                                                                                ---------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.3%
   Trimble Navigation, Ltd.*                                                            900              30,321
                                                                                                ---------------
ELECTRONIC SECURITY DEVICES -- 0.4%
   American Science & Engineering, Inc.*                                                600              39,354
                                                                                                ---------------
E-MARKETING/INFORMATION -- 0.9%
   Aquantive, Inc.* ##                                                                4,000              80,520
                                                                                                ---------------
ENERGY-ALTERNATE SOURCES -- 0.5%
   Syntroleum Corp.* ##                                                               3,400              49,504
                                                                                                ---------------
ENGINEERING/R & D SERVICES -- 0.8%
   URS Corp.*                                                                         1,900              76,741
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 NUMBER
                                                                                OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)
ENTERPRISE SOFTWARE/SERVICES -- 1.8%
   Mantech International Corp. Cl. A*                                                 1,900     $        50,179
   Micromuse, Inc.*                                                                   9,200              72,496
   The Ultimate Software Group, Inc.* ##                                              2,600              47,892
                                                                                                ---------------
                                                                                                        170,567
                                                                                                ---------------
ENTERTAINMENT SOFTWARE -- 1.5%
   The 9, Ltd. -- ADR* ##                                                             3,400              64,226
   THQ, Inc.* ##                                                                      3,350              71,422
                                                                                                ---------------
                                                                                                        135,648
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 0.9%
   Investment Technology Group, Inc.*                                                 2,800              82,880
                                                                                                ---------------
FOOD-WHOLESALE/DISTRIBUTION -- 1.4%
   Performance Food Group Co.*                                                        2,000              63,120
   United Natural Foods, Inc.*                                                        1,800              63,648
                                                                                                ---------------
                                                                                                        126,768
                                                                                                ---------------
HOTELS & MOTELS -- 0.8%
   Orient Express Hotels, Ltd. Cl. A                                                  2,700              76,734
                                                                                                ---------------
HUMAN RESOURCES -- 1.4%
   Hudson Highland Group, Inc.*                                                       3,100              77,407
   Labor Ready, Inc.*                                                                 1,900              48,735
                                                                                                ---------------
                                                                                                        126,142
                                                                                                ---------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.6%
   Unova, Inc.*                                                                       1,500              52,470
                                                                                                ---------------
INTERNET APPLICATIONS SOFTWARE -- 0.5%
   @Road, Inc.*                                                                      10,600              48,654
                                                                                                ---------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.5%
   Centillium Communications, Inc.*                                                  12,800              48,256
                                                                                                ---------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.7%
   Openwave Systems, Inc.* ##                                                         3,600              64,728
                                                                                                ---------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.5%
   Affiliated Managers Group, Inc.*                                                     700              50,694
                                                                                                ---------------
LASERS-SYSTEMS/COMPONENTS -- 1.0%
   Cymer, Inc.*                                                                       1,900              59,508
   Electro Scientific Industries, Inc.*                                               1,400              31,304
                                                                                                ---------------
                                                                                                         90,812
                                                                                                ---------------
MACHINERY-CONSTRUCTION & MINING -- 1.9%
   Bucyrus International, Inc. Cl. A                                                  1,500              73,695
   JLG Industries, Inc.                                                               2,700              98,793
                                                                                                ---------------
                                                                                                        172,488
                                                                                                ---------------
MACHINERY-GENERAL INDUSTRY -- 3.2%
   Gardner Denver, Inc.*                                                              1,800              80,280
   Manitowoc Company, Inc.                                                            1,500              75,375
   Middleby Corp.*                                                                      900              65,250
   Wabtec Corp.                                                                       2,700              73,656
                                                                                                ---------------
                                                                                                        294,561
                                                                                                ---------------
MEDICAL INFORMATION SYSTEMS -- 1.3%
   Allscripts Healthcare Solutions, Inc.* ##                                          4,000              72,080
   Quality Systems, Inc.                                                                700              48,363
                                                                                                ---------------
                                                                                                        120,443
                                                                                                ---------------
MEDICAL INSTRUMENTS -- 1.9%
   Angiodynamics, Inc.*                                                               2,400              50,400
   DexCom, Inc.* ##                                                                   3,700              42,994
   Nuvasive, Inc.* ##                                                                 2,300              43,102
   Symmetry Medical, Inc.* ##                                                         1,900              45,030
                                                                                                ---------------
                                                                                                        181,526
                                                                                                ---------------
MEDICAL LASER SYSTEMS -- 1.2%
   Cutera, Inc.* ##                                                                   3,200              83,008
   LCA-Vision, Inc.##                                                                   900              33,408
                                                                                                ---------------
                                                                                                        116,416
                                                                                                ---------------
MEDICAL PRODUCTS -- 1.8%
   HealthTronics Surgical Services, Inc.*                                             4,200     $        41,832
   Mentor Corp.##                                                                     1,200              66,012
   West Pharmaceutical Services                                                       2,000              59,340
                                                                                                ---------------
                                                                                                        167,184
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 2.3%
   Genomic Health, Inc.*                                                              2,800              32,340
   InterMune, Inc.* ##                                                                2,700              44,685
   Keryx Biopharmaceuticals, Inc.*                                                    4,800              75,648
   Myogen, Inc.* ##                                                                   2,700              63,450
                                                                                                ---------------
                                                                                                        216,123
                                                                                                ---------------
MEDICAL-HMO -- 0.5%
   Wellcare Health Plans, Inc.*                                                       1,300              48,165
                                                                                                ---------------
MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 1.2%
   Option Care, Inc.##                                                                3,850              56,364
   Radiation Therapy Services, Inc.*                                                  1,700              54,162
                                                                                                ---------------
                                                                                                        110,526
                                                                                                ---------------
MULTILEVEL DIRECT SELLING -- 0.4%
   Nu Skin Enterprises, Inc. Cl. A                                                    1,800              34,290
                                                                                                ---------------
NON-FERROUS METALS -- 1.3%
   RTI International Metals, Inc.*                                                    2,000              78,700
   Titanium Metals Corporation* ##                                                    1,100              43,516
                                                                                                ---------------
                                                                                                        122,216
                                                                                                ---------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
   Waste Connections, Inc.*                                                           1,100              38,588
                                                                                                ---------------
OIL & GAS DRILLING -- 1.7%
   Atwood Oceanics, Inc.*                                                               900              75,789
   Grey Wolf, Inc.*                                                                   3,700              31,191
   Pioneer Drilling Co.*                                                              2,700              52,704
                                                                                                ---------------
                                                                                                        159,684
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
   Toreador Resources Corp.* ##                                                       1,900              67,260
                                                                                                ---------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
   Hydril Co.*                                                                          700              48,048
                                                                                                ---------------
OIL-FIELD SERVICES -- 4.4%
   Cal Dive International, Inc.*                                                      1,000              63,410
   Dresser-Rand Group, Inc.* ##                                                       2,400              59,112
   Global Industries, Ltd.*                                                           4,500              66,330
   Hornbeck Offshore Services*                                                        1,300              47,619
   Oceaneering International, Inc.*                                                     900              48,069
   Superior Energy Services, Inc.*                                                    2,400              55,416
   Tetra Technologies, Inc.*                                                          2,300              71,806
                                                                                                ---------------
                                                                                                        411,762
                                                                                                ---------------
PHARMACY SERVICES -- 0.5%
   Healthextras, Inc.*                                                                2,000              42,760
                                                                                                ---------------
PHYSICAL PRACTICE MANAGEMENT -- 1.5%
   American Healthways, Inc.*                                                         1,500              63,600
   Matria Healthcare, Inc.* ##                                                        2,000              75,500
                                                                                                ---------------
                                                                                                        139,100
                                                                                                ---------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.4%
   Psychiatric Solutions, Inc.*                                                         700              37,961
                                                                                                ---------------
PRIVATE CORRECTIONS -- 0.6%
   Corrections Corporation of America*                                                1,400              55,580
                                                                                                ---------------
PROPERTY/CASUALTY INSURANCE -- 0.7%
   Ohio Casualty Corp.                                                                2,300              62,376
                                                                                                ---------------
REAL ESTATE MANAGEMENT/SERVICES -- 1.7%
   Jones Lang LaSalle, Inc.                                                           1,000              46,060
   Tarragon Corp.* ##                                                                 1,800              33,408
   Trammell Crow Co.*                                                                 3,100              76,508
                                                                                                ---------------
                                                                                                        155,976
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 NUMBER
                                                                                OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

REMEDIATION SERVICES -- 1.1%
   Clean Harbors, Inc.*                                                               2,900     $        98,455
                                                                                                ---------------
RESEARCH & DEVELOPMENT -- 1.0%
   SFBC International, Inc.*                                                          2,000              88,780
                                                                                                ---------------
RESORTS/THEME PARKS -- 0.7%
   Vail Resorts, Inc.*                                                                2,200              63,250
                                                                                                ---------------
RESPIRATORY PRODUCTS -- 0.7%
   Respironics, Inc.*                                                                 1,600              67,488
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 2.2%
   Charming Shoppes, Inc.*                                                            5,300              56,551
   Dress Barn, Inc.*                                                                  1,900              43,244
   DSW, Inc. Cl. A* ##                                                                2,100              44,520
   Jos. A. Bank Clothiers, Inc.* ##                                                   1,325              57,267
                                                                                                ---------------
                                                                                                        201,582
                                                                                                ---------------
RETAIL-CATALOG SHOPPING -- 0.4%
   Coldwater Creek, Inc.*                                                             1,500              37,830
                                                                                                ---------------
RETAIL-MAIL ORDER -- 0.8%
   The Sportsman's Guide, Inc.* ##                                                    2,800              76,440
                                                                                                ---------------
RETAIL-RESTAURANTS -- 1.7%
   Denny's Corp.*                                                                    10,400              43,160
   Luby's, Inc.* ##                                                                   4,000              52,240
   McCormick & Schmick's
   Seafood Restaurants, Inc.* ##                                                      1,700              35,904
   Ruth's Chris Steak House*                                                          1,300              23,894
                                                                                                ---------------
                                                                                                        155,198
                                                                                                ---------------
RETAIL-SPORTING GOODS -- 0.4%
   The Sports Authority, Inc.*                                                        1,400              41,216
                                                                                                ---------------
RETIREMENT/AGED CARE -- 0.7%
   American Retirement Corp.*                                                         3,600              67,788
                                                                                                ---------------
SEMICONDUCTOR
COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
   Standard Microsystems Corp.*                                                       2,800              83,748
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 2.5%
   Entegris, Inc.*                                                                    4,900              55,370
   Photronics, Inc.*                                                                  1,500              29,100
   Rudolph Technologies, Inc.*                                                        2,700              36,369
   Varian Semiconductor
   Equipment Associates, Inc.                                                         1,300              55,081
   Vecco Instruments, Inc.*                                                           3,500              56,140
                                                                                                ---------------
                                                                                                        232,060
                                                                                                ---------------
STEEL PIPE & TUBE -- 0.5%
   NS Group, Inc.*                                                                    1,100              43,175
                                                                                                ---------------
SUPERCONDUCTOR PRODUCTS & SYSTEMS -- 0.5%
   Intermagnetics General Corp.* ##                                                   1,650              46,101
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
   Arris Group, Inc.*                                                                 5,700              67,602
                                                                                                ---------------
THERAPEUTICS -- 1.6%
   CV Therapeutics, Inc.*                                                             2,400     $        64,200
   Nabi Biopharmaceuticals*                                                           4,700              61,570
   United Therapeutics Corp.*                                                           300              20,940
                                                                                                ---------------
                                                                                                        146,710
                                                                                                ---------------
TRANSPORT-EQUIPMENT & LEASING -- 0.7%
   Greenbrier Companies, Inc.##                                                       2,000              66,480
                                                                                                ---------------
TRANSPORT-SERVICES -- 0.9%
   Offshore Logistics, Inc.*                                                          2,200              81,400
                                                                                                ---------------
VITAMINS & NUTRITION PRODUCTS -- 1.5%
   Herbalife, Ltd.*                                                                   3,000              90,420
   Usana Health Sciences, Inc.* ##                                                    1,100              52,470
                                                                                                ---------------
                                                                                                        142,890
                                                                                                ---------------
WIRE & CABLE PRODUCTS -- 0.7%
   General Cable Corp.*                                                               3,900              65,520
                                                                                                ---------------
WIRELESS EQUIPMENT -- 0.6%
   Novatel Wireless, Inc.* ##                                                         3,600              52,092
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $7,175,791)                                                                                 9,187,269
                                                                                                ---------------

                                                                                PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 17.2%

MONEY MARKET FUNDS -- 16.0%
   Boston Global Investment
   Trust - Enhanced Sleeve, 3.730%**                                           $  1,486,750           1,486,750
                                                                                                ---------------
TIME DEPOSIT -- 1.2%
   HSBC Bank USA - Grand Cayman
    3.310%, 10/01/05                                                                110,265             110,265
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $1,597,015)                                                                                    1,597,015
                                                                                                ---------------
TOTAL INVESTMENTS -- 116.1%
   (Cost: $8,772,806)                                                                                10,784,284

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (16.1%)                                                                                 (1,495,018)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $     9,289,266
                                                                                                ===============

----------
*     Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.
ADR - American Depository Receipt

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                                     PERCENT OF
INDUSTRY                                                             NET ASSETS
-----------------------------------------------------------------    ----------
Basic Materials                                                             1.3%
Communications                                                              7.4
Consumer, Cyclical                                                         14.6
Consumer, Non-cyclical                                                     24.1
Energy                                                                      8.6
Financial                                                                   5.7
Industrial                                                                 21.8%
Technology                                                                 14.8
Utilities                                                                   0.6
Short Term Investments                                                     17.2
Liabilities in excess of other assets                                     (16.1)
                                                                          -----
NET ASSETS                                                                100.0%
                                                                          =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. SMALL CAP VALUE FUND

   MANAGEMENT TEAM: MARK W. STUCKELMAN, Lead Portfolio Manager; STEPHEN SEXAUER, Portfolio Manager; CHARLES HOEVELER, Investment Analyst; JOHN MAZUR, Investment Analyst; NELSON W. SHING, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Small Cap Value Fund seeks to maximize long-term capital appreciation through investments primarily in smaller U.S. companies with market capitalizations corresponding to the Russell 2000 Value Index that, in the opinion of the Investment Adviser, are undervalued in the marketplace.

   MARKET OVERVIEW: U.S. equity prices climbed higher during the six months ended September 30, 2005. Factors contributing to gains included:

   - Steady economic growth, with GDP expanding at an annualized rate of over 3% from April 1 to June 30 for the ninth consecutive quarter

   - Healthy corporate profits, as both small- and large-cap companies reported double-digit, year-over-year earnings growth for the first two quarters of 2005

   The positive economic and earnings backdrop overshadowed concerns about rising energy prices and interest rates. Oil prices reached $70 a barrel in late August, and the Federal Reserve raised the target funds rate four times during the period.

   Among small-cap value stocks, energy companies were the best performers, followed by industrials. Within industrials, prices of building products and construction stocks rose sharply in anticipation of spending to rebuild areas affected by the Gulf Coast hurricanes. Consumer-oriented stocks were among the worst performers on fears that record-high energy prices would restrain consumer spending.

   PERFORMANCE: From April 1 through September 30, 2005, the Fund's Class R shares gained 4.24%. The Russell 2000 Value Index rose 8.33%. The Class R performance commenced on December 3, 2004.

   PORTFOLIO SPECIFICS: The Fund posted a solid increase while modestly trailing the benchmark. Stock selection in the financials sector had the largest negative impact on relative performance. Notable detractors included two sub-prime mortgage REITs which suffered depressed margins because of intense competition in the industry. Other areas of relative weakness were stock selection in information technology and an underweight in energy that offset the benefit of favorable stock selection in the group.

   On the plus side, stock selection in a number of sectors helped relative performance, including utilities, consumer staples and industrials. Some of the best-performing stocks were Energen, an integrated gas utility benefiting from high natural gas prices; Casey's General Stores, a convenience store operator with improving margins; and Joy Global, a manufacturer of mining equipment benefiting from strong copper and coal prices.

   Our bottom-up investment decisions did not result in any major changes to sector weightings this period, and holdings remained well-diversified at September 30, 2005. The largest overweight versus the index was in industrials (+6.9%); the largest underweight was in financials (-6.4%).

   MARKET OUTLOOK: High energy prices are likely to dampen consumer spending in the months ahead. However, recent weakness in consumer-oriented stocks, particularly retailers and restaurants, has created an opportunity to selectively purchase high-quality companies at reasonable valuations.

   We remain focused on identifying and investing in attractively priced, financially strong small-cap companies poised to benefit from change. Through intense, fundamental research and a diversified, risk-controlled approach to portfolio construction, we are confident we will continue producing excess return over time.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. SMALL CAP VALUE FUND

                                                                                 NUMBER
                                                                                OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 91.9%

AEROSPACE/DEFENSE-EQUIPMENT -- 1.7%
   AAR Corp.*                                                                       120,100     $     2,063,318
                                                                                                ---------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 1.0%
   ElkCorp                                                                           36,000           1,287,720
                                                                                                ---------------
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.1%
   Dycom Industries, Inc.*                                                           64,700           1,308,234
                                                                                                ---------------
CHEMICALS-SPECIALTY -- 0.9%
   OM Group, Inc.*                                                                   56,400           1,135,332
                                                                                                ---------------
COAL -- 1.0%
   Foundation Coal Holdings, Inc.                                                    30,900           1,188,105
                                                                                                ---------------
COMMERCIAL BANKS-CENTRAL US -- 5.5%
   Amcore Financial, Inc.                                                            42,900           1,338,909
   Associated Banc Corp.                                                             42,450           1,293,876
   First Financial Bancorp                                                           78,400           1,458,240
   Gold Banc Corp., Inc.                                                             88,200           1,314,180
   Macatawa Bank Corp.##                                                             18,980             649,306
   Oak Hill Financial, Inc.                                                          23,500             705,470
                                                                                                ---------------
                                                                                                      6,759,981
                                                                                                ---------------
COMMERCIAL BANKS-EASTERN US -- 0.7%
   Community Bank Systems, Inc.                                                      39,300             888,180
                                                                                                ---------------
COMMERCIAL BANKS-WESTERN US -- 1.0%
   Greater Bay Bancorp                                                               49,400           1,217,216
                                                                                                ---------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.3%
   MTS Systems Corp.                                                                 21,900             827,163
   Radisys Corp.* ##                                                                 41,000             795,400
                                                                                                ---------------
                                                                                                      1,622,563
                                                                                                ---------------
COMPUTERS-MEMORY DEVICES -- 0.7%
   Hutchinson Technology, Inc.*                                                      32,700             854,124
                                                                                                ---------------
DISTRIBUTION/WHOLESALE -- 1.3%
   Hughes Supply, Inc.                                                               50,100           1,633,260
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.5%
   Actuant Corp. Cl. A                                                               18,400             861,120
   ESCO Technologies, Inc.*                                                          33,000           1,652,310
   Tredegar Corp.                                                                    45,200             588,052
                                                                                                ---------------
                                                                                                      3,101,482
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 0.8%
   CMS Energy Corp.*                                                                 56,800             934,360
                                                                                                ---------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.7%
   Benchmark Electronics, Inc.*                                                      26,900             810,228
   Methode Electronics, Inc. Cl. A                                                  110,500           1,272,960
   Rogers Corp.*                                                                     33,800           1,308,060
                                                                                                ---------------
                                                                                                      3,391,248
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.6%
   IXYS Corporation*                                                                 75,000             792,000
                                                                                                ---------------
FINANCE-AUTO LOANS -- 1.1%
   AmeriCredit Corp.*                                                                56,100           1,339,107
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 0.9%
   Knight Capital Group, Inc. Cl. A*                                                138,600           1,151,766
                                                                                                ---------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.1%
   Ralcorp Holdings, Inc.*                                                           30,900           1,295,328
                                                                                                ---------------
FUNERAL SERVICES & RELATED ITEMS -- 1.1%
   Stewart Enterprises, Inc. Cl. A                                                  202,100           1,339,923
                                                                                                ---------------
GAS-DISTRIBUTION -- 2.7%
   Energen Corp.                                                                     40,000           1,730,400
   UGI Corp.                                                                         57,300           1,612,995
                                                                                                ---------------
                                                                                                      3,343,395
                                                                                                ---------------
HOTELS & MOTELS -- 0.7%
   Jameson Inns, Inc.* ##                                                           420,000             865,200
                                                                                                ---------------
HUMAN RESOURCES -- 0.9%
   Korn/Ferry International*                                                         67,700     $     1,109,603
                                                                                                ---------------
INDEX FUND-SMALL CAP -- 4.8%
   iShares Russell 2000 Value
    Index Fund* ##                                                                   89,700           5,913,921
                                                                                                ---------------
INTERNET APPLICATIONS SOFTWARE -- 0.6%
   MatrixOne, Inc.*                                                                 148,700             782,162
                                                                                                ---------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.7%
   TIBCO Software, Inc.*                                                            101,300             846,868
                                                                                                ---------------
LASERS-SYSTEMS/COMPONENTS -- 1.2%
   Cymer, Inc.*                                                                      24,200             757,944
   Rofin-Sinar Technologies, Inc.*                                                   18,100             687,619
                                                                                                ---------------
                                                                                                      1,445,563
                                                                                                ---------------
MACHINERY TOOLS & RELATED PRODUCTS -- 1.1%
   Kennametal, Inc.                                                                  27,900           1,368,216
                                                                                                ---------------
MACHINERY-CONSTRUCTION & MINING -- 1.3%
   Joy Global, Inc.                                                                  30,950           1,561,737
                                                                                                ---------------
MACHINERY-GENERAL INDUSTRY -- 3.7%
   Albany International Corp. Cl. A                                                  39,300           1,448,991
   Gardner Denver, Inc.*                                                             40,100           1,788,460
   Wabtec Corp.                                                                      50,800           1,385,824
                                                                                                ---------------
                                                                                                      4,623,275
                                                                                                ---------------
MEDICAL LASER SYSTEMS -- 1.0%
   Candela Corp.*                                                                   126,200           1,239,284
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 0.7%
   Nektar Therapeutics* ##                                                           48,400             820,380
                                                                                                ---------------
MEDICAL-DRUGS -- 0.7%
   Prestige Brand Holdings, Inc.*                                                    71,400             879,648
                                                                                                ---------------
MEDICAL-HOSPITALS -- 1.0%
   LifePoint Hospitals, Inc.*                                                        28,800           1,259,424
                                                                                                ---------------
METAL-ALUMINUM -- 1.0%
   Century Aluminum Co.*                                                             53,500           1,202,680
                                                                                                ---------------
MOTION PICTURES & SERVICES -- 1.0%
   Lions Gate Entertainment Corp.* ##                                               126,000           1,202,040
                                                                                                ---------------
MULTIMEDIA -- 0.6%
   Gemstar -- TV Guide
    International, Inc.*                                                            235,100             695,896
                                                                                                ---------------
NON-FERROUS METALS -- 0.5%
   RTI International Metals, Inc.*                                                   15,300             602,055
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
   Forest Oil Corp.*                                                                 19,000             989,900
                                                                                                ---------------
OIL-FIELD SERVICES -- 0.8%
   Superior Energy Services, Inc.*                                                   41,600             960,544
                                                                                                ---------------
PHYSICAL PRACTICE MANAGEMENT -- 1.0%
   Pediatrix Medical Group, Inc.*                                                    16,800           1,290,576
                                                                                                ---------------
POLLUTION CONTROL -- 0.4%
   Duratek, Inc.* ##                                                                 26,800             489,904
                                                                                                ---------------
POULTRY -- 0.9%
   Gold Kist, Inc.*                                                                  56,200           1,098,710
                                                                                                ---------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.4%
   Artesyn Technologies, Inc.*                                                       96,100             893,730
   Power-One, Inc.*                                                                 155,100             859,254
                                                                                                ---------------
                                                                                                      1,752,984
                                                                                                ---------------
PRIVATE CORRECTIONS -- 1.2%
   Corrections Corp. of America*                                                     37,800           1,500,660
                                                                                                ---------------
PROPERTY/CASUALTY INSURANCE -- 3.2%
   Meadowbrook Insurance Group, Inc.*                                                81,000             453,600
   Navigators Group, Inc.*                                                           38,300           1,429,356
   Quanta Capital Holdings, Ltd.*                                                   141,500             849,000
   Tower Group, Inc.                                                                 79,300           1,199,016
                                                                                                ---------------
                                                                                                      3,930,972
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  NUMBER
                                                                                 OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.9%
   Lee Enterprises, Inc.                                                             27,100     $     1,151,208
                                                                                                ---------------
RADIO -- 1.0%
   Entercom Communications
    Corp. Cl. A*                                                                     17,900             565,461
   Radio One, Inc. Cl. D*                                                            53,200             699,580
                                                                                                ---------------
                                                                                                      1,265,041
                                                                                                ---------------
REITS-DIVERSIFIED -- 1.6%
   Capital Automotive                                                                28,300           1,095,493
   Washington Real Estate
    Investment Trust                                                                 29,300             911,523
                                                                                                ---------------
                                                                                                      2,007,016
                                                                                                ---------------
REITS-HEALTH CARE -- 0.8%
   Ventas, Inc.                                                                      31,983           1,029,853
                                                                                                ---------------
REITS-HOTELS -- 1.8%
   Ashford Hospitality Trust, Inc.                                                   94,800           1,020,048
   DiamondRock Hospitality Co. 144A#                                                101,300           1,190,275
                                                                                                ---------------
                                                                                                      2,210,323
                                                                                                ---------------
REITS-MORTGAGE -- 3.1%
   ECC Capital Corp.##                                                              227,900             742,954
   Fieldstone Investment Corp.                                                       67,100             782,386
   Jer Investors Trust, Inc. 144A#                                                   50,400             910,224
   Newcastle Investment Corp.                                                        47,600           1,328,040
                                                                                                ---------------
                                                                                                      3,763,604
                                                                                                ---------------
REITS-SHOPPING CENTERS -- 0.9%
   Equity One, Inc.                                                                  45,400           1,055,550
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 2.7%
   Charlotte Russe Holding, Inc.* ##                                                 65,300             869,796
   Charming Shoppes, Inc.*                                                          114,800           1,224,916
   Claires Stores, Inc.                                                              52,200           1,259,586
                                                                                                ---------------
                                                                                                      3,354,298
                                                                                                ---------------
RETAIL-CONVENIENCE STORE -- 1.0%
   Casey's General Stores, Inc.                                                      51,700           1,199,440
                                                                                                ---------------
RETAIL-PAWN SHOPS -- 1.2%
   Cash America International, Inc.                                                  71,000           1,473,250
                                                                                                ---------------
RETAIL-RESTAURANTS -- 0.8%
   Lone Star Steakhouse & Saloon, Inc.                                               38,800           1,008,800
                                                                                                ---------------
RUBBER-TIRES -- 1.0%
   Cooper Tire & Rubber Co.                                                          77,500           1,183,425
                                                                                                ---------------
SAVINGS & LOANS/THRIFTS-CENTRAL US -- 1.0%
   MAF Bancorp, Inc.                                                                 31,300           1,283,300
                                                                                                ---------------
SAVINGS & LOANS/THRIFTS-EASTERN US -- 2.7%
   Brookline Bancorp, Inc.                                                           79,528           1,258,133
   First Niagara Financial Group, Inc.                                              109,000           1,573,960
   Parkvale Financial Corp.                                                          17,000             463,250
                                                                                                ---------------
                                                                                                      3,295,343
                                                                                                ---------------
SCHOOLS -- 0.3%
   Concorde Career Colleges, Inc.*                                                   25,100             385,285
                                                                                                ---------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.2%
   ASE Test, Ltd.*                                                                  122,800             769,956
   Chipmos Technologies Bermuda, Ltd.*                                              110,100             759,690
                                                                                                ---------------
                                                                                                      1,529,646
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT -- 0.6%
   Mattson Technology, Inc.*                                                        100,600             755,506
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
   Comtech Telecommunications Corp.*                                                 23,650             980,765
                                                                                                ---------------
TELECOMMUNICATIONS SERVICES -- 0.3%
   Premiere Global Services, Inc.*                                                   50,600             413,908
                                                                                                ---------------
THERAPEUTICS -- 1.9%
   CV Therapeutics, Inc.*                                                            31,900     $       853,325
   Medarex, Inc.*                                                                   156,800           1,492,736
                                                                                                ---------------
                                                                                                      2,346,061
                                                                                                ---------------
TRANSPORT-MARINE -- 1.0%
   Genco Shipping & Trading, Ltd.*                                                   63,500           1,210,945
                                                                                                ---------------
TRANSPORT-RAIL -- 1.2%
   Genesee & Wyoming, Inc. Cl. A*                                                    47,950           1,520,015
                                                                                                ---------------
TRANSPORT-SERVICES -- 1.4%
   Universal Truckload Services, Inc.*                                               96,100           1,785,538
                                                                                                ---------------
TRANSPORT-TRUCK -- 0.7%
   Old Dominion Freight Line, Inc.*                                                  27,300             914,277
                                                                                                ---------------
VENTURE CAPITAL -- 1.1%
   KKR Financial Corp.*                                                              62,950           1,400,008
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $97,032,130)                                                                              113,601,249
                                                                                                ---------------

                                                                                PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 16.1%

MONEY MARKET FUNDS -- 7.9%
   Boston Global Investment Trust --
    Enhanced Sleeve, 3.730%**                                                  $  9,702,325           9,702,325
                                                                                                ---------------
TIME DEPOSIT -- 8.2%
   Wells Fargo Bank -- Grand Cayman
    3.310%, 10/01/05                                                             10,137,167          10,137,167
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $19,839,492)                                                                               19,839,492
                                                                                                ---------------
TOTAL INVESTMENTS -- 108.0%
   (Cost: $116,871,622)                                                                             133,440,741

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (8.0%)                                                                                  (9,852,443)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $   123,588,298
                                                                                                ===============

----------
*     Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
# 144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at September 30, 2005 was $2,100,499 or 1.70% of net assets.
## All or a portion of the Fund's holdings in this security was on loan as of 09/30/05.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. SMALL CAP VALUE FUND

                                                                     PERCENT OF
INDUSTRY                                                             NET ASSETS
--------                                                             ----------
Basic Materials                                                             2.4%
Communications                                                              4.3
Consumer, Cyclical                                                          9.6
Consumer, Non-cyclical                                                     10.6
Energy                                                                      2.5
Financial                                                                  26.6
Funds                                                                       4.8
Industrial                                                                 22.5%
Technology                                                                  5.1
Utilities                                                                   3.5
Short Term Investments                                                     16.1
Liabilities in excess of other assets                                      (8.0)
                                                                     ----------
NET ASSETS                                                                100.0%
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. LARGE CAP VALUE FUND

   MANAGEMENT TEAM: STEPHEN SEXAUER, Lead Portfolio Manager; MARK W. STUCKELMAN, Portfolio Manager; CHARLES HOEVELER, Investment Analyst; JOHN MAZUR, Investment Analyst; NELSON W. SHING, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Large Cap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of U.S. companies with larger market capitalizations that, in the opinion of the Investment Adviser, are undervalued relative to other market measures.

   MARKET OVERVIEW: U.S. stock prices, as measured by the S&P 500 Index, rose during the six months ended September 30, 2005. Losses in April and August were erased by gains in all other months.

   During the period, investors confronted a number of challenges, including the tragic Gulf hurricanes, surging energy prices and four interest-rate hikes from the Federal Reserve. These concerns were eclipsed by a generally favorable economic and earnings environment. In addition, investors welcomed news that China had revalued its currency higher against the U.S. dollar. A stronger yuan could reduce competition for some U.S. companies from lower-priced Chinese imports and increase sales for U.S. exporters doing business with China.

   Within the large-cap value market, the best-performing sector was energy. Utilities came in second, followed by information technology. Utilities benefited from their attractive dividend yields and one of the warmest summers on record. Information technology stocks were lifted by above-market earnings growth and brisk merger and acquisition activity. Health care underperformed, weighed down by losses in the pharmaceutical industry. Consumer discretionary stocks lagged on worries that high energy prices cut into non-essential spending.

   PERFORMANCE: The Fund's Class R shares posted a 4.40% increase during the six months ended September 30, 2005. The Russell 1000 Value Index advanced 5.62%.

   PORTFOLIO SPECIFICS: Holdings in most sectors generated positive returns for the Fund, led by energy where the average position rose nearly 20%. Versus the benchmark, the portfolio's modest underperformance was driven by stock selection among financials, particularly capital markets and insurance companies. An overweight in consumer discretionary stocks and an underweight in utilities also modestly detracted.

   On the plus side, the Fund's information technology exposures had the largest favorable impact on relative performance due to issue selection and an overweight. One of the best-performing names was Freescale Semiconductor, formerly the semiconductor products division of Motorola. The company has restructured over the past few years, resulting in significantly improved financial performance. Another area of relative strength was stock selection among industrials, where ITT Industries was a top performer. ITT has experienced solid revenue growth across its portfolio of businesses and is positioned to benefit from the reconstruction of the Gulf Coast.

   At the end of the period, the Fund remained well-diversified. All sector weights were within +/-5% of the benchmark's weights, with the exception of a 6.2% overweight in industrials.

   MARKET OUTLOOK: Equities could be negatively impacted if consumers curtail spending in the face of rising gas prices and interest rates. However, valuations remain attractive in certain sectors, such as financials, energy and, to some extent, consumer stocks after the late-summer sell-off. We continue to believe there is significant value in owning reasonably priced, very large corporations that have strong cash flows, limited debt, solid assets and a catalyst to realize their value. By identifying these types of companies for the Fund, we are confident that we will deliver strong performance over time.

U.S. LARGE CAP VALUE FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. LARGE CAP VALUE FUND CLASS R SHARES WITH THE RUSSELL 1000 VALUE INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                         SINCE
               1 YEAR              5 YEARS             INCEPTION
               14.15%               5.37%                12.35%

                     U.S. LARGE CAP VALUE FUND CLASS R SHARES                 RUSSELL 1000 VALUE INDEX
 4/30/1996                         $    250,000                                       $    250,000
 5/31/1996                         $    256,600                                       $    253,125
 6/30/1996                         $    263,800                                       $    253,328
 7/31/1996                         $    257,600                                       $    243,752
 8/31/1996                         $    264,800                                       $    250,723
 9/30/1996                         $    278,800                                       $    260,702
10/31/1996                         $    288,600                                       $    270,791
11/30/1996                         $    311,581                                       $    290,423
12/31/1996                         $    310,622                                       $    286,706
 1/31/1997                         $    327,247                                       $    300,611
 2/28/1997                         $    331,246                                       $    305,030
 3/31/1997                         $    316,936                                       $    294,049
 4/30/1997                         $    333,350                                       $    306,399
 5/31/1997                         $    358,183                                       $    323,527
 6/30/1997                         $    369,758                                       $    337,406
 7/31/1997                         $    412,900                                       $    362,779
 8/31/1997                         $    403,430                                       $    349,864
 9/30/1997                         $    428,684                                       $    370,996
10/31/1997                         $    412,269                                       $    360,645
11/30/1997                         $    425,854                                       $    376,586
12/31/1997                         $    436,586                                       $    387,582
 1/31/1998                         $    434,531                                       $    382,078
 2/28/1998                         $    469,924                                       $    407,792
 3/31/1998                         $    500,065                                       $    432,749
 4/30/1998                         $    502,805                                       $    435,648
 5/31/1998                         $    500,750                                       $    429,201
 6/30/1998                         $    511,938                                       $    434,695
 7/31/1998                         $    501,864                                       $    427,000
 8/31/1998                         $    424,288                                       $    363,463
 9/30/1998                         $    448,323                                       $    384,326
10/31/1998                         $    479,972                                       $    414,111
11/30/1998                         $    502,997                                       $    433,408
12/31/1998                         $    524,487                                       $    448,144
 1/31/1999                         $    530,983                                       $    451,729
 2/28/1999                         $    512,743                                       $    445,360
 3/31/1999                         $    522,238                                       $    454,579
 4/30/1999                         $    563,217                                       $    497,037
 5/31/1999                         $    554,721                                       $    491,569
 6/30/1999                         $    570,214                                       $    505,825
 7/31/1999                         $    558,719                                       $    491,004
 8/31/1999                         $    538,729                                       $    472,788
 9/30/1999                         $    516,741                                       $    456,240
10/31/1999                         $    546,226                                       $    482,520
11/30/1999                         $    530,983                                       $    478,756
12/31/1999                         $    570,488                                       $    481,054
 1/31/2000                         $    534,848                                       $    465,372
 2/29/2000                         $    491,679                                       $    430,795
 3/31/2000                         $    545,641                                       $    483,352
 4/30/2000                         $    545,641                                       $    477,745
 5/31/2000                         $    544,637                                       $    482,761
 6/30/2000                         $    520,291                                       $    460,699
 7/31/2000                         $    538,362                                       $    466,458
 8/31/2000                         $    568,229                                       $    492,393
 9/30/2000                         $    576,512                                       $    496,923
10/31/2000                         $    605,626                                       $    509,147
11/30/2000                         $    581,409                                       $    490,258
12/31/2000                         $    613,498                                       $    514,819
 1/31/2001                         $    622,847                                       $    516,827
 2/28/2001                         $    609,456                                       $    502,459
 3/31/2001                         $    591,010                                       $    484,723
 4/30/2001                         $    624,616                                       $    508,474
 5/31/2001                         $    644,830                                       $    519,915
 6/30/2001                         $    634,471                                       $    508,373
 7/31/2001                         $    634,471                                       $    507,305
 8/31/2001                         $    604,149                                       $    486,962
 9/30/2001                         $    556,141                                       $    452,680
10/31/2001                         $    553,361                                       $    448,787
11/30/2001                         $    593,537                                       $    474,861
12/31/2001                         $    605,624                                       $    486,068
 1/31/2002                         $    593,023                                       $    482,325
 2/28/2002                         $    597,394                                       $    483,097
 3/31/2002                         $    627,226                                       $    505,948
 4/30/2002                         $    602,538                                       $    488,594
 5/31/2002                         $    609,224                                       $    491,037
 6/30/2002                         $    563,963                                       $    462,851
 7/31/2002                         $    508,672                                       $    419,806
 8/31/2002                         $    506,101                                       $    422,954
 9/30/2002                         $    443,095                                       $    375,922
10/31/2002                         $    485,270                                       $    403,778
11/30/2002                         $    516,011                                       $    429,216
12/31/2002                         $    494,131                                       $    410,588
 1/31/2003                         $    486,577                                       $    400,652
 2/28/2003                         $    473,813                                       $    389,954
 3/31/2003                         $    473,032                                       $    390,617
 4/30/2003                         $    510,801                                       $    424,991
 5/31/2003                         $    543,101                                       $    452,446
 6/30/2003                         $    549,092                                       $    458,101
 7/31/2003                         $    557,167                                       $    464,927
 8/31/2003                         $    560,293                                       $    472,180
 9/30/2003                         $    556,646                                       $    467,553
10/31/2003                         $    591,290                                       $    496,167
11/30/2003                         $    592,708                                       $    502,915
12/31/2003                         $    628,404                                       $    533,894
 1/31/2004                         $    641,191                                       $    543,291
 2/29/2004                         $    654,510                                       $    554,917
 3/31/2004                         $    648,383                                       $    550,034
 4/30/2004                         $    637,728                                       $    536,613
 5/31/2004                         $    645,187                                       $    542,087
 6/30/2004                         $    654,510                                       $    554,880
 7/31/2004                         $    641,723                                       $    547,056
 8/30/2004                         $    641,457                                       $    554,824
 9/30/2004                         $    656,108                                       $    563,424
10/31/2004                         $    664,835                                       $    572,777
11/30/2004                         $    697,345                                       $    601,702
12/31/2004                         $    714,290                                       $    621,859
 1/31/2005                         $    706,219                                       $    610,852
 2/28/2005                         $    732,067                                       $    631,071
 3/31/2005                         $    718,377                                       $    622,426
 4/30/2005                         $    703,578                                       $    611,284
 5/31/2005                         $    721,309                                       $    626,016
 6/30/2005                         $    729,892                                       $    632,902
 7/31/2005                         $    756,533                                       $    651,193
 8/31/2005                         $    750,103                                       $    648,328
 9/30/2005                         $    750,928                                       $    657,405

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 1000 Value Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I shares have no sales charge or distribution fee, but have a shareholder service fee of up to .25% of their average daily net assets. Class R shares have distribution and shareholder services fees up to ..25% of their average daily net assets. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee prior to the adoption of the shareholder services plan in 2003 or distribution fees applicable to Class R Shares, which would have made returns slightly lower. The Fund's Class I Shares calculate their performance based upon the historical performance of a corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds). Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. LARGE CAP VALUE FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.2%

AEROSPACE/DEFENSE -- 0.9%
   Raytheon Co.                                                                       5,000     $       190,100
                                                                                                ---------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.1%
   United Technologies Corp.                                                          4,500             233,280
                                                                                                ---------------
APPLICATIONS SOFTWARE -- 3.2%
   Microsoft Corp.                                                                   27,500             707,575
                                                                                                ---------------
BEVERAGES-NON-ALCOHOLIC -- 1.2%
   PepsiCo, Inc.                                                                      4,500             255,195
                                                                                                ---------------
CABLE TV -- 1.7%
   Comcast Corp. Cl. A*                                                              12,500             367,250
                                                                                                ---------------
COMMERCIAL BANKS-EASTERN US -- 3.3%
   North Fork Bancorporation                                                         28,750             733,125
                                                                                                ---------------
COMPUTERS -- 1.5%
   International Business Machines Corp.                                              4,000             320,880
                                                                                                ---------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.9%
   Fortune Brands, Inc.                                                               2,400             195,192
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 10.7%
   General Electric Co.                                                              22,400             754,208
   ITT Industries, Inc.                                                               8,000             908,800
   Textron, Inc.                                                                      9,700             695,684
                                                                                                ---------------
                                                                                                      2,358,692
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 2.5%
   Exelon Corp.                                                                      10,300             550,432
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.4%
   Freescale Semiconductor Cl. B*                                                    21,940             517,346
                                                                                                ---------------
FIDUCIARY BANKS -- 1.1%
   Bank of New York Co., Inc.                                                         8,500             249,985
                                                                                                ---------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 4.2%
   Morgan Stanley Dean Witter & Co.                                                  17,300             933,162
                                                                                                ---------------
FINANCE-MORTGAGE LOAN/BANKER -- 2.5%
   Countrywide Credit Industries, Inc.                                               16,400             540,872
                                                                                                ---------------
FINANCIAL GUARANTEE INSURANCE -- 3.0%
   Ambac Financial Group, Inc.                                                        9,300             670,158
                                                                                                ---------------
INDUSTRIAL GASES -- 1.9%
   Praxair, Inc.                                                                      8,500             407,405
                                                                                                ---------------
MEDICAL-DRUGS -- 3.0%
   Abbott Laboratories                                                                7,500             318,000
   Pfizer, Inc.                                                                      14,100             352,077
                                                                                                ---------------
                                                                                                        670,077
                                                                                                ---------------
MEDICAL-HMO -- 2.5%
   Wellpoint, Inc.*                                                                   7,200             545,904
                                                                                                ---------------
MULTI-LINE INSURANCE -- 6.1%
   Allstate Corp.                                                                     6,600             364,914
   American International Group, Inc.                                                15,600             966,576
                                                                                                ---------------
                                                                                                      1,331,490
                                                                                                ---------------
MULTIMEDIA -- 3.9%
   Time Warner, Inc.                                                                 35,700             646,527
   Walt Disney Co.                                                                    9,000             217,170
                                                                                                ---------------
                                                                                                        863,697
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.3%
   Apache Corp.                                                                       9,750             733,395
                                                                                                ---------------
OIL COMPANIES-INTEGRATED -- 12.7%
   Chevrontexaco Corp.                                                                7,000             453,110
   ConocoPhillips                                                                    14,220             994,120
   Exxon Mobil Corp.                                                                 14,000             889,560
   Marathon Oil Corp.                                                                 6,600             454,938
                                                                                                ---------------
                                                                                                      2,791,728
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 2.5%
   Gap, Inc.                                                                         31,900     $       556,017
                                                                                                ---------------
RETAIL-REGIONAL DEPARTMENT STORES -- 4.1%
   Federated Department Stores, Inc.                                                 13,500             902,745
                                                                                                ---------------
SAVINGS & LOANS/THRIFTS-WESTERN US -- 4.0%
   Washington Mutual, Inc.                                                           22,400             878,528
                                                                                                ---------------
STEEL-PRODUCERS -- 2.2%
   United States Steel Corp.                                                         11,500             487,025
                                                                                                ---------------
SUPER-REGIONAL BANKS-US -- 8.0%
   Bank of America Corp.                                                             12,912             543,595
   US Bancorp                                                                        19,200             539,136
   Wells Fargo & Co.                                                                 11,700             685,269
                                                                                                ---------------
                                                                                                      1,768,000
                                                                                                ---------------
TELEPHONE-INTEGRATED -- 2.8%
   Sprint Corp.                                                                      18,200             432,796
   Verizon Communications, Inc.                                                       5,800             189,602
                                                                                                ---------------
                                                                                                        622,398
                                                                                                ---------------
TOBACCO -- 2.0%
   Altria Group, Inc.                                                                 6,100             449,631
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $17,566,296)                                                                               21,831,284
                                                                                                ---------------

                                                                                PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.7%

TIME DEPOSIT -- 0.7%
   HSBC Bank USA -- Grand Cayman
    3.310%, 10/01/05
    (Cost: $156,602)                                                           $    156,602             156,602
                                                                                                ---------------
TOTAL INVESTMENTS -- 99.9%
   (Cost: $17,722,898)                                                                               21,987,886
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.1%                                                                                   25,859
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $    22,013,745
                                                                                                ===============

----------
* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. LARGE CAP VALUE FUND

                                                                     PERCENT OF
INDUSTRY                                                             NET ASSETS
--------                                                             ----------
Basic Materials                                                             4.1%
Communications                                                              8.4
Consumer, Cyclical                                                          6.6
Consumer, Non-cyclical                                                      9.6
Energy                                                                     16.0
Financial                                                                  32.3
Industrial                                                                 12.7
Technology                                                                  7.0%
Utilities                                                                   2.5
Short Term Investments                                                      0.7
Other assets in excess of liabilities                                       0.1
                                                                     ----------
NET ASSETS                                                                100.0%
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

   MANAGEMENT TEAM: DAVID J. PAVAN, CFA, Portfolio Manager; STACEY R. NUTT, PH.D., Portfolio Manager; ZHUANXIN DING, PH.D., Investment Analyst; JANE EDMONSON, Investment Analyst; FRANK FENG, PH.D., Investment Analyst; JAMES LI, PH.D., CFA, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Systematic Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large U.S. companies with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index at time of purchase.

   MARKET OVERVIEW: Following a weak start to 2005, the U.S. stock market registered a solid increase from April 1 through September 30, 2005. Equity prices climbed higher amid:

   - Surprisingly strong corporate earnings and expectations for continued healthy profits

   - Steady expansion in the U.S. economy, with the second quarter being the ninth consecutive quarter of annualized GDP growth over 3%

   - China's revaluation of the yuan, which was viewed as a first step toward reducing the country's massive trade surpluses

   A number of factors limited the market's gains, most notably skyrocketing energy prices and rising interest rates. The price of oil reached $70 a barrel as Hurricane Katrina approached land, and natural gas prices also set records in the aftermath of the two Gulf storms. In addition, the Federal Reserve continued increasing short-term interest rates, hiking the target funds rate a total of 1% in four 0.25% increments. At its September 20 meeting, the Fed said that more measured rate increases were likely in the coming months to keep inflation under control.

   PERFORMANCE: During the six months ended September 30, 2005, the Fund's Class R shares registered a 4.20% gain. The Russell 1000 Growth Index rose 6.57%.

   PORTFOLIO SPECIFICS: The Fund posted a solid gain but trailed its benchmark this period. Stock selection in the consumer discretionary sector had the largest negative impact on relative results. Other areas of relative weakness included issue selection among information technology, financial and energy companies. However, an overweight in energy more than offset the unfavorable effect of stock selection in the group.

   Issue selection in the health care sector added the most value relative to the benchmark. Top-performing stocks included Humana, a provider of health insurance, and Amgen, a biotechnology firm. Humana benefited from strong enrollment and earnings growth in its Medicare business. Amgen reported better-than-expected earnings driven by impressive sales gains across all product lines. Issue selection was also positive in the consumer staples and utilities sectors. TXU Corporation, an electric utility, was a notable performer on expectations that regulators would continue to approve increases in the rates it charges its customers.

   As a result of our stock-by-stock investment decisions, the Fund's exposure to consumer staples companies decreased by 5.3% during the period. There were no other significant changes to sector weightings, and holdings remained broadly diversified as of September 30, 2005.

   MARKET OUTLOOK: Our process evaluates investment opportunities on a relative basis and is required to remain fully invested. As such, the process neither utilizes nor results in a forecast or outlook on the overall market, but expects to perform equally well versus the Russell 1000 Growth Index in both up and down markets.

   By applying our disciplined, bottom-up approach in all investment environments, we believe the Fund will generate consistently strong returns over time.

U.S. SYSTEMATIC LARGE CAP GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. SYSTEMATIC LARGE CAP GROWTH FUND CLASS R SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                                      SINCE
                    1 YEAR           5 YEARS        INCEPTION
                    ------           -------        ---------
                    11.64%           - 18.74%         6.41%

                  U.S. SYSTEMATIC LARGE CAP GROWTH FUND CLASS R SHARES    RUSSELL 1000 GROWTH INDEX
12/27/1996                              $   250,000                                $   250,000
12/31/1996                              $   247,420                                $   246,185
 1/31/1997                              $   272,446                                $   263,452
 2/28/1997                              $   267,802                                $   261,669
 3/31/1997                              $   260,062                                $   247,507
 4/30/1997                              $   269,866                                $   263,941
 5/31/1997                              $   300,052                                $   282,990
 6/30/1997                              $   311,146                                $   294,315
 7/31/1997                              $   349,845                                $   320,345
 8/31/1997                              $   341,847                                $   301,595
 9/30/1997                              $   359,133                                $   316,436
10/31/1997                              $   358,617                                $   304,741
11/30/1997                              $   354,231                                $   317,683
12/31/1997                              $   360,423                                $   321,241
 1/31/1998                              $   365,583                                $   330,846
 2/28/1998                              $   399,123                                $   355,733
 3/31/1998                              $   423,633                                $   369,912
 4/30/1998                              $   437,049                                $   375,032
 5/31/1998                              $   425,955                                $   364,388
 6/30/1998                              $   456,656                                $   386,707
 7/31/1998                              $   446,852                                $   384,147
 8/31/1998                              $   372,291                                $   326,494
 9/30/1998                              $   418,473                                $   351,576
10/31/1998                              $   449,690                                $   379,832
11/30/1998                              $   492,518                                $   408,726
12/31/1998                              $   577,915                                $   445,580
 1/31/1999                              $   642,931                                $   471,745
 2/28/1999                              $   629,257                                $   450,195
 3/31/1999                              $   694,014                                $   473,907
 4/30/1999                              $   730,134                                $   474,514
 5/31/1999                              $   735,294                                $   459,932
 6/30/1999                              $   766,254                                $   492,146
 7/31/1999                              $   755,934                                $   476,505
 8/31/1999                              $   751,290                                $   484,291
 9/30/1999                              $   765,480                                $   474,116
10/31/1999                              $   820,691                                $   509,922
11/30/1999                              $   915,119                                $   537,432
12/31/1999                              $ 1,131,321                                $   593,330
 1/31/2000                              $ 1,082,301                                $   565,509
 2/29/2000                              $ 1,240,196                                $   593,157
 3/31/2000                              $ 1,283,282                                $   635,615
 4/30/2000                              $ 1,184,727                                $   605,372
 5/31/2000                              $ 1,109,133                                $   574,886
 6/30/2000                              $ 1,226,006                                $   618,456
 7/31/2000                              $ 1,171,569                                $   592,673
 8/31/2000                              $ 1,324,045                                $   646,334
 9/30/2000                              $ 1,208,978                                $   585,197
10/31/2000                              $ 1,085,139                                $   557,505
11/30/2000                              $   876,102                                $   475,324
12/31/2000                              $   858,016                                $   460,284
 1/31/2001                              $   836,207                                $   492,085
 2/28/2001                              $   692,052                                $   408,544
 3/31/2001                              $   598,962                                $   364,086
 4/30/2001                              $   676,625                                $   410,132
 5/31/2001                              $   646,305                                $   404,095
 6/30/2001                              $   613,857                                $   394,736
 7/31/2001                              $   578,483                                $   384,872
 8/31/2001                              $   513,054                                $   353,389
 9/30/2001                              $   429,540                                $   318,121
10/31/2001                              $   453,309                                $   334,822
11/30/2001                              $   508,669                                $   366,999
12/31/2001                              $   505,727                                $   366,302
 1/31/2002                              $   486,204                                $   359,818
 2/28/2002                              $   454,913                                $   344,886
 3/31/2002                              $   480,320                                $   356,819
 4/30/2002                              $   452,239                                $   327,702
 5/31/2002                              $   438,867                                $   319,772
 6/30/2002                              $   390,728                                $   290,193
 7/31/2002                              $   359,973                                $   274,232
 8/31/2002                              $   361,577                                $   275,055
 9/30/2002                              $   338,310                                $   246,532
10/31/2002                              $   356,496                                $   269,139
11/30/2002                              $   369,868                                $   283,753
12/31/2002                              $   334,031                                $   264,146
 1/31/2003                              $   327,345                                $   257,727
 2/28/2003                              $   326,008                                $   256,541
 3/31/2003                              $   337,240                                $   261,313
 4/30/2003                              $   358,635                                $   280,650
 5/31/2003                              $   368,798                                $   294,655
 6/30/2003                              $   372,810                                $   298,721
 7/31/2003                              $   383,507                                $   306,159
 8/31/2003                              $   392,600                                $   313,782
 9/30/2003                              $   381,903                                $   310,425
10/31/2003                              $   399,821                                $   327,871
11/30/2003                              $   404,368                                $   331,281
12/31/2003                              $   403,565                                $   342,743
 1/31/2004                              $   414,263                                $   349,735
 2/29/2004                              $   411,053                                $   351,973
 3/31/2004                              $   398,484                                $   345,427
 4/30/2004                              $   389,391                                $   341,420
 5/31/2004                              $   399,286                                $   347,770
 6/30/2004                              $   408,112                                $   352,152
 7/31/2004                              $   386,182                                $   332,255
 8/30/2004                              $   381,100                                $   330,627
 9/30/2004                              $   385,914                                $   333,768
10/31/2004                              $   390,931                                $   338,975
11/30/2004                              $   414,192                                $   350,636
12/31/2004                              $   425,002                                $   364,381
 1/31/2005                              $   410,467                                $   352,247
 2/28/2005                              $   418,922                                $   355,981
 3/31/2005                              $   413,895                                $   349,502
 4/30/2005                              $   396,181                                $   342,861
 5/31/2005                              $   416,505                                $   359,421
 6/30/2005                              $   416,755                                $   358,092
 7/31/2005                              $   434,717                                $   375,602
 8/31/2005                              $   427,066                                $   370,757
 9/30/2005                              $   431,806                                $   372,462

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I shares have no sales charge or distribution fee, but have a shareholder service fee of up to .25% of their average daily net assets. Class R Shares have distribution and shareholder services fees up to ..25% of their daily net assets. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee prior to the adoption of the shareholder services plan in 2003 and distribution fees applicable to Class R Shares which would have made returns slightly lower. The Fund's Class I Shares calculate their performance based upon the historical performance of a corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. It is a large-cap, market-oriented index and is highly correlated with the S&P 500 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

                                                                                 NUMBER
                                                                                OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.0%

AEROSPACE/DEFENSE -- 4.0%
   Boeing Co.                                                                         1,500     $       101,925
   Lockheed Martin Corp.                                                              3,000             183,120
   Raytheon Co.                                                                       3,000             114,060
                                                                                                ---------------
                                                                                                        399,105
                                                                                                ---------------
AGRICULTURAL OPERATIONS -- 3.2%
   Archer-Daniels-Midland Co.                                                         7,200             177,552
   Monsanto Co.                                                                       2,200             138,050
                                                                                                ---------------
                                                                                                        315,602
                                                                                                ---------------
APPAREL MANUFACTURERS -- 1.0%
   VF Corp.                                                                           1,800             104,346
                                                                                                ---------------
APPLICATIONS SOFTWARE -- 1.1%
   Microsoft Corp.                                                                    4,300             110,639
                                                                                                ---------------
BEVERAGES-NON-ALCOHOLIC -- 1.1%
   Coca-Cola Enterprises                                                              5,600             109,200
                                                                                                ---------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.3%
   KB Home                                                                            1,800             131,760
                                                                                                ---------------
CHEMICALS-DIVERSIFIED -- 0.7%
   PPG Industries, Inc.                                                               1,100              65,109
                                                                                                ---------------
CHEMICALS-SPECIALTY -- 1.1%
   Eastman Chemical Co.                                                               2,300             108,031
                                                                                                ---------------
COMPUTER AIDED DESIGN -- 1.6%
   Autodesk, Inc.                                                                     3,400             157,896
                                                                                                ---------------
COMPUTER SERVICES -- 2.1%
   Computer Sciences Corp.*                                                           2,700             127,737
   Electronic Data Systems Corp.                                                      3,800              85,272
                                                                                                ---------------
                                                                                                        213,009
                                                                                                ---------------
COMPUTERS -- 6.7%
   Apple Computer, Inc.*                                                              2,500             134,025
   Dell, Inc.*                                                                        7,600             259,920
   International Business Machines Corp.                                              3,400             272,748
                                                                                                ---------------
                                                                                                        666,693
                                                                                                ---------------
COMPUTERS-MEMORY DEVICES -- 0.8%
   EMC Corp.*                                                                         6,000              77,640
                                                                                                ---------------
COSMETICS & TOILETRIES -- 0.6%
   The Gillette Co.                                                                   1,000              58,200
                                                                                                ---------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.8%
   General Electric Co.                                                               8,300             279,461
                                                                                                ---------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 1.2%
   Cendant Corp.                                                                      5,800             119,712
                                                                                                ---------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.5%
   Emerson Electric Co.                                                               2,100             150,780
                                                                                                ---------------
ELECTRIC-INTEGRATED -- 2.2%
   TXU Corp.                                                                          1,900             214,472
                                                                                                ---------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 8.5%
   Broadcom Corp. Cl. A*                                                              1,200              56,292
   Intel Corp.                                                                       16,700             411,655
   LSI Logic Corp.*                                                                  11,100             109,335
   National Semiconductor Corp.                                                       4,700             123,610
   Nvidia Corp.*                                                                      2,500              85,700
   Texas Instuments, Inc.                                                             1,800              61,020
                                                                                                ---------------
                                                                                                        847,612
                                                                                                ---------------
ENTERPRISE SOFTWARE/SERVICES -- 1.9%
   Oracle Corp.*                                                                     15,600             193,284
                                                                                                ---------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.6%
   Kraft Foods, Inc. Cl. A                                                            1,900              58,121
                                                                                                ---------------
FOOD-RETAIL -- 0.5%
   Whole Foods Market, Inc.                                                             400              53,780
                                                                                                ---------------
HEALTH CARE COST CONTAINMENT -- 1.6%
   McKesson Corp.                                                                     3,400     $       161,330
                                                                                                ---------------
HOME DECORATION PRODUCTS -- 1.0%
   Newell Rubbermaid, Inc.                                                            4,500             101,925
                                                                                                ---------------
INTERNET SECURITY -- 1.2%
   CheckFree Corp.*                                                                   1,900              71,858
   VeriSign, Inc.*                                                                    2,400              51,288
                                                                                                ---------------
                                                                                                        123,146
                                                                                                ---------------
MEDICAL INSTRUMENTS -- 0.6%
   Guidant Corp.                                                                        900              62,001
                                                                                                ---------------
MEDICAL LABS&TESTING SERVICES -- 0.7%
   Covance, Inc.*                                                                     1,500              71,985
                                                                                                ---------------
MEDICAL PRODUCTS -- 3.9%
   Becton Dickinson & Co.                                                             2,300             120,589
   Johnson & Johnson                                                                  4,200             265,776
                                                                                                ---------------
                                                                                                        386,365
                                                                                                ---------------
MEDICAL-BIOMEDICAL/GENETICS -- 2.6%
   Amgen, Inc.*                                                                       3,300             262,911
                                                                                                ---------------
MEDICAL-DRUGS -- 2.1%
   Abbott Laboratories                                                                2,300              97,520
   Kos Pharmaceuticals, Inc.*                                                         1,700             113,781
                                                                                                ---------------
                                                                                                        211,301
                                                                                                ---------------
MEDICAL-HMO -- 7.6%
   Aetna, Inc.                                                                        2,200             189,508
   Humana, Inc.*                                                                      3,300             158,004
   UnitedHealth Group, Inc.                                                           5,300             297,860
   Wellpoint, Inc.*                                                                   1,500             113,730
                                                                                                ---------------
                                                                                                        759,102
                                                                                                ---------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.8%
   Cardinal Health, Inc.                                                              1,200              76,128
                                                                                                ---------------
MULTI-LINE INSURANCE -- 1.3%
   Ace, Ltd.                                                                          2,700             127,089
                                                                                                ---------------
MULTIMEDIA -- 3.0%
   Viacom, Inc. Cl. B                                                                 4,100             135,341
   Walt Disney Co.                                                                    6,700             161,671
                                                                                                ---------------
                                                                                                        297,012
                                                                                                ---------------
NETWORKING PRODUCTS -- 1.2%
   Cisco Systems, Inc.*                                                               6,700             120,131
                                                                                                ---------------
OIL & GAS DRILLING -- 5.9%
   Diamond Offshore Drilling                                                          3,600             220,500
   Helmerich & Payne                                                                  1,600              96,624
   Pride International, Inc.*                                                         5,100             145,401
   Transocean Sedco Forex, Inc.*                                                      2,000             122,620
                                                                                                ---------------
                                                                                                        585,145
                                                                                                ---------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.4%
   Devon Energy Corp.                                                                 2,000             137,280
                                                                                                ---------------
OIL COMPANIES-INTEGRATED -- 1.3%
   ConocoPhillips                                                                     1,800             125,838
                                                                                                ---------------
OPTICAL SUPPLIES -- 0.5%
   Alcon, Inc.                                                                          400              51,152
                                                                                                ---------------
PAPER & RELATED PRODUCTS -- 1.1%
   Georgia-Pacific Corp.                                                              3,100             105,586
                                                                                                ---------------
PROPERTY/CASUALTY INSURANCE -- 0.9%
   Chubb Corp.                                                                        1,000              89,550
                                                                                                ---------------
RADIO -- 0.4%
   Sirius Satellite Radio, Inc.*                                                      6,700              43,885
                                                                                                ---------------
RETAIL-APPAREL/SHOE -- 1.8%
   American Eagle Outfitters, Inc.                                                    2,900              68,237
   Gap, Inc.                                                                          6,600             115,038
                                                                                                ---------------
                                                                                                        183,275
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 NUMBER
                                                                                OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)

RETAIL-AUTO PARTS -- 1.2%
   Advanced Auto Parts, Inc.*                                                         3,000     $       116,040
                                                                                                ---------------
RETAIL-DISCOUNT -- 1.4%
   Target Corp.                                                                       2,700             140,211
                                                                                                ---------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.0%
   Federated Department Stores, Inc.                                                  1,500             100,305
                                                                                                ---------------
RETAIL-RESTAURANTS -- 0.8%
   Darden Restaurants, Inc.                                                           2,700              81,999
                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 1.9%
   Corning, Inc.*                                                                     9,600             185,568
                                                                                                ---------------
TELEPHONE-INTEGRATED -- 1.0%
   Verizon Communications, Inc.                                                       3,100             101,339
                                                                                                ---------------
TRANSPORT-RAIL -- 3.2%
   Burlington Northern Santa Fe Corp.                                                 2,600             155,480
   CSX Corp.                                                                          3,400             158,032
                                                                                                ---------------
                                                                                                        313,512
                                                                                                ---------------
TRANSPORT-SERVICES -- 1.0%
   Laidlaw International Inc.                                                         4,000              96,680
                                                                                                ---------------
TRANSPORT-TRUCK -- 1.5%
   CNF, Inc.                                                                          2,800             147,000
                                                                                                ---------------
WIRELESS EQUIPMENT -- 0.6%
   Motorola, Inc.                                                                     2,500              55,225
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $8,754,393)                                                                                 9,854,468
                                                                                                ---------------

                                                                                PRINCIPAL
                                                                                  AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.5%

TIME DEPOSIT -- 0.5%
   Brown Brothers Harriman & Co.
    3.310%, 10/01/05
    (Cost: $53,094)                                                            $     53,094     $        53,094
                                                                                                ---------------
TOTAL INVESTMENTS -- 99.5%
   (Cost: $8,807,487)                                                                                 9,907,562
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.5%                                                                                   51,110
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $     9,958,672
                                                                                                ===============

----------
* Non-income producing securities

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                                     PERCENT OF
INDUSTRY                                                             NET ASSETS
--------                                                             ----------
Basic Materials                                                             2.8%
Communications                                                              9.3
Consumer, Cyclical                                                          9.6
Consumer, Non-cyclical                                                     27.7
Energy                                                                      8.5
Financial                                                                   2.2
Industrial                                                                 13.9%
Technology                                                                 22.8
Utilities                                                                   2.2
Short Term Investments                                                      0.5
Other assets in excess of liabilities                                       0.5
                                                                     ----------
NET ASSETS                                                                100.0%
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL GROWTH FUND

   MANAGEMENT TEAM: HORACIO A. VALEIRAS, CFA, Lead Portfolio Manager and Chief Investment Officer; LINDA BA, Portfolio Manager; JASON CAMPBELL, Investment Analyst; JAMES FERNANDES, CFA, CPA, Investment Analyst; MICHAEL J. FREDERICKS, Investment Analyst; FLORA KIM, Investment Analyst; PASHA MISSAGHI, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; SCOTT R. WILLIAMS, Investment Analyst

   GOAL: The International Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

   MARKET OVERVIEW: During the six months ended September 30, 2005, stock markets in developed non-U.S. countries generated impressive returns. After a loss in April, the MSCI EAFE Index posted five consecutive months of gains. The U.S. dollar strengthened against both the euro and the yen.

   A number of challenges were unable to keep investors on the sidelines this period, including rising oil prices, the London bombings and the rejection of the new European Union constitution by French and Dutch voters. Instead, the focus was on:

   - Positive developments in Japan, including a political mandate for reform and second-quarter GDP growth of 3.3%, annualized

   - Strong corporate profits and healthy balance sheets in Europe that sparked an increase in mergers and acquisitions

   - China's announcement that it would revalue the yuan by pegging the Chinese currency to a basket of currencies rather than the U.S. dollar

   This period's gains were widespread across countries and sectors. Among the larger markets, stocks in Japan outperformed, while U.K. equities lagged amid sluggishness in the economy. By style, growth outperformed value, signaling a potential reversal in several years of value stock leadership.

   PERFORMANCE: During the six-month period ended September 30, 2005, the Fund's Class R shares rose 13.13%. This compared favorably to the MSCI EAFE Index, which increased 9.61%.

   PORTFOLIO SPECIFICS: The Fund's outperformance was largely driven by stock selection in Japan and the financials sector. The list of the portfolio's best-performing stocks included Nomura Holdings, a brokerage firm, and Mitsubishi UFJ Financial (MUFJ), the outcome of the merger of MTFG with UFJ to form the world's largest bank in terms of assets. Nomura benefited from renewed interest in the Japanese stock market. MUFJ advanced on data that showed loan growth in Japan was on the verge of being positive for the first time since the central bank began tracking the data in 1998.

   Other notable sources of relative strength were issue selection in China, Germany and the consumer discretionary and telecommunication services sectors. Top performers in these areas included China-based Foxconn International, a maker of communications equipment, and Canada-based Rogers Communications, a diversified media and telecommunications company. On the negative side, stock selection in France and among industrials hurt relative returns.

   As a result of our bottom-up investment decisions, the Fund's largest overweights at period-end were in emerging Asia and the telecommunication services sector. The largest underweights were in developed European countries and financials.

   MARKET OUTLOOK: The global economic recovery that began in 2002 should continue into 2006, albeit at a slower pace due to high energy prices. As we move into a more mature phase of the economic expansion, we believe investors will begin to differentiate between growth and value stocks. Higher-quality growth companies that generate strong cash flows should recapture the premium valuations they have historically commanded. This type of environment bodes well for the Fund, as our stock selection process is focused on identifying and investing in these types of companies.

INTERNATIONAL GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL GROWTH FUND CLASS R SHARES WITH THE MSCI EAFE INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/05

                                      SINCE
1 YEAR            5 YEARS           INCEPTION
29.89%            - 1.75%             8.66%

                        INTERNATIONAL GROWTH FUND CLASS R SHARES                 MSCI EAFE INDEX
12/27/1996                             $  250,000                                   $  250,000
12/31/1996                             $  252,400                                   $  249,475
 1/31/1997                             $  274,600                                   $  240,744
 2/28/1997                             $  277,200                                   $  244,682
 3/31/1997                             $  282,600                                   $  245,568
 4/30/1997                             $  286,600                                   $  246,871
 5/31/1997                             $  313,200                                   $  262,935
 6/30/1997                             $  331,200                                   $  277,436
 7/31/1997                             $  352,400                                   $  281,924
 8/31/1997                             $  334,000                                   $  260,869
 9/30/1997                             $  358,600                                   $  275,482
10/31/1997                             $  328,800                                   $  254,307
11/30/1997                             $  325,131                                   $  251,715
12/31/1997                             $  329,722                                   $  253,910
 1/31/1998                             $  341,826                                   $  265,523
 2/28/1998                             $  365,199                                   $  282,560
 3/31/1998                             $  386,902                                   $  291,261
 4/30/1998                             $  398,171                                   $  293,566
 5/31/1998                             $  407,979                                   $  292,141
 6/30/1998                             $  412,779                                   $  294,353
 7/31/1998                             $  431,143                                   $  297,337
 8/31/1998                             $  369,373                                   $  260,500
 9/30/1998                             $  351,843                                   $  252,514
10/31/1998                             $  358,312                                   $  278,836
11/30/1998                             $  379,862                                   $  293,121
12/31/1998                             $  400,734                                   $  304,685
 1/31/1999                             $  416,179                                   $  303,785
 2/28/1999                             $  399,064                                   $  296,545
 3/31/1999                             $  411,796                                   $  308,923
 4/30/1999                             $  426,823                                   $  321,440
 5/31/1999                             $  410,543                                   $  304,887
 6/30/1999                             $  442,894                                   $  316,773
 7/31/1999                             $  457,087                                   $  326,189
 8/31/1999                             $  464,183                                   $  327,380
 9/30/1999                             $  471,071                                   $  330,675
10/31/1999                             $  501,961                                   $  343,061
11/30/1999                             $  566,871                                   $  354,981
12/31/1999                             $  676,523                                   $  386,841
 1/31/2000                             $  628,304                                   $  362,261
 2/29/2000                             $  704,494                                   $  372,013
 3/31/2000                             $  664,625                                   $  386,434
 4/30/2000                             $  609,727                                   $  366,099
 5/31/2000                             $  577,163                                   $  357,157
 6/30/2000                             $  608,057                                   $  371,125
 7/31/2000                             $  581,129                                   $  355,566
 8/31/2000                             $  604,299                                   $  358,652
 9/30/2000                             $  565,265                                   $  341,189
10/31/2000                             $  529,362                                   $  333,129
11/30/2000                             $  503,190                                   $  320,637
12/31/2000                             $  519,379                                   $  332,033
 1/31/2001                             $  503,412                                   $  331,862
 2/28/2001                             $  461,054                                   $  306,983
 3/31/2001                             $  424,241                                   $  286,519
 4/30/2001                             $  453,736                                   $  306,430
 5/31/2001                             $  439,099                                   $  295,615
 6/30/2001                             $  421,136                                   $  283,526
 7/31/2001                             $  410,935                                   $  278,367
 8/31/2001                             $  393,859                                   $  271,324
 9/30/2001                             $  362,368                                   $  243,839
10/31/2001                             $  361,924                                   $  250,081
11/30/2001                             $  369,021                                   $  259,309
12/31/2001                             $  373,234                                   $  260,839
 1/31/2002                             $  356,602                                   $  246,989
 2/28/2002                             $  358,819                                   $  248,718
 3/31/2002                             $  378,557                                   $  262,173
 4/30/2002                             $  376,561                                   $  263,904
 5/31/2002                             $  376,117                                   $  267,255
 6/30/2002                             $  363,255                                   $  256,618
 7/31/2002                             $  328,881                                   $  231,290
 8/31/2002                             $  325,554                                   $  230,758
 9/30/2002                             $  294,285                                   $  205,975
10/31/2002                             $  304,265                                   $  217,036
11/30/2002                             $  312,692                                   $  226,889
12/31/2002                             $  300,716                                   $  219,266
 1/31/2003                             $  290,072                                   $  210,122
 2/28/2003                             $  285,858                                   $  205,310
 3/31/2003                             $  282,088                                   $  201,430
 4/30/2003                             $  306,926                                   $  221,412
 5/31/2003                             $  326,220                                   $  235,029
 6/30/2003                             $  331,764                                   $  240,834
 7/31/2003                             $  335,977                                   $  246,710
 8/31/2003                             $  349,062                                   $  252,705
 9/30/2003                             $  348,840                                   $  260,539
10/31/2003                             $  373,900                                   $  276,797
11/30/2003                             $  376,888                                   $  282,997
12/31/2003                             $  401,068                                   $  305,127
 1/31/2004                             $  410,384                                   $  309,460
 2/29/2004                             $  415,487                                   $  316,671
 3/31/2004                             $  419,479                                   $  318,571
 4/30/2004                             $  403,730                                   $  311,626
 5/31/2004                             $  403,508                                   $  312,966
 6/30/2004                             $  408,166                                   $  319,945
 7/31/2004                             $  386,649                                   $  309,611
 8/30/2004                             $  387,536                                   $  311,035
 9/30/2004                             $  398,406                                   $  319,215
10/31/2004                             $  412,669                                   $  330,132
11/30/2004                             $  427,442                                   $  352,779
12/31/2004                             $  442,745                                   $  368,266
 1/31/2005                             $  458,595                                   $  361,527
 2/28/2005                             $  475,012                                   $  377,217
 3/31/2005                             $  492,018                                   $  367,900
 4/30/2005                             $  509,632                                   $  359,659
 5/31/2005                             $  527,877                                   $  360,199
 6/30/2005                             $  546,775                                   $  365,133
 7/31/2005                             $  566,350                                   $  376,343
 8/31/2005                             $  586,625                                   $  385,977
 9/30/2005                             $  607,626                                   $  403,231

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I shares have no sales charge or distribution fee, but have a shareholder service fee of up to .25% of their average daily net assets. Class R Shares have distribution and shareholder services fees of up to .25% of their average daily net assets. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee prior to the adoption of the shareholder services plan in 2003 and distribution fees applicable to the Class R Shares, which would have made returns slightly lower. The Fund's Class I Shares calculate their performance based upon the historical performance of a corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI EAFE Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005 -- UNAUDITED

INTERNATIONAL GROWTH FUND

                                                                                  NUMBER
                                                                                 OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.9%

CANADA -- 8.2%
   Cameco Corp.                                                                      22,700     $     1,213,040
   Canadian Pacific Railway, Ltd.                                                    18,900             814,885
   EnCana Corp.                                                                      21,200           1,239,376
   Rogers Communications, Inc. Cl. B                                                 60,300           2,377,501
   Teck Cominco, Ltd. Cl. B                                                          15,900             714,445
   Thomson Corp.                                                                     22,100             826,417
                                                                                                ---------------
                                                                                                      7,185,664
                                                                                                ---------------
FINLAND -- 1.2%
   Nokia OYJ - ADR                                                                   63,600           1,075,476
                                                                                                ---------------
FRANCE -- 9.0%
   Peugeot S.A.                                                                      13,403             913,002
   Publicis Groupe                                                                   36,623           1,169,212
   Sanofi - Synthelabo S.A.                                                          21,573           1,788,152
   Societe Television Francaise                                                      29,578             787,032
   STMicroelectronics NV                                                             57,927             999,406
   TotalFinaElf S.A.                                                                  5,069           1,387,908
   Veolia Environment                                                                20,294             859,053
                                                                                                ---------------
                                                                                                      7,903,765
                                                                                                ---------------
GERMANY -- 7.0%
   Bayer AG                                                                          21,685             797,146
   Bayer Vereinsbank*                                                                40,704           1,150,313
   Bayerische Motoren Werke AG                                                       20,789             979,010
   Deutsche Post AG                                                                  33,287             780,978
   Hypo Real Estate Holding AG                                                       18,215             923,676
   Merck KGaA                                                                        17,709           1,495,200
                                                                                                ---------------
                                                                                                      6,126,323
                                                                                                ---------------
GREECE -- 3.8%
   Coca-Cola Hellenic Bottling Co. S.A.                                              27,631             804,850
   Hellenic Telecommunications
    Organization S.A.*                                                               48,060             960,704
   National Bank of Greece                                                           33,333           1,328,613
   OPAP S.A.                                                                          6,682             207,849
                                                                                                ---------------
                                                                                                      3,302,016
                                                                                                ---------------
HONG KONG -- 2.8%
   Cheung Kong Holdings, Ltd.                                                        80,500             909,001
   Hutchison Telecommunications
    International, Ltd.*                                                          1,046,300           1,517,305
                                                                                                ---------------
                                                                                                      2,426,306
                                                                                                ---------------
INDONESIA -- 1.0%
   Indosat TBK PT -- ADR                                                             33,500             837,500
                                                                                                ---------------
IRELAND -- 0.9%
   CRH Ord                                                                           29,124             791,806
                                                                                                ---------------
ISRAEL -- 1.5%
   Israel Chemical, Ltd.                                                            180,621             702,131
   Machteshim-Agan Industries, Ltd.                                                 107,710             605,444
                                                                                                ---------------
                                                                                                      1,307,575
                                                                                                ---------------
ITALY -- 1.9%
   ENI SpA                                                                           56,813           1,692,551
                                                                                                ---------------
JAPAN -- 23.7%
   Hitachi Construction Machinery Co., Ltd.                                          53,700           1,028,137
   Japan Tobacco, Inc.                                                                   72           1,137,110
   Kajima Corp.                                                                     167,200             796,612
   Mitsubishi Estate                                                                 77,600           1,066,709
   Mitsubishi UFJ Financial Group, Inc.                                                 355           4,666,931
   Mitsui & Co.                                                                     104,700           1,312,676
   Murata Manufacturing Co., Ltd.                                                    26,600           1,485,601
   Nikon Corp.                                                                       88,700           1,120,685
   Nitori Co., Ltd.                                                                   5,700             478,269
   Nomura Holdings, Inc.                                                            152,400           2,367,888
   NTT DoCoMo, Inc.                                                                     705           1,256,485
   Shin-Etsu Chemical Co., Ltd.                                                      22,900           1,000,132
   Teijin, Ltd.                                                                     251,300           1,467,801
   Toyota Motor Corp.                                                                35,400           1,624,140
                                                                                                ---------------
                                                                                                     20,809,176
                                                                                                ---------------
LUXEMBOURG -- 0.6%
   Millicom International Cellular S.A.*                                             31,000     $       571,020
                                                                                                ---------------
NETHERLANDS -- 4.0%
   Aegon NV                                                                          81,816           1,218,222
   ASML Holding NV*                                                                  48,487             798,541
   Royal Numico NV*                                                                  33,724           1,480,407
                                                                                                ---------------
                                                                                                      3,497,170
                                                                                                ---------------
NORWAY -- 3.3%
   Stolt Offshore S.A.* ##                                                          145,400           1,688,158
   Telenor ASA                                                                      139,200           1,248,134
                                                                                                ---------------
                                                                                                      2,936,292
                                                                                                ---------------
PERU -- 1.4%
   Southern Peru Copper Corp.##                                                      22,100           1,236,716
                                                                                                ---------------
REPUBLIC OF CHINA -- 4.2%
   China Shenhua Energy Co., Ltd.*                                                  672,300             788,622
   Foxconn International Holdings, Ltd.*                                          1,527,500           1,653,959
   PetroChina Co., Ltd. -- Ser H                                                  1,478,800           1,239,045
                                                                                                ---------------
                                                                                                      3,681,626
                                                                                                ---------------
SOUTH AFRICA -- 1.1%
   Harmony Gold Mining Co., Ltd.-- ADR*                                              92,000           1,006,480
                                                                                                ---------------
SOUTH KOREA -- 3.1%
   Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                                            39,630             894,196
   Kookmin Bank -- ADR                                                               15,700             930,225
   LG Electronics, Inc.                                                              13,250             889,270
                                                                                                ---------------
                                                                                                      2,713,691
                                                                                                ---------------
SPAIN -- 2.0%
   Banco Bilbao Vizcaya Argentaria S.A.                                             101,995           1,794,136
                                                                                                ---------------
SWEDEN -- 1.3%
   Atlas Copco AB Cl. A                                                              56,800           1,102,263
                                                                                                ---------------
SWITZERLAND -- 6.7%
   ABB, Ltd.*                                                                       115,733             849,202
   Roche Holding AG-Genusschein                                                      17,671           2,464,414
   Straumann Holding AG##                                                             3,269             879,213
   UBS AG                                                                            19,481           1,662,137
                                                                                                ---------------
                                                                                                      5,854,966
                                                                                                ---------------
THAILAND -- 0.9%
   True Corp. PLC* ##                                                             4,347,300             831,031
                                                                                                ---------------
UNITED KINGDOM -- 6.3%
   Arm Holdings PLC                                                                 734,089           1,525,945
   Carphone Warehouse Group                                                         278,398             980,103
   Diageo PLC                                                                        66,801             963,148
   Intertek Group PLC                                                                46,031             556,598
   Vodafone Group PLC                                                               596,374           1,556,192
                                                                                                ---------------
                                                                                                      5,581,986
                                                                                                ---------------
TOTAL COMMON STOCK
   (Cost: $69,911,334)                                                                               84,265,535
                                                                                                ---------------

EQUITY-LINKED SECURITIES -- 2.8%

INDIA -- 1.4%
   Citigroup Bharti Televentures -- 05/31/10                                         28,467             225,658
   Merrill Lynch Bharti
    Televentures -- 08/04/06*                                                       130,700           1,036,059
                                                                                                ---------------
                                                                                                      1,261,717
                                                                                                ---------------
TAIWAN -- 1.4%
   Merrill Lynch Advanced Semiconductor
    Engineering, Inc. 01/06/10                                                      261,000             176,175
   Merrill Lynch Advanced Semiconductor
    Engineering, Inc. 10/18/05                                                    1,262,600           1,021,443
                                                                                                ---------------
                                                                                                      1,197,618
                                                                                                ---------------
TOTAL EQUITY-LINKED SECURITIES
   (Cost: $2,152,535)                                                                                 2,459,335
                                                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                PRINCIPAL
                                                                                  AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 6.4%

MONEY MARKET FUNDS -- 4.8%
   Boston Global Investment Trust --
    Enhanced Sleeve, 3.730%**                                                  $  4,224,833     $     4,224,833
                                                                                                ---------------
TIME DEPOSITS -- 1.6%
   Wells Fargo Bank -- Grand Cayman
    3.310%, 10/01/05                                                              1,425,909           1,425,909
                                                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $5,650,742)                                                                                 5,650,742
                                                                                                ---------------
TOTAL INVESTMENTS -- 105.1%
   (Cost: $77,714,611)                                                                               92,375,612
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (5.1%)                                                                            (4,444,518)
                                                                                                ---------------
NET ASSETS -- 100.0%                                                                            $    87,931,094
                                                                                                ===============

----------
*  Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
## All or a portion of the Fund's holdings in this security was on loan as of
   09/30/05.
ADR -- American Depository Receipt

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2005 -- UNAUDITED

                                                                     PERCENT OF
INDUSTRY                                                             NET ASSETS
--------                                                             ----------
Basic Materials                                                             8.3%
Communications                                                             20.4
Consumer, Cyclical                                                          9.1
Consumer, Non-cyclical                                                     13.2
Energy                                                                      9.1
Financial                                                                  20.5
Industrial                                                                 12.0%
Technology                                                                  5.1
Utilities                                                                   1.0
Short Term Investments                                                      6.4
Liabilities in excess of other assets                                      (5.1)
                                                                     ----------
NET ASSETS                                                                100.0%
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
SHAREHOLDER EXPENSE EXAMPLE -- (UNAUDITED)

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

   The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for a fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return if 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                         EXPENSES PAID
                                                       BEGINNING ACCOUNT         ENDING ACCOUNT        DURING THE PERIOD*
                                                             VALUE                    VALUE             APRIL 1, 2005 TO
                                                         APRIL 1, 2005         SEPTEMBER 30, 2005      SEPTEMBER 30, 2005
                                                      --------------------    --------------------    --------------------
U.S. Emerging Growth -- Class R
Actual                                                    $    1,000.00          $    1,070.64             $    9.08
Hypothetical (5% return before expenses)                  $    1,000.00          $    1,016.34             $    8.80

U.S. Small Cap Value -- Class R
Actual                                                    $    1,000.00          $    1,037.75             $    7.92
Hypothetical (5% return before expenses)                  $    1,000.00          $    1,017.30             $    7.84

U.S. Large Cap Value -- Class R
Actual                                                    $    1,000.00          $    1,022.06             $    5.42
Hypothetical (5% return before expenses)                  $    1,000.00          $    1,019.70             $    5.42

U.S. Systematic Large Cap Growth -- Class R
Actual                                                    $    1,000.00          $    1,021.06             $    7.04
Hypothetical (5% return before expenses)                  $    1,000.00          $    1,018.15             $    6.98

International Growth -- Class R
Actual                                                    $    1,000.00          $    1,065.83             $    8.39
Hypothetical (5% return before expenses)                  $    1,000.00          $    1,016.90             $    8.24

   * Expenses are equal to the Fund's annualized expense ratio (show in the table below); multiplied by the average account value over the period.

                                                                                ANNUALIZED
                                                                               EXPENSE RATIO
                                                                               -------------
U.S. Emerging Growth -- Class R                                                    1.74%
U.S. Small Cap Value -- Class R                                                    1.55%
U.S. Large Cap Value -- Class R                                                    1.07%
U.S. Systematic Large Cap Growth -- Class R                                        1.38%
International Growth -- Class R                                                    1.63%

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
For a Class R share outstanding during the period indicated

                                           NET ASSET            NET                NET REALIZED      TOTAL FROM
                                             VALUE,          INVESTMENT           AND UNREALIZED     INVESTMENT
                                           BEGINNING      INCOME (LOSS)(2)         GAINS (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------------
                                                         U.S. EQUITY FUNDS
U.S. EMERGING GROWTH
   For the period ended 09/30/05(1)        $     9.65    $            (0.07)      $          1.43    $      1.36
   For the year ended 03/31/05                   9.52                 (0.10)                 0.23           0.13
   For the year ended 03/31/04                   6.27                 (0.11)                 3.36           3.25
   For the year ended 03/31/03                   9.54                 (0.09)                (3.18)         (3.27)
   For the year ended 03/31/02                   9.55                 (0.07)                 0.06          (0.01)
   For the year ended 03/31/01                  27.05                 (0.06)               (12.36)        (12.42)
U.S. SMALL CAP VALUE
   For the period ended 09/30/05(1)        $    17.39    $             0.01       $          1.30    $      1.31
   12/03/04 (commenced) to 03/31/05             17.53                 (0.00)(9)             (0.14)         (0.14)
U.S. LARGE CAP VALUE
   For the period ended 09/30/05(1)        $    26.62    $             0.12       $          1.05    $      1.17
   For the year ended 03/31/05                  24.33                  0.36                  2.23           2.59
   For the year ended 03/31/04                  18.15                  0.24                  6.45           6.69
   For the year ended 03/31/03                  24.39                  0.21                 (6.20)         (5.99)
   For the year ended 03/31/02                  23.39                  0.15                  1.26           1.41
   For the year ended 03/31/01                  21.74                  0.18                  1.63           1.81
U.S. SYSTEMATIC LARGE CAP GROWTH
   For the period ended 09/30/05(1)        $    15.46    $            (0.00)(9)   $          0.65    $      0.65
   For the year ended 03/31/05                  14.90                  0.02                  0.54           0.56
   For the year ended 03/31/04                  12.61                 (0.06)                 2.35           2.29
   For the year ended 03/31/03                  17.96                 (0.08)                (5.27)         (5.35)
   For the year ended 03/31/02                  22.52                 (0.16)                (4.40)         (4.56)
   For the year ended 03/31/01                  49.77                 (0.32)               (25.90)        (26.22)
                                                         GLOBAL EQUITY FUNDS
INTERNATIONAL GROWTH
   For the period ended 09/30/05(1)        $    20.19    $             0.14       $          2.51    $      2.65
   For the year ended 03/31/05                  18.93                  0.15                  1.53           1.68
   For the year ended 03/31/04                  12.72                  0.12                  6.10           6.22
   For the year ended 03/31/03                  17.07                  0.10                 (4.45)         (4.35)
   For the year ended 03/31/02                  19.13                  0.02                 (2.08)         (2.06)
   For the year ended 03/31/01                  31.84                 (0.03)               (11.26)        (11.29)

                                               DISTRIBUTIONS FROM:
                                           ---------------------------
                                              NET             NET
                                           INVESTMENT       REALIZED         TOTAL
                                             INCOME      CAPITAL GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------
                                     U.S. EQUITY FUNDS
U.S. EMERGING GROWTH
   For the period ended 09/30/05(1)        $        --   $          --   $          --
   For the year ended 03/31/05                      --              --              --
   For the year ended 03/31/04                      --              --              --
   For the year ended 03/31/03                      --              --              --
   For the year ended 03/31/02                      --              --              --
   For the year ended 03/31/01                      --           (5.08)          (5.08)
U.S. SMALL CAP VALUE
   For the period ended 09/30/05(1)        $        --   $          --   $          --
   12/03/04 (commenced) to 03/31/05                 --              --              --
U.S. LARGE CAP VALUE
   For the period ended 09/30/05(1)        $        --   $          --   $          --
   For the year ended 03/31/05                   (0.30)             --           (0.30)
   For the year ended 03/31/04                   (0.51)             --           (0.51)
   For the year ended 03/31/03                   (0.25)             --           (0.25)
   For the year ended 03/31/02                   (0.04)          (0.37)          (0.41)
   For the year ended 03/31/01                   (0.16)             --           (0.16)
U.S. SYSTEMATIC LARGE CAP GROWTH
   For the period ended 09/30/05(1)        $        --   $          --   $          --
   For the year ended 03/31/05                      --              --              --
   For the year ended 03/31/04                      --              --              --
   For the year ended 03/31/03                      --              --              --
   For the year ended 03/31/02                      --              --              --
   For the year ended 03/31/01                      --           (1.03)          (1.03)
                                    GLOBAL EQUITY FUNDS
INTERNATIONAL GROWTH
   For the period ended 09/30/05(1)        $        --   $          --   $          --
   For the year ended 03/31/05                      --           (0.42)          (0.42)
   For the year ended 03/31/04                   (0.01)             --           (0.01)
   For the year ended 03/31/03                      --              --              --
   For the year ended 03/31/02                      --              --              --
   For the year ended 03/31/01                      --           (1.42)          (1.42)

----------
(1)  Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5) This calculation includes expenses not part of the expense reimbursement calculation.
(6) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the U.S. Emerging Growth, U.S. Large Cap Value, U.S. Systematic Large Cap Growth and International Growth do not exceed 1.25%, 1.00%, 1.00% and 1.15%, for the period 4/1/03 to
     7/28/03, 1.48%, 0.81%, 1.12% and 1.41% for the period 7/29/03 to 3/31/04, respectively.
(7) The Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expense) of U.S. Large Cap Value, U.S. Systematic Large Cap Growth, and International Growth excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25%, 1.25% and 1.65% for the period 4/1/02 to 6/30/02. 1.10%, 1.15% and 1.40% for the period 7/1/02 to 1/21/03, 1.25%, 1.25% and 1.40% for the period 1/22/03 to
     3/31/03, respectively. Emerging Growth had rates throughout the year of 1.50%.
(8) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.50% representing a .08% increase in the Fund's expense cap.
(9)  Amount less than one penny.
(10) Inception to date return.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            NET ASSET                      NET ASSETS,
                                              VALUE,      TOTAL              ENDING
                                             ENDING     RETURN (3)         (IN 000'S)
----------------------------------------------------------------------------------------
                                    U.S. EQUITY FUNDS
U.S. EMERGING GROWTH
   For the period ended 09/30/05(1)        $     11.01       14.09%       $       2,553
   For the year ended 03/31/05                    9.65        1.37%               3,681
   For the year ended 03/31/04                    9.52       51.83%               3,948
   For the year ended 03/31/03                    6.27      (34.28%)              2,879
   For the year ended 03/31/02                    9.54       (0.10%)              4,597
   For the year ended 03/31/01                    9.55      (49.67%)              3,577
U.S. SMALL CAP VALUE
   For the period ended 09/30/05(1)        $     18.70        7.53%       $         696
   12/03/04 (commenced) to 03/31/05              17.39       (0.80%)(10)            658
U.S. LARGE CAP VALUE
   For the period ended 09/30/05(1)        $     27.79        4.40%       $       4,560
   For the year ended 03/31/05                   26.62       10.69%               8,047
   For the year ended 03/31/04                   24.33       37.09%               8,405
   For the year ended 03/31/03                   18.15       24.58%               6,749
   For the year ended 03/31/02                   24.39        6.13%              11,423
   For the year ended 03/31/01                   23.39        8.31%               9,838
U.S. SYSTEMATIC LARGE CAP GROWTH
   For the period ended 09/30/05(1)        $     16.11        4.20%       $       5,885
   For the year ended 03/31/05                   15.46        3.76%               9,318
   For the year ended 03/31/04                   14.90       18.16%              10,229
   For the year ended 03/31/03                   12.61      (29.79%)              9,052
   For the year ended 03/31/02                   17.96      (20.25%)             38,386
   For the year ended 03/31/01                   22.52      (53.35%)             41,730
                                   GLOBAL EQUITY FUNDS
INTERNATIONAL GROWTH
   For the period ended 09/30/05(1)        $     22.84       13.13%       $       1,211
   For the year ended 03/31/05                   20.19        8.94%               1,749
   For the year ended 03/31/04                   18.93       48.86%               9,236
   For the year ended 03/31/03                   12.72      (25.48%)              7,845
   For the year ended 03/31/02                   17.07      (10.77%)             11,199
   For the year ended 03/31/01                   19.13      (36.17%)             11,216

                                                                   RATIOS TO AVERAGE NET ASSETS (4)
                                           --------------------------------------------------------------------------------
                                                                                              EXPENSES      EXPENSES NET OF
                                                NET                        EXPENSE             NET OF       REIMBURSEMENT/
                                            INVESTMENT      TOTAL     (REIMBURSEMENTS)/    REIMBURSEMENT/     RECOUPMENT
                                           INCOME (LOSS)   EXPENSES       RECOUPMENT         RECOUPMENT       OFFSET (5)
---------------------------------------------------------------------------------------------------------------------------
                                                       U.S. EQUITY FUNDS
U.S. EMERGING GROWTH
   For the period ended 09/30/05(1)               (1.30%)      2.15%              (0.41%)            1.74%             1.35%
   For the year ended 03/31/05                    (1.06%)      1.89%              (0.20%)            1.69%             1.26%
   For the year ended 03/31/04                    (1.28%)      1.73%                 --              1.73%             1.51%(6)
   For the year ended 03/31/03                    (1.20%)      1.74%              (0.20%)            1.54%             1.50%(7)
   For the year ended 03/31/02                    (0.73%)      1.59%              (0.11%)            1.48%             1.48%(8)
   For the year ended 03/31/01                    (0.32%)      1.55%              (0.12%)            1.43%             1.43%
U.S. SMALL CAP VALUE
   For the period ended 09/30/05(1)                0.14%       1.60%              (0.05%)            1.55%             1.27%
   12/03/04 (commenced) to 03/31/05               (0.02%)      1.59%              (0.03%)            1.56%             1.29%
U.S. LARGE CAP VALUE
   For the period ended 09/30/05(1)                0.90%       1.61%              (0.54%)            1.07%             0.97%
   For the year ended 03/31/05                     1.44%       1.56%              (0.50%)            1.06%             1.01%
   For the year ended 03/31/04                     1.10%       1.52%              (0.45%)            1.07%             1.04%(6)
   For the year ended 03/31/03                     1.03%       1.54%              (0.34%)            1.20%             1.19%(7)
   For the year ended 03/31/02                     0.63%       1.39%              (0.13%)            1.26%             1.26%
   For the year ended 03/31/01                     0.78%       1.47%              (0.20%)            1.27%             1.27%
U.S. SYSTEMATIC LARGE CAP GROWTH
   For the period ended 09/30/05(1)               (0.06%)      1.91%              (0.53%)            1.38%             1.22%
   For the year ended 03/31/05                     0.14%       1.94%              (0.57%)            1.37%             1.29%
   For the year ended 03/31/04                    (0.41%)      1.58%              (0.20%)            1.38%             1.18%(6)
   For the year ended 03/31/03                    (0.59%)      1.51%              (0.30%)            1.21%             1.20%(7)
   For the year ended 03/31/02                    (0.79%)      1.35%              (0.10%)            1.25%             1.25%
   For the year ended 03/31/01                    (0.80%)      1.32%              (0.07%)            1.25%             1.25%
                                                      GLOBAL EQUITY FUNDS
INTERNATIONAL GROWTH
   For the period ended 09/30/05(1)                1.37%       1.63%                 --              1.63%             1.26%
   For the year ended 03/31/05                     0.80%       1.66%              (0.02%)            1.64%             1.32%
   For the year ended 03/31/04                     0.71%       1.74%              (0.04%)            1.70%             1.44%(6)
   For the year ended 03/31/03                     0.65%       1.72%              (0.21%)            1.51%             1.48%(7)
   For the year ended 03/31/02                    (0.09%)      1.61%               0.01%             1.62%             1.62%
   For the year ended 03/31/01                    (0.13%)      1.58%               0.08%             1.66%             1.66%

                                            FUND'S
                                           PORTFOLIO
                                            TURNOVER
                                              RATE
-----------------------------------------------------
                   U.S. EQUITY FUNDS
U.S. EMERGING GROWTH
   For the period ended 09/30/05(1)                66%
   For the year ended 03/31/05                    142%
   For the year ended 03/31/04                    166%
   For the year ended 03/31/03                    118%
   For the year ended 03/31/02                    138%
   For the year ended 03/31/01                    120%
U.S. SMALL CAP VALUE
   For the period ended 09/30/05(1)                25%
   12/03/04 (commenced) to 03/31/05                73%
U.S. LARGE CAP VALUE
   For the period ended 09/30/05(1)                21%
   For the year ended 03/31/05                     42%
   For the year ended 03/31/04                     51%
   For the year ended 03/31/03                    139%
   For the year ended 03/31/02                     99%
   For the year ended 03/31/01                    120%
U.S. SYSTEMATIC LARGE CAP GROWTH
   For the period ended 09/30/05(1)                86%
   For the year ended 03/31/05                    197%
   For the year ended 03/31/04                    172%
   For the year ended 03/31/03                    193%
   For the year ended 03/31/02                    224%
   For the year ended 03/31/01                    160%
                  GLOBAL EQUITY FUNDS
INTERNATIONAL GROWTH
   For the period ended 09/30/05(1)                86%
   For the year ended 03/31/05                    203%
   For the year ended 03/31/04                    186%
   For the year ended 03/31/03                    203%
   For the year ended 03/31/02                    232%
   For the year ended 03/31/01                    234%

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

                                            U.S. EMERGING   U.S. SMALL CAP  U.S. LARGE CAP   U.S. SYSTEMATIC    INTERNATIONAL
                                               GROWTH           VALUE           VALUE        LARGE CAP GROWTH      GROWTH
ASSETS
  Investments, at value*                    $  10,784,284   $  133,440,741  $   21,987,886   $      9,907,562   $  92,375,612
  Foreign currencies, at value**                       --               --              --                 --           1,713
  Cash                                                 --               --              --                 --              --
  Receivables:
    Investment securities sold                     46,332           25,201         109,238             48,496       1,347,013
    Capital shares sold                             6,042        6,976,809          10,228          3,280,936          70,567
    Dividends                                       1,196          121,540          25,564              8,785         211,209
    Foreign taxes receivable                           --               --              --                 --           5,219
    Interest                                           --               --              --                 --              --
    From investment advisor                            --               --              --              1,048              --
    Expense offset and other                       16,471          105,786           8,210             15,054          90,285
  Other assets                                      9,429           21,010          16,212             10,982          20,289
                                            -------------   --------------  --------------   ----------------   -------------
     Total assets                              10,863,754      140,691,087      22,157,338         13,272,863      94,121,907
                                            -------------   --------------  --------------   ----------------   -------------
LIABILITIES
  Payables:
    Bank overdraft                          $          --   $           --  $           --   $             --   $          --
    Investments purchased                          39,600          285,582          98,201                 --       1,745,257
    Capital shares redeemed                            80        6,900,815             166          3,285,888           4,068
    Collateral on securities loaned             1,486,750        9,702,325              --                 --       4,224,833
    Dividends                                          --               --              --                 --              --
    Distributions fee                                 519              136             948              1,207             239
    To investment advisor                           2,693           86,517           1,432                 --          54,165
  Other Liabilites                                 44,846          127,414          42,846             27,096         162,251
                                            -------------   --------------  --------------   ----------------   -------------
     Total Liabilities                          1,574,488       17,102,789         143,593          3,314,191       6,190,813
                                            -------------   --------------  --------------   ----------------   -------------
NET ASSETS                                      9,289,266      123,588,298      22,013,745          9,958,672      87,931,094
                                            =============   ==============  ==============   ================   =============

  * Investments, at cost                        8,772,806      116,871,622      17,722,898          8,807,487      77,714,611
                                            =============   ==============  ==============   ================   =============
 ** Foreign currencies, at cost                        --               --              --                 --           1,674
                                            =============   ==============  ==============   ================   =============
NET ASSETS CONSIST OF:
  Paid-in capital                           $  16,203,733   $   99,017,001  $   22,190,052   $     18,474,983   $  73,719,160
  Undistributed net investment
    income (loss)                                 (79,864)         232,733         487,533             28,942         641,430
  Accumulated net realized gain (loss)
    on investments and foreign currencies      (8,846,081)       7,769,445      (4,928,828)        (9,645,328)     (1,086,284)
  Net unrealized appreciation
    (depreciation) of investments
    and of other assets and liabilities
     denominated in foreign currencies          2,011,478       16,569,119       4,264,988          1,100,075      14,656,788
                                            -------------   --------------  --------------   ----------------   -------------
  Net Assets applicable to all
    shares outstanding                      $   9,289,266   $  123,588,298  $   22,013,745   $      9,958,672   $  87,931,094
                                            =============   ==============  ==============   ================   =============
  Net Assets of Class R shares              $   2,552,872   $      695,985  $    4,560,228   $      5,884,531   $   1,211,361
  Net Assets of Class I shares                  6,736,394       97,020,318      17,453,517          4,074,141      38,935,695
  Net Assets of Class II shares                        --       25,871,995              --                 --              --
  Net Assets of Class III shares                       --               --              --                 --              --
  Net Assets of Class IV shares                        --               --              --                 --      47,784,038
                                            =============   ==============  ==============   ================   =============
  Class R Shares outstanding                      231,966           37,209         164,082            365,301          53,046
  Class I Shares outstanding                      603,822        5,177,260         625,108            249,241       1,679,426
  Class II Shares outstanding                          --        1,381,149              --                 --              --
  Class III Shares outstanding                         --               --              --                 --              --
  Class IV Shares outstanding                          --               --              --                 --       2,059,583
                                            =============   ==============  ==============   ================   =============
  Net Asset Value -- Class R Share          $       11.01   $        18.70  $        27.79   $          16.11   $       22.84
  Net Asset Value -- Class I Share          $       11.16   $        18.74  $        27.92   $          16.35   $       23.18
  Net Asset Value -- Class II Share         $          --   $        18.73  $           --   $             --   $          --
  Net Asset Value -- Class III Share        $          --   $           --  $           --   $             --   $          --
  Net Asset Value -- Class IV Share         $          --   $           --  $           --   $             --   $       23.20
                                            =============   ==============  ==============   ================   =============

(1)  Commenced operations on 7/06/05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                            U.S. EMERGING   U.S. SMALL CAP  U.S. LARGE CAP   U.S. SYSTEMATIC    INTERNATIONAL
                                               GROWTH           VALUE           VALUE        LARGE CAP GROWTH      GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*            $       4,156   $      821,696  $      212,717   $         63,391   $   1,333,221
Interest                                               --               --               1                 --           2,027
                                            -------------   --------------  --------------   ----------------   -------------
  Total Income                                      4,156          821,696         212,718             63,391       1,335,248
                                            -------------   --------------  --------------   ----------------   -------------
EXPENSES
Advisory fee                                       54,954          437,760          50,996             24,015         264,749
Accounting and administration fees                 10,770           59,598          14,830              8,536          37,813
Custodian fees                                     20,423           31,806          16,420             10,329          60,443
Transfer agent fees and expenses                   10,873           14,193          11,347             11,017          12,654
Shareholder servicing fees                         13,081           72,106          21,891             16,966          80,701
Administrative services                             8,793           65,435          13,599              8,005          77,261
Professional fees                                   5,747           34,975           7,570              3,564          35,456
Shareholder reporting                               2,607           15,777           3,983              2,008          16,114
Registration fees                                   8,203           23,261          15,267             10,170          12,538
Trustees' fees and expenses                         1,189            7,179           1,484                856           7,417
Interest and credit facility fee                      238              933             203                117             986
Insurance                                           1,698            4,866           1,654                911           7,766
Miscellaneous                                       1,979            6,310           2,034              1,564           6,912
                                            -------------   --------------  --------------   ----------------   -------------
    Total Expenses                                140,555          774,199         161,278             98,058         620,810
Expense offset                                    (29,014)        (163,147)        (11,657)            (8,792)       (190,373)
Expenses (reimbursed)/recouped                    (27,521)         (22,089)        (61,325)           (28,325)             26
                                            -------------   --------------  --------------   ----------------   -------------
  Net Expenses                                     84,020          588,963          88,296             60,941         430,463
                                            -------------   --------------  --------------   ----------------   -------------
NET INVESTMENT INCOME (LOSS)                      (79,864)         232,733         124,422              2,450         904,785
                                            -------------   --------------  --------------   ----------------   -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                    2,333,137        5,274,528       1,157,753            210,318       8,970,349
  Foreign currency transactions                        --               --              --                 --        (225,636)
                                            -------------   --------------  --------------   ----------------   -------------
    Net realized gain                           2,333,137        5,274,528       1,157,753            210,318       8,744,713
                                            -------------   --------------  --------------   ----------------   -------------
Change in unrealized appreciation
    (depreciation) of:
  Investments                                    (339,382)       3,282,806        (331,583)           373,752       3,319,565
  Other assets and liabilities
    denominated in foreign currencies                  --               --              --                 --          (2,818)
                                            -------------   --------------  --------------   ----------------   -------------
    Net unrealized appreciation
    (depreciation)                               (339,382)       3,282,806        (331,583)           373,752       3,316,747
                                            -------------   --------------  --------------   ----------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                  1,993,755        8,557,334         826,170            584,070   $  12,061,460
                                            -------------   --------------  --------------   ----------------   -------------
NET INCREASE (DECREASE) IN
NET ASSETS
  RESULTING FROM OPERATIONS                 $   1,913,891   $    8,790,067  $      950,592   $        586,520   $  12,966,245
                                            =============   ==============  ==============   ================   =============
  * Foreign taxes withheld                  $          --   $           --  $           --   $            779   $     177,650
                                            -------------   --------------  --------------   ----------------   -------------

----------
(1)  Commenced operations on 7/06/05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2005 AND MARCH 31, 2005

                                                                         U.S. EMERGING GROWTH            U.S. SMALL CAP VALUE
                                                                     ---------------------------------------------------------------
                                                                     SEPTEMBER 30,                   SEPTEMBER 30,
                                                                         2005          MARCH 31,         2005          MARCH 31,
                                                                      (UNAUDITED)        2005         (UNAUDITED)        2005
                                                                     -------------   -------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       $     (79,864)  $    (208,527)  $     232,733   $      97,437
  Net realized gain (loss)                                               2,333,137       3,800,670       5,274,528       8,644,160
  Net unrealized appreciation (depreciation)                              (339,382)     (4,281,928)      3,282,806      (1,752,501)
                                                                     -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from investment operations     1,913,891        (689,785)      8,790,067       6,989,096
                                                                     -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                    --              --              --         (54,300)
  From net realized gains                                                       --              --              --      (8,482,337)
                                                                     -------------   -------------   -------------   -------------
    Total distributions                                                         --              --              --      (8,536,637)
                                                                     -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class R                                                                129,726         575,960          59,376         670,138
    Class I                                                                436,820       1,968,884      15,845,488      71,995,398
    Class II                                                                    --              --       6,889,870      18,310,836
    Class III                                                                   --              --              --              --
    Class IV                                                                    --              --              --              --
  Distributions reinvested
    Class R                                                                     --              --              --              --
    Class I                                                                     --              --              --          43,708
    Class II                                                                    --              --              --           7,758
    Class III                                                                   --              --              --              --
    Class IV                                                                    --              --              --              --
  Cost of shares redeemed
    Class R                                                             (1,579,106)       (898,510)        (70,180)         (7,316)
    Class I                                                             (7,335,727)    (21,275,687)    (12,216,504)    (50,897,777)
    Class II                                                                    --              --         (76,287)             --
    Class III                                                                   --              --              --              --
    Class IV                                                                    --              --              --              --
                                                                     -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from share transactions       (8,348,287)    (19,629,353)     10,431,763      40,122,745
                                                                     -------------   -------------   -------------   -------------
    Net Increase (Decrease) in Net Assets                               (6,434,396)    (20,319,138)     19,221,830      38,575,204
NET ASSETS
  Beginning                                                             15,723,662      36,042,800     104,366,468      65,791,264
                                                                     -------------   -------------   -------------   -------------
  Ending                                                             $   9,289,266   $  15,723,662   $ 123,588,298   $ 104,366,468
                                                                     =============   =============   =============   =============
Undistributed net investment income (loss), ending                   $     (79,864)  $          --   $     232,733   $          --
                                                                     =============   =============   =============   =============
CLASS R -- CAPITAL SHARE ACTIVITY
  Shares sold                                                               12,917          61,609           3,246              --
  Distributions reinvested                                                      --              --              --              --
  Shares redeemed                                                         (162,434)        (94,910)         (3,879)             --
                                                                     =============   =============   =============   =============
  Net Class R Share Activity                                              (149,517)        (33,301)           (633)             --
                                                                     =============   =============   =============   =============
CLASS I -- CAPITAL SHARE ACTIVITY
  Shares sold                                                               43,772         209,252         898,292       4,119,240
  Distributions reinvested                                                      --              --              --           2,529
  Shares redeemed                                                         (672,941)     (2,315,669)       (663,969)     (2,909,001)
                                                                     =============   =============   =============   =============
  Net Class I Share Activity                                              (629,169)     (2,106,417)        234,323       1,212,768
                                                                     =============   =============   =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                   --              --         367,853       1,017,020
  Distributions reinvested                                                      --              --              --             449
  Shares redeemed                                                               --              --          (4,173)             --
                                                                     =============   =============   =============   =============
  Net Class II Share Activity                                                   --              --         363,680       1,017,469
                                                                     =============   =============   =============   =============
CLASS III -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                   --              --              --          38,257
  Distributions reinvested                                                      --              --              --              --
  Shares redeemed                                                               --              --              --            (415)
                                                                     =============   =============   =============   =============
  Net Class III Share Activity                                                  --              --              --          37,842
                                                                     =============   =============   =============   =============
CLASS IV -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                   --              --              --              --
  Distributions reinvested                                                      --              --              --              --
  Shares redeemed                                                               --              --              --              --
                                                                     =============   =============   =============   =============
  Net Class IV Share Activity                                                   --              --              --              --
                                                                     =============   =============   =============   =============

----------
(1)  Commenced operations on 7/6/05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                         U.S. LARGE CAP VALUE
                                                                     -----------------------------
                                                                     SEPTEMBER 30,
                                                                         2005          MARCH 31,
                                                                      (UNAUDITED)        2005
                                                                     -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       $     124,422   $     363,112
  Net realized gain (loss)                                               1,157,753       1,535,914
  Net unrealized appreciation (depreciation)                              (331,583)        542,896
                                                                     -------------   -------------
    Net increase (decrease) in net assets from investment operations       950,592       2,441,922
                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                    --        (308,287)
  From net realized gains                                                       --              --
                                                                     -------------   -------------
    Total distributions                                                         --        (308,287)
                                                                     -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class R                                                                151,317         584,575
    Class I                                                              1,566,348       6,528,160
    Class II                                                                    --              --
    Class III                                                                   --              --
    Class IV                                                                    --              --
  Distributions reinvested
    Class R                                                                     --         101,393
    Class I                                                                     --         206,894
    Class II                                                                    --              --
    Class III                                                                   --              --
    Class IV                                                                    --              --
  Cost of shares redeemed
    Class R                                                             (3,851,544)     (1,814,722)
    Class I                                                             (1,797,574)     (3,793,816)
    Class II                                                                    --              --
    Class III                                                                   --              --
    Class IV                                                                    --              --
                                                                     -------------   -------------
    Net increase (decrease) in net assets from share transactions       (3,931,453)      1,812,484
                                                                     -------------   -------------
    Net Increase (Decrease) in Net Assets                               (2,980,861)      3,946,119
NET ASSETS
  Beginning                                                             24,994,606      21,048,487
                                                                     -------------   -------------
  Ending                                                             $  22,013,745   $  24,994,606
                                                                     =============   =============
Undistributed net investment income (loss), ending                   $     487,533   $     363,111
                                                                     =============   =============
CLASS R -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                5,576          23,362
  Distributions reinvested                                                      --           3,912
  Shares redeemed                                                         (143,792)        (70,407)
                                                                     =============   =============
  Net Class R Share Activity                                              (138,216)        (43,133)
                                                                     =============   =============
CLASS I -- CAPITAL SHARE ACTIVITY
  Shares sold                                                               57,571         257,276
  Distributions reinvested                                                      --           7,961
  Shares redeemed                                                          (66,978)       (148,861)
                                                                     =============   =============
  Net Class I Share Activity                                                (9,407)        116,376
                                                                     =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                   --              --
  Distributions reinvested                                                      --              --
  Shares redeemed                                                               --              --
                                                                     =============   =============
  Net Class II Share Activity                                                   --              --
                                                                     =============   =============
CLASS III -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                   --              --
  Distributions reinvested                                                      --              --
  Shares redeemed                                                               --              --
                                                                     =============   =============
  Net Class III Share Activity                                                  --              --
                                                                     =============   =============
CLASS IV -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                   --              --
  Distributions reinvested                                                      --              --
  Shares redeemed                                                               --              --
                                                                     =============   =============
  Net Class IV Share Activity                                                   --              --
                                                                     =============   =============

                                                                     U.S. SYSTEMATIC LARGE CAP GROWTH      INTERNATIONAL GROWTH
                                                                     ---------------------------------------------------------------
                                                                      SEPTEMBER 30,                    SEPTEMBER 30,
                                                                          2005           MARCH 31,         2005         MARCH 31,
                                                                       (UNAUDITED)         2005         (UNAUDITED)        2005
                                                                     ---------------  ---------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       $         2,450  $        26,492  $     904,785  $     640,795
  Net realized gain (loss)                                                   210,318        1,661,538      8,744,713     18,736,998
  Net unrealized appreciation (depreciation)                                 373,752       (1,198,653)     3,316,747    (10,100,763)
                                                                     ---------------  ---------------  -------------  -------------
    Net increase (decrease) in net assets from investment operations         586,520          489,377     12,966,245      9,277,030
                                                                     ---------------  ---------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                      --               --             --       (327,979)
  From net realized gains                                                         --               --             --     (2,360,474)
                                                                     ---------------  ---------------  -------------  -------------
    Total distributions                                                           --               --             --     (2,688,453)
                                                                     ---------------  ---------------  -------------  -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class R                                                                  267,143          753,732         73,799        431,257
    Class I                                                                6,308,677          240,548      2,844,695      6,031,712
    Class II                                                                      --               --             --             --
    Class III                                                                     --               --          2,247             --
    Class IV                                                                      --               --     45,377,719             --
  Distributions reinvested
    Class R                                                                       --               --             --         39,004
    Class I                                                                       --               --             --        991,479
    Class II                                                                      --               --             --             --
    Class III                                                                     --               --             --        995,381
    Class IV                                                                      --               --             --        658,803
  Cost of shares redeemed
    Class R                                                               (3,973,990)      (2,029,789)      (745,817)    (7,774,143)
    Class I                                                               (3,328,068)      (3,102,539)    (9,769,195)   (19,994,044)
    Class II                                                                      --               --             --    (15,355,579)
    Class III                                                                     --               --    (43,548,964)            --
    Class IV                                                                      --               --    (28,840,429)       (34,895)
                                                                     ---------------  ---------------  -------------  -------------
    Net increase (decrease) in net assets from share transactions           (726,238)      (4,138,048)   (34,605,945)   (34,011,025)
                                                                     ---------------  ---------------  -------------  -------------
    Net Increase (Decrease) in Net Assets                                   (139,718)      (3,648,671)   (21,639,700)   (27,422,448)
NET ASSETS
  Beginning                                                               10,098,390       13,747,061    109,570,794    136,993,242
                                                                     ---------------  ---------------  -------------  -------------
  Ending                                                             $     9,958,672  $    10,098,390  $  87,931,094  $ 109,570,794
                                                                     ===============  ===============  =============  =============
Undistributed net investment income (loss), ending                   $        28,942  $        26,492  $     641,430  $    (263,355)
                                                                     ===============  ===============  =============  =============
CLASS R -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                 17,283           50,204          3,566         22,903
  Distributions reinvested                                                        --               --             --          1,994
  Shares redeemed                                                           (254,692)        (134,105)       (37,182)      (426,253)
                                                                     ===============  ===============  =============  =============
  Net Class R Share Activity                                                (237,409)         (83,901)       (33,616)      (401,356)
                                                                     ===============  ===============  =============  =============
CLASS I -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                403,095           15,848        135,451        309,079
  Distributions reinvested                                                        --               --             --         50,049
  Shares redeemed                                                           (203,629)        (199,645)      (478,431)    (1,031,238)
                                                                     ===============  ===============  =============  =============
  Net Class I Share Activity                                                 199,466         (183,797)      (342,980)      (672,110)
                                                                     ===============  ===============  =============  =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                     --               --             --             --
  Distributions reinvested                                                        --               --             --             --
  Shares redeemed                                                                 --               --             --       (825,784)
                                                                     ===============  ===============  =============  =============
  Net Class II Share Activity                                                     --               --             --       (825,784)
                                                                     ===============  ===============  =============  =============
CLASS III -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                     --               --            109             --
  Distributions reinvested                                                        --               --             --         50,425
  Shares redeemed                                                                 --               --     (1,979,342)            --
                                                                     ===============  ===============  =============  =============
  Net Class III Share Activity                                                    --               --     (1,979,233)        50,425
                                                                     ===============  ===============  =============  =============
CLASS IV -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                     --               --      2,059,583             --
  Distributions reinvested                                                        --               --             --         33,340
  Shares redeemed                                                                 --               --     (1,272,746)        (1,793)
                                                                     ===============  ===============  =============  =============
  Net Class IV Share Activity                                                     --               --        786,837         31,547
                                                                     ===============  ===============  =============  =============

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

NOTE A -- ORGANIZATION

   Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of fourteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds have issued Class I shares ("Class I"), six Funds have issued Class II shares ("Class II"), three Funds have issued Class IV shares ("Class IV") and five Funds have issued Retirement shares ("Class R"). No shares have a sales charge. Class R has a distribution fee. All Funds have a shareholder services fee. The Funds offering Class R shares are covered in this report.

   On April 19, 2004 the name of the U.S. Large Cap Select Growth Fund was changed to U.S. Systematic Large Cap Growth Fund to more accurately reflect its investment policies.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

   Equity securities, including ADRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain non-U.S. exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. The Investment Adviser has determined the Xetra is the primary market in Germany.

   The Funds value long-term debt obligations, including high quality and high yield corporate securities, and US Government and Agency issues, at the quoted bid price provided by an approved bond pricing service. Convertible securities are normally priced at the mean between the bids and ask prices. Short-term debt instruments, (e.g., commercial paper, bankers acceptances, U.S. Treasury Bills, etc.) having a maturity of less than 60 days will be valued at amortized cost.

   Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Adviser does not represent fair value (Fair Value Securities), are valued by the Pricing Committee overseen by the Board of Trustees in consultation as applicable, with the Investment Adviser's portfolio managers, traders, and research and credit analysts and legal and compliance personnel. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded, or for which exchange rates are disrupted; securities affected by significant events; and securities that the Investment Adviser or Pricing Committee believe were priced incorrectly. A "significant event" (which includes, but is not limited to, an extraordinarily political or market event) is an event that the Investment Adviser or Pricing Committee believes with a reasonably high degree of certainty has caused the closing market prices of a Fund's portfolio securities to no longer reflect their value at the time of the Fund's NAV calculation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

   Dividend income is recorded on the ex-dividend date or, for certain non-U.S. securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

NON-U.S. CURRENCY TRANSACTIONS

   At each net asset valuation date, the value of assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the current exchange rate at the spot rate at 11:00 a.m. Eastern Time against the U.S. dollar, as provided by an approved pricing service. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a non-U.S. currency is included with the net realized and unrealized gain or loss of the associated security. Other Non-U.S. currency gains or losses are reported separately.

   Certain Funds may use forward non-U.S. currency contracts to reduce their exposure to currency fluctuations of their non-U.S. securities. These contracts are commitments to purchase or sell a non-U.S. currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Non-U.S. denominated assets and forward currency contracts may involve more risks than U.S. transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy. There were no such forward non-U.S. currency contracts at September 30, 2005.

EQUITY-LINKED SECURITIES

   Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk of the underlying securities, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

   In order to generate expense offset credits, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under the guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities.

   There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, loose the opportunity to sell securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. The market value of securities on loan and the related collateral at the period ended September 30, 2005 were:

       FUND                          MARKET VALUE   COLLATERAL
       ----                          ------------  ------------
U.S. Emerging Growth                 $  1,449,850  $  1,486,750
U.S. Small Cap Value                    9,444,679     9,702,325
International Growth                    3,881,559     4,224,833

CREDIT FACILITY

   The Trust has a $15 million credit facility with Brown Brothers Harriman & Co. available to fund temporary or emergency borrowing expiring in January 2006. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. During the period ended September 30, 2005, the Funds did not borrow against the line of credit.

COMMITMENTS AND CONTINGENCIES

   In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

   Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

   Many of the brokers with whom the Investment Adviser places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. In addition, through arrangements with the Funds custodian, credits realized as a result of uninvested cash balances were used to reduce the Funds expenses. During the period, the credits used to reduce the Funds expenses were:

                                   CREDIT    DIRECT    SECURITY
                                  INTEREST  BROKERAGE  LENDING
               FUND                OFFSET    OFFSET     OFFSET
               ----               --------  ---------  --------
U.S. Emerging Growth                 6,119    16,955     5,940
U.S. Small Cap Value               114,251    36,605    12,291
U.S. Large Cap Value                 5,759     5,730       168
U.S. Systematic Large Cap Growth     1,037     7,600       155
International Growth                27,907   118,950    43,516

USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- FEDERAL INCOME TAXES

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, accretion, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

   Capital loss carryforwards may be used to offset current or future capital gains until expiration.

DISTRIBUTIONS TO SHAREHOLDERS

   The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

NOTE D -- TRANSACTIONS WITH AFFILIATES

   The Investment Adviser receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                    ADMINISTRATIVE   SHAREHOLDER
                FUND                 ADVISORY FEE    SERVICES FEE    SERVICES FEE
                ----                 ------------   --------------   ------------
U.S. Emerging Growth                      0.75%          0.12%          0.13%
U.S. Small Cap Value                      0.75%          0.12%          0.13%
U.S. Large Cap Value                      0.45%          0.12%          0.13%
U.S. Systematic Large Cap Growth          0.45%          0.15%          0.15%
International Growth                      0.50%          0.25%          0.25%

   Pursuant to the Administrative Services agreement the Investment Adviser provides operational support services to the Funds and receives the following annual fees payable monthly based on average daily net assets of each Fund.

   Pursuant to the Shareholder Services agreement the Investment Adviser provides account servicing to the Funds and receives the following annual fees payable monthly based on the average daily net assets of each Fund.

   The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses are limited to certain levels through September 30, 2005. The Investment Adviser will recover expense reimbursements paid to the Funds to the extent of the difference between the Funds' actual expenses (exclusive of taxes, interest, brokerage and the expenses incurred from the operation of the Mauritius Company ) when they fall below the limit in the year such reimbursement is paid.

   The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

   The following table presents expense limitations for the Funds for the period ended September 30, 2005.

                                                                      CLASS R
                                                                     ---------
                                                                     4/1/05 TO
                               FUND                                   9/30/05
                               ----                                  ---------
U.S. Emerging Growth                                                   1.73%
U.S. Small Cap Value                                                   1.55%
U.S. Large Cap Value                                                   1.06%
U.S. Systematic Large Cap Growth                                       1.37%
International Growth                                                   1.66%

SHAREHOLDER SERVICES AGREEMENT

   Each of the Funds has entered into a Shareholder Services Agreement with the Distributor under which each Fund will pay the distributor up to 0.25% of the average daily assets of each of the Funds to pay financial institutions, including the Investment Adviser, for certain personal services for shareholders and for the maintenance of shareholder accounts.

DISTRIBUTION PLAN

   Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class R shares may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. The schedule of such fees and the basis upon which such fees will be determined from time to time by the Distributor. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

TRUSTEE COMPENSATION

   Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $35,000 each from the Trust, except for the chairman of the Trust who will receive annual compensation of approximately $42,000 from the Trust.

NOTE E -- INVESTMENT TRANSACTIONS

   The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 2005 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2005, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                             NET
                                                                            GROSS          GROSS         UNREALIZED
                                                                         UNREALIZED     UNREALIZED      APPRECIATION
                                 PURCHASES      SALES       TAX COST    APPRECIATION   DEPRECIATION    (DEPRECIATION)
             FUND                (IN 000'S)   (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)       (IN 000'S)
             ----                ----------   ----------   ----------   ------------   ------------    --------------
U.S. Emerging Growth             $    9,218   $   17,081   $    8,773   $      2,124   $       (112)   $        2,012
U.S. Small Cap Value                 38,474       27,249      116,872         19,968         (3,399)           16,569
U.S. Large Cap Value                  4,708        8,090       17,723          4,508           (243)            4,265
U.S. Systematic Large Cap
  Growth                              9,002        9,731        8,807          1,312           (212)            1,100
International Growth                 86,559      120,116       77,715         14,980           (319)           14,661

   Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and non-U.S. currency transactions. During the period, the U.S. Systematic Large Cap Growth Fund had redemptions-in-kind in the amount of $28,840,429.

NOTE F -- FINANCIAL INSTRUMENTS

   During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward non-U.S. currency contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

NOTE G -- PROXY VOTING

   The Investment Adviser votes proxies on behalf of the Funds pursuant to written policies and procedures adopted by the Funds. To obtain free information on how your Funds' securities were voted, please call the Funds at 1-800-551-8043 or visit the Funds' website at www.nacm.com. You may also view how the Fund's securities were voted by visiting the Securities & Exchange Commission's website at www.sec.gov.

QUARTERLY FILING

   The Funds provide a complete list of their holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the Funds' Form N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS SUPPLEMENTARY INFORMATION -- (UNAUDITED)

CORPORATE GOVERNANCE

NAME, ADDRESS (1)
AGE                                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
POSITION(S) HELD WITH FUND          OTHER DIRECTORSHIPS HELD BY TRUSTEE
LENGTH OF TIME SERVED (2)           NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
DISINTERESTED TRUSTEES:

GEORGE F. KEANE                     PRINCIPAL OCCUPATIONS: President Emeritus and founding Chief Executive Officer,
(76)                                The Common Fund (1971-1993); and Endowment Advisors (1987-1999) (organizations
Chairman of the Board & Trustee     that provide investment management programs for colleges and universities)
Since August 2004
                                    OTHER DIRECTORSHIPS HELD: Director, Bramwell Funds (since 1994); Director,
                                    Longview Oil & Gas (since 2000); Director, Security Capital U.S. Real Estate
                                    (since 1997); Director, The Universal Bond Fund (since 1997); Director,
                                    Universal Stainless & Alloy Products Inc. (since 1994); Director, United Water
                                    Services and affiliated companies (1996-2000); Director, and former Chairman of the Board, Trigen Energy Corporation (1994-2000); Trustee, Nicholas-Applegate
                                    Mutual Funds (1994-1999).

                                    NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

WALTER E. AUCH                      PRINCIPAL OCCUPATIONS: Retired; prior thereto, Chairman and CEO of Chicago Board
(84)                                of Options Exchange (1979-1986); Senior Executive Vice President PaineWebber,
Trustee                             Inc.
Since May 1999
                                    OTHER DIRECTORSHIPS HELD: Trustee, LLBS Funds (since 1994 and Brinson
                                    Supplementary Trust (since 1997); Director, Thompson Asset Management Corp
                                    (1987-1999; Director, Smith Barney Trak Fund (since 1992) and Smith Barney
                                    Advisors (since 1992); Director, PIMCO Advisors L.P (since 1994); Director,
                                    Banyon Realty Trust (1988-2002), Banyon Mortgage Investment Fund (1989-2002) and
                                    Banyon Land Fund II (since 1988); Director, Express America Holdings Corp
                                    (1992-1999); Director, Legend Properties, Inc. (1987-1999); Director, Senele
                                    Group (since 1988); Director, Fort Dearborn Income Securities, Inc. (1987-1995);
                                    Trustee, Nicholas-Applegate Mutual Funds (1994-1999); Director, Geotek
                                    Industries, Inc. (1987-1998).

                                    NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

DARLENE DEREMER                     PRINCIPAL OCCUPATIONS: Managing Director, Putnam Lovell NBF Private Equity
(49)                                (Since 2004); Managing Director, NewRiver E-Business Advisory Services Division
Trustee                             (2000-2003); Prior to, President and Founder, DeRemer Associates, a strategic
Since May 1999                      and marketing consulting firm for the financial services industry (1987-2003);
                                    Vice President and Director, Asset Management Division, State Street Bank and
                                    Trust Company, now referred to as State Street Global Advisers, (1982-1987);
                                    Vice President, T. Rowe Price & Associates (1979-1982); Member, Boston Club
                                    (since 1998); Member, Financial Women's Association Advisory Board (since 1995);
                                    Founder, Mutual Fund Cafe Website.

                                    OTHER DIRECTORSHIPS HELD: Founding Member and Director, National Defined
                                    Contribution Council (since 1997); Trustee, Boston Alzheimer's Association
                                    (since 1998); Director, King's Wood Montessori School (since 1995); Editorial
                                    Board, National Association of Variable Annuities (since 1997); Director,
                                    Nicholas-Applegate Strategic Opportunities, Ltd. (1994-1997); Trustee,
                                    Nicholas-Applegate Mutual Funds (1994-1999); Director, Jurika & Voyles Fund
                                    Group (since 1994-2000); Director, Nicholas-Applegate Southeast Asia Fund, Ltd.
                                    (since 2004).

                                    NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

JOHN J. MURPHY                      PRINCIPAL OCCUPATIONS: Founder and senior principal, Murphy Capital Management
(60)
Trustee                             OTHER DIRECTORSHIPS HELD: Director, Smith Barney Multiple Discipline Trust;
Since September 2005                Director, Barclays International Funds Group Ltd. and affiliated companies.

                                    NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

INTERESTED TRUSTEES:

HORACIO A. VALEIRAS                 PRINCIPAL OCCUPATIONS: Managing Director (since 2004) and Chief Investment
(46)                                Officer. Nicholas-Applegate Capital Management, Nicholas-Applegate Securities
President & Trustee                 (since 2002); Managing Director of Morgan Stanley Investment Management, London
Since August 2004                   (1997-2002); Head of International Equity and Asset Allocation, Miller Anderson
                                    & Sherred; Director and Chief of Investment Strategies, Credit Suisse First
                                    Boston.

                                    OTHER DIRECTORSHIPS HELD: Trustee, The Bishops School (since 2002); Trustee, San
                                    Diego Rowing Club (since 2002).

                                    NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

OFFICERS:

CHARLES H. FIELD, JR.               PRINCIPAL OCCUPATIONS: General Counsel, Nicholas-Applegate Capital Management,
(50)                                Nicholas-Applegate Securities LLC, Nicholas-Applegate Holdings LLC (since
Secretary and Chief Compliance      February 2004), Deputy General Counsel, Nicholas-Applegate Capital Management,
Officer                             LLC (1996-2004).
Since May 2002
                                    OTHER DIRECTORSHIPS HELD: NA

                                    NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

THOMAS MUSCARELLA                   PRINCIPAL OCCUPATIONS: Vice President, Director of Mutual Fund Operations (since
(49)                                1998).
Treasurer
Since May 2005                      OTHER DIRECTORSHIPS HELD: NA

                                    NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE: 13

(1)  Unless otherwise noted, the address of the Trustees and Officers is c/o:
     Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

            TO REDUCE EXPENSES, WE MAY MAIL ONLY ONE COPY OF THE FUND'S PROSPECTUS AND EACH ANNUAL AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CALL US AT 800-551-8043 - (OR CONTACT YOUR FINANCIAL INSTITUTION). WE WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

                      (This page intentionally left blank)

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                            George F. Keane, CHAIRMAN
                                 Walter E. Auch
                               Darlene T. DeRemer
                                 John J. Murphy
                               Horacio A. Valeiras


                                    OFFICERS

                         Horacio A. Valeiras, PRESIDENT
                        Charles H. Field, Jr., SECRETARY
                          Thomas Muscarella, TREASURER


                               INVESTMENT ADVISER

                      Nicholas-Applegate Capital Management


                                   DISTRIBUTOR

                          Nicholas-Applegate Securities


                                    CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers


                                 TRANSFER AGENT

                          UMB Fund Services Group, Inc.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                           PricewaterhouseCoopers LLP

[NICHOLAS APPLEGATE(R) INSTITUTIONAL FUNDS LOGO]

600 West Broadway
San Diego, California 92101
800 - 551 - 8043
Nicholas-Applegate Securities, Distributor

                                                                 SEMIANNO305INST


ITEM 2. CODE OF ETHICS.

	Not required for this semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

	Not required for this semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not required for this semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

	Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

	Item 11(a) The registrant's principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1933, as amended.

	Item 11(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

	(a)(1) Not required for this semi-annual report on Form N-CSR.

	(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 12(a) (2).

	(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 12(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds
 -------------------------------------

By (Signature and Title)

/s/ Horacio A. Valeiras
=======================
Horacio A. Valeiras
Title: Chief Executive Officer and President
Date: December 7, 2005


By (Signature and Title)

/s/ Thomas Muscarella
=======================
Thomas Muscarella
Title: Chief Financial Officer and Treasurer
Date: December 7, 2005

* Print name and title of each signing officer under his or her signature.